                      JOHN HANCOCK VARIABLE SERIES TRUST I
                              197 CLARENDON STREET
                          BOSTON, MASSACHUSETTS 02117

                                                               February 25, 2005

Dear Contract or Certificate Owner:


     A special meeting of shareholders of John Hancock Variable Series Trust I ("JHVST") will be held at 197 Clarendon Street, Boston, Massachusetts 02117, on APRIL 4, 2005 AT 10:00 A.M., EASTERN TIME to consider a proposed reorganization providing for the combination of each of the separate series or funds of JHVST (the "Acquired Funds") into a corresponding series or fund (each, an "Acquiring Fund") of John Hancock Trust ("JHT") (formerly, Manufacturers Investment Trust) (the "Reorganization"). The Reorganization is described in detail in the enclosed Proxy Statement/Prospectus and briefly summarized in the questions and answers attached to this letter.


     Although you are not a shareholder of JHVST, contract values under your variable life insurance or variable annuity contract ("variable contract") issued by John Hancock Life Insurance Company ("JHLICO") or John Hancock Variable Life Insurance Company ("JHVLICO") are invested in shares of one or more of the Acquired Funds. Similarly, if your variable contract has been issued by John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) or John Hancock Life Insurance Company of New York ("JHLICO New York") (formerly, The Manufacturers Life Insurance Company of New York), certain of your contract values are invested in shares of the International Equity Index Fund. Since the value of your contract depends in part on the investment performance of the shares of one or more of the Acquired Funds, you have the right to instruct JHLICO, JHVLICO, JHLICO (U.S.A.) or JHLICO New York, as appropriate, how such shares that are attributable to your contract are voted.

     The Board of Trustees of JHVST has unanimously approved the Reorganization and believes that it will benefit you. The main purpose of the fund combinations is to enable the funds to be managed more efficiently and effectively. Except when the Acquiring Fund has been newly organized for purposes of the Reorganization, the combined funds will have larger assets, and all are expected to have improved prospects for growth. This means that, even where the Acquiring Fund's expenses are not expected to be lower initially, reductions in overall operating expenses may, in some cases, eventually result from economies of scale. Each of the Acquired Funds and its corresponding Acquiring Fund have the same or substantially similar investment objectives, and some have the same investment subadvisers. In some cases, the combinations are expected to result in an increase in the total fees and expenses borne by shareholders. For each combination, the Board of Trustees of JHVST considered numerous factors, which are discussed in the Proxy Statement/Prospectus in every proposal under the heading "Board Consideration of the Combination." In all cases, the Board of Trustees of JHVST has determined that combining the funds will not result in the dilution of your variable contract interest.


     Effective April 28, 2004, John Hancock Financial Services, Inc., the parent entity of JHLICO and JHVLICO which fund their variable contracts principally through JHVST, was acquired by Manulife Financial Corporation ("MFC"). MFC is the ultimate parent entity of JHLICO (U.S.A.) and JHLICO New York which fund their variable contracts principally through JHT. Consequently, the Reorganization, by combining JHVST into JHT, will create a larger, unified fund family underlying these affiliated insurance companies that is expected to operate with greater efficiency and lower overall costs.



     Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus of JHVST and JHT, and a Voting Instructions Form for the shares of the Acquired Funds attributable to your contract as of January 31, 2005, the record date for the meeting. Also enclosed for additional information is the current prospectus of JHT. Please read these materials in their entirety before giving voting instructions. IN ORDER FOR SHARES TO BE VOTED AT THE MEETING BASED ON YOUR INSTRUCTIONS, YOU ARE URGED PROMPTLY TO COMPLETE

AND MAIL YOUR VOTING INSTRUCTIONS FORM IN THE ATTACHED POSTAGE-PAID ENVELOPE, ALLOWING SUFFICIENT TIME FOR ITS RECEIPT BY APRIL 3, 2005.



     THE BOARD OF TRUSTEES OF JHVST UNANIMOUSLY RECOMMENDS THAT YOU APPROVE THE REORGANIZATION.


     If you have any questions regarding the Reorganization or need additional information, please contact your Investment Professional or call a JHLICO Service Representative at 1-800-576-2227.

                                          Sincerely,

                                          -s- MICHELLE G. VAN LEER
                                          --------------------------------------
                                          Michelle G. Van Leer
                                          Chairman, Board of Trustees

                             QUESTIONS AND ANSWERS


Q:  WHAT IS THE REORGANIZATION?


A:  Under the Reorganization, each portfolio of JHVST listed below (Acquired
    Fund) will be combined with a corresponding portfolio of JHT (Acquiring
    Fund), and each shareholder of the JHVST portfolio will become a shareholder of the corresponding JHT portfolio. A shareholder's position will have the same value both immediately before and immediately after the transaction. The shareholders of the JHVST portfolios must take the necessary action to approve each combination before it may be effected. The scheduled effective date for the Reorganization is as of the close of regularly scheduled trading on the New York Stock Exchange on April 29, 2005.


                       JHVST ACQUIRED FUND                           CORRESPONDING JHT ACQUIRING FUND
      -----------------------------------------------------       --------------------------------------
      Active Bond Fund                                       --   Active Bond Trust
      Bond Index Fund                                        --   Bond Index Trust B
      Earnings Growth Fund                                   --   Large Cap Growth Trust
      Equity Index Fund                                      --   500 Index Trust B
      Financial Industries Fund                              --   Financial Services Trust
      Fundamental Value Fund                                 --   Equity-Income Trust
      Global Bond Fund                                       --   Global Bond Trust
      Growth & Income Fund                                   --   Growth & Income Trust II
      Health Sciences Fund                                   --   Health Sciences Trust
      High Yield Bond Fund                                   --   High Yield Trust
      International Equity Index Fund -- Series I and II     --   International Equity Index Trust A
      International Equity Index Fund -- NAV                 --   International Equity Index Trust B
      Large Cap Growth Fund                                  --   Blue Chip Growth Trust
      Large Cap Value Fund                                   --   Equity-Income Trust
      Managed Fund                                           --   Managed Trust
      Mid Cap Growth Fund                                    --   Mid Cap Stock Trust
      Mid Cap Value B Fund                                   --   Mid Value Trust
      Money Market Fund                                      --   Money Market Trust B
      Overseas Equity B Fund                                 --   Overseas Equity Trust
      Real Estate Equity Fund                                --   Real Estate Securities Trust
      Short-Term Bond Fund                                   --   Short-Term Bond Trust
      Small Cap Emerging Growth Fund                         --   Small Cap Growth Trust
      Small Cap Value Fund                                   --   Small Cap Value Trust
      Total Return Bond Fund                                 --   Total Return Trust


     The JHT Acquiring Funds listed above consist of existing JHT Funds (the "Existing Acquiring Funds") and the following newly organized JHT Funds that will first issue shares in connection with the Reorganization (the "New Acquiring Funds"):


Active Bond Trust         International Equity Index Trust B  Overseas Equity Trust
Bond Index Trust B        Managed Trust                       Short-Term Bond Trust
500 Index Trust B         Mid Value Trust                     Small Cap Growth Trust
Growth & Income Trust II  Money Market Trust B                Small Cap Value Trust
International Equity
  Index Trust A

Q:  WHAT ARE THE REASONS FOR THE REORGANIZATION?


A: The main purpose of the Reorganization is to combine JHVST, the funding medium for variable contracts issued by JHLICO and JHVLICO, into JHT, the funding medium for variable contracts issued by JHLICO (U.S.A.) and JHLICO New York, and thereby create a larger, unified fund family for the variable contracts issued by these affiliated insurance companies that is expected to operate with greater efficiency and lower overall costs. The combined funds will have larger assets (except when an Acquired Fund is combining into a New Acquiring Fund) and all are expected to have improved prospects for growth. This means that, even where the Acquiring Fund's expenses are not expected to be lower initially, reductions in overall operating expenses may, in some cases, eventually result from economies of scale. Each of the Acquired Funds and its corresponding Acquiring Fund have the same or substantially similar investment objectives, and some have the same investment subadvisers. In many cases, the fees and expenses of an Acquiring Fund are expected to be lower than or the same as those of its corresponding Acquired Fund; in some instances, the fees and expenses of the Acquiring Fund are expected to be higher.


Q: WILL THE REORGANIZATION AFFECT MY CONTRACT VALUE? WILL THERE BE ANY TAX IMPLICATIONS?


A: Your contract value will be the same immediately after as immediately before the Reorganization. In addition, the Reorganization will not result in individual contract owners recognizing any gain or loss for federal income tax purposes.


Q:  WILL I INCUR ANY FEE IN CONNECTION WITH THE REORGANIZATION?



A: You will not incur directly any fee in connection with the Reorganization. However, the expenses of the Reorganization as to each combination are being allocated between the Acquired Fund and its corresponding Acquiring Fund on an asset weighted basis, and contract owners participating in these Funds will therefore generally bear indirectly their proportionate shares. Allocating expenses on an asset-weighted basis will, as a practical matter, result in each of the following Acquired Funds bearing all the expenses of its combination into a New Acquiring Fund that does not have any historic assets or operations: the Active Bond Fund, Growth & Income Fund, Mid Cap Value B Fund, Overseas Equity Fund and Short-Term Bond Fund. Each of these Acquired Funds is expected to experience a decrease in annual operating expenses as a result of the Reorganization. In those cases where an Acquired Fund was expected, based on expense ratio information available as of June 30, 2004, to experience an increase in annual operating expense ratios as a result of the Reorganization, the expenses of the Reorganization allocable to that Acquired Fund will be paid by JHLICO (U.S.A.) or one or more of its affiliates. See "Information About the Reorganization -- Agreement and Plan of Reorganization; -- Board Consideration of the Reorganization."



Q.  WHAT HAPPENS IF A PROPOSED FUND COMBINATION IS NOT APPROVED?


A. If shareholders of an Acquired Fund do not approve the Reorganization as to that Fund, the Reorganization will not take place as to that Acquired Fund and the JHVST Board of Trustees will take such action as it deems appropriate and in the best interests of the shareholders of that Fund. This may include the dissolution of that Fund and, subject to any required regulatory approvals, moving you to another Fund.


Q:  HOW DO I GIVE VOTING INSTRUCTIONS?


A:  Follow two simple steps:
     FIRST:  Read the attached Proxy Statement/Prospectus.
    SECOND: Complete the enclosed Voting Instructions Form and return it in the enclosed postage-paid envelope.


Q:  DO MY VOTING INSTRUCTIONS MAKE A DIFFERENCE?


A: Whether you are a large or small investor, your voting instructions are important. You are urged to participate in this process to ensure that your wishes are represented when votes are cast at the shareholders' meeting. The Board of Trustees of JHVST has voted unanimously in favor of the Reorganization, and your approval is needed to implement the Reorganization.

                      JOHN HANCOCK VARIABLE SERIES TRUST I
                              197 CLARENDON STREET
                          BOSTON, MASSACHUSETTS 02117

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


To the shareholders of the:


Active Bond Fund           Health Sciences Fund             Money Market Fund
Bond Index Fund            High Yield Bond Fund             Overseas Equity B Fund
Earnings Growth Fund       International Equity Index Fund  Real Estate Equity Fund
Equity Index Fund          Large Cap Growth Fund            Short-Term Bond Fund
Financial Industries Fund  Large Cap Value Fund             Small Cap Emerging Growth Fund
Fundamental Value Fund     Managed Fund                     Small Cap Value Fund
Global Bond Fund           Mid Cap Growth Fund              Total Return Bond Fund
Growth & Income Fund       Mid Cap Value B Fund


     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the John Hancock Variable Series Trust I ("JHVST") will be held at 197 Clarendon Street, Boston, Massachusetts 02117, on APRIL 4, 2005 AT 10:00 A.M., EASTERN TIME.


     A Proxy Statement/Prospectus which provides information about the purposes of the Meeting is included with this notice. The Meeting will be held to consider the following proposals:


Proposal 1                Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Active Bond
                          Fund (an "Acquired Fund") of JHVST into the Active Bond
                          Trust (an "Acquiring Fund") of John Hancock Trust ("JHT").
                            (Shareholders of the Active Bond Fund will vote on this
                            proposal)
Proposal 2                Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Bond Index Fund
                          (an "Acquired Fund") of JHVST into the Bond Index Trust B
                          (an "Acquiring Fund") of JHT.
                           (Shareholders of the Bond Index Fund will vote on this
                           proposal)
Proposal 3                Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Earnings Growth
                          Fund (an "Acquired Fund") of JHVST into the Large Cap Growth
                          Trust (an "Acquiring Fund") of JHT.
                            (Shareholders of the Earnings Growth Fund will vote on
                          this proposal)
Proposal 4                Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Equity Index
                          Fund (an "Acquired Fund") of JHVST into the 500 Index Trust
                          B (an "Acquiring Fund") of JHT.
                            (Shareholders of the Equity Index Fund will vote on this
                            proposal)
Proposal 5                Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Financial
                          Industries Fund (an "Acquired Fund") of JHVST into the
                          Financial Services Trust (an "Acquiring Fund") of JHT.
                            (Shareholders of the Financial Industries Fund will vote
                            on this proposal)
Proposal 6                Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combinations of the Fundamental
                          Value Fund and the Large Cap Value Fund (each an "Acquired
                          Fund") of JHVST into the Equity-Income Trust (an "Acquiring
                          Fund") of JHT.
                            (Shareholders of the Fundamental Value Fund and the Large
                          Cap Value Fund will vote separately on this proposal)
Proposal 7                Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Global Bond
                          Fund (an "Acquired Fund") of JHVST into the Global Bond
                          Trust (an "Acquiring Fund") of JHT.
                            (Shareholders of the Global Bond Fund will vote on this
                            proposal)

Proposal 8                Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Growth & Income
                          Fund (an "Acquired Fund") of JHVST into the Growth & Income
                          Trust II (an "Acquiring Fund") of JHT.
                            (Shareholders of Growth & Income Fund will vote on this
                            proposal)
Proposal 9                Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Health Sciences
                          Fund (an "Acquired Fund") of JHVST into the Health Sciences
                          Trust (an "Acquiring Fund") of John Hancock Trust (JHT).
                            (Shareholders of the Health Sciences Fund will vote on
                            this proposal)
Proposal 10               Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the High Yield Bond
                          Fund (an "Acquired Fund") of JHVST into the High Yield Trust
                          (an "Acquiring Fund") of JHT.
                            (Shareholders of the High Yield Bond Fund will vote on
                            this proposal)
Proposal 11               Part One: Approval of an Amendment to the Declaration of
                          Trust of JHVST to facilitate the combination of the NAV
                          shares of the International Equity Index Fund (an "Acquired
                          Fund") of JHVST into the International Equity Index Trust B
                          (an "Acquiring Fund") of JHT.
                            (All shareholders of the International Equity Index Fund
                          will vote on this Part One)
                          Part Two: Approval of Agreement and Plan of Reorganization
                          (the "Plan") providing for the combination of the NAV shares of the International Equity Index Fund (an "Acquired Fund")
                          of JHVST into the International Equity Index Trust B (an
                          "Acquiring Fund") of JHT.
                            (Only holders of NAV shares of the International Equity
                          Index Fund will vote on this Part Two)
                          Part Three: Approval of Agreement and Plan of Reorganization
                          (the "Plan") providing for the combination of the Series I and Series II shares of the International Equity Index Fund
                          (an "Acquired Fund") of JHVST into the International Equity
                          Index Trust A (an "Acquiring Fund") of JHT.
                            (Only holders of Series I and Series II shares of the
                          International Equity Index Fund will vote on this Part
                            Three)
Proposal 12               Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Large Cap
                          Growth Fund (an "Acquired Fund") of JHVST into the Blue Chip
                          Growth Trust (an "Acquiring Fund") of JHT.
                            (Shareholders of the Large Cap Growth Fund will vote on
                            this proposal)
Proposal 13               Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Managed Fund
                          (an "Acquired Fund") of JHVST into the Managed Trust (an
                          "Acquiring Fund") of JHT.
                            (Shareholders of the Managed Fund will vote on this
                            proposal)
Proposal 14               Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Mid Cap Growth
                          Fund (an "Acquired Fund") of JHVST into the Mid Cap Stock
                          Trust (an "Acquiring Fund") of JHT.
                            (Shareholders of the Mid Cap Growth Fund will vote on this proposal)
Proposal 15               Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Mid Cap Value B
                          Fund (an "Acquired Fund") of JHVST into the Mid Value Trust
                          (an "Acquiring Fund") of JHT.
                            (Shareholders of the Mid Cap Value B Fund will vote on
                            this proposal)
Proposal 16               Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Money Market
                          Fund (an "Acquired Fund") of JHVST into the Money Market
                          Trust B (an "Acquiring Fund") of JHT.
                            (Shareholders of the Money Market Fund will vote on this
                            proposal)

Proposal 17               Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Overseas Equity
                          B Fund (an "Acquired Fund") of JHVST into the Overseas
                          Equity Trust (an "Acquiring Fund") of JHT.
                            (Shareholders of the Overseas Equity B Fund will vote on
                            this proposal)
Proposal 18               Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Real Estate
                          Equity Fund (an "Acquired Fund") of JHVST into the Real
                          Estate Securities Trust (an "Acquiring Fund") of JHT.
                            (Shareholders of the Real Estate Equity Fund will vote on
                            this proposal)
Proposal 19               Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Short-Term Bond
                          Fund (an "Acquired Fund") of JHVST into the Short-Term Bond
                          Trust (an "Acquiring Fund") of JHT.
                            (Shareholders of the Short-Term Bond Fund will vote on
                            this proposal)
Proposal 20               Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Small Cap
                          Emerging Growth Fund (an "Acquired Fund") of JHVST into the
                          Small Cap Growth Trust (an "Acquiring Fund") of JHT.
                            (Shareholders of the Small Cap Emerging Growth Fund will
                          vote on this proposal)
Proposal 21               Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Small Cap Value
                          Fund (an "Acquired Fund") of JHVST into the Small Cap Value
                          Trust (an "Acquiring Fund") of JHT.
                            (Shareholders of the Small Cap Value Fund will vote on
                            this proposal)
Proposal 22               Approval of Agreement and Plan of Reorganization (the
                          "Plan") providing for the combination of the Total Return
                          Bond Fund (an "Acquired Fund") of JHVST into the Total
                          Return Trust (an "Acquiring Fund") of JHT.
                            (Shareholders of the Total Return Bond Fund will vote on
                            this proposal)
    Any other business that may properly come before the Meeting



     THE BOARD OF TRUSTEES OF JHVST RECOMMENDS THAT SHAREHOLDERS VOTE FOR ALL PROPOSALS.


     Approval of each Proposal will require the affirmative vote of the holders of at least a "Majority of the Outstanding Voting Securities" (as defined in the accompanying Proxy Statement/Prospectus) of the Acquired Fund.

     Each shareholder of record at the close of business on January 31, 2005 is entitled to receive notice of and to vote at the Meeting.

                                          By order of the Board of Trustees

                                          -s- MICHELLE G. VAN LEER
                                          --------------------------------------
                                          Michelle G. Van Leer
                                          Chairman, Board of Trustees

February 25, 2005
Boston, Massachusetts

JOHN HANCOCK VARIABLE SERIES TRUST I  JOHN HANCOCK TRUST
        197 CLARENDON STREET             601 CONGRESS
    BOSTON, MASSACHUSETTS 02117             STREET
             ("JHVST")                     BOSTON,
                                        MASSACHUSETTS
                                            02210
                                           ("JHT")


                             ---------------------


                           PROXY STATEMENT/PROSPECTUS



     RELATING TO THE ACQUISITION OF ALL THE ASSETS, SUBJECT TO ALL THE LIABILITIES, OF THE ACQUIRED FUNDS (LISTED BELOW), EACH A SEPARATE SERIES OF JHVST, BY AND IN EXCHANGE FOR SHARES OF CORRESPONDING ACQUIRING FUNDS (LISTED BELOW), EACH A SEPARATE SERIES OF JHT



     This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees of John Hancock Variable Series Trust I ("JHVST") (sometimes referred to herein as the "JHVST Board") of proxies to be used at a meeting of the shareholders of the Acquired Funds listed below to be held at 197 Clarendon Street, Boston, Massachusetts 02117, on APRIL 4, 2005, AT 10:00 A.M., EASTERN TIME (the "Meeting"). This Proxy Statement/Prospectus is first being mailed to shareholders on or about February 25, 2005.



     At the Meeting, shareholders of the Acquired Funds listed below will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the combination of the Acquired Funds, each a separate series of JHVST, into their corresponding Acquiring Funds (listed below), each a separate series (known as "Trusts") of John Hancock Trust ("JHT") (formerly, Manufacturers Investment Trust). Under the Plan: (i) all the assets, subject to all the liabilities, of each Acquired Fund will be transferred to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) shareholders of the Acquired Fund will receive that number of shares of the corresponding Acquiring Fund equal in value at the time of the exchange to the value of the shareholder's shares of the Acquired Fund at such time; and (iii) the Acquired Fund will be liquidated and terminate. If approved by shareholders of an Acquired Fund, the Reorganization is expected to occur as to that Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on April 29, 2005. The consummation of each combination of an Acquired Fund into an Acquiring Fund may occur regardless of whether the consummation of any other combination of an Acquired Fund into an Acquiring Fund occurs. The terms and conditions of the Reorganization are more fully described in this Proxy Statement/Prospectus and in the Agreement and Plan of Reorganization attached hereto as Exhibit A.



          JHVST                CORRESPONDING JHT              JHVST             CORRESPONDING JHT
      ACQUIRED FUND              ACQUIRING FUND           ACQUIRED FUND           ACQUIRING FUND
      -------------            -----------------          -------------         -----------------
Active Bond Fund            Active Bond Trust         Large Cap Growth Fund   Blue Chip Growth Trust
Bond Index Fund             Bond Index Trust B        Large Cap Value Fund    Equity-Income Trust
Earnings Growth Fund        Large Cap Growth Trust    Managed Fund            Managed Trust
Equity Index Fund           500 Index Trust B         Mid Cap Growth Fund     Mid Cap Stock Trust
Financial Industries Fund   Financial Services Trust  Mid Cap Value Fund B    Mid Value Trust
Fundamental Value Fund      Equity-Income Trust       Money Market Fund       Money Market Trust B
Global Bond Fund            Global Bond Trust         Overseas Equity Fund B  Overseas Equity Trust
Growth & Income Fund        Growth & Income Trust II  Real Estate Equity      Real Estate Securities
Health Sciences Fund        Health Sciences Trust       Fund                    Trust
High Yield Bond Fund        High Yield Trust          Short-Term Bond Fund    Short-Term Bond Trust
International Equity Index  International Equity      Small Cap Emerging      Small Cap Growth Trust
  Fund -- Series I and II   Index Trust A                Growth Fund           Small Cap Value Trust
International Equity Index  International Equity      Small Cap Value Fund    Total Return Bond
  Fund -- NAV                 Index   Trust B         Total Return Bond Fund    Trust


     The JHT Acquiring Funds listed above consist of existing JHT Funds (the "Existing Acquiring Funds") and the following newly organized JHT Funds that will first issue shares in connection with the Reorganization (the "New Acquiring Funds"):



Active Bond Trust                   International Equity Index Trust B  Overseas Equity Trust
Bond Index Trust B                  Managed Trust                       Short-Term Bond Trust
500 Index Trust B                   Mid Value Trust                     Small Cap Growth Trust
Growth & Income Trust II            Money Market Trust B                Small Cap Value Trust
International Equity Index Trust A



     This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. The Annual and Semi-Annual Reports to Shareholders of JHVST and JHT contain additional information about the investments of, respectively, the Acquired Funds and the Existing Acquiring Funds. Copies of these reports, which contain discussions of the market conditions and investment strategies that significantly affected such Funds during their fiscal year ended December 31, 2003, may be obtained at no charge by calling the respective toll free numbers listed below for JHVST and JHT.



     The following documents have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference into this Proxy Statement/Prospectus:



-- The Prospectus of JHT (relating to the      A copy of the JHT Prospectus accompanies this
   Acquiring Funds) dated May 1, 2004 (as      Proxy Statement/Prospectus.
   supplemented) (the "JHT Prospectus").
-- The Statement of Additional Information of  Copies of this document are available at no
   JHT dated February 25, 2005 relating to     charge by writing to JHT at the above address
   this Proxy Statement/Prospectus (the        or by calling this toll free number:
   "Statement of Additional Information").     1-800-344-1029.
-- The Prospectuses of JHVST (relating to the  Copies of the JHVST Prospectus are available
   Acquired Funds) dated May 1, 2004 (as       at no charge by writing to JHVST at the above
   supplemented) (collectively, the "JHVST     address or by calling this toll free number:
   Prospectus").                               1-800-576-2227.



     Shareholders who have questions about the Reorganization or this Proxy Statement/Prospectus may call a JHLICO Service Representative at 1-800-576-2227.



     Each of JHVST and JHT is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-0102 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090). Such materials are also available on the SEC's EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC's Public Reference Room.



     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



       The date of this Proxy Statement/Prospectus is February 25, 2005.

                           PROXY STATEMENT/PROSPECTUS

                               TABLE OF CONTENTS


                                                                                          PAGE
                                                                                        --------
INTRODUCTION..........................................................................         5
OVERVIEW OF PROPOSED REORGANIZATION...................................................         5
Proposal 1                Approval of Agreement and Plan of Reorganization providing for the combination of the Active Bond Fund of JHVST into
                          the Active Bond Trust of John Hancock Trust (JHT)...........         7
Proposal 2                Approval of Agreement and Plan of Reorganization providing for the combination of the Bond Index Fund of JHVST into the
                          Bond Index Trust B of JHT...................................        14
Proposal 3                Approval of Agreement and Plan of Reorganization providing for the combination of the Earnings Growth Fund of JHVST
                          into the Large Cap Growth Trust of JHT......................        21
Proposal 4                Approval of Agreement and Plan of Reorganization providing for the combination of the Equity-Index Fund of JHVST into
                          the 500 Index Trust B of JHT................................        27
Proposal 5                Approval of Agreement and Plan of Reorganization providing for the combination of the Financial Industries Fund of
                          JHVST into the Financial Services Trust of JHT..............        33
Proposal 6                Approval of Agreement and Plan of Reorganization providing for the combinations of the Fundamental Value Fund and the
                          Large Cap Value Fund of JHVST into the Equity Income Trust
                          of JHT......................................................        40
Proposal 7                Approval of Agreement and Plan of Reorganization providing for the combination of the Global Bond Fund of JHVST into
                          the Global Bond Trust of JHT................................        47
Proposal 8                Approval of Agreement and Plan of Reorganization providing for the combination of the Growth & Income Fund of JHVST
                          into the Growth & Income Trust II of JHT....................        55
Proposal 9                Approval of Agreement and Plan of Reorganization providing for the combination of the Health Sciences Fund of JHVST
                          into the Health Science Trust of JHT........................        61
Proposal 10               Approval of Agreement and Plan of Reorganization providing for the combination of the High Yield Bond Fund of JHVST
                          into the High Yield Trust of JHT............................        68
Proposal 11               Part One:  Approval of an Amendment to the Declaration of
                          Trust of JHVST to facilitate the combination of the NAV
                          shares of the International Equity Index Fund of JHVST into
                          the International Equity Index Trust B of JHT...............        75
                          Part Two:  Approval of Agreement and Plan of Reorganization
                          providing for the combination of the NAV shares of the
                          International Equity Index Fund of JHVST into the
                          International Equity Index Trust B of JHT...................        76
                          Part Three:  Approval of Agreement and Plan of
                          Reorganization providing for the combination of the Series I and Series II shares of the International Equity Index Fund of JHVST into the International Equity Index Trust A of
                          JHT.........................................................        76
Proposal 12               Approval of Agreement and Plan of Reorganization providing for the combination of the Large Cap Growth Fund of JHVST
                          into the Blue Chip Growth Trust of JHT......................        82
Proposal 13               Approval of Agreement and Plan of Reorganization providing for the combination of the Managed Fund of JHVST into the
                          Managed Trust of JHT........................................        90

                                                                                          PAGE
                                                                                        --------
Proposal 14               Approval of Agreement and Plan of Reorganization providing for the combination of the Mid Cap Growth Fund of JHVST into
                          the Mid Cap Stock Trust of JHT..............................        98
Proposal 15               Approval of Agreement and Plan of Reorganization providing for the combination of the Mid Cap Value B Fund of JHVST
                          into the Mid Value Trust of JHT.............................       104
Proposal 16               Approval of Agreement and Plan of Reorganization providing for the combination of the Money Market Fund of JHVST into
                          the Money Market Trust B of JHT.............................       109
Proposal 17               Approval of Agreement and Plan of Reorganization providing for the combination of the Overseas Equity B Fund of JHVST
                          into the Overseas Equity Trust of JHT.......................       116
Proposal 18               Approval of Agreement and Plan of Reorganization providing for the combination of the Real Estate Equity Fund of JHVST
                          into the Real Estate Securities Trust of JHT................       121
Proposal 19               Approval of Agreement and Plan of Reorganization providing for the combination of the Short-Term Bond Fund of JHVST
                          into the Short-Term Bond Trust of JHT.......................       129
Proposal 20               Approval of Agreement and Plan of Reorganization providing for the combination of the Small Cap Emerging Growth Fund of
                          JHVST into the Small Cap Growth Trust of JHT................       134
Proposal 21               Approval of Agreement and Plan of Reorganization providing for the combination of the Small Cap Value Fund of JHVST
                          into the Small Cap Value Trust of JHT.......................       139
Proposal 22               Approval of Agreement and Plan of Reorganization providing for the combination of the Total Return Bond Fund of JHVST
                          into the Total Return Trust of JHT..........................       146
INFORMATION ABOUT THE REORGANIZATION..................................................       153
Agreement and Plan of Reorganization..................................................       153
Reasons for the Reorganization........................................................       154
Board Consideration of the Reorganization.............................................       155
Description of Securities to Be Issued................................................       157
Federal Income Tax Consequences.......................................................       158
CAPITALIZATION........................................................................       159
COMPARATIVE INFORMATION ABOUT JHVST AND JHT...........................................       174
Multiple Classes of Shares............................................................       174
Rule 12b-1 Fees.......................................................................       174
Fundamental Investment Restrictions...................................................       175
Dividends and Distributions...........................................................       175
Purchase and Redemption of Shares.....................................................       175
Massachusetts Business Trusts.........................................................       178
Location of Further Information About the Funds.......................................       178
VOTING INFORMATION....................................................................       178
OWNERSHIP OF SHARES OF THE FUNDS......................................................       181
LEGAL MATTERS.........................................................................       186
FINANCIAL STATEMENTS..................................................................       187
OTHER MATTERS.........................................................................       188
Exhibit A -- Agreement and Plan of Reorganization.....................................  Exh. A-1
Appendix A -- Comparison of Fundamental Investment Restrictions.......................       A-1
Appendix B -- Debt Security Ratings...................................................       B-1

                                  INTRODUCTION


     This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees of JHVST of proxies to be used at a Special Meeting of Shareholders to be held at 197 Clarendon Street, Boston, Massachusetts 02117, on APRIL 4, 2005, AT 10:00 A.M., EASTERN TIME (the "Meeting"). The purpose of the Meeting is to consider the proposed Reorganization providing for the combination of the JHVST Acquired Funds into their corresponding JHT Acquiring Funds. Each shareholder of record of an Acquired Fund at the close of business on January 31, 2005 (the "Record Date") is entitled to one vote for each share (and fractional votes for fractional shares) of beneficial interest of the Acquired Fund held.


     JHVST and JHT. Each of JHVST and JHT is a Massachusetts business trust which is a no-load open-end investment company, commonly known as a mutual fund, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). JHVST currently has 24 separate series, the Acquired Funds (the "JHVST Funds"), and JHT currently has 93 separate series, including the Acquiring Funds (the "JHT Funds"). The shares of the JHVST Funds and the JHT Funds are not sold directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts ("variable contracts") issued by the insurance companies, certain entities affiliated with the insurance companies, and, in the case of certain of the JHT Funds, trustees of qualified pension and retirement plans.


     Shares of the JHVST Funds are sold principally to the John Hancock Life Insurance Company ("JHLICO") and the John Hancock Variable Life Insurance Company ("JHVLICO"). Shares of JHT are sold principally to John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)") (formerly, The Manufacturers Life Insurance Company (U.S.A.), and the John Hancock Life Insurance Company of New York ("JHLICO New York") (formerly, The Manufacturers Life Insurance Company of New York).


     Investment Management. JHLICO is the investment adviser for the JHVST Funds and, in this capacity, selects, contracts with and compensates subadvisers which manage the investment and reinvestment of the assets of the JHVST Funds. Each subadviser has discretion to purchase and sell securities for the JHVST Fund or the portion thereof that it manages. As adviser, JHLICO (i) monitors the compliance of the subadvisers with the investment objectives and related policies of the JHVST Funds, (ii) reviews the performance of the subadvisers and
(iii) reports periodically on such performance to the JHVST Board.

     John Hancock Investment Management Services, LLC ("JHIMS") (formerly, Manufacturers Securities Services, LLC), a wholly-owned subsidiary of JHLICO (U.S.A.), serves as investment adviser for JHT and for each JHT Fund that has an adviser. As adviser, JHIMS administers the business and affairs of JHT and selects, contracts with and compensates subadvisers which manage the investment and reinvestment of the assets of the JHT Funds. In this connection, JHIMS (i) monitors the compliance of the subadvisers with the investment objectives and related policies of the JHT Funds, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the JHT Board.

     JHLICO and JHIMS are registered as investment advisers under the Investment Advisers Act of 1940 (the "Advisers Act"). Each of the subadvisers to the Acquired Funds and the Acquiring Funds is also registered as an investment adviser under the Advisers Act or is exempt from such registration.

                      OVERVIEW OF PROPOSED REORGANIZATION

     Form and Consequences of the Reorganization. At its meeting held on December 15, 2004, the JHVST Board, including all the Trustees who are not "interested persons" (as defined in the 1940 Act) of JHVST (the "Independent Trustees"), approved an Agreement and Plan of Reorganization (the "Plan") providing for the combinations of the JHVST Acquired Funds into the JHT Acquiring Funds (the "Combinations"). In connection with each Combination, the Plan provides for: (a) the transfer of all the assets, subject to all of the liabilities, of an Acquired Fund to its corresponding Acquiring Fund in exchange for NAV shares of the Acquiring Fund (or Series I and II shares in the case of the International Equity Index Trust A); (b) the distribution to shareholders of the Acquired Fund of such Acquiring Fund shares; and (c) the liquidation and termination of the Acquired Fund.

     As a result of the Reorganization, each shareholder of an Acquired Fund will become a shareholder of its corresponding Acquiring Fund. In each Combination, the Acquiring Fund will issue a number of shares with a total value equal the total value of the net assets of its corresponding Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund with a total value equal to the total value of that shareholder's shares of the Acquired Fund, as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization (the "Exchange Date"). The Exchange Date is currently expected to be April 29, 2005.

     No gain or loss will be recognized by any contract owner for federal income tax purposes as a result of the Reorganization. See "Information About the Reorganization -- Federal Income Tax Consequences."

     The Reorganization will not result in any material change in the purchase and redemption procedures followed with respect to shares. See "Comparative Information About JHVST and JHT -- Purchase and Redemption of Shares."


     The Board of Trustees of JHT, at a meeting held on December 13, 2004, called a meeting of shareholders of JHT for March 1, 2005 (the "JHT Shareholders Meeting") at which the shareholders of JHT will be asked to approve a number of matters, including the combination of certain JHT Funds into other JHT Funds, including certain of the Acquiring Funds (the "JHT Reorganization"). If approved by JHT shareholders, these combinations are expected to become effective as of the close of trading on the New York Stock Exchange on the Exchange Date (the "Effective Time"). The impact of the JHT Reorganization on Acquiring Funds is reflected in the information provided under the heading "Fees and Expenses of the Funds" under the Proposals with respect to the affected Funds as well as under the general heading "Capitalization" below. Completion of the Combinations proposed for the JHVST Acquired Funds is not contingent on approval of combinations of JHT Funds by JHT shareholders.



     Reasons for the Reorganization. Effective April 28, 2004, Manulife Financial Corporation ("MFC"), the ultimate parent entity of JHLICO (U.S.A.) and JHLICO New York, acquired John Hancock Financial Services, Inc., the parent entity of JHLICO and JHVLICO. MFC, whose principal offices are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5, is the holding company of The Manufacturers Life Insurance Company, a Canadian stock life insurance company, and its subsidiaries, collectively known as Manulife Financial. See "Voting Information" and "Ownership of Shares of the Funds" below.



     As a result of that acquisition, the combined Manulife/John Hancock companies now sponsor two variable insurance products funds in the United States. Management of JHT, JHVST and the insurance companies to which those funds principally sell their shares have proposed the Reorganization to create a single, larger variable insurance products fund that is expected to eliminate certain duplicate costs and redundant investment options and to operate with greater efficiency. They have also proposed Fund combinations which are intended to allow shareholders of each Acquired Fund to continue their investments in an Acquiring Fund with the same or similar investment objectives and policies. In many cases, the Combinations will result in Acquiring Funds with expense ratios that are expected to be lower than or the same as those of their corresponding Acquired Funds. In those instances in which the expense ratios for the Acquiring Funds were expected to be higher, based on expense ratio information available as of June 30, 2004, the JHVST Board determined that the expense ratios were competitive and within industry norms, and that the slightly higher expenses were justified by offsetting factors, such as the possibility of enhanced performance after a subadviser change in some cases and, in all cases, the payment by JHLICO (U.S.A.) or one or more of its affiliates of the expenses of the Reorganization allocable to the Acquired Funds that are expected to experience an increase in annual operating expense ratios.



     With respect to each Combination, the JHVST Board believes that the expected advantages to shareholders outweigh any disadvantages, that the Combination will be in the best interests of shareholders, and that the interests of existing shareholders and contract owners participating in the Acquired Fund will not be diluted as a result of the Combination. Factors that the Board considered in deciding to approve the Reorganization are discussed below under "Information About the Reorganization -- Board Consideration of the Reorganization." Particular factors that the Board considered in approving each Combination are discussed with respect to the Proposal dealing with that Combination under "Board Consideration of the Combination."

                                   PROPOSAL 1

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
               COMBINATION OF THE ACTIVE BOND FUND OF JHVST INTO
                          THE ACTIVE BOND TRUST OF JHT
                            (ACTIVE BOND FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

     Pursuant to the separate JHT Reorganization described under "Overview of the Proposed Reorganization," it is proposed that the JHT Diversified Bond Trust will also be combined into the JHT Active Bond Trust (the "Acquiring Fund").

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                                 JHVST ACTIVE BOND FUND                       JHT ACTIVE BOND TRUST
                                    (ACQUIRED FUND)                              (ACQUIRING FUND)
                       ------------------------------------------   ------------------------------------------
BUSINESS               A separate series of JHVST.                  A separate series of JHT.
APPROXIMATE NET        $1,011,132,399                               None.*
ASSETS 6/30/04:
                                                                    * The Acquiring Fund will commence
                                                                      operations upon the consummation of the
                                                                      Reorganization. Does not reflect a JHT
                                                                      Fund combination expected to become
                                                                      effective April 29, 2005. See
                                                                      "Capitalization."
INVESTMENT ADVISER:    John Hancock Life Insurance Company          John Hancock Investment Management
                       ("JHLICO").                                  Services, LLC ("JHIMS").
INVESTMENT SUBADVISER  John Hancock Advisers, LLC ("JH              Declaration Management & Research LLC
AND PORTFOLIO          Advisers"); Declaration Management &         ("Declaration"); and John Hancock
MANAGERS:              Research LLC ("Declaration"); and            Advisers, LLC ("JH Advisers").
                       Pacific Investment Management Company LLC
                       ("PIMCO").                                   The Declaration investment team is
                                                                    overseen by:
                       The JH Advisers portfolio managers are:      James E. Shallcross
                       Howard C. Greene, CFA                        -- Senior Vice President of Declaration
                       -- Senior Vice President of JH Advisers      Peter Farley
                       Benjamin A. Matthews                         -- Vice President of Declaration
                       -- Vice President of JH Advisers             Howard C. Greene, CFA
                                                                    -- Senior Vice President of JH Advisors
                       The Declaration investment team is           Benjamin A. Matthews
                       overseen by:                                 -- Vice President of JH Advisors
                       James E. Shallcross
                       -- Senior Vice President of Declaration

                                 JHVST ACTIVE BOND FUND                       JHT ACTIVE BOND TRUST
                                    (ACQUIRED FUND)                              (ACQUIRING FUND)
                       ------------------------------------------   ------------------------------------------
                       The PIMCO investment team is overseen by:
                       William H Gross, CFA
                       -- Managing director and CIO of PIMCO
INVESTMENT OBJECTIVE:  This is an intermediate term bond fund of    To seek income and capital appreciation.
                       medium credit quality that seeks income      (The Fund is an intermediate term bond
                       and capital appreciation.                    fund of medium credit quality.)
PRINCIPAL INVESTMENT   Each Fund normally invests at least 80% of its assets in a diversified mix of debt
STRATEGY:              securities and instruments including but not limited to: U.S. Treasury and agency securities; asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs"); corporate bonds, both U.S. and foreign (if dollar denominated); and foreign government and agency securities (if dollar denominated).
OTHER INVESTMENT       The Fund employs a multi-manager approach    The Fund employs a multi-manager approach
STRATEGIES:            with three subadvisers, each of which        with two subadviser, each of which employs
                       employs its own investment approach and      its own investment approach and
                       independently manages its portion of the     independently manages its portion of the
                       Fund. At year-end 2003, approximately 37%    Fund. The portfolio will be rebalanced
                       of the Fund's assets were managed by JH      quarterly so that each subadviser manages
                       Advisers, 38% by PIMCO and 28% by            the following portion of the portfolio:
                       Declaration. All subsequent investments in   65% Declaration and 35% JH Advisers.
                       the Fund will be allocated equally among
                       the three subadvisers, while redemptions     Declaration uses a combination of
                       will be allocated on an asset-weighted       proprietary research and quantitative
                       basis. These allocation methodologies may    tools and seeks to identify bonds and bond
                       change in the future.                        sectors that are attractively priced based
                                                                    upon market fundamentals and technical
                       JH Advisers uses proprietary research to     factors. The subadviser opportunistically
                       identify specific bond sectors, industries   emphasizes bonds with yields in excess of
                       and bonds that are attractively priced.      U.S. Treasury securities. This portion of
                       The subadviser tries to anticipate shifts    the portfolio normally has no more than
                       in the business cycle, using economic and    10% of its assets in high yield bonds
                       industry analysis to determine which         (commonly referred to as "junk bonds") and
                       sectors and industries might benefit over    normally invests in foreign securities
                       the next 12 months.                          only if U.S. dollar denominated. It
                                                                    normally has an average credit rating of
                       This portion of the fund normally has no     "A" or "AA."
                       more than 25% of its assets in high yield
                       bonds (commonly referred to as "junk         The Declaration portion of the Fund
                       bonds"), 10% or less of its assets in cash   normally has 10% or less (usually lower)
                       and cash equivalents, and normally invests   of its assets in cash and cash
                       in foreign securities only if U.S. dollar    equivalents.
                       denominated.
                                                                    JH Advisers uses proprietary research to
                       Declaration uses a combination of            identify specific bond sectors, industries
                       proprietary research and quantitative        and bonds that are attractively priced.
                       tools and seeks to identify bonds and bond   The subadviser tries to anticipate shifts
                       sectors that are attractively priced based   in the business cycle, using economic and
                       upon market fundamentals and                 industry analysis to determine which
                                                                    sectors

                                 JHVST ACTIVE BOND FUND                       JHT ACTIVE BOND TRUST
                                    (ACQUIRED FUND)                              (ACQUIRING FUND)
                       ------------------------------------------   ------------------------------------------
                       technical factors. The subadviser            and industries might benefit over the next
                       opportunistically emphasizes bonds with      12 months.
                       yields in excess of U.S. Treasury
                       securities.                                  The JH Advisers portion of the Fund
                                                                    normally has no more than 25% of its
                       This portion of the Fund normally has no     assets in high yield bonds, 10% or less of
                       more than 10% of its assets in high yield    its assets in cash and cash equivalents,
                       bonds, 10% or less of its assets in cash     and normally invests in foreign securities
                       and cash equivalents, and normally invests   only if U.S. dollar denominated. It
                       in foreign securities only if U.S. dollar    normally has an average credit rating of
                       denominated.                                 "A" or "AA."
                       PIMCO uses proprietary fundamental           The JH Advisers portion of the Fund
                       research, economic analysis and              normally has 10% or less (usually lower)
                       quantitative tools to: determine the         of its assets in cash and cash
                       appropriate interest rate sensitivity and    equivalents.
                       maturity exposures of its portion of the
                       Fund based on secular and cyclical trends
                       in the economy and financial markets; and,
                       identify attractively priced bond markets,
                       sectors and securities that will benefit
                       from these trends.
                       This portion of the Fund normally has no
                       more than 20% of its assets in high yield
                       bonds and no more than 30% of its assets
                       in non-U.S. dollar denominated foreign
                       developed and emerging markets bonds.
                       Each portion of the Fund normally has an
                       average credit rating of "A" or "AA."
HEDGING AND OTHER      The Fund may have significant exposure to    The Fund may have significant exposure to
STRATEGIES:            derivatives (investments whose value is      derivatives (investments whose value is
                       based on indices or other securities),       based on indices or other securities),
                       such as forwards, futures, options and       such as forwards, futures, options and
                       swaps. Each subadviser actively uses         swaps. Each subadviser actively uses
                       derivatives to manage the average maturity   derivatives to manage the average maturity
                       and interest rate sensitivity for its        and interest rate sensitivity for its
                       portion of the Fund. Currency management     portion of the portfolio. Currency
                       strategies are primarily used for hedging    management strategies are primarily used
                       purposes and to protect against changes in   for hedging purposes and to protect
                       foreign currency exchange rates.             against changes in foreign currency
                                                                    exchange rates.
                       Additionally, PIMCO actively uses a
                       variety of derivatives techniques and
                       instruments to manage credit risk, to
                       achieve exposure to a specific market
                       sector and/or to implement foreign
                       currency strategies.

                                 JHVST ACTIVE BOND FUND                       JHT ACTIVE BOND TRUST
                                    (ACQUIRED FUND)                              (ACQUIRING FUND)
                       ------------------------------------------   ------------------------------------------
TEMPORARY DEFENSIVE    In abnormal market conditions, each Fund may take temporary defensive measures -- such
INVESTING:             as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The Acquiring Fund is a New Acquiring Fund which been organized for purposes of the Reorganization and to substantially match the investment objectives, policies and risks of the Acquired Fund. Accordingly, both Funds seek income and capital appreciation by investing primarily in a diversified mix of the same types of debt securities and instruments, have portfolios which have an average credit rating of "A" or "AA" and may have significant exposure to derivatives. For an explanation of debt securities ratings, see Appendix B. The Acquiring Fund is expected to follow a slightly more conservative approach than the Acquired Fund, with reduced emphasis on bonds denominated in foreign currencies and increased emphasis on U.S. agency securities. Moreover, both Funds employ a multi-manager approach, and two of the three subadvisers to the Acquired Fund will continue as subadvisers to the Acquiring Fund.

     The investment objective of both the Acquired Fund and the Acquiring Fund may be changed without shareholder approval.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the Acquired Fund (NAV shares) for the year ended December 31, 2004; (ii) the estimated expenses for the current year of the Acquiring Fund (NAV shares); and (iii) the pro forma estimated expenses for the current year of the Acquiring Fund assuming both the Combination and the combination of the JHT Diversified Bond Trust into the Acquiring Fund pursuant to the JHT Reorganization. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                         JHT ACTIVE BOND
                                                         TRUST (ACQUIRING       JHT ACTIVE BOND TRUST
                                        JHVST ACTIVE     FUND) (ESTIMATED    (ACQUIRING FUND) (PRO FORMA
                                          BOND FUND        EXPENSES FOR      ESTIMATED EXPENSES FOR 2005
                                       (ACQUIRED FUND)     2005)(1)(2)      ASSUMING JHT REORGANIZATION)
                                         NAV SHARES         NAV SHARES               NAV SHARES
                                       ---------------   ----------------   -----------------------------
Management Fee.......................       0.61%             0.60%(2)                  0.60%
Distribution and Service (12b-1)
  Fee................................       None               None                     None
Other Expenses.......................       0.09%             0.05%                     0.04%
Total Fund Annual Expenses...........       0.70%             0.65%                     0.64%

---------------


(1) The Acquiring Fund will not issue shares prior to the Exchange Date. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005, because the Acquiring Fund will carry over the financial statements of the Acquired Fund and report the historical financial information of the Acquired Fund for periods prior to the Exchange Date as its own.


(2) Advisory fees are reduced or JHIMS reimburses the Acquiring Fund if the total of all expenses (including, for example, custodial, legal and accounting fees, but excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business) applicable to the Acquiring Fund exceed the annual rate of 0.50% of the average net assets of the Fund. This voluntary expense reimbursement is not reflected in the table and may be terminated at any time.


EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Active Bond Fund..............................   $72      $224      $390       $871
  (Acquired Fund) -- NAV shares
JHT Active Bond Trust...............................   $66      $208      $362       $810
  (Acquiring Fund) -- NAV shares
  (Estimated expenses for 2005)
JHT Active Bond Trust...............................   $65      $205      $357       $798
  (Acquiring Fund) -- Nav Shares
  (Pro forma estimated expenses for 2005 assuming
     JHT Reorganization)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


              JHVST ACTIVE BOND FUND           JHT ACTIVE BOND TRUST
                  (ACQUIRED FUND)                 (ACQUIRING FUND)
              ----------------------         --------------------------
        0.70% of the first $100 million;     0.60% at all asset levels.
        0.65% of the next $150 million;
        0.61% on the next $250 million;
        0.58% on the next $500 million; and
        0.55% of the excess over $1
          billion.


     John Hancock Advisers, LLC, ("JH Advisers"), Declaration Management & Research, LLC ("Declaration"), and Pacific Investment Management Company, LLC ("PIMCO") serve as the subadvisers to the Acquired Fund and are responsible for managing the investment and reinvestment of its assets. JH Advisers, located at 101 Huntington Avenue, Boston, Massachusetts 02199, is owned by JHLICO; its ultimate parent entity is MFC. Declaration, located at 1650 Tysons Blvd, McLean, VA, is also owned by JHLICO. PIMCO is located at 840 Newport Center Drive, Newport Beach, California, 92660 and is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P., ("ADAM LP") with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. The sole general partner of ADAM LP is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC has three members: ADAM U.S. Holding LLC, the managing member, Pacific Life Insurance Company and Pacific Asset Management LLC. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC, which has two members, Allianz of America, Inc. (which owns a 99.9% non-managing interest) and Allianz Dresdner Asset Management of America Holding Inc. (which owns a 0.01% managing interest). Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of Allianz Dresdner Asset Management Aktiengesellschaft, which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. and is a California-based insurance company.

     As compensation for their services, JH Advisers, Declaration and PIMCO each receive a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. These fees are paid by JHLICO out of the management fee it receives for the Acquired Fund and are not additional charges to the Acquired Fund.

     Declaration and JH Advisers also serve as the subadvisers to the Acquiring Fund. As compensation for their services, Declaration and JH Advisers each receive a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. These fees are paid by JHIMS out of the management fee it receives for the Acquiring Fund and are not additional charges to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Funds both seek income and capital appreciation by investing primarily in a diversified mix of the same type of debt securities and instruments, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:        The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and
                          periods of falling prices. Stocks tend to go up and down in value more than bonds. If a Fund's investments are
                          concentrated in certain sectors, the Fund's performance
                          could be worse than the overall market.
BOND RISK:                Bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Funds' portfolios could be
                          downgraded or the issuer of a bond could default on its
                          obligations. In general, lower-rated bonds involve more
                          credit risk. When interest rates rise, bond prices generally fall. An increase in the average maturity of a Fund's bonds would generally make the Fund more sensitive to interest
                          rate risk. The Funds have more interest rate risk than a
                          short-term bond fund, but less interest rate risk than a
                          long-term bond fund.
HIGH YIELD BOND RISK:     High yield or "junk bonds" may be subject to more volatile or erratic price movements than investment grade securities due to investor sentiment. In a down market, high yield
                          securities may become harder to value or to sell at a fair price.

FOREIGN SECURITIES RISK:  The Funds invest in foreign securities, which involve special risks, including: limited government regulation
                          (including less stringent investor protection and disclosure standards), exposure to possible economic, political and
                          social instability, foreign currency rate fluctuations,
                          foreign ownership limits and restrictions on removing
                          currency. To the extent a Fund invests in emerging market
                          countries, its foreign securities risk will be higher.
DERIVATIVES RISK:         A Fund's use of certain derivative instruments (such as
                          options, futures and swaps) can produce disproportionate
                          gains or losses. Derivatives are generally considered more risky than direct investments. Also, in a down market,
                          derivatives could become harder to value or sell at a fair price.
TURNOVER RISK:            Each Fund's turnover rate generally will be greater than
                          100%. In general, the greater the volume of buying and
                          selling by a fund (i.e., the higher its "turnover rate"),
                          the greater the impact that brokerage commissions and other transaction costs will have on its performance. Any turnover rate in excess of 100% is considered relatively high.


     The primary risks of investing in the Acquired and Acquiring Funds differ in that the Acquired Fund may have greater exposure to foreign security risk since the portion of the Acquired Fund's portfolio managed by PIMCO may invest in foreign securities in emerging markets.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds," below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the NAV shares of the Acquired Fund. Performance information for the Acquiring Fund is not presented because the Acquiring fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the NAV shares of the Acquired Fund as the historical performance of the NAV shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                                               ONE    FIVE     TEN
FUND                                                          YEAR    YEARS   YEARS
----                                                          -----   -----   -----
JHVST Active Bond Fund -- NAV shares........................  4.78%   7.27%   7.63%
  (Acquired Fund)


                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:


     - The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;



     - Declaration and JH Advisers, two of the three subadvisers to the Acquired Fund, will be the subadvisers to the Acquiring Fund, and may be expected to provide continuity in the quality of their investment advisory services and personnel;



     - The Acquiring Fund is expected to have a lower overall expense ratio than the Acquired Fund;



     - Although comparative performance of the Acquired and Acquiring Funds could not be considered as a significant factor since the Acquiring Fund is a New Acquiring Fund which has no operating history, comparative performance history of the proposed subadvisers indicates that the Acquiring Fund's performance may be consistent with that of the Acquired Fund or improve; and



     - JHT is much larger than JHVST, and the Combination will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.


                                   PROPOSAL 2

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
            THE COMBINATION OF THE BOND INDEX FUND OF JHVST INTO THE
                           BOND INDEX TRUST B OF JHT.
                             (BOND INDEX FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."


                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS



                                 JHVST BOND INDEX FUND                        JHT BOND INDEX TRUST B
                                    (ACQUIRED FUND)                              (ACQUIRING FUND)
                       ------------------------------------------   ------------------------------------------
BUSINESS               A separate series of JHVST.                  A separate series of JHT.
APPROXIMATE NET        $198,730,312                                 None*
ASSETS AS OF 6/30/04:                                               * The Acquiring Fund will commence
                                                                      operations upon the consummation of the
                                                                      Reorganization.
INVESTMENT ADVISER:    John Hancock Life Insurance Company          John Hancock Investment Management
                       ("JHLICO").                                  Services, LLC ("JHIMS").
INVESTMENT SUBADVISER  Standish Mellon Asset Management Company,    Declaration Management and Research LLC
AND PORTFOLIO          LLC ("Standish").                            ("Declaration").
MANAGERS:
                       The portfolio is managed by a team           The portfolio is managed by a team
                       overseen by:                                 overseen by:
                       Gregory D. Curran, CFA                       James E. Shallcross
                       -- Senior Vice President of Standish         -- Senior Vice President of Declaration
                                                                    Peter Farley
                                                                    -- Vice President of Declaration

                                 JHVST BOND INDEX FUND                        JHT BOND INDEX TRUST B
                                    (ACQUIRED FUND)                              (ACQUIRING FUND)
                       ------------------------------------------   ------------------------------------------
INVESTMENT OBJECTIVE:  This is an intermediate term bond fund of    To seek to track the performance of the
                       high and medium credit quality that seeks    Lehman Index. (The Fund is an intermediate
                       to track the performance of the Lehman       term bond fund of high and medium credit
                       Brothers Aggregate Bond Index ("Lehman       quality).
                       Index"), which broadly represents the U.S.
                       investment grade bond market.
PRINCIPAL INVESTMENT   Each Fund normally invests more than 80% of its assets in securities listed in the
STRATEGY:              Lehman Index.
                       The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:
                       -- U.S. Treasury and agency securities;
                       -- asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities ("CMBS");
                          corporate bonds, both U.S. and foreign (if dollar denominated); and
                       -- foreign government and agency securities (if dollar denominated).
OTHER INVESTMENT       The subadviser employs a passive management strategy using quantitative techniques to
STRATEGIES:            select individual securities that provide a representative sample of the securities in the Lehman Index.
                       The subadviser selects securities to match, as closely as practicable, the Lehman
                       Index's duration, cash flow, sector, credit quality, callability, and other key performance characteristics.
                       The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.
HEDGING AND OTHER      The Fund may use a variety of hedging        The Fund is authorized to use various
STRATEGIES:            strategies, including the use of put and     hedging strategies, including exchange-
                       call options on securities, financial        listed and over-the-counter put and call
                       futures contracts and fixed income indices   options on securities, financial futures
                       and interest rate swaps.                     contracts and fixed income indices and
                                                                    other financial instruments, financial
                                                                    futures contracts, interest rate
                                                                    transactions and currency transactions.
OTHER SECURITIES:      The Fund may purchase other types of         The Fund may purchase other types of
                       securities that are not primary investment   securities that are not primary investment
                       vehicles. This would include, for example,   vehicles. This would include, for example,
                       certain derivatives (investments whose       certain derivatives (investments whose
                       value is based on indexes or other           value is based on indexes or other
                       securities).                                 securities).
                       The Fund may hold some cash and cash
                       equivalents, but is normally fully
                       invested.
TEMPORARY DEFENSIVE    In abnormal market conditions, each Fund may take temporary defensive measures -- such
INVESTING:             as holding large amounts of cash and cash equivalents -- that are inconsistent with the
                       Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The Acquiring Fund is a New Acquiring Fund which been organized for purposes of the Reorganization and to substantially match the investment objectives, policies and risks of the Acquired Fund. Accordingly, both Funds are intermediate term bond funds of high and medium credit quality that seek to track the performance of the Lehman Index. Although the Funds have different subadvisers, the two subadvisers follow substantially the same passive management approach.

     The investment objective of both the Acquired Fund and the Acquiring Fund may be changed without shareholder approval.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the Acquired Fund (NAV shares) for the year ended December 31, 2004; and (ii) the estimated expenses for the current year of the Acquiring Fund (NAV shares). The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                              JHT BOND
                                                                           INDEX TRUST B
                                                                          (ACQUIRING FUND)
                                                          JHVST BOND         (ESTIMATED
                                                          INDEX FUND          EXPENSES
                                                        (ACQUIRED FUND)     FOR 2005)(1)
                                                          NAV SHARES         NAV SHARES
                                                        ---------------   ----------------
Management Fee........................................       0.14%              0.47%
Distribution and Service (12b-1) Fee..................       None               None
Other Expenses........................................       0.13%              0.03%
Total Fund Annual Expenses............................       0.27%              0.50%
Fee Waiver (or Expense Reimbursement).................       0.02%(3)           0.25%(2)
Net Fund Annual Expenses..............................       0.25%(3)           0.25%(2)


---------------


(1) The Acquiring Fund will not issue shares prior to the Exchange Date. The estimated expenses for 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005, because the Acquiring Fund will carry over the financial statements of the Acquired Fund and report the historical financial information of the Acquired Fund for periods prior to the Exchange Date as its own.


(2) The Acquiring Fund is subject to an expense cap pursuant to an agreement between JHT and JHIMS. JHIMS has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Acquiring Fund) in an amount so that the rate of the Acquiring Fund's "Annual Operating Expenses" does not exceed 0.25%. Under the agreement, JHIMS' obligation to provide the expense cap with respect to the Acquiring Fund has no fixed expiration date and terminates only if JHT, without the prior written consent of JHIMS, sells shares of the Acquiring Fund to (or has shares of the Acquiring Fund held by) any person other than the variable life insurance separate accounts of JHLICO or any of its affiliates that are specified in the agreement.



(3) Under its investment management agreement with JHVST, JHLICO reimburses the Acquired Fund when its "other expenses" exceed 0.10% of the Fund's average daily net assets. This agreement remains in effect until April 14, 2006 and may be renewed each year thereafter by JHVST.



EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Bond Index Fund...............................   $28       $87      $152       $343
  (Acquired Fund) -- NAV shares
JHT Bond Index Trust B..............................   $26       $80      $141       $318
  (Acquiring Fund) -- NAV shares
  (Estimated expenses for 2005)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


        JHVST BOND INDEX FUND             JHT BOND INDEX TRUST B
           (ACQUIRED FUND)                   (ACQUIRING FUND)
        ---------------------             ----------------------
0.15% of the first $100 million;        0.47% at all asset levels.
0.13% of the next $150 million; and
0.11% of the excess over $250 million.



     Standish Mellon Asset Management Company, LLC ("Standish") serves as the subadviser to the Acquired Fund and is responsible for managing the investment and reinvestment of its assets. Standish is located at One Mellon Center, Pittsburgh, Pennsylvania and is an indirect, wholly-owned subsidiary of Mellon Financial Corporation. As compensation for its services, Standish receives a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Portfolio. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund.


     Declaration Management & Research, LLC ("Declaration") serves as the subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. Declaration is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, VA 22102-4858. Declaration is a wholly-owned subsidiary of Independence Declaration Holdings LLC ("Independence Holdings") which, in turn, is a wholly owned subsidiary of JHLICO. Independence Holdings and JHLICO are located at 200 Clarendon Street, Boston, MA 02117. JHLICO is an indirect wholly owned subsidiary of MFC. As compensation for its services, Declaration receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since, as described above, the Acquired and Acquiring Funds have substantially the same investment objectives and policies, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:        The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and
                          periods of falling prices. Stocks tend to go up and down in value more than bonds. If a Fund's investments are
                          concentrated in certain sectors, the Fund's performance
                          could be worse than the overall market.
BOND RISK:                Bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Funds' portfolios could be
                          downgraded or the issuer of a bond could default on its
                          obligations. In general, lower-rated bonds involve more
                          credit risk. When interest rates rise, bond prices generally fall. An increase in the average maturity of a Fund's bonds generally makes the Fund more sensitive to interest rate
                          risk. The Funds have more interest rate risk than a
                          short-term bond fund, but less interest rate risk than a
                          long-term bond fund.
INDEX MANAGEMENT RISK:    Certain factors such as the following may cause the Fund to track its Index less closely:
                          -- the securities selected by the subadviser may not be
                          fully representative of the Index;
                          -- Fund transaction expenses may result in the Fund's
                          performance being different than that of the Index; and
                          -- the size and timing of Fund cash flows may result in the
                          Fund's performance being different than that of the Index.
FOREIGN SECURITIES RISK:  The Funds may invest in foreign securities, which involve special risks, including: limited government regulation
                          (including less stringent investor protection and disclosure standards), exposure to possible economic, political and
                          social instability, foreign currency rate fluctuations,
                          foreign ownership limits and restrictions on removing
                          currency.
DERIVATIVE RISK:          A Fund's use of certain derivative instruments (such as
                          options, futures and swaps) can produce disproportionate
                          gains or losses. Derivatives are generally considered more risky than direct investments. Also, in a down market,
                          derivatives could become harder to value or sell at a fair price.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds," below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the Acquired Fund. Performance information for the Acquiring Fund is not presented because the Acquiring fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the NAV shares of the Acquired Fund as the historical performance of the NAV shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                           ONE    FIVE     TEN    LIFE OF   DATE FIRST
FUND                                      YEAR    YEARS   YEARS    FUND     AVAILABLE
----                                      -----   -----   -----   -------   ----------
JHVST Bond Index Fund -- NAV shares.....  4.05%   7.38%    N/A     6.17%    05/01/1998
  (Acquired Fund)


                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:


     - The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;



     - Declaration, as subadviser to the Acquiring Fund, may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by Standish, as subadviser to the Acquired Fund;



     - Comparative performance of the Acquired and Acquiring Funds was not considered a significant factor since the Acquiring Fund is a New Acquiring Fund which has no operating history; and


     - JHT is larger than JHVST, and the Combination will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth and efficient management.

     Particular consideration was given to the expenses of the two Funds. The management fee and expense ratio of the Acquiring Fund are expected to be higher than those of the Acquired Fund. The Acquired Fund's fees and expenses, however, are lower than industry norms for this kind of fund and reflect competitive pricing issues in the particular markets for which the Acquired Fund has been used as an underlying investment. JHT intends to make the Acquiring Fund available only in the kinds of markets previously served by the Acquired Fund and has entered into a contract with JHIMS pursuant to which JHIMS has agreed to cap the expense ratio of the Acquiring Fund to meet the competitive needs of those markets. The cap has been set at a level that is substantially the same as the expense ratio of the Acquired Fund. Also, because the expense ratio of the Acquiring Fund was expected, based on expense ratio information as of June 30, 2004, to be higher than that of the Acquired Fund, JHLICO (U.S.A.) has agreed that it or one or more of its affiliates will pay the expenses of the Reorganization that are allocated to the Acquired Fund. The Board also considered the possibility that other series of JHVST will approve the Reorganization, which could leave the Acquired Fund responsible for expenses (such as certain legal and accounting expenses and expenses of Board and shareholder meetings) that are currently allocated to such other series, except to the extent limited by a 0.10% expense cap that currently applies (but might not always apply) to the Acquired Fund. Under all these circumstances, and in light of the other benefits of the proposed Combination, the Board concluded that despite the expected increase in expense ratio the Combination was in the best interests of the shareholders of the Acquired Fund, and also concluded that the Combination would not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners.

                                   PROPOSAL 3

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
             COMBINATION OF THE EARNINGS GROWTH FUND OF JHVST INTO
                       THE LARGE CAP GROWTH TRUST OF JHT
                          (EARNINGS GROWTH FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                              JHVST EARNINGS GROWTH FUND           JHT LARGE CAP GROWTH TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS                  A separate series of JHVST.          A separate series of JHT.
APPROXIMATE NET ASSETS    $193,033,180                         $496,994,065
AS OF 6/30/04:
INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").
INVESTMENT SUBADVISER     Fidelity Management & Research       Fidelity Management & Research
AND PORTFOLIO MANAGERS:   Company ("FMR").                     Company ("FMR").
                          The portfolio manager is:            The portfolio manager is:
                          Joseph Day                           Karen Firestone
                          -- Vice-President of FMR             -- Analyst and Manager at FMR
INVESTMENT OBJECTIVE:     This is a large cap stock fund       To seek long-term growth of
                          with a growth emphasis that seeks    capital. (The fund is a large cap
                          long-term capital appreciation.      stock fund.)
PRINCIPAL INVESTMENT      The Fund invests primarily in a      The Fund normally invests at least
STRATEGY:                 mix of common stocks of large U.S.   80% of its assets in securities
                          companies that are believed to       (primarily common stocks) of
                          offer above-average potential for    companies with large market
                          long-term growth, which may be       capitalizations. Portfolio
                          measured by factors such as          securities are selected based on
                          revenues or earnings.                the fundamental analysis of each
                                                               issuer. Investments may include
                                                               domestic and foreign issuers, and
                                                               growth or value stocks or a
                                                               combination of both.
                          The Fund normally invests in 75 to   The subadviser generally defines
                          200 stocks and at least 80% of its   large market capitalization
                          assets in common stocks of           companies as those with market
                          companies with large market          capitalizations similar to the
                          capitalizations (those with market   market capitalizations of
                          capitalizations within the range     companies in the S&P 500 Index or
                          of market capitalizations of         the Russell 1000 Index. A
                          companies in the Russell 1000        company's market capitalization is
                          Index or the Russell 1000 Growth     based on its current market
                          Index).                              capitalization or its market
                                                               capitalization at the time of the
                                                               Fund's investment. Companies whose
                                                               capitalizations are below this
                                                               level after purchase continue to
                                                               be considered to have large market
                                                               capitalizations for purposes of
                                                               the 80% policy.

                              JHVST EARNINGS GROWTH FUND           JHT LARGE CAP GROWTH TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
OTHER INVESTMENT          The subadviser uses fundamental      The subadviser is not constrained
STRATEGIES:               equity research to select stocks     by any particular investment style
                          that are expected to have            and at any time may tend to buy
                          above-average earnings growth        "growth" stocks or 'value' stocks
                          potential. Companies with high       or both. In buying and selling
                          growth potential tend to be          securities, the subadviser relies
                          companies with higher than average   on fundamental analysis of each
                          price/earnings (P/E) or price/book   issuer and its potential for
                          (P/B) ratios, and they often have    success in light of its current
                          new products, technologies,          financial condition, its industry
                          distribution channels, or other      position, and economic and market
                          opportunities, or have a strong      conditions. Factors considered
                          industry or market position. The     include growth potential, earnings
                          stocks of these companies are        estimates and management.
                          often called "growth" stocks.
                          In buying and selling securities,    The subadviser may use various
                          the subadviser uses fundamental      techniques, such as buying and
                          analysis of each issuer and its      selling futures contracts and
                          potential for success in light of    exchange traded funds (ETFs), to
                          its current financial condition,     increase or decrease the Fund's
                          its industry position, and           exposure to changing security
                          economic and market conditions.      prices or other factors that
                          Factors considered include: growth   affect security value. If the
                          potential, earnings estimates and    subadviser's strategies do not
                          management.                          work as intended, the portfolio
                                                               may not achieve it objective.
                          The Fund's sector exposures are a
                          result of stock selection and
                          therefore may vary significantly
                          from the Fund's performance
                          benchmark (the Russell 1000 Growth
                          Index).
                          The Fund normally has 15% or less
                          (usually lower) of its assets in
                          cash and cash equivalents. The
                          Fund may invest in initial public
                          offerings (IPOs) but will
                          typically have very limited
                          exposure to these investments.
                          Normally, the Fund's turnover rate
                          will be greater than 100%.
HEDGING AND OTHER         The Fund may use a variety of        The Fund is authorized to use any
STRATEGIES:               hedging strategies, including the    of a variety of hedging
                          use of: put and call options on      strategies, including:
                          securities, financial futures        exchange-listed and
                          contracts and fixed income indices   over-the-counter put and call
                          and interest rate swaps.             options on securities, financial
                                                               futures and fixed income indices,
                                                               financial futures contracts,
                                                               interest rate transactions, and
                                                               currency transactions.

                              JHVST EARNINGS GROWTH FUND           JHT LARGE CAP GROWTH TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
OTHER SECURITIES:         The Fund may purchase other types    The Fund may invest in securities
                          of securities that are not primary   of foreign issuers as well as
                          investment vehicles such as          securities of domestic issuers.
                          foreign securities, certain
                          Exchange Traded Funds (EFTs) and
                          certain derivatives.
TEMPORARY DEFENSIVE       In abnormal market conditions, the   The Fund reserves the right to
INVESTING:                Fund may take temporary defensive    invest without limitation in
                          measures, such as holding            preferred stocks and
                          unusually large amounts of cash      investment-grade debt instruments
                          and cash equivalents. In taking      for temporary, defensive purposes.
                          these measures, the Fund may not     In taking these measures, the Fund
                          achieve its investment goal.         may not achieve its investment
                                                               goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, policies and risks of the Acquired and Acquiring Funds are substantially similar. Both Funds seek long-term capital appreciation or growth of capital by investing principally in the common stocks of companies having large market capitalizations, and both Funds may invest in foreign securities. Moreover, the Funds have the same subadviser, Fidelity Management and Research Company ("FMR").

     The Funds differ principally in that the Acquired Fund invests primarily in growth stocks of U.S. companies, while the Acquiring Fund may at any time invest in growth stocks, value stocks or a combination of growth and value stocks of U.S. and also foreign companies. In addition, the Acquired Fund concentrates its investments in a relatively small number of issuers and has a turnover rate in excess of 100%.

     The investment objective of the Acquired Fund may, but at present that of the Acquiring Fund may not, be changed without shareholder approval. However, the Board of Trustees of JHT, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of the Acquiring Fund to be changed without shareholder approval and directed that the proposal be submitted to shareholders of the Acquiring Fund at the JHT Shareholders Meeting.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the NAV shares of the Acquired Fund for the year ended December 31, 2004; (ii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming they had been outstanding during the year ended December 31, 2004; and (iii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming that the Reorganization, including the issuance of NAV shares in connection therewith, had occurred at the commencement of the year ended December 31, 2004. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.

                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                     JHT
                                                                                  LARGE CAP
                                                                  JHT            GROWTH TRUST
                                              JHVST            LARGE CAP       (ACQUIRING FUND)
                                         EARNINGS GROWTH      GROWTH TRUST        (PRO FORMA
                                               FUND         (ACQUIRING FUND)       ASSUMING
                                         (ACQUIRED FUND)     (PRO FORMA)(1)    REORGANIZATION)
                                            NAV SHARES         NAV SHARES         NAV SHARES
                                         ----------------   ----------------   ----------------
Management Fee.........................       0.96%              0.85%              0.85%(2)
Distribution and Service (12b-1) Fee...        None               None               None
Other Expenses.........................       0.09%              0.06%              0.06%
Total Fund Annual Expenses.............       1.05%              0.91%              0.91%


---------------


(1) The pro forma expense ratios for the NAV shares are based on the expense ratios of the Series I shares of the Acquiring Fund for the year ended December 31, 2004 adjusted to reflect the proposed management fee increase described in note (2) and the absence of a Rule 12b-1 fee applicable to the NAV shares.



(2) The amount shown reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.



EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Earnings Growth Fund..........................   $107     $334      $579      $1,283
  (Acquired Fund) -- NAV shares
JHT Large Cap Growth Trust..........................   $ 93     $290      $504      $1,120
  (Acquiring Fund) -- NAV shares
  (Pro forma)
JHT Large Cap Growth Trust..........................   $ 93     $290      $504      $1,120
  (Acquiring Fund) -- NAV shares
  (Pro forma assuming Reorganization)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


             JHVST EARNINGS GROWTH FUND              JHT LARGE CAP GROWTH TRUST
                   (ACQUIRED FUND)                        (ACQUIRING FUND)
             --------------------------        --------------------------------------
        1.00% of the first $100 million; and   0.85% of the first $750 million; and
        0.90% of the excess over $100 million  0.80% of the excess over $750 million.


     The fee schedule for the Acquiring Fund reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.

     Fidelity Management & Research Company ("FMR") serves as the subadviser to both the Acquired Fund and the Acquiring Fund and is responsible for managing the investment and reinvestment of the assets of each Fund. FMR Corp. is the ultimate parent company of FMR. Its address is 82 Devonshire Street, Boston, Massachusetts 02109. With respect to the Acquired Fund, FMR receives as compensation for its services a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund. With respect to the Acquiring Fund, FMR receives, as compensation for its services, a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Funds both seek long-term capital appreciation or growth of capital by investing principally in the common stocks of companies having large market capitalizations, and both Funds may invest in foreign securities, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:  The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of equity securities purchased by the Funds could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Stocks tend to go up and down in value more than bonds.



INVESTMENT CATEGORY
RISK: The returns of a Fund's specific equity investment category may lag the return of the overall stock market. For example, the Funds' "large cap" approach carries the risk that in certain markets large cap stocks will underperform small-cap and mid cap stocks. Similarly, a Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform 'growth' stocks, and a Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks.



FOREIGN SECURITIES
RISK: The Funds invest in foreign securities which involve special risks, including: limited government regulation (including less stringent investor protection and disclosure standards), exposure to possible economic, political and social instability, foreign currency rate fluctuations, foreign ownership limits and restrictions on removing currency.



MANAGER RISK:       Each Fund's subadviser and its investment strategies may
                    fail to produce the intended results, and each Fund could underperform its peers or lose money if its subadviser's strategies do not perform as expected.


     The primary risks of investing in the Acquired and Acquiring Funds differ in that: the Acquiring Fund may have greater exposure to foreign securities risk than the Acquired Fund which invests primarily in U.S. companies; the Acquired Fund concentrates its investments in a relatively small number of issuers and therefore may experience more volatile performance than the Acquiring Fund; and the Acquired Fund's normal turnover rate in excess of 100% may result in a greater impact of brokerage commissions and other transaction costs on Fund performance.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds," below.

                                  PERFORMANCE

     The following table shows, for the periods indicated ended December 31, 2004: (i) the annual total return of the NAV shares of the Acquired Fund; and
(ii) the annual total return of the Series I shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST or JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                                   ONE     FIVE      TEN    LIFE OF   DATE FIRST
FUND                                               YEAR   YEARS     YEARS    FUND     AVAILABLE
----                                               ----   ------    -----   -------   ----------
JHVST Earnings Growth Fund -- NAV shares.........  2.65%  (18.92)%   N/A     2.83%    05/01/1996
  (Acquired Fund)
JHT Large Cap Growth Trust -- Series I
  shares(1)......................................  6.18%   (6.26)%  5.96%     N/A     08/03/1989
  (Acquiring Fund)


---------------

(1) For the Acquiring Fund, Series I share performance will be lower than NAV share performance because Series I shares have been subject to 12b-1 fees of 0.15% since January 2002.

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

     - The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

     - FMR is the subadviser to both Funds and may thus be expected to provide continuity in the quality of its investment advisory services and personnel;

     - The Acquiring Fund is expected to have a lower overall expense ratio than the Acquired Fund;


     - The Acquiring Fund has historically outperformed the Acquired Fund, and the performance of the Acquiring Fund may be expected to improve with larger assets and more efficient management following the Combination; and


     - The Combination will result in a portfolio which will have a larger asset base to defray costs and enable greater flexibility in portfolio management and will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.

                                   PROPOSAL 4


       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE

               COMBINATION OF THE EQUITY INDEX FUND OF JHVST INTO
                          THE 500 INDEX TRUST B OF JHT

                            (EQUITY INDEX FUND ONLY)


                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

     Pursuant to the separate JHT Reorganization described under "Overview of the Proposed Reorganization," it is proposed that the JHT Equity Index Trust will also be combined into the JHT 500 Index Trust B (the "Acquiring Fund").

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                               JHVST EQUITY INDEX FUND               JHT 500 INDEX TRUST B
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS                  A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $720,456,069                         None*
AS OF 6/30/04:
                                                               * Does not reflect a JHT Fund
                                                                 combination expected to become
                                                                 effective April 29, 2005. See
                                                                 "Capitalization."

INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

INVESTMENT SUBADVISER     SSgA Funds Management, Inc.          MFC Global Investment Management
AND PORTFOLIO MANAGERS:   ("SSgA").                            (U.S.A.) Limited ("MFC Global
                                                               (U.S.A.)")
                          The portfolio managers are:          The portfolio managers are:
                          John A. Tucker, CFA                  Narayan Ramani
                          -- Principal of SSgA                 -- Portfolio Manager at MFC Global
                          James B. May, CFA                    (U.S.A.)
                          -- Principal of SSgA                 Carson Jen
                                                               -- Portfolio Manager at MFC Global
                                                               (U.S.A.)

INVESTMENT OBJECTIVE:     To seek to track the performance     To seek to approximate the
                          of the S&P 500 Index.                aggregate total return of a broad
                                                               U.S. domestic equity market index.

PRINCIPAL INVESTMENT                                                 The Fund invests, under normal
STRATEGY:                 This is a stock fund that seeks to track   market conditions, at least 80% of its
                          the performance of the S&P 500             net assets (plus any borrowings for
                          Index, which emphasizes the stocks of      investment purposes) in (a) the
                          large U.S. companies.                      common stocks that are included in
                          The subadviser seeks to replicate as       the S&P 500 Index and (b) securities
                          closely as possible the aggregate risk     (which may or may not be included in
                          characteristics and sector                 the S&P 500 Index) that the
                          diversification of the Index.              subadviser believes as a group will
                                                                     behave in a manner similar to the
                                                                     index.
OTHER INVESTMENT          The subadviser employs a passive           The Fund attempts to match the
STRATEGIES:               management strategy by normally            performance of the S&P 500 Index by:
                          investing in all stocks included in the    (a) holding all, or a representative
                          Index. The subadviser normally invests     sample, of the securities that
                          in each stock in roughly the same          comprise the index and/or (b) by
                          proportion as represented in the Index.    holding securities (which may or may
                                                                     not be included in the index) that MFC
                          The Fund normally invests in all 500       Global (U.S.A.) believes as a group
                          stocks in the Index, and more then 80%     will behave in a manner similar to the
                          of its assets in securities listed in      index. However, an index fund has
                          the Index, but the Fund has no             operating expenses and transaction
                          predetermined number of stocks that it     costs, while a market index does not.
                          must hold. S&P may change the              Therefore, the Fund, while it attempts
                          composition of the S&P 500 Index from      to track its target index closely,
                          time to time, and the subadviser will      typically will be unable to match the
                          reflect those changes as soon as           performance of the index exactly.
                          practical.

HEDGING AND OTHER         The Fund is normally fully invested. The   For hedging purposes, the Fund may
STRATEGIES:               subadviser may invest in stock index       invest in futures contracts and
                          futures to maintain market exposure and    depository receipts.
                          manage cash flow.

OTHER SECURITIES:         The Fund may purchase other types of
                          securities that are not primary
                          investment vehicles, for example:
                          certain Exchange Traded Funds (ETFs),
                          U.S. dollar denominated foreign
                          securities, cash equivalents, and
                          certain derivatives (investments whose
                          value is based on indices or other
                          securities).

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures -- such as holding large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal. Also, index funds like these may be less likely to take defensive positions in abnormal market conditions.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The Acquiring Fund is a New Acquiring Fund which been organized for purposes of the Reorganization and to substantially match the investment objectives, policies and risks of the Acquired Fund. Accordingly, both Funds are index funds that seek to track the performance of the S&P 500 Index (the "Index"), which emphasizes the stocks of large U.S. companies.

     The Funds differ in that the Acquired Fund normally invests in all 500 stocks in the Index, and more than 80% of its assets in securities listed in the Index, while the Acquiring Fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise the index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index.

     The investment objective of both the Acquired Fund and the Acquiring Fund may be changed without shareholder approval.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the Acquired Fund (NAV shares) for the year ended December 31, 2004; (ii) the estimated expenses for the current year of the Acquiring Fund (NAV shares); and (iii) the pro forma estimated expenses for the current year of the Acquiring Fund assuming both the Combination and the combination of the JHT Equity Index Trust into the Acquiring Fund pursuant to the JHT Reorganization. AS INDICATED, IF SHAREHOLDERS OF THE ACQUIRED FUND APPROVE THE COMBINATION, THEY WILL EXPERIENCE INCREASED FEES AND EXPENSES AS A RESULT OF THE COMBINATION. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                        JHT
                                                         JHT                     500 INDEX TRUST B
                                                  500 INDEX TRUST B               (ACQUIRING FUND)
                                   JHVST          (ACQUIRING FUND)                   (PRO FORMA
                             EQUITY INDEX FUND   (ESTIMATED EXPENSES        ESTIMATED EXPENSES FOR 2005
                              (ACQUIRED FUND)       FOR 2005)(1)            ASSUMING JHT REORGANIZATION)
                                NAV SHARES           NAV SHARES                      NAV SHARES
                             -----------------   -------------------   --------------------------------------
Management Fee.............         0.13%                0.47%                          0.47%
Distribution and Service
  (12b-1) Fee..............         None                 None                           None
Other Expenses.............         0.09%                0.03%                          0.03%
Total Fund Annual
  Expenses.................         0.22%                0.50%(2)                       0.50%(2)
Fee Waiver.................           --                 0.25%(2)                       0.25%(2)
Net Fund Annual Expenses...         0.22%                0.25%(2)                       0.25%(2)

---------------


(1) The Acquiring Fund will not issue shares prior to the Exchange Date. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005, because the Acquiring Fund will carry over the financial statements of the Acquired Fund and report the historical financial information of the Acquired Fund for periods prior to the Exchange Date as its own.



(2) The Acquiring Fund is subject to an expense cap. JHIMS will waive its advisory fee (or, if necessary, reimburse expenses of the Acquiring Fund) in an amount so that the rate of the Acquiring Fund's "Total Fund Annual Expenses" does not exceed 0.25%. JHT and JHIMS have entered into an agreement under which JHIMS' obligation to provide this expense cap with respect to the Acquiring Fund has no fixed expiration date and terminates only if JHT, without the prior written consent of JHIMS, sells shares of the Acquiring Fund to (or has shares of the Acquiring Fund held by) any person other than separate accounts of the insurance companies affiliated with JHIMS as specified in the agreement.



EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Equity Index Fund.............................   $23      $ 71      $124       $280
  (Acquired Fund) -- NAV shares
JHT 500 Index Trust B...............................   $51      $160      $280       $628
  (Acquiring Fund) -- NAV shares
  (Estimated expenses for 2005)
JHT 500 Index Trust B...............................   $51      $160      $280       $628
  (Acquiring Fund) -- NAV Shares
  (Pro forma estimated expenses for 2005
  assuming JHT Reorganization)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


       JHVST EQUITY INDEX FUND                  JHT 500 INDEX TRUST B
           (ACQUIRED FUND)                         (ACQUIRING FUND)
       -----------------------                  ---------------------
0.15% of the first $75 million;         0.47% of the first $500 million; and
0.14% of the next $50 million; and      0.46% of the excess over $500 million.
0.13% of the excess over $125 million.


     SSgA Funds Management, Inc.("SSgA") (formerly State Street Global Advisors, a division of State Street Bank and Trust Company), located at One Lincoln Street Boston, Massachusetts, serves as subadviser to the Acquired Fund and is responsible for managing the investment and reinvestment of its assets. As compensation for its services, SSgA receives a fee from JHLICO stated as an annual percentage of average daily net assets of the Acquired Fund. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund.

     MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") serves as the subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. MFC Global (U.S.A.), a corporation subject to the laws of Canada, is an indirect wholly-owned subsidiary of MFC. The address of MF Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. As compensation for its services, MFC Global (U.S.A.) receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Funds are both index funds that seek to track and match the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies, they have substantially the same risks. The primary risks include the following:


INDEX MANAGEMENT RISK:      The Funds generally will reflect the performance of their
                            target index, even when the target index does not perform
                            well. In addition, Fund transaction expenses, and the size and timing of cash flows, may result in performance being
                            different than that of the target index.
STOCK MARKET RISK:          The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and
                            periods of falling prices. The value of equity securities
                            purchased by the Funds could decline if the financial
                            condition of the companies the Funds invest in decline or if overall market and economic conditions deteriorate. Stocks tend to go up and down in value more than bonds.
MANAGER RISK:               Each Fund's subadviser and its investment strategies may
                            fail to produce the intended results, and each Fund could
                            underperform its peers or lose money if its subadviser's
                            strategies do not perform as expected.
INVESTMENT CATEGORY         The returns of a Fund's specific equity investment category
RISK:                       may lag the return of the overall stock market. For example, the Funds' 'large company' approach carries the risk that in certain markets large cap stocks will underperform small-
                            cap and mid cap stocks.


     The primary risks of investing in the Acquired and Acquiring Funds differ in that the selection by the subadviser to the Acquiring Fund of securities both inside and outside the target index may cause the Acquiring Fund's portfolio to track the target index less closely. Moreover, the subadviser to the Acquiring Fund may be incorrect in selecting for investment securities that are not included in, but that the subadviser believes as a group will behave in a manner similar to, the target index.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds," below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the Acquired Fund. Performance information for the Acquiring Fund is not presented because the Acquiring fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the NAV shares of the Acquired Fund as the historical performance of the NAV shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                            ONE    FIVE     TEN    LIFE OF   DATE FIRST
FUND                                       YEAR    YEARS   YEARS    FUND     AVAILABLE
----                                       -----   -----   -----   -------   ----------
JHVST Equity Index Fund -- NAV Shares....  10.70%  -2.45%   N/A     8.83%    05/01/1996
  (Acquired Fund)


                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

     - The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

     - MFC Global (U.S.A.), as subadviser to the Acquiring Fund, may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by SSgA, as subadviser to the Acquired Fund;

     - Comparative performance of the Acquired and Acquiring Funds was not considered a significant factor since the Acquiring Fund is a New Acquiring Fund which has no operating history; and

     - JHT is much larger than JHVST, and the Combination will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth and efficient management.


     Particular consideration was given to the expenses of the two Funds. The management fee and expense ratio of the Acquiring Fund are expected to be higher than those of the Acquired Fund. The Acquired Fund's fees and expenses, however, are lower than industry norms for this kind of fund and reflect competitive pricing issues in the particular markets for which the Acquired Fund has been used as an underlying investment. JHT intends to make the Acquiring Fund available only in the kinds of markets previously served by the Acquired Fund and has entered into a contract with JHIMS pursuant to which JHIMS has agreed to cap the expense ratio of the Acquiring Fund to meet the competitive needs of those markets. The cap has been set at a level that is somewhat higher than the expense ratio of the Acquired Fund. Also, because the expense ratio of the Acquiring Fund is expected to be higher than that of the Acquired Fund, JHLICO (U.S.A.) has agreed that it or one or more of its affiliates will pay the expenses of the Reorganization that are allocated to the Acquired Fund. The Board, however, also considered the possibility that other series of JHVST will approve the Reorganization, which could leave the Acquired Fund responsible for expenses (such as certain legal and accounting expenses and expenses of Board and shareholder meetings) that are currently allocated to such other series, except to the extent limited by a 0.10% expense cap that currently applies (but might not always apply) to the Acquired Fund. Under all these circumstances, and in light of the other benefits of the proposed Combination, the Board concluded that despite the expected increase in expense ratio the Combination was in the best interests of the shareholders of the Acquired Fund, and also concluded that the Combination would not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners.

                                   PROPOSAL 5

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
           COMBINATION OF THE FINANCIAL INDUSTRIES FUND OF JHVST INTO
                      THE FINANCIAL SERVICES TRUST OF JHT
                        (FINANCIAL INDUSTRIES FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                           JHVST FINANCIAL INDUSTRIES FUND       JHT FINANCIAL SERVICES TRUST
                                   (ACQUIRED FUND)                     (ACQUIRING FUND)
                          ----------------------------------  ----------------------------------
BUSINESS                  A separate series of JHVST.         A separate series of JHT.

APPROXIMATE NET ASSETS    $61,686,262                         $93,994,968
AS OF 6/30/04:

INVESTMENT ADVISER:       John Hancock Life Insurance         John Hancock Investment Management
                          Company ("JHLICO").                 Services, LLC ("JHIMS").

INVESTMENT SUBADVISER     John Hancock Advisors, LLC ("JH     Davis Advisors ("Davis").
AND PORTFOLIO MANAGERS:   Advisors").
                          The portfolio managers are:         The portfolio managers are:
                          James K. Schmidt, CFA               Christopher Davis,
                          -- Executive Vice-President of JH   -- Chairman and Chief Executive
                            Advisors                            Officer of Davis
                          Lisa A. Welch                       Kenneth Charles Feinberg
                          -- Vice-President of JH Advisors.   -- Co-Portfolio Manager at Davis.

INVESTMENT OBJECTIVE:     To seek long-term capital           To seek growth of capital.
                          appreciation.

PRINCIPAL INVESTMENT      The Fund normally invests at least  Under normal market conditions,
STRATEGY:                 80% of its assets in equity         the Fund invests at least 80% of
                          securities of companies in the      the its net assets (plus any
                          financial services industry,        borrowings for investment
                          including banks, thrifts, credit    purposes) in common stocks of
                          and finance companies, brokerage    companies that are principally
                          and advisory firms, asset           engaged in financial services
                          management companies and insurance  (i.e., companies that own companies, leasing companies, real  financial services- related assets
                          estate-related firms, financial     constituting at least 50% of the
                          holding companies and similar       value of their total assets or
                          entities. The Fund invests mostly   derive at least 50% of their
                          in stocks of U.S. companies but     assets from providing financial
                          also invests to a limited extent    services). These companies
                          in foreign stocks.                  include: commercial and industrial
                                                              banks, savings institutions,
                                                              finance companies, diversified
                                                              financial services companies,
                                                              investment banking firms,
                                                              securities brokerage houses,
                                                              investment advisory companies,
                                                              leasing companies, insurance
                                                              companies and companies providing
                                                              similar services.

                           JHVST FINANCIAL INDUSTRIES FUND       JHT FINANCIAL SERVICES TRUST
                                   (ACQUIRED FUND)                     (ACQUIRING FUND)
                          ----------------------------------  ----------------------------------
OTHER INVESTMENT          The subadviser selects financial    The subadviser stresses a
STRATEGIES:               industry stocks using proprietary   back-to-basics approach, using
                          fundamental equity research and     extensive research to select
                          quantitative screening.             common stocks of quality
                          Fundamental equity research is      overlooked growth companies at
                          used to identify companies that     value prices and holding those
                          are positioned to benefit from      securities for the long-term. The
                          industry-wide trends (such as       subadviser looks for banking and
                          consolidation and regulatory        financial services companies with
                          changes) and are comparatively      sustainable growth rates selling
                          undervalued relative to balance     at modest price-earnings multiples
                          sheet and earnings. Quantitative    that it believes will expand as
                          tools focusing on valuation,        other investors recognize the
                          earnings/momentum, and              company's true worth. The
                          fundamentals/capital are used to    subadviser believes that if a
                          evaluate stocks and manage overall  sustainable growth rate is
                          risk.                               combined with a gradually
                                                              expanding multiple, these rates
                          The Fund's industry weightings are  compound and can generate
                          primarily a result of stock         above-average returns. The
                          selections and therefore may        subadviser searches for companies
                          differ significantly from the       possessing several of the
                          Fund's benchmark (the S&P 500       following characteristics that it
                          Index).                             believes foster sustainable long-
                                                              term growth, minimize risk and
                          The Fund normally invests in 40 to  enhance the potential for superior
                          100 companies of any size and has   long- term returns: first class
                          10% or less (usually lower) of its  management, management ownership,
                          assets in cash and cash             strong returns on capital, lean
                          equivalents. The Fund may invest    expense structure, dominant or
                          in initial public offerings         growing market share, proven
                          ("IPOs").                           record as an acquirer, strong
                                                              balance sheet, competitive
                                                              products or services, successful
                                                              international operations, and
                                                              innovation.
                                                              The Fund may engage in active and
                                                              frequent trading, which will
                                                              increase transaction costs.

HEDGING AND OTHER         The Fund may use a variety of       The Fund is authorized to use
STRATEGIES:               hedging strategies, including the   various hedging strategies,
                          use of: put and call options on     including exchange- listed and
                          securities, financial futures       over-the-counter put and call
                          contracts and fixed income indices  options on securities, financial
                          and interest rate swaps.            futures contracts and fixed income
                                                              indices and other financial
                                                              instruments, financial futures
                                                              contracts, interest rate
                                                              transactions and currency
                                                              transactions.

OTHER SECURITIES:         The Fund may purchase other types   The Fund may invest in other
                          of securities that are not primary  equity securities and in foreign
                          investment vehicles, such as:       and fixed income securities.
                          foreign securities denominated in
                          U.S. dollars or any other
                          currency, certain Exchange Traded
                          Funds (ETF's), certain derivatives
                          and securities of non-financial
                          industry companies expected to
                          benefit from products or other
                          market advantages in the financial
                          services industry.

                           JHVST FINANCIAL INDUSTRIES FUND       JHT FINANCIAL SERVICES TRUST
                                   (ACQUIRED FUND)                     (ACQUIRING FUND)
                          ----------------------------------  ----------------------------------
DIVERSIFICATION:          The Fund is non-diversified,        The Fund is diversified, meaning
                          meaning it can take larger          it may not invest more than 5
                          positions in individual issuers.    percent of its total assets in the
                                                              securities, or own more than 10%
                                                              of the outstanding voting
                                                              securities, of any one issuer.*
                                                              * The Board of Trustees of JHT on
                                                                December 13, 2004 approved a
                                                                proposal, to be considered by
                                                                shareholders of the Acquiring
                                                                Fund at the JHT Shareholders
                                                                Meeting, to re-classify the Fund
                                                                as "non-diversified."

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures such as holding unusually large amounts of cash or cash equivalents that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, policies and risks of the Acquired and Acquiring Funds are substantially similar. Both Funds seek growth of capital or capital appreciation principally through investing at least 80% of their assets in equity securities of companies in the financial services industries, and both may invest in foreign securities. The Acquired Fund, however, seeks "long-term" capital appreciation, and because it is non-diversified, it is permitted to invest larger percentages of its assets in a smaller number of different issuers. In practice, however, it is expected that the Acquiring Fund will invest in a smaller number of companies than the Acquired Fund historically has, although the Acquiring Fund is expected to be more diversified as among the various sectors of the financial services industry. In addition, while both subadvisers select stocks using fundamental research, the subadviser to the Acquired Fund also uses quantitative screening tools.

     As indicated above, the Board of Trustees of JHT has approved a proposal that the Acquiring Fund be re-classified as "non-diversified" and has directed that the proposal be submitted for approved by the shareholders of the Acquiring Fund at the JHT Shareholders Meeting.

     The investment objective of the Acquired Fund may, but at present that of the Acquiring Fund may not, be changed without shareholder approval. However, the Board of Trustees of JHT, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of the Acquiring Fund to be changed without shareholder approval and directed that the proposal be submitted to shareholders at the JHT Shareholders Meeting.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the NAV shares of the Acquired Fund for the year ended December 31, 2004; (ii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming they had been outstanding during the year ended December 31, 2004; and (iii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming that the Reorganization, including the issuance of NAV shares in connection therewith, had occurred at the commencement of the year ended December 31, 2004. AS INDICATED, IF SHAREHOLDERS OF THE ACQUIRED FUND APPROVE THE COMBINATION, THEY WILL EXPERIENCE INCREASED FEES AND EXPENSES AS A RESULT OF THE COMBINATION. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                                  JHT
                                                                       JHT              FINANCIAL SERVICES TRUST
                                           JHVST             FINANCIAL SERVICES TRUST       (ACQUIRING FUND)
                                 FINANCIAL INDUSTRIES FUND       (ACQUIRING FUND)              (PRO FORMA
                                      (ACQUIRED FUND)             (PRO FORMA)(1)        ASSUMING REORGANIZATION)
                                        NAV SHARES                  NAV SHARES                 NAV SHARES
                                 -------------------------   ------------------------   ------------------------
Management Fee.................            0.80%                       0.88%                      0.87%(2)
Distribution and Service
  (12b-1) Fee..................            None                        None                       None
Other Expenses.................            0.13%                       0.09%                      0.08%
Total Fund Annual Expenses.....            0.93%                       0.97%                      0.95%
Expense Reimbursement..........            0.03%(3)                      --                         --
Net Fund Annual Expenses.......            0.90%(3)                    0.97%                      0.95%


---------------


(1) The pro forma expense ratios for the NAV shares are based on the expense ratios of the Series I shares of the Acquiring Fund for the year ended December 31, 2004 adjusted to reflect the proposed management fee increase described in note (2) and the absence of a Rule 12b-1 fee applicable to the NAV shares.


(2) The amount shown reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.


(3) Under its investment management agreement with JHVST, JHLICO reimburses the Acquired Fund when its "other expenses" exceed 0.10% of the Fund's average daily net assets. This agreement remains in effect until May 1, 2006 and may be renewed each year thereafter by JHVST.

EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Financial Industries Fund.....................   $95      $296      $515      $1,143
  (Acquired Fund) -- NAV shares
JHT Financial Services Trust........................   $99      $309      $536      $1,190
  (Acquiring Fund) -- NAV shares
  (Pro forma)
JHT Financial Services Trust........................   $97      $303      $525      $1,166
  (Acquiring Fund) -- NAV shares
  (Pro forma assuming Reorganization)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


        JHVST FINANCIAL INDUSTRIES FUND        JHT FINANCIAL SERVICES TRUST
                (ACQUIRED FUND)                      (ACQUIRING FUND)
        -------------------------------        ----------------------------
        0.80% at all assets levels.       0.90% of the first $50 million;
                                          0.85% of the next $450 million; and
                                          0.80% of the excess over $500 million.


     The fee schedule for the Acquiring Fund reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.


     John Hancock Advisors, LLC ("JH Advisors") serves as the subadviser to the Acquired Fund and is responsible for managing the investment and reinvestment of its assets. JH Advisors is located at 101 Huntington Avenue, Boston, Massachusetts, 02199. Its ultimate parent entity is MFC. As compensation for its services, JH Advisors receives a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Portfolio. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Portfolio.


     Davis Advisors ("Davis") serves as the subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona, 85706. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. As compensation for its services, Davis receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquired Portfolio.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Funds both invest primarily in equity securities of issuers in the financial services industries, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:  The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of equity securities purchased by the Funds could decline if the financial condition of the companies the Funds invest in decline or if overall market and economic conditions deteriorate. Stocks tend to go up and down in value more than bonds.



SECTOR RISK:        The Funds concentrate their investments in the financial
                    services sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.



FOREIGN SECURITIES
RISK: The Funds may invest in foreign securities, which involve special risks, including: limited government regulation (including less stringent investor protection and disclosure standards), exposure to possible economic, political and social instability, foreign currency rate fluctuations, foreign ownership limits and restrictions on removing currency.



MANAGER RISK:       Each Fund's subadviser and its investment strategies may
                    fail to produce the intended results, and each Fund could underperform its peers or lose money if its subadviser's strategies do not perform as expected.


     The primary risks of investing in the Acquired and Acquiring Funds differ in that the Acquired Fund is non-diversified and its ability to take larger positions in individual companies could lead to more volatile performance relative to more diversified funds such as the Acquiring Fund. However, the JHT Board of Trustees, at its December 13, 2004 meeting, approved a proposal that the Acquiring Fund be reclassified as non-diversified and directed that the proposal be submitted to shareholders of the Acquiring Fund for approval at the JHT Shareholders Meeting.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds," below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004: (i) the annual total return of the NAV shares of the Acquired Fund; and
(ii) the annual total return of the Series I shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST or JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                              ONE    FIVE     TEN    LIFE OF   DATE FIRST
FUND                                         YEAR    YEARS   YEARS    FUND     AVAILABLE
----                                         -----   -----   -----   -------   ----------
JHVST Financial Industries Fund -- NAV
  shares...................................   8.65%  2.96%    N/A     7.29%    04/30/1997(2)
  (Acquired Fund)
JHT Financial Services Trust -- Series I
  shares(1)................................  10.38%   N/A     N/A     3.31%    04/30/2001
  (Acquiring Fund)

---------------

(1) For the Acquiring Fund, Series I share performance will be lower than NAV share performance because Series I shares have been subject to 12b-1 fees of 0.15% since January 2002.

(2) Date of inception of predecessor fund.

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund and the Acquiring Fund include the following:

     - Recognizing that the Acquired and Acquiring Funds are sector-specific and therefore have somewhat different underlying industry exposures, the Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;


     - Davis, as subadviser to the Acquiring Fund, may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by JH Advisors, as subadviser to the Acquired Fund;



     - Although the management fee and expense ratio of the Acquiring Fund are expected to be higher than those of the Acquired Fund, they are within industry norms, and in the view of the Board were not a basis for failing to approve the Combination given the other benefits of the Combination, and that JHLICO (U.S.A.) has agreed that it or one or more of its affiliates will pay the expenses of the Reorganization that are allocated to the Acquired Fund because the expense ratio of the Acquiring Fund is expected to be higher than that of the Acquired Fund. The Board also considered the possibility that other series of JHVST will approve the Reorganization, which could leave the Acquired Fund responsible for expenses (such as certain legal and accounting expenses and expenses of Board and shareholder meetings) that are currently allocated to such other series, except to the extent limited by a .10% expense cap that currently applies (but might not always apply) to the Acquired Fund;


     - Although the Acquired Fund has outperformed the Acquiring Fund in the life-of-fund period, the performance information reviewed by the Trustees indicated that the Acquiring Fund had outperformed the Acquired Fund in more recent periods, and the performance of the Acquiring Fund may be expected to improve with larger assets and more efficient management following the Combination; and

     - The Combination will result in a portfolio which will have a larger asset base to defray costs and enable greater flexibility in portfolio management and will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.

                                   PROPOSAL 6

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE COMBINATIONS OF THE FUNDAMENTAL VALUE FUND AND LARGE CAP VALUE FUND

                  OF JHVST INTO THE EQUITY-INCOME TRUST OF JHT

               (FUNDAMENTAL VALUE AND LARGE CAP VALUE FUNDS ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

     Shareholders of each Acquired Fund will vote separately on this Proposal, and the Reorganization will take place as to each Acquired Fund whose shareholders approve it.

                COMPARISON OF ACQUIRED FUNDS AND ACQUIRING FUND


 JHVST LARGE CAP VALUE FUND      JHVST FUNDAMENTAL VALUE FUND        JHT EQUITY-INCOME TRUST
       (ACQUIRED FUND)                  (ACQUIRED FUND)                 (ACQUIRING FUND)
-----------------------------    -----------------------------    -----------------------------
BUSINESS:
A separate series of JHVST       A separate series of JHVST.      A separate series of JHT.
APPROXIMATE NET ASSETS AT
6/30/04:
$410,185,805                     $195,926,863*                    $1,667,140,375
                                 * Adjusted to reflect JHVST
                                   Fund combination effective
                                   October 29, 2004. See
                                   "Capitalization."
INVESTMENT ADVISER:
John Hancock Life Insurance      John Hancock Life Insurance      John Hancock Investment
Company ("JHLICO").              Company ("JHLICO").              Management Services, LLC
                                                                  ("JHIMS").
INVESTMENT SUBADVISER AND
  PORTFOLIO MANAGERS:
T. Rowe Price Associates,        Wellington Management            T. Rowe Price Associates,
Inc.                             Company, LLP ("Wellington").     Inc. ("T. Rowe Price").
("T. Rowe Price")
The portfolio is managed by      The portfolio is managed by      The portfolio is managed by
an investment advisory           the Global Research Team         an investment advisory
committee chaired by:            coordinated by:                  committee chaired by:
Brian C. Rogers, CFA             Cheryl M. Duckworth, CFA         Brian C. Rogers, CFA
-- Vice-President of T. Rowe     -- Vice-President of             -- Vice-President of T. Rowe
   Price                            Wellington                       Price
INVESTMENT OBJECTIVE:
This is a large cap stock        This is a large cap stock        To provide substantial
fund with a value emphasis       fund with a value emphasis       dividend income and long-term
that seeks long-term capital     that seeks long-term capital     capital appreciation.
appreciation and substantial     appreciation.
dividend income.
PRINCIPAL INVESTMENT
  STRATEGY:
The Fund invests primarily in    The Fund invests primarily in    The Fund invests, under
a diversified mix of common      a diversified mix of common      normal circumstances, at
stocks of large established      stocks of large-sized U.S.       least 80% of its total assets
U.S. companies paying above      companies that are believed      in equity securities, with
average dividends.               to offer favorable prospects     65% in common stocks of
                                 for increasing dividends and     well-established companies
                                 growth in capital.               paying above-average
                                                                  dividends.

 JHVST LARGE CAP VALUE FUND      JHVST FUNDAMENTAL VALUE FUND        JHT EQUITY-INCOME TRUST
       (ACQUIRED FUND)                  (ACQUIRED FUND)                 (ACQUIRING FUND)
-----------------------------    -----------------------------    -----------------------------
OTHER INVESTMENT STRATEGIES:
The subadviser employs a         The subadviser employs a         The Fund employs a "value"
value approach in selecting      value approach in selecting      approach and invests in
stocks using proprietary         stocks and uses proprietary      stocks and other securities
equity research. Stocks are      equity research to identify      that appear to be temporarily
purchased that are               stocks having distinct value     undervalued by various
undervalued by various           characteristics based on         measures or out of favor but
measures such as the stock's     industry-specific valuation      have good prospects for
current price relative to its    criteria. The subadviser         capital appreciation and
earnings potential.              screens the investable           dividend growth.
                                 universe for: stocks in the
The subadviser looks for         Russell 1000 Value Index; or     The Fund will generally
companies with:                  stocks with dividend yields      consider companies with the
-- established operating         greater than the Russell 1000    following characteristics:
histories;                       Index; or stocks with            -- established operating
-- above-average dividend        price/book ratios lower than     histories;
   yields relative to the S&P    the Russell 1000 Index.          -- above-average dividend
   500 Index;                                                     yields relative to the S&P
-- low price/earnings ratios     The Fund's assets are               500 Index;
   relative to the S&P 500       allocated to                     -- low price/earnings ratios
   Index;                        industry-specific                   relative to the S&P 500
-- sound balance sheets and      sub-portfolios that are             Index;
   other positive financial      managed by each industry         -- sound balance sheets and
   characteristics; and          analyst. The subadviser             other financial
-- low stock prices relative     oversees the Fund to maintain       characteristics; and
   to the companies'             capitalization and sector        -- low stock price relative
   underlying values.            weights similar to the           to a companies' underlying
                                 Russell 1000 Value Index.           values, as measured by
The Fund's sector exposures                                          assets, cash flow or
are broadly diversified but      The Fund normally invests in        business franchises.
are primarily a result of        90 to 130 stocks with at
stock selection and therefore    least 80% (usually higher) of       The Fund may invest in
may vary significantly from      its assets in companies with        fixed income securities
the Fund's benchmark. The        market capitalizations that         without regard to quality
Fund normally invests in 100     are within the range of             or rating, including up to
to 175 stocks, and at least      capitalizations of companies        10% in non- investment
80% of its assets in large       in the Russell 1000 Value           grade fixed-income
cap companies (those with        Index or the Russell 1000           securities ("junk bonds").
market capitalizations within    Index.
the range of capitalizations                                         The Fund holds a certain
of companies represented in      The Fund normally has 10% or        portion of its assets in
the Russell 1000 Index or the    less (usually lower) of its         money market reserves
Russell 100 Value Index.         assets in cash and cash             which can consist of
                                 equivalents.                        shares of the T. Rowe
The Fund normally has 10% or                                         Price Reserve Investment
less (usually lower) of its                                          Fund (or any other
assets in cash and cash                                              internal T. Rowe Price
equivalents.                                                         money market fund) as well
                                                                     as U.S. and foreign
                                                                     dollar-denominated money
                                                                     market securities.
HEDGING AND OTHER STRATEGIES:
Each Fund may use a variety of hedging strategies, including      For hedging purposes, the
the use of: put and call options on securities, financial         Fund may use a variety of
futures contracts and fixed income indices and interest rate      investment practices, such as
swaps. Each Fund is generally authorized to invest in hybrid      buying and selling futures
instruments (a type of high-risk derivative which can combine     and options. The Fund may
the characteristics of securities, futures and options).          invest up to 10% of its

 JHVST LARGE CAP VALUE FUND      JHVST FUNDAMENTAL VALUE FUND        JHT EQUITY-INCOME TRUST
       (ACQUIRED FUND)                  (ACQUIRED FUND)                 (ACQUIRING FUND)
-----------------------------    -----------------------------    -----------------------------
                                                                  total assets in hybrid
                                                                  instruments (a type of
                                                                  high-risk derivative which
                                                                  can combine the
                                                                  characteristics of
                                                                  securities, futures and
                                                                  options). Such instruments
                                                                  may bear interest or pay
                                                                  dividends at below market (or
                                                                  even relatively nominal)
                                                                  rates.
OTHER SECURITIES:
Each Fund may purchase other types of securities that are not     The Fund may also purchase
primary investment vehicles, for example: foreign securities      other types of securities in
denominated in U.S. dollars or any other currency, high and       keeping with its objective,
medium quality debt securities, certain Exchange Traded Funds     including: U.S. and non-U.S.
(ETFs), and certain derivatives. Each Fund may invest in          dollar denominated foreign
initial public offerings (IPOs).                                  securities including ADRs (up
                                                                  to 25% of total assets),
                                                                  preferred stocks, convertible
                                                                  stocks, bonds, and warrants
                                                                  and futures and options.
TEMPORARY DEFENSIVE
  INVESTING:
In abnormal market conditions, each Fund may take temporary defensive measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the
Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES


     The investment objectives, policies and risks of the Acquired Funds and the Acquiring Fund are substantially similar in that all three Funds seek long-term capital appreciation by investing -- with a value approach -- primarily in equity securities of large or well-established companies. In addition, the Acquiring Fund and the JHVST Large Cap Value Fund, which have the same subadviser, emphasize dividend-paying securities, while the JHVST Fundamental Value Fund looks for companies with prospects for increasing dividends.


     The Acquiring Fund differs from each of the Acquired Funds principally in that: the Acquired Funds define the "large" companies in which they invest by reference to capitalizations within the range included in the Russell 1000 Index and the Russell 1000 Value Index, while the Acquiring Fund contains no comparable reference (although in practice the Acquiring Fund may be expected to invest in companies having capitalizations within the same range as the Acquired Funds); the Acquired Funds invest primarily in securities of U.S. companies, while the Acquiring Fund may invest up to 25% of its assets in foreign securities; and the Acquiring Fund, in contrast to the Acquired Funds, may invest up to 10% of its assets in fixed-income securities, including non-investment grade fixed income securities ("junk bonds").

     The investment objective of each of the Acquired Funds may, but at present that of the Acquiring Fund may not, be changed without shareholder approval. However, the Board of Trustees of JHT, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of the Acquiring Fund to be changed without shareholder approval and directed that the proposal be submitted to shareholders of the Acquiring Fund at the JHT Shareholders Meeting.

     The investment objectives and strategies of the Acquired Funds and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired Funds and the Acquiring Fund, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the NAV shares of each of the Acquired Funds for the year ended December 31, 2004; (ii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming they had been outstanding during the year ended December 31, 2004; and (iii) the pro forma expense ratios of the NAV shares of the Acquiring Fund, assuming that the Reorganization, including the issuance of NAV shares in connection therewith, had occurred at the commencement of the year ended December 31, 2004 with respect to each Acquired Fund separately and to both Acquired Funds. AS INDICATED, IF SHAREHOLDERS OF THE JHVST LARGE CAP VALUE FUND APPROVE THE COMBINATION, THEY WILL EXPERIENCE INCREASED FEES AND EXPENSES AS A RESULT OF THE COMBINATION. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                   DISTRIBUTION
                                                   AND SERVICE               TOTAL FUND                   NET FUND
                                      MANAGEMENT     (12B-1)       OTHER       ANNUAL        EXPENSE       ANNUAL
                                         FEE           FEE        EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
                                      ----------   ------------   --------   ----------   -------------   --------
(A) JHVST Large Cap Value Fund......     0.75%         None         0.08%(4)    0.83%           --          0.83%
  (Acquired Fund) -- NAV shares
(B) JHVST Fundamental Value Fund....     0.77%         None         0.15%(5)    0.92%         0.06%(5)      0.86%
  (Acquired Fund) -- NAV shares
(C) JHT Equity-Income Trust.........     0.81%(2)      None         0.05%       0.86%(3)        --          0.86%
  (Acquiring Fund) -- NAV shares
  (Pro forma)
(D) JHT Equity-Income Trust.........     0.81%(2)      None         0.05%       0.86%           --          0.86%
  (Pro forma combining(A) and(C))(1)
(E) JHT Equity-Income Trust.........     0.81%(2)      None         0.05%       0.86%           --          0.86%
  (Pro forma combining(B) and(C))(1)
(F) JHT Equity-Income Trust.........     0.81%(2)      None         0.04%       0.85%           --          0.85%
  (Pro forma combining(A),(B)
  and(C))


---------------


(1) The pro forma expense ratios for the NAV shares are based on the expense ratios of the Series I shares of the Acquiring Fund for the year ended December 31, 2004 adjusted to reflect the proposed management fee increase described in note (2) and the absence of a Rule 12b-1 fee applicable to the NAV shares.


(2) The amount shown reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders at the JHT Shareholders Meeting.


(3) JHIMS has voluntarily agreed to waive a portion of its advisory fee for the Acquiring Fund and JHT's Science & Technology Trust, Health Sciences Trust and Blue Chip Growth Trust. The waiver is based on the combined assets of these Funds and one other JHT Fund. Once these combined assets exceed specified amounts, the fee reduction is increased. This voluntary fee waiver may be terminated by JHIMS at any time. If such advisory fee waiver were reflected in the table, the advisory fee and total fund expenses for the Acquiring Fund -- Pro forma, Acquiring Fund -- Pro forma combining a and c, Acquiring Fund -- Pro forma combining b and c, and Acquiring Fund -Pro forma combining a, b and c would have been, 0.78% and 0.83%, 0.78% and 0.83%, 0.78% and 0.83% and 0.78% and 0.82%, respectively.


(4) The amount shown reflects the discontinuance in 2004 of JHLICO's agreement to reimburse the Large Cap Value Fund for "other expenses" that exceeded 0.10% of the Fund's average daily net assets.


(5) Under its investment management agreement with JHVST, JHLICO reimburses the Fundamental Value Fund when its "other expenses" exceed 0.10%. This agreement remains in effect until May 1, 2006 and may be renewed each year thereafter by JHVST.



EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired Funds and the Acquiring Fund. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
(A) JHVST Large Cap Value Fund..............................   $85      $265      $460      $1,025
  (Acquired Fund) -- NAV shares
(B) JHVST Fundamental Value Fund............................   $94      $293      $509      $1,131
  (Acquired Fund) -- NAV shares
(C) JHT Equity-Income Trust.................................   $88      $274      $477      $1,061
  (Acquiring Fund) -- NAV shares
  (Pro forma)
(D) JHT Equity-Income Trust.................................   $87      $271      $471      $1,049
  (Pro forma combining(A) and(C))
(E) JHT Equity-Income Trust.................................   $88      $274      $477      $1,061
  (Pro forma combining(B) and(C))
(F) JHT Equity-Income Trust.................................   $87      $271      $471      $1,049
  (Pro forma combining(A),(B) and(C))



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Funds and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedules:


JHVST LARGE CAP VALUE FUND       JHVST FUNDAMENTAL VALUE FUND               JHT EQUITY-INCOME TRUST
     (ACQUIRED FUND)                   (ACQUIRED FUND)                         (ACQUIRING FUND)
--------------------------  --------------------------------------   -------------------------------------
0.75% at all asset levels.  0.95% of the first $25 million;          0.825% of the first $1 billion; and
                            0.85% of the next $25 million;           0.800% of the excess over $1 billion.
                            0.75% of the next $50 million; and
                            0.65% of the excess over $100 million.


     The fee schedule for the Acquiring Fund reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund at the JHT Shareholders Meeting.

     Wellington Management Company, LLP ("Wellington") serves as the subadviser to the JHVST Fundamental Value Fund and is responsible for managing the investment and reinvestment of its assets.

Wellington is located at 75 State Street, Boston, Massachusetts. The managing partners of Wellington are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. As compensation for its services, Wellington receives a fee from JHLICO stated as an annual percentage of the average daily net assets of the Fund. This fee is paid by JHLICO out of the management fee it receives for the JHVST Fundamental Value Fund and is not an additional charge to the Fund.



     T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the subadviser to the JHVST Large Cap Value Fund and to the JHT Acquiring Fund and is responsible for managing the investment and reinvestment of the assets of each.
T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. With respect to the JHVST Large Cap Value Fund, T. Rowe Price receives, as compensation for its services, a fee from JHLICO stated as an annual percentage of the average daily net assets of the Fund. This fee is paid by JHIMS out of the management fee it receives for the JHVST Large Cap Value Fund and is not an additional charge to the Fund. With respect to the Acquiring Fund, T. Rowe Price receives, as compensation for its services, a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Fund.


                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired Funds and Acquiring Fund all seek long-term capital appreciation by investing -- with a value approach -- primarily in equity securities of large or well-established companies, they have substantially similar risks. The primary risks include the following:


STOCK MARKET RISK:        The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and
                          periods of falling prices. The value of equity securities
                          purchased by the Funds could decline if the financial
                          conditions of the companies the Funds invest in decline or if overall market and economic conditions deteriorate.
                          Stocks tend to go up and down in value more than bonds.
INVESTMENT CATEGORY       The returns of a Fund's specific equity investment category
RISK:                     may lag the return of the overall stock market. For example, the Funds' "large cap" or large company approaches carry the risk that in certain markets large cap or large company
                          stocks will underperform small-cap and mid cap stocks.
                          Similarly, the Funds' "value" approaches carry the risk that in certain markets "value" stocks will underperform "growth"
                          stocks.
MANAGER RISK:             Each Fund's subadviser and its investment strategies may
                          fail to produce the intended results, and each Fund could
                          underperform its peers or lose money if its subadviser's
                          strategies do not perform as expected.
FOREIGN SECURITY RISK:    The Funds' foreign securities will pose special risks,
                          including exposure to possible economic, SECURITIES RISK:
                          political and social instability, foreign currency rate
                          fluctuations, foreign ownership limits and restrictions on removing currency.
DERIVATIVES RISK:         Each Fund's use of certain derivative instruments (such as options, futures and swaps) can produce disproportionate
                          gains or losses. Derivatives are generally considered more risky than direct investments. Also, in a down market,
                          derivatives could become harder to value or sell at a fair price.


     The primary risks of investing in the Acquired and Acquiring Funds differ principally in that the Acquired Funds invests primarily in U.S. companies while the Acquiring Fund may invest up to 25% of its assets in foreign securities and thus may have greater exposure to foreign securities risk. In addition, since the Acquiring Fund may invest up to 10% of its assets in fixed-income securities, including non-investment grade fixed income securities ("junk bonds"), it has exposure to bond risk, including high yield bond risk. Bonds are subject to credit risk and interest rate risk. The credit rating of bonds in a funds' portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall. An increase in the average maturity of a fund's bonds generally makes the fund more sensitive to interest rate risk. High yield or "junk bonds" may be subject to more volatile or erratic price movements than investment grade securities due to investor sentiment.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Funds are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds," below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004: (i) the annual total return of the NAV shares of each of the Acquired Funds; and (ii) the annual total return of the Series I shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST or JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                               ONE     FIVE     TEN    LIFE OF   DATE FIRST
FUND                                           YEAR    YEARS   YEARS    FUND     AVAILABLE
----                                          ------   -----   -----   -------   ----------
JHVST Large Cap Value Fund -- NAV shares....  15.00%   7.45%    N/A     10.44%   05/01/1996
  (Acquired Fund)
JHVST Fundamental Value Fund -- NAV shares..  15.59%   5.32%    N/A      5.89%   08/31/1999
  (Acquired Fund)
JHT Equity-Income Trust -- Series I
  shares(1).................................  14.81%   7.43%   12.00      N/A    02/19/1993
  (Acquiring Fund)


---------------

(1) For the Acquiring Fund, Series I share performance will be lower than NAV share performance because Series I shares have been subject to 12b-1 fees of 0.15% since January 2002.

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of each of the Acquired Funds and variable contract and certificate owners whose contract values are invested in shares of the Acquired Funds. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of each of the Acquired Funds into the Acquiring Fund include the following:

     - The Acquired Funds and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Funds continuity of investment objectives and expectations;


     - T. Rowe Price, as subadviser to the Acquiring Fund, may be expected to provide the same quality of investment advisory services and personnel as those it currently provides to the JHVST Large Cap Value Fund and as is currently provided by Wellington as subadviser to the JHVST Fundamental Value Fund;


     - The Acquiring Fund has a higher management fee than the Acquired Funds and an overall expense ratio that (before waiver) is expected to be higher than that of the JHVST Large Cap Value Fund and substantially the same as that of the JHVST Fundamental Value Fund. However, at the time the Board approved the Combination with respect to the JHVST Large Cap Value Fund, its review was based on expense ratio information as of June 30, 2004, which indicated that the expense ratio of the Acquiring Fund would not be higher than that of the JHVST Large Cap Value Fund. In the Board's view, the management fee and expense ratios of the Acquiring Fund were within industry norms, and the relative expenses of the Acquiring Fund and the Acquired Funds were not a basis for failing to approve the Combination given the other benefits of the Combination. The Board also considered the possibility that other series of JHVST will approve the Reorganization, which could leave the Acquired Funds (except as limited by a 0.10% expense cap that currently applies, but might not always apply, to the Acquired Funds) responsible for expenses that are currently allocated to such other series;



     - The Acquired Funds and the Acquiring Fund have comparable historical performance records, and the performance of the Acquiring Fund may be expected to improve with larger assets and more efficient management following the Combination; and


     - Because the Acquiring Fund is approximately three times the size of the Acquired Funds, each Combination will result in a portfolio which will have a larger asset base to defray costs and enable greater flexibility in portfolio management and will provide shareholders of the Acquired Funds on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.

                                   PROPOSAL 7

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
               COMBINATION OF THE GLOBAL BOND FUND OF JHVST INTO
                          THE GLOBAL BOND TRUST OF JHT
                            (GLOBAL BOND FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                                JHVST GLOBAL BOND FUND               JHT GLOBAL BOND TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS                  A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $107,476,415                         $631,465,628
AS OF 6/30/04:

INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

INVESTMENT SUBADVISER     Capital Guardian Trust Company       Pacific Investment Management
AND PORTFOLIO MANAGERS:   ("CGTC").                            Company, LLC ("PIMCO").
                          The portfolio management team        The portfolio manager is:
                          consists of:                         Sudi Mariappa
                          Mark A. Brett                        -- Managing Director of PIMCO and
                          -- Senior Vice-President of CGTC     head of global portfolio
                          James R. Mullaly                     management
                          -- Senior Vice-President of CGTC
                          Mark Dalzell

                                JHVST GLOBAL BOND FUND               JHT GLOBAL BOND TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                          -- Vice-President of CGTC
                          Laurentius Harrer
                          -- Vice President

INVESTMENT OBJECTIVE:     To seek income and capital           To seek to realize maximum total
                          appreciation.                        return, consistent with
                                                               preservation of capital and
                                                               prudent investment management.

PRINCIPAL INVESTMENT      The Fund normally invests at least   Under normal market conditions,
STRATEGY:                 80% of its assets in a diversified   the Fund invests at least 80% of
                          mix of debt securities and           its net assets (plus any
                          instruments of issuers throughout    borrowings for investment
                          the world, including: U.S.           purposes) in fixed income
                          Treasury and agency securities,      securities, including those
                          asset-backed and mortgage-backed     denominated in major foreign
                          securities (including commercial     currencies and in U.S. dollars.
                          mortgage-backed securities),         The Fund may also invest in
                          corporate bonds (both U.S. and       baskets of foreign currency (such
                          foreign), foreign government and     as the euro) and the U.S. dollar.
                          agency securities and                These securities may be
                          supranational securities (such as    represented by futures contracts
                          the World Bank).                     (including related options) with
                                                               respect to such securities, and
                          The Fund has a target mix of 25%     options on such securities, when
                          U.S. bonds and 75% non-U.S. bonds    the subadviser deems it
                          (denominated in foreign              appropriate to do so.
                          currencies), but the subadviser
                          actively manages the mix within      Depending on the subadviser's
                          (+/-) 15 percentage points of the    current opinion as to the proper
                          target mix.                          allocation of assets, investments
                                                               in the securities of issuers
                                                               located outside the U.S. will
                                                               normally vary between 25% and 75%
                                                               of the Fund's assets.

OTHER INVESTMENT          The Fund is managed using a          The subadviser utilizes economic
STRATEGIES:               multiple portfolio manager system    forecasting, interest rate
                          in which the Fund is divided into    anticipation, credit and call risk
                          segments that are managed by         analysis, foreign currency
                          individual portfolio managers. The   exchange rate forecasting, and
                          Fund thus normally has a broad       other security selection
                          country, currency, sector and        techniques. The proportion of the
                          individual security exposures,       Fund's assets committed to
                          reflecting the aggregate decisions   investment in securities with
                          of the multiple portfolio managers   particular characteristics (such
                          and research analysts managing the   as maturity, type and coupon rate)
                          Fund. The managers use proprietary   will vary based on the
                          research and economic analysis to    subadviser's outlook for the U.S.
                          identify attractive markets and      and foreign economies, the
                          currencies and undervalued sectors   financial markets and other
                          and securities.                      factors.
                          The Fund normally: invests in at     The Fund may invest up to 10% of
                          least 3 countries and as many as     its assets in fixed income
                          10 to 35 countries; has an average   securities that are rated below
                          credit quality rating of "A" or      investment grade but "B" or higher
                          "AA"; invests                        by Moody's or Standard & Poor's
                                                               (or, if unrated, determined by the
                                                               subadviser to be of

                                JHVST GLOBAL BOND FUND               JHT GLOBAL BOND TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                          up to 15% in emerging market and     comparable quality). The average
                          high yield debt securities; and      portfolio duration of the Fund
                          has 10% or less of its assets in     will normally vary within a three
                          cash and cash equivalents.           to seven year time frame.
                                                               The types of fixed income
                                                               securities in which the Fund may
                                                               invest include: securities issued
                                                               or guaranteed by the U.S.
                                                               Government, its agencies or
                                                               instrumentalities; corporate debt
                                                               securities, including convertible
                                                               securities and corporate
                                                               commercial paper; mortgage-backed
                                                               and other asset-backed securities;
                                                               inflation-indexed bonds issued by
                                                               both governments and corporations;
                                                               structured notes, including hybrid
                                                               or "indexed" securities; loan
                                                               participations; bank certificates
                                                               of deposit and bankers'
                                                               acceptances; debt securities
                                                               issued by states or local
                                                               governments; and obligations of
                                                               international agencies or
                                                               supranational entities.

HEDGING AND OTHER         The Fund may use currency            For hedging purposes, the Fund
STRATEGIES:               management strategies for hedging    may: purchase and sell options on
                          purposes and to protect against      domestic and foreign securities,
                          anticipated changes in foreign       securities indices and currencies;
                          currency exchange rates.             purchase and sell futures and
                                                               options on futures; purchase or
                                                               sell currency or securities on a
                                                               forward basis; and enter into
                                                               interest rate, index, equity,
                                                               credit default swaps and currency
                                                               rate swap agreements. The Fund may
                                                               also invest in baskets of foreign
                                                               currencies (such as the euro), and
                                                               the U.S. dollar.
OTHER SECURITIES:         The Fund may purchase other types
                          of securities that are not primary
                          investment vehicles, for example:
                          certain derivatives (investments
                          whose value is based on indices or
                          other securities). The Fund may
                          use derivatives, such as futures
                          and forwards, to manage the Fund's
                          average maturity relative to the
                          benchmark and to implement foreign
                          currency strategies and currency
                          rate swap agreements.

                                JHVST GLOBAL BOND FUND               JHT GLOBAL BOND TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
DIVERSIFICATION:          Each Fund is non-diversified, meaning it can take larger positions in individual issuers.

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, policies and risks of the Acquired and Acquiring Funds are substantially similar since both Funds are non-diversified, global bond funds that invest in fixed-income securities of both U.S. and foreign issuers.


     The two Funds differ principally in that: the Acquired Fund is a medium credit quality bond fund that seeks income and capital appreciation, while the Acquiring Fund seeks to realize maximum total return, consistent with preservation of capital and prudent investment management; and the Acquired Fund may "normally" invest a higher percentage of its assets (up to 15%) in non-investment grade securities, including "junk bonds," than the Acquiring Fund which may invest up to 10% of its assets in securities that are rated below investment grade but "B" or higher by Moody's or Standard & Poor's. For an explanation of debt security ratings, see Appendix B hereto.


     The investment objective of the Acquired Fund may, but at present that of the Acquiring Fund may not, be changed without shareholder approval. However, the Board of Trustees of JHT, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of the Acquiring Fund to be changed without shareholder approval and directed that the proposal be submitted to shareholders at the JHT Shareholders Meeting.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the NAV shares of the Acquired Fund for the year ended December 31, 2004; (ii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming they had been outstanding during the year ended December 31, 2004; and (iii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming that the Reorganization, including the issuance of NAV shares in connection therewith, had occurred at the commencement of the year ended December 31, 2004. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.

                         ANNUAL FUND OPERATING EXPENSES
                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                         JHT
                                                 JHT              GLOBAL BOND TRUST
                            JHVST         GLOBAL BOND TRUST       (ACQUIRING FUND)
                       GLOBAL BOND FUND   (ACQUIRING FUND)            PRO FORMA
                       (ACQUIRED FUND)       (PRO FORMA)      (ASSUMING REORGANIZATION)
                          NAV SHARES         NAV SHARES              NAV SHARES
                       ----------------   -----------------   -------------------------
Management Fee.......        0.85%              0.70%                     0.70%(2)
Distribution and
  Service (12b-1)
  Fee................        None               None                      None
Other Expenses.......        0.27%              0.10%                     0.10%
Total Fund Annual
  Expenses                   1.12%              0.80%                     0.80%
Expense reimbursement        0.07%(3)             --                        --
Net Fund Annual
  Expenses...........        1.05%(3)           0.80%                     0.80%


---------------


(1) The pro forma expense ratios for the NAV shares are based on the expense ratios of the Series I shares of the Acquiring Fund for the year ended December 31, 2004 adjusted to reflect the proposed management fee increase described in note (2) and the absence of a Rule 12b-1 fee applicable to the NAV shares.


(2) The amount shown reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.

(3) The amount shown reflects the discontinuance in 2004 of JHLICO's agreement to reimburse the Acquired Fund for "other expenses" that exceeded 0.10% of the Fund's average daily net assets.


EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
JHVST Global Bond Fund........................   $114     $356      $617      $1,363
  (Acquired Fund) -- NAV shares
JHT Global Bond Trust.........................   $ 82     $255      $444      $  990
  (Acquiring Fund) -- NAV shares
  (Pro forma)
JHT Global Bond Trust.........................   $ 82     $255      $444      $  990
  (Acquiring Fund) -- NAV shares
  (Pro forma assuming Reorganization)

INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedules:


                                                         JHT GLOBAL BOND TRUST
JHVST GLOBAL BOND FUND (ACQUIRED FUND)                      (ACQUIRING FUND)
--------------------------------------                 --------------------------
0.85% of the first $150 million;                       0.70% at all asset levels.
0.80% of the next $150 million;
0.75% of the next $200 million; and
0.70% of the excess over $500 million.


     The fee schedule for the Acquiring Fund reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.

     Capital Guardian Trust Company ("CGTC") serves as the subadviser to the Acquired Fund and is responsible for managing the investment and reinvestment of its assets. CGTC is located at 333 South Hope Street, Los Angeles, California, 90071 and is a wholly-owned subsidiary of the Capital Group Companies, Inc. As compensation for its services, CGTC receives a fee from JHLICO stated as an annual percentage of the average daily the net assets of the Acquired Portfolio. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Portfolio.

     Pacific Investment Management Company, LLC ("PIMCO") serves as the subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. PIMCO is located at 840 Newport Center Drive, Newport Beach, California, 92660 and is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P., ("ADAM LP") with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. The sole general partner of ADAM LP is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC has three members: ADAM U.S. Holding LLC, the managing member, Pacific Life Insurance Company and Pacific Asset Management LLC. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC, which has two members, Allianz of America, Inc. (which owns a 99.9% non-managing interest) and Allianz Dresdner Asset Management of America Holding Inc. (which owns a 0.01% managing interest). Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of Allianz Dresdner Asset Management Aktiengesellschaft, which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. and is a California-based insurance company. As compensation for its services, PIMCO receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquired Portfolio.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objective and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Funds are both non-diversified global bond funds that invest in both U.S. and foreign fixed-income securities, they have substantially the same risks. The primary risks include the following:


BOND RISK:                Bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Funds' portfolios could be
                          downgraded or the issuer of a bond could default on its
                          obligations. In general, lower-rated bonds involve more
                          credit risk. When interest rates rise, bond prices generally fall. An increase in the average maturity of a Fund's bonds would generally make the Fund more sensitive to interest
                          rate risk. A Fund with higher rated bonds has less credit
                          risk. High yield or 'junk bonds' may be subject to more
                          volatile or erratic price movements than higher quality
                          bonds due to investor sentiment.
FOREIGN SECURITIES RISK:  The Funds invest in foreign securities, which involve special risks, including: limited government regulation
                          (including less stringent investor protection and disclosure standards), exposure to possible economic, political and
                          social instability, foreign currency rate fluctuations,
                          foreign ownership limits and restrictions on removing
                          currency. To the extent a Fund invests in emerging market
                          countries, its foreign securities risk will be higher. The
                          Acquired Fund may invest up to 15% of its assets in emerging market and high yield debt securities.
NON-DIVERSIFICATION       Both Funds are non-diversified. A non-diversified Fund's
RISK:                     ability to take larger positions in individual companies
                          could lead to more volatile performance relative to more
                          diversified funds. The less diversified a Fund's holdings
                          are, the more a specific stock's poor performance is likely to hurt the Fund's performance.
MANAGER RISK:             Each Fund's subadviser and its investment strategies may
                          fail to produce the intended results, and each Fund could
                          underperform its peers or lose money if its subadviser's
                          strategies do not perform as expected.


     The primary risks of investing in the Acquired and Acquiring Funds differ principally in that the Acquired Fund's "normal" practice of investing up to 15% of its assets in non-investment grade securities, including "junk bonds," compared to the Acquiring Fund's ability to invest up to 10% of its assets in securities that are rated below investment grade but "B" or higher by Moody's or Standard & Poor's, may result in higher bond risk for the Acquired Fund.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds," below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004: (i) the annual total return of the NAV shares of the Acquired Fund; and
(ii) the annual total return of the Series I shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST or JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                         ONE    FIVE     TEN    LIFE OF   DATE FIRST
FUND                                    YEAR    YEARS   YEARS    FUND     AVAILABLE
----                                    -----   -----   -----   -------   ----------
JHVST Global Bond Fund -- NAV shares..  10.63%  10.96%   N/A     8.87%    05/01/1996
  (Acquired Fund)
JHT Global Bond Trust -- Series I
  shares(1)...........................  10.24%  9.33%   8.44%     N/A     03/18/1988
  (Acquiring Fund)


---------------

(1) For the Acquiring Fund, Series I share performance will be lower than NAV share performance because Series I shares have been subject to 12b-1 fees of 0.15% since January 2002.

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

     - The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

     - PIMCO, as subadviser to the Acquiring Fund, may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by CGTC, as subadviser to the Acquired Fund;

     - The Acquiring Fund has a lower advisory fee and is expected to have a lower overall expense ratio than the Acquired Fund;

     - The Acquired Fund and the Acquiring Fund have comparable performance records, the performance information reviewed by the Trustees showed that the Acquiring Fund had outperformed the Acquired Fund in the year-to-date, one-year and three-year periods, and the performance of the Acquiring Fund may improve with larger assets and more efficient management following the Combination; and

     - The Combination will result in a portfolio which will have a larger asset base to defray costs and enable greater flexibility in portfolio management and will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.

                                   PROPOSAL 8

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
            COMBINATION OF THE GROWTH AND INCOME FUND OF JHVST INTO
                      THE GROWTH & INCOME TRUST II OF JHT
                          (GROWTH & INCOME FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                             JHVST GROWTH AND INCOME FUND         JHT GROWTH & INCOME TRUST II
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                             ----------------------------      ----------------------------------
BUSINESS                  A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $2,144,630,664                       None.*
AS OF 6/30/04:
                                                               * The Acquiring Fund will commence
                                                                 operations upon the consummation
                                                                 of the Reorganization.

INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

INVESTMENT SUBADVISER     Independence Investment LLC          Independence Investment LLC
AND PORTFOLIO MANAGERS:   ("Independence"); and T. Rowe        ("Independence")
                          Price Associates, Inc. ("T. Rowe
                          Price").
                          The Independence portfolio           The portfolio management team is
                          management team is overseen by:      led by:
                          John C. Fiorelli                     John C. Fiorelli
                          -- Senior Vice-President of          -- Senior Vice-President of
                             Independence                         Independence
                          Thomas D. Spicer                     Jay C. Leu, CFA
                          -- Senior Vice-President of          -- Portfolio Manager for
                          Independence                         Independence
                          The T. Rowe Price investment
                          advisory committee is headed by:
                          Robert W. Sharps, CFA, CPA
                          -- Vice-President of T. Rowe Price

INVESTMENT OBJECTIVE:     This is a large cap stock fund       To seek income and long-term
                          that seeks income and long-term      capital appreciation.
                          capital appreciation.

PRINCIPAL INVESTMENT      The Fund invests primarily in a      The Fund is a large cap stock
STRATEGY:                 diversified mix of common stocks     portfolio that invests, under
                          of large sized U.S. companies.       normal market conditions,
                                                               primarily in a diversified

                             JHVST GROWTH AND INCOME FUND         JHT GROWTH & INCOME TRUST II
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                             ----------------------------      ----------------------------------
                                                               mix of common stocks of large U.S.
                                                               companies.

OTHER INVESTMENT          The Fund employs a multi-style and
STRATEGIES:               multi-manager approach with two
                          subadvisers, each of which employs
                          its own investment approach and
                          independently manages its portion
                          or portions of the Fund. The Fund
                          uses three distinct investment
                          styles intended to complement each
                          other: growth, value and blend
                          (the allocation across styles at
                          the end of 2003 was approximately:
                          growth 18%, value 19% and blend
                          63%). All investments in the Fund
                          will be allocated equally between
                          the two subadvisers, while
                          redemptions will be allocated on
                          an asset-weighted basis. The
                          allocation between the value and
                          blend portions will be managed so
                          that the value portion will be
                          approximately equal to the growth
                          portion over time. These
                          allocation methodologies may
                          change in the future.

                          Independence manages the value and   The subadviser selects stocks that
                          blend portions of the Fund. It       are believed to have improving
                          selects stocks that have improving   fundamentals and attractive
                          fundamentals and attractive          valuations. Stocks are purchased
                          valuations. Stocks are purchased     that appear to be undervalued
                          that are undervalued relative to     relative to the stock's history
                          the stock's history and have         and have improving earnings growth
                          improving earnings growth            prospects.
                          prospects.
                                                               The subadviser seeks to maintain
                          Independence normally invests its    risk and sector characteristics
                          portion of the Fund in 75 to 160     similar to the market benchmark
                          stocks with (a) at least 80%         for this Fund. It normally invests
                          (usually higher) of the assets in    at least 80% (usually higher) of
                          the value portion in companies       the Fund's assets in companies
                          with market capitalizations that     with market capitalizations that
                          are within the range of              are within the range of
                          capitalizations of companies in      capitalizations of companies in
                          the Russell 1000 Value Index or      the Russell 1000 Index or the S&P
                          the Russell 1000 Index, and (b) at   500 Index.
                          least 80% (usually higher) of the
                          assets in the blend portion in
                          companies with market
                          capitalizations that are within
                          the range of capitalizations of
                          companies in the Russell 1000
                          Index or the S&P 500 Index.

                             JHVST GROWTH AND INCOME FUND         JHT GROWTH & INCOME TRUST II
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                             ----------------------------      ----------------------------------
                          T. Rowe Price manages the growth
                          portion of the Fund and selects
                          stocks using proprietary
                          fundamental research. It generally
                          looks for companies with above
                          average earnings growth and cash
                          flow growth relative to their
                          peers and the general economy,
                          sustainable earnings momentum even
                          during times of slow economic
                          growth; and profitable niches in
                          the economy that enable companies
                          to expand even during times of
                          slow growth.
                          T. Rowe Price normally invests its
                          portion of the Fund in 40 to 80
                          stocks and at least 80% (usually
                          higher) of the assets in the
                          growth portion of the Fund in
                          companies with market
                          capitalizations that are within
                          the range of capitalizations of
                          companies in the Russell 1000
                          Growth Index or the Russell 1000
                          Index.
                          Normally, the Fund's turnover rate
                          (the volume of buying and selling
                          by a fund) will be greater than
                          100%.

HEDGING AND OTHER         The Fund may use any of the          The Fund may engage in a variety
STRATEGIES:               following hedging techniques: put    of investment management practices
                          and call options on securities,      for hedging purposes, including
                          financial futures contracts and      buying and selling futures and
                          fixed income indices and interest    options. However, it is not
                          rate swaps, among others.            presently anticipated that the
                                                               Fund will use any of these
                                                               strategies to a significant
                                                               degree.

OTHER SECURITIES:         Each portion of the Fund normally    The Fund normally has 10% or less
                          has 10% or less (usually lower) of   (usually less) of its assets in
                          its assets in cash and cash          cash and cash equivalents.
                          equivalents.
                                                               The portfolio may invest in IPOs
                          Each portion of the Fund may         and may purchase other types of
                          invest in initial public offerings   securities that are not primary
                          ("IPOs") and may purchase other      investment vehicles, for example:
                          types of securities that are not     U.S. dollar denominated foreign
                          primary investment vehicles, for     securities, certain Exchange
                          example: U.S. dollar denominated     Traded Funds (ETFs), and certain
                          foreign securities, certain          derivatives.
                          Exchange Traded Funds (ETFs), and
                          certain derivatives (investments
                          whose value is based on indices or
                          other securities).

                             JHVST GROWTH AND INCOME FUND         JHT GROWTH & INCOME TRUST II
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                             ----------------------------      ----------------------------------
TEMPORARY DEFENSIVE       In abnormal market conditions, each portion of each Fund may take
INVESTING:                temporary defensive measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, policies and risks of the Acquired and Acquiring Funds are substantially similar. Both Funds seek income and long-term capital appreciation by investing primarily in a diversified mix of common stocks of large sized U.S. companies, and both may invest in foreign securities. Moreover, Independence, one of two subadvisers to the Acquired Fund, will be the subadviser to the Acquiring Fund.

     The Funds differ principally in that the Acquired Fund employs a multi-manager approach with varying emphases on growth, value and blend portions of the portfolio while the Acquiring Fund emphasizes value and blend approaches. In addition, the Acquiring Fund does not concentrate its investments in a relatively small number of issuers, as does each subadviser to the Acquired Fund with respect to its portion of the Fund's assets.

     The investment objectives of both the Acquired Fund and the Acquiring Fund may be changed without shareholder approval.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the Acquired Fund (NAV shares) for the year ended December 31, 2004; and (ii) the estimated expenses for the current year of the Acquiring Fund (NAV shares). The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                JHT
                                                                      GROWTH & INCOME TRUST II
                                                     JHVST                (ACQUIRING FUND)
                                             GROWTH AND INCOME FUND     (ESTIMATED EXPENSES
                                                (ACQUIRED FUND)           FOR 2005)(1)(2)
                                                   NAV SHARES                NAV SHARES
                                             ----------------------   ------------------------
Management Fee.............................           0.68%                     0.68%
Distribution and Service (12b-1) Fee.......           None                      None
Other Expenses.............................           0.08%                     0.03%
Total Fund Annual Expenses.................           0.76%                     0.71%

---------------


(1) The Acquiring Fund will not issue shares prior to the Exchange Date. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005 because the Acquiring Fund will carry over the financial statements of the Acquired Fund and report the historical financial information of the Acquired Fund for periods prior to the Exchange Date as its own.


(2) Advisory fees are reduced or JHIMS reimburses the Acquiring Fund if the total of all expenses (including, for example, custodial, legal and accounting fees, but excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business) applicable to the Acquiring Fund exceed 0.50%. This voluntary expense reimbursement is not reflected in the table above and may be terminated at any time.


EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Growth and Income Fund........................   $78      $243      $422       $942
  (Acquired Fund) -- NAV shares
JHT Growth & Income Trust II........................   $73      $227      $395       $883
  (Acquiring Fund) -- NAV shares
  (Estimated expenses for 2005)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedules:


     JHVST GROWTH AND INCOME FUND                     JHT GROWTH & INCOME TRUST II
           (ACQUIRED FUND)                                  (ACQUIRING FUND)
     ----------------------------                     ----------------------------
0.71% of the first $150 million;                       0.675 at all asset levels.
0.69% of the next $150 million; and
0.67% of the excess over $300 million.



     Independence Investment LLC ("Independence") and T. Rowe Price Associates, Inc. ("T. Rowe Price") serve as subadvisers to the Acquired Fund and are responsible for managing the investment and reinvestment of its assets. Independence is located at 53 State Street, Boston, Massachusetts, 02109. Independence is owned by JHLICO, and its ultimate parent entity is MFC. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As compensation for their services, each of Independence and T. Rowe Price receives a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. These fees are paid by JHLICO out of the management fee it receives for the Acquired Fund and are not additional charges to the Acquired Fund.


     Independence also serve as subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. As compensation for its services, Independence receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Funds both seek income and long-term capital appreciation by investing primarily in a diversified mix of common stocks of large sized U.S. companies, and both may invest in foreign securities, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:        The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and
                          periods of falling prices. The value of equity securities
                          purchased by the Funds could decline if the financial
                          conditions of the companies the Funds invest in decline or if overall market and economic conditions deteriorate.
                          Stocks tend to go up and down in value more than bonds.
INVESTMENT CATEGORY       The returns of a Fund's specific equity investment category
RISK:                     may lag the return of the overall stock market. For example, the Acquired and Acquiring Funds' investments in large or
                          "large cap" securities carry the risk that in certain
                          markets large cap stocks will underperform small-cap and mid cap stocks.
MANAGER RISK:             The Funds' subadvisers and their investment strategies may fail to produce the intended results, and the Funds could
                          underperform their peers or lose money if such strategies do not perform as expected.
FOREIGN SECURITIES RISK:  The Funds invest in foreign securities, which involve special risks, including: limited government regulation
                          (including less stringent investor protection and disclosure standards), exposure to possible economic, political and
                          social instability, foreign currency rate fluctuations,
                          foreign ownership limits and restrictions on removing
                          currency.


     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds" below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the NAV shares of the Acquired Fund. Performance information for the Acquiring Fund is not presented because the Acquiring fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the NAV shares of the Acquired Fund as the historical performance of the NAV shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                                               ONE    FIVE     TEN
FUND                                                          YEAR    YEARS   YEARS
----                                                          -----   -----   -----
JHVST Growth and Income Fund -- NAV shares..................  10.96%  (4.63)% 9.59%
  (Acquired Fund)

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

     - The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations, despite the switch from multi-subadvisers to a single subadviser and from a multi-style to a core style only investment approach;

     - Independence, as the subadviser to the Acquiring Fund, may be expected to provide continuity in the quality of its investment advisory services and personnel;


     - The Acquiring Fund is expected to have a lower overall expense ratio than the Acquired Fund;


     - Comparative performance of the Acquired and Acquiring Funds was not considered a significant factor since the Acquiring Fund is a New Acquiring Fund which has no operating history; and

     - JHT is much larger than JHVST, and the Combination will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.

                                   PROPOSAL 9

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
             COMBINATION OF THE HEALTH SCIENCES FUND OF JHVST INTO
                       THE HEALTH SCIENCES TRUST OF JHT.
                          (HEALTH SCIENCES FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                              JHVST HEALTH SCIENCES FUND           JHT HEALTH SCIENCES TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS                  A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $38,645,459                          $205,560,429
AS OF 6/30/04

INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

                              JHVST HEALTH SCIENCES FUND           JHT HEALTH SCIENCES TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
INVESTMENT SUBADVISER     Wellington Management Company, LLP   T. Rowe Price Associates, Inc.
AND PORTFOLIO MANAGERS:   ("Wellington").                      ("T. Rowe Price").
                          The portfolio is managed by the      The portfolio is managed by a
                          healthcare analysts on the           committee chaired by:
                          subadviser's Global Research Team:   Kris H. Jenner, M. D., D.Phil.
                          Ann C. Gallo                         -- Vice-President of T. Rowe Price
                          -- Senior Vice-President of
                          Wellington
                          Joseph H. Schwartz
                          -- Senior Vice-President of
                          Wellington
                          Jean M. Hynes
                          -- Senior Vice-President of
                          Wellington
                          Robert L. Deresiewicz
                          -- Assistant Vice-President of
                             Wellington
                          Kirk J. Meyer
                          -- Vice-President of Wellington

INVESTMENT OBJECTIVE:     To seek long-term capital            To seek long-term capital
                          appreciation.                        appreciation.

PRINCIPAL INVESTMENT      The Fund normally invests at least   The Fund invests, under normal
STRATEGY:                 80% of its assets in equity          market conditions, at least 80% of
                          securities of (a) companies in the   its net assets (plus any
                          health sciences industries,          borrowings for investment
                          including pharmaceutical,            purposes) in common stocks of
                          health-care services, applied        companies engaged in the research,
                          research and development,            development, production, or
                          biotechnology and medical            distribution of products or
                          technology, equipment and supplies   services related to health care,
                          industries, or (b) to a more         medicine, or the life sciences
                          limited extent, companies believed   (collectively termed "health
                          to have the potential for growth     sciences"). The Fund may invest in
                          as a result of their particular      companies of any size, but the
                          products, technology, patents or     majority of its assets are
                          other market advantages in the       expected to be invested in large-
                          health sciences industries.          and mid- capitalization companies.

OTHER INVESTMENT          The subadviser uses a combination    The subadviser uses a fundamental,
STRATEGIES:               of (i) top-down industry             bottom-up analysis that seeks to
                          allocation decisions (seeking        identify high quality companies
                          industries with favorable supply     and the most compelling investment
                          and demand characteristics and       opportunities. In general, the
                          opportunities to benefit from        Fund will follow a growth
                          changing demographics, global        investment strategy, seeking
                          consolidation, regulatory changes    companies whose earnings are
                          and technological advances; and      expected to grow faster than
                          (ii) bottom-up fundamental           inflation and the economy in
                          research (seeking companies with     general. When stock valuations
                          strong business franchises,          seem unusually high, the
                          attractive new product pipelines,    subadviser may emphasize a "value"
                          solid corporate strategies and       approach which gives preference to
                          managements, strong competitive      seemingly undervalued companies.
                          positions and attractive
                          valuations relative to growth
                          prospects).

                              JHVST HEALTH SCIENCES FUND           JHT HEALTH SCIENCES TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                          The Fund invests mostly in stocks    The subadviser's portfolio
                          of U.S. companies but also invests   management team divides the health
                          to a large extent in foreign         sciences sector into four main
                          stocks.                              areas: pharmaceuticals, health
                                                               care services companies, products
                          The Fund's assets are allocated to   and devices providers and
                          industry-specific sub-portfolios     biotechnology firms.
                          that are U.S. to each managed by
                          the industry analyst.                While most assets are expected to
                                                               be invested in common stocks, the
                          The Fund's industry exposures are    Fund may invest up 35% of its
                          broadly diversified but may vary     total assets in foreign securities
                          significantly from its benchmark.    (including emerging market
                                                               securities).
                          The Fund normally invests in 40 to
                          80 stocks, has 10% or less           The Fund holds a certain
                          (usually lower) of its assets in     percentage of its assets in money
                          cash and cash equivalents, and may   market reserves, which can consist
                          invest in initial public offerings   of shares of the T. Rowe Price
                          ("IPOs").                            Reserve Investment Fund (or
                                                               another internal T. Price money
                                                               market fund).

HEDGING AND OTHER         The Fund may employ foreign          The Fund may invest a significant
STRATEGIES:               currency hedging techniques,         portion of its assets in
                          although the Fund normally           derivatives (investments whose
                          maintains the currency exposure of   value is based on indices or other
                          the underlying equity investments.   securities), such as futures and
                          The Fund is generally authorized     options.
                          to invest in derivatives
                          (investments whose value is based
                          on indices or other securities).

OTHER SECURITIES:         The Fund may purchase other types    The subadviser has discretion to
                          of securities that are not primary   purchase some securities that do
                          investment vehicles, for example:    not meet its normal investment
                          foreign securities denominated in    criteria when it perceives an
                          U.S. dollars or any other            unusual opportunity for gain
                          currency, certain Exchange Traded    (e.g., a change in management, an
                          Funds ("ETFs"), certain              extraordinary corporate event or a
                          derivatives (investments whose       temporary imbalance in the supply
                          value is based on indices or other   of or demand for the securities).
                          securities), and companies with
                          potential for growth as a result
                          of their particular products,
                          technology , patents, or other
                          market advantages in the health
                          sciences industries.

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures -- such as holding large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, policies and risks of the Acquired and Acquiring Funds are substantially similar. Both Funds are non-diversified equity funds that seek long-term capital appreciation by investing principally in equity securities of companies engaged in the health sciences sector, and both funds may invest significantly in foreign securities. The two Funds differ, however, in that the Acquiring Fund limits the percentage of assets that may be invested in foreign securities to 35% and limits the sizes of the companies in which most assets will be invested to large- and mid-cap companies while the Acquired Fund does not observe these limitations. In addition, while the Acquired Fund's subadviser uses a combination of (i) top-down industry allocation and (ii) bottom-up fundamental research approaches in selecting securities, the Acquiring Fund's subadviser uses principally a bottom-up approach.

     The investment objective of the Acquired Fund may, but at present that of the Acquiring Fund may not, be changed without shareholder approval. However, the Board of Trustees of JHT, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of the Acquiring Fund to be changed without shareholder approval and directed that the proposal be submitted to shareholders at the JHT Shareholders Meeting.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the NAV shares of the Acquired Fund for the year ended December 31, 2004; (ii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming they had been outstanding during the year ended December 31, 2004; and (iii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming that the Reorganization, including the issuance of NAV shares in connection therewith, had occurred at the commencement of the year ended December 31, 2004. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES
                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                                      JHT HEALTH SCIENCES
                                                             JHT HEALTH SCIENCES             TRUST
                                         JHVST HEALTH               TRUST               (ACQUIRING FUND)
                                        SCIENCES FUND         (ACQUIRING FUND)        (PRO FORMA ASSUMING
                                       (ACQUIRED FUND)         (PRO FORMA)(1)           REORGANIZATION)
                                          NAV SHARES             NAV SHARES                NAV SHARES
                                     --------------------   ---------------------   ------------------------
Management Fee.....................          1.00%                  1.05%(3)                  1.05%(2)
Distribution and Service (12b-1)
  Fee..............................          None                   None                      None
Other Expenses.....................          0.32%                  0.11%                     0.11%
Total Fund Annual Expenses.........          1.32%                  1.16%                     1.16%
Expense Reimbursement..............          0.07%(4)                 --                        --
Net fund annual expenses...........          1.25%(4)               1.16%                     1.16%

---------------


(1) The pro forma expense ratios for the NAV shares are based on the expense ratios of the Series I shares of the Acquiring Fund for the year ended December 31, 2004 adjusted to reflect the proposed management fee increase described in note (2) and the absence of a Rule 12b-1 fee applicable to the NAV shares.


(2) The amount shown reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.


(3) JHIMS has voluntarily agreed to waive a portion of its advisory fee for the Acquiring Fund and JHT's Science & Technology Trust, Blue Chip Growth Trust and Equity-Income Trust. The waiver is based on the combined assets of these four Funds and one other JHT Fund. Once these combined assets exceed specified amounts, the fee reduction is increased. This voluntary fee waiver may be terminated by JHIMS at any time. If such advisory fee waiver were reflected in the table, the advisory fee and total fund expenses for the Acquiring Fund -- Pro forma and for the Acquiring Fund -- Pro forma assuming Reorganization would have been, 1.02% and 1.13% and 1.02% and 1.13%, respectively.


(4) The amount shown reflects the discontinuance in 2004 of JHLICO's agreement to reimburse the Acquired Fund for "other expenses" that exceeded 0.10% of the Fund's average daily net assets.

EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
JHVST Health Sciences Fund..................................   $134     $418      $723      $1,590
  (Acquired Fund) -- NAV shares
JHT Health Sciences Trust...................................   $118     $368      $638      $1,409
  (Acquiring Fund) -- NAV shares
  (Pro forma)
JHT Health Sciences Trust...................................   $118     $368      $638      $1,409
  (Acquiring Fund) -- NAV shares
  (Pro forma assuming Reorganization)


INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


     JHVST HEALTH SCIENCES FUND               JHT HEALTH SCIENCES TRUST
           (ACQUIRED FUND)                        (ACQUIRING FUND)
     --------------------------               -------------------------
1.00% of the first $250 million; and    1.05% of the first $500 million; and
0.95% of the excess over $250           1.00% of the excess over $500
million.                                million.


     The fee schedule for the Acquiring Fund reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.

     Wellington Management Company, LLP ("Wellington"), serves as the subadviser to the Acquired Fund and is responsible for managing the investment and reinvestment of its assets. Wellington is located at 75 State Street, Boston, Massachusetts 02109. The Company has been managing the Acquired Fund since May, 2003. As compensation for its services, Wellington receives a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Portfolio. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund.

     T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As compensation for its services, T. Rowe Price receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Funds are both non-diversified equity funds investing primarily in the health sciences sector, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:         The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and
                           periods of falling prices. The value of equity securities
                           purchased by the Funds could decline if the financial
                           condition of the companies the Funds invest in decline or if overall market and economic conditions deteriorate. Stocks tend to go up and down in value more than bonds.
SECTOR RISK:               The Funds concentrate their investments in the health
                           sciences sector, a comparatively narrow segment of the
                           economy, and therefore may experience greater volatility
                           than funds investing in a broader range of industries. In
                           addition, companies in this sector are subject to particular risks affecting the sector, such as increased competition or changes in legislation or applicable government regulations.
FOREIGN SECURITIES RISK:   The Funds may invest in foreign securities, which involve
                           special risks, including: limited government regulation
                           (including less stringent investor protection and disclosure standards), exposure to possible economic, political and
                           social instability, foreign currency rate fluctuations,
                           foreign ownership limits and restrictions on removing
                           currency.
NON-DIVERSIFICATION        Both Funds are non-diversified. A non-diversified Fund's
RISK:                      ability to take larger positions in individual companies
                           could lead to more volatile performance relative to more
                           diversified funds. The less diversified a Fund's holdings
                           are, the more a specific stock's poor performance is likely to hurt the Fund's performance.
MANAGER RISK:              Each Fund's subadviser and its investment strategies may
                           fail to produce the intended results, and each Fund could
                           underperform its peers or lose money if its subadviser's
                           strategies do not perform as expected.



     The primary risks of investing in the Acquired and Acquiring Funds differ in that the Acquired Fund has a potentially greater exposure to foreign securities risk since it, unlike the Acquiring Fund, may invest more than 35% of its assets in such securities, and the Acquired Fund may have more exposure to the risks of investing in small companies than the Acquiring Fund, which invests the majority of its assets in large- and mid-capitalization companies. Investments in smaller companies may be subject to more erratic price movements than investments in larger established companies. The Acquiring Fund's ability to invest a significant portion of its assets in derivatives may produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price. Although the Acquiring Fund will not enter into derivative transactions unless the counterparty is deemed creditworthy by the Fund's subadviser, such transactions could result in a loss if the counterparty does not perform as promised.


     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds" below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004: (i) the annual total return of the NAV shares of the Acquired Fund; and
(ii) the annual total return of the Series I shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST or JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

                                                     ONE    FIVE     TEN    LIFE OF   DATE FIRST
FUND                                                YEAR    YEARS   YEARS    FUND     AVAILABLE
----                                                -----   -----   -----   -------   ----------
JHVST Health Sciences Fund -- NAV shares..........  11.10%   N/A     N/A    3.86%     05/01/2001
  (Acquired Fund)
JHT Health Sciences Trust -- Series I shares(1)...  15.31%   N/A     N/A    2.69%     04/30/2001
  (Acquiring Fund)

---------------

(1) For the Acquiring Fund, Series I share performance will be lower than NAV share performance because Series I shares have been subject to 12b-1 fees of 0.15% since January 2002.

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

     - Recognizing that the Acquired and Acquiring Funds are sector-specific and therefore have somewhat different underlying industry exposures, the Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;


     - T. Rowe Price, as subadviser to the Acquiring Fund, may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by Wellington, as subadviser to the Acquired Fund;


     - The Acquiring Fund is expected to have a lower overall expense ratio than the Acquired Fund;

     - Although the Funds have limited operating histories, both having commenced operations in 2001, and although the Acquired Fund has outperformed the Acquiring Fund in the life-of-fund category, the information reviewed by the Trustees indicated that the Acquiring Fund had outperformed the

       Acquired Fund in all the more recent periods, and the performance of the Acquiring Fund may improve with larger assets and more efficient management following the Combination; and

     - The Combination will result in a portfolio which will have a larger asset base to defray costs and enable greater flexibility in portfolio management and will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.

                                  PROPOSAL 10

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
             COMBINATION OF THE HIGH YIELD BOND FUND OF JHVST INTO
                          THE HIGH YIELD TRUST OF JHT
                          (HIGH YIELD BOND FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                              JHVST HIGH YIELD BOND FUND             JHT HIGH YIELD TRUST
                                   (ACQUIRED FUND)                     (ACQUIRING FUND)
                          ----------------------------------  ----------------------------------
BUSINESS                  A separate series of JHVST.         A separate series of JHT.

APPROXIMATE NET ASSETS    $93,254,490                         $1,085,283,653
AS OF 6/30/04:

INVESTMENT ADVISER:       John Hancock Life Insurance         John Hancock Investment Management
                          Company ("JHLICO").                 Services, LLC ("JHIMS").

INVESTMENT SUBADVISER     Wellington Management Company, LLP  Salomon Brothers Asset Management,
AND PORTFOLIO MANAGERS:   ("Wellington")                      Inc. ("SaBAM")
                          The portfolio manager is:           The portfolio is managed by
                          Earl E. McVoy                       SaBAM's Fixed Income Team
                          -- Senior Vice-President and        consisting of:
                          Partner of Wellington               Peter Wilby, CFA
                                                              -- Managing Director of SaBAM
                                                              Beth Semmel, CFA
                                                              -- Managing Director of SaBAM
                                                              Thomas Flanagan, CFA
                                                              -- Managing Director of SaBAM
                                                              James Craige, CFA
                                                              -- Managing Director of SaBAM
                                                              John Madden
                                                              -- Vice-President of SaBAM

INVESTMENT OBJECTIVE:     To seek high income and capital     To realize an above-average total
                          appreciation.                       return over a market cycle of
                                                              three to five years, consistent
                                                              with reasonable risk.

PRINCIPAL INVESTMENT      The Fund normally invests at least  The Fund invests, under normal
STRATEGY:                 80% of its assets in a diversified  market conditions, at least 80% of
                          mix of high yield debt securities   its net assets (plus any
                          commonly referred to as "junk       borrowings for investment
                          bonds" (securities rated below BBB  purposes) in high yield securities
                          or Baa and unrated                  commonly referred to as "junk
                                                              bonds",

                              JHVST HIGH YIELD BOND FUND             JHT HIGH YIELD TRUST
                                   (ACQUIRED FUND)                     (ACQUIRING FUND)
                          ----------------------------------  ----------------------------------
                          equivalents), including but not     including corporate bonds,
                          limited to: corporate bonds (both   preferred stocks, U.S. Government
                          U.S. and foreign), foreign          securities, mortgage-backed
                          government and agency securities    securities, loan assignment or
                          preferred stocks and convertible    participations and convertible
                          securities.                         securities which have the
                                                              following ratings (or, if unrated,
                                                              are considered by the subadviser
                                                              to be of equivalent quality):
                                                              -- Moody's: Baa through C; and
                                                              -- Standard & Poor's: BB through
                                                                 D. Securities rated less than Baa
                                                                 by Moody's or BBB by Standard &
                                                                 Poor's are classified as non-
                                                                 investment grade securities and
                                                                 are commonly referred to a
                                                                 "junk bonds."
                                                              The Fund may also invest in
                                                              investment grade securities.

OTHER INVESTMENT          The subadviser normally invests no  The Fund may invest in foreign
STRATEGIES:               more than 20% of the Fund's assets  bonds and other fixed income
                          in emerging market countries, and   securities denominated in foreign
                          normally has 10% or less of its     currencies, when, in the opinion
                          assets in cash and cash             of the subadviser, the combination
                          equivalents.                        of current yield and currency
                                                              value offers attractive expected
                          The subadviser seeks to purchase    returns. Foreign securities in
                          bonds with stable or improving      which the Fund may invest include
                          credit quality before the market    emerging market securities. The
                          widely perceives the improvement.   subadvisor may utilize futures,
                          Purchase and sale decisions are     swaps and other derivatives in
                          primarily based upon the            managing the portfolio.
                          investment merits of the
                          particular security.

                          The subadviser selects bonds using
                          proprietary research, including:
                          quantitative analysis of
                          historical financial data;
                          qualitative analysis of a
                          company's future prospects; and
                          economic and industry analysis.

                          The Fund's average maturity
                          generally depends on security
                          selection decisions rather than
                          interest rate decisions.

HEDGING AND OTHER         The Fund may use a variety of       The Fund is authorized to use
STRATEGIES:               hedging strategies, including: put  various hedging strategies,
                          and call options on securities,     including: exchange- listed and
                          financial futures contracts and     over-the-counter put and call
                          fixed income indices and interest   options on securities, financial
                          rate swaps.                         futures contracts and fixed income
                                                              indices and other financial
                                                              instruments, financial

                              JHVST HIGH YIELD BOND FUND             JHT HIGH YIELD TRUST
                                   (ACQUIRED FUND)                     (ACQUIRING FUND)
                          ----------------------------------  ----------------------------------
                                                              futures contracts, interest rate
                                                              transactions and currency
                                                              transactions.

OTHER SECURITIES:         The Fund may purchase other types   The Fund may invest in fixed- and
                          of securities that are not primary  floating-rate loans, which
                          investment vehicles, for example:   investments generally will be in
                          equity securities, high quality     the form of loan participations
                          debt securities (short-term and     and assignments of such loans.
                          otherwise), foreign debt
                          securities denominated in U.S.
                          dollars or any other currency, and
                          certain derivatives (investments
                          whose value is based on indices or
                          other securities).

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures -- such as holding large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, policies and risks of the Acquired and Acquiring Funds are substantially similar. Both Funds are bond funds that invest principally in high yield debt securities commonly known as "junk bonds," and both may invest in foreign securities, including emerging market securities.


     The Funds differ principally in that: the Acquired Fund seeks high income and capital appreciation, while the Acquiring Fund seeks to realize an above-average total return (consistent with reasonable risk) over a market cycle of three to five years; the Acquired Fund normally invests no more than 20% of its assets in emerging market countries, while the Acquiring Fund does not observe any such limitation; and the Acquired Fund may invest in investment grade securities as well as in "junk bonds." For an explanation of debt security ratings, see Appendix B hereto.


     The investment objective of the Acquired Fund may, but at present that of the Acquiring Fund may not, be changed without shareholder approval. However, the Board of Trustees of JHT, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of the Acquiring Fund to be changed without shareholder approval and directed that the proposal be submitted to shareholders at the JHT Shareholders Meeting.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the NAV shares of the Acquired Fund for the year ended December 31, 2004; (ii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming they had been outstanding during the year ended December 31, 2004; and (iii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming that the Reorganization, including the issuance of NAV shares in connection therewith, had occurred at the commencement of the year ended December 31, 2004. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES
                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                             JHT                    JHT
                                                       HIGH YIELD TRUST       HIGH YIELD TRUST
                                       JHVST              (ACQUIRING          (ACQUIRING FUND)
                                HIGH YIELD BOND FUND        FUND)                (PRO FORMA
                                  (ACQUIRED FUND)       (PRO FORMA(1)     ASSUMING REORGANIZATION)
                                     NAV SHARES           NAV SHARES             NAV SHARES
                                --------------------   ----------------   ------------------------
Management Fee................          0.80%                0.68%                  0.68%(2)
Distribution And Service
  (12b-1) Fee.................          None                 None                   None
Other Expenses................          0.16%                0.06%                  0.06%
Total Fund Annual Expenses....          0.96%                0.74%                  0.74%
Expense Reimbursement.........          0.06%(3)             0.00%                  0.00%
Net Fund Annual Expenses......          0.90%                0.74%                  0.74%


---------------


(1) The pro forma expense ratios for the NAV shares are based on the expense ratios of the Series I shares of the Acquiring Fund for the year ended December 31, 2004 adjusted to reflect the proposed management fee increase described in note (2) and the absence of a Rule 12b-1 fee applicable to the NAV shares.


(2) The amount shown reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.


(3) Under its investment management agreement with JHVST, JHLICO reimburses the Acquired Fund when its "other expenses" exceed 0.10%. This agreement remains in effect until April 14, 2006 and may be renewed each year thereafter by JHVST.



EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST High Yield Bond Fund..........................   $98      $306      $531      $1,178
  (Acquired Fund) -- NAV shares
JHT High Yield Trust................................   $76      $237      $411      $  918
  (Acquiring Fund) -- NAV shares
  (Pro forma)
JHT High Yield Trust................................   $76      $237      $411      $  918
  (Acquiring Fund) -- NAV shares
  (Pro forma assuming Reorganization)

INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedules:


      JHVST HIGH YIELD BOND FUND                 JHT HIGH YIELD TRUST
           (ACQUIRED FUND)                         (ACQUIRING FUND)
      --------------------------                 --------------------
0.80% of the first $100 million, and    0.725% of the first $500 million; and
0.70% of the excess over $100 million.  0.650% of the excess over $500 million.


     The fee schedule for the Acquiring Fund reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.


     Wellington Management Company, LLP ("Wellington") serves as the subadviser to the Acquired Fund and is responsible for managing the investment and reinvestment of its assets. Wellington is located at 75 State Street, Boston, Massachusetts 02109. The managing partners of Wellington Management are Laurie
A. Gabriel, Duncan M. McFarland and John R. Ryan. As compensation for its services, Wellington receives a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund.



     Salomon Brothers Asset Management Inc. ("SaBAM") serves as the subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. SaBAM's principal address is 399 Park Avenue, New York, New York 10022. It is a wholly owned subsidiary of Citigroup Inc. As compensation for its services, SaBAM receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquired Portfolio.


                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Funds are both bond funds that invest primarily in high yield securities or "junk bonds" and may invest in foreign securities, including emerging market securities, they have substantially the same risks. The primary risks include the following:


BOND RISK:                Bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Funds' portfolios could be
                          downgraded or the issuer of a bond could default on its
                          obligations. In general, lower-rated bonds involve more
                          credit risk. When interest rates rise, bond prices generally fall. An increase in the average maturity of a Fund's bonds would generally make the Fund more sensitive to interest
                          rate risk.

HIGH YIELD BOND RISK:     High yield or "junk bonds" may be subject to more volatile or erratic price movements than investment grade securities due to investor sentiment. In a down market, high yield
                          securities may become harder to value or to sell at a fair price.

FOREIGN SECURITIES RISK:  The Funds invest in foreign securities, which involve special risks, including: limited government regulation
                          (including less stringent investor protection and disclosure standards), exposure to possible economic, political and
                          social instability, foreign currency rate fluctuations,
                          foreign ownership limits and restrictions on removing
                          currency. Both Funds may invest in emerging market
                          countries, although the Acquiring Fund is expected to place somewhat more emphasis on these markets. To the extent a
                          Fund invests in emerging market countries, its foreign
                          securities risk will be higher.

PREPAYMENT/ CALL RISK:    Each Fund's share price or yield could be hurt if interest rate movements cause its mortgage-related securities to be paid off substantially earlier than expected.

MANAGER RISK:             Each Fund's subadviser and its investment strategies may
                          fail to produce the intended results, and each Fund could
                          underperform its peers or lose money if its subadviser's
                          strategies do not perform as expected.

     The primary risks of investing in the Acquired and Acquiring Funds differ principally in that: the Acquired Fund normally limits to 20% of its assets its investments in emerging market securities while the Acquiring Fund observes no such limitation and thus may have greater exposure to foreign securities risk; and the Acquired Fund may have somewhat less exposure to high yield bond risk since it also invests in investment grade securities.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds" below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004: (i) the annual total return of the NAV shares of the Acquired Fund; and
(ii) the annual total return of the Series I shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST or JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

                                             ONE    FIVE     TEN    LIFE OF   DATE FIRST
FUND                                        YEAR    YEARS   YEARS    FUND     AVAILABLE
----                                        -----   -----   -----   -------   ----------
JHVST High Yield Bond Fund -- NAV shares..  8.15%   1.85%    N/A    1.68%     05/01/1998
  (Acquired Fund)
JHT High Yield Trust -- Series I            11.06%  2.06%    N/A    4.16%     01/01/1997
  shares(1)...............................
  (Acquiring Fund)

---------------

(1) For the Acquiring Fund, Series I share performance will be lower than NAV share performance because Series I shares have been subject to 12b-1 fees of 0.15% since January 2002.

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

     - Recognizing that the Acquired and Acquiring Funds have somewhat different underlying industry exposures as related to emerging markets, given that the Acquired Fund places less emphasis on them than does the Acquiring Fund, the Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

     - SaBAM, as subadviser to the Acquiring Fund, may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by Wellington, as subadviser to the Acquired Fund;

     - The Acquiring Fund has a lower advisory fee and is expected to have a lower overall expense ratio than the Acquired Fund;

     - The Acquiring Fund has historically outperformed the Acquired Fund, and the performance of the Acquiring Fund may improve with larger assets and more efficient management following the Combination; and

     - The Combination will result in a portfolio which will have a larger asset base to defray costs and enable greater flexibility in portfolio management and will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.

                                  PROPOSAL 11


         PART ONE: APPROVAL OF AN AMENDMENT TO THE DECLARATION OF TRUST


        OF JHVST TO FACILITATE THE COMBINATION OF THE NAV SHARES OF THE


                    INTERNATIONAL EQUITY INDEX FUND OF JHVST

               INTO THE INTERNATIONAL EQUITY INDEX TRUST B OF JHT


           PART TWO: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION


                PROVIDING FOR THE COMBINATION OF: THE NAV SHARES

                   OF THE INTERNATIONAL EQUITY INDEX FUND OF
            JHVST INTO THE INTERNATIONAL EQUITY INDEX TRUST B OF JHT


          PART THREE: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION


       PROVIDING FOR THE COMBINATION OF THE SERIES I AND SERIES II SHARES


                OF THE INTERNATIONAL EQUITY INDEX FUND OF JHVST

               INTO THE INTERNATIONAL EQUITY INDEX TRUST A OF JHT
                     (INTERNATIONAL EQUITY INDEX FUND ONLY)

     There are three parts to Proposal 11:

     First, the holders of the shares of the JHVST International Equity Index Fund will be asked to approve an amendment to the Declaration of Trust of JHVST to eliminate any question about whether the Trustees of JHVST have authority to cause the combination of the NAV shares of the JHVST International Equity Index Fund into the JHT International Equity Index Trust B in the manner proposed herein.

     Second, subject to shareholder approval of the amendment to the Declaration of Trust, the holders of the NAV shares of the JHVST International Equity Index Fund will be asked to approve the Combination as of the Effective Time of that new series of shares, JHVST International Equity Index Fund -- NAV (an "Acquired Fund"), into the JHT International Equity Index Trust B (an "Acquiring Fund"), which will issue only NAV shares;

     Third, subject to shareholder approval of the amendment to the Declaration of Trust, the holders of the Series I and Series II shares of the JHVST International Equity Index Fund will be asked to approve the Combination as of the Effective Time of the Series I and Series II shares of the JHVST International Equity Index Fund (an "Acquired Fund") into the JHT International Equity Index Trust A (an "Acquiring Fund"), which will be identical to JHT International Equity Index Trust B except that it will issue only Series I and Series II shares.

                            PROPOSAL 11 -- PART ONE


                     AMENDMENT TO THE DECLARATION OF TRUST


     At its December 15, 2005 meeting, the JHVST Board of Trustees, including all the Independent Trustees, approved, and the Board recommends that shareholders of the JHVST International Equity Index Fund approve, a proposed amendment to JHVST's Declaration of Trust dated February 21, 1988 (as subsequently amended) (the "Declaration of Trust") to expressly authorize the JHVST Board (1) to designate the NAV shares of the Fund as a separate series (or "Fund") of JHVST that would be named the International Equity Index Fund -- NAV and (2) to allocate a pro-rata amount of the net assets of the International Equity Index Fund to this new Fund. The proposed amendment is intended solely to facilitate the implementation of the Reorganization with respect to the International Equity Index Fund and will not have any adverse effect on the value of any class of shares of the JHVST International Equity Index Fund currently outstanding or on the value of the corresponding classes of shares of the JHT International Equity Index Trusts A and B to be issued in connection with the Reorganization.

     As described below, the Reorganization with respect to the International Equity Index Fund contemplates in substance that: (i) its Series I and Series II shares (and the amount of the Fund's net assets attributable thereto) will be combined into the JHT International Equity Index Trust A, which will issue only Series I and Series II shares; and (ii) its NAV shares (and the amount of the Fund's net assets attributable thereto) will be combined into the JHT International Equity Index Trust B, which will be identical to the JHT International Equity Index Trust A except that it will issue only NAV shares. Since the Reorganization contemplates in form the combination of separate Funds, and not share classes of Funds, of JHVST into corresponding separate Funds of JHT, the JHVST Board proposes to designate the NAV shares of the International Equity Index Fund as a separate series (or "Fund") of JHVST -- the International Equity Index Fund -- NAV -- at the time of the Reorganization. Upon the effectiveness of such designation of its NAV shares, the International Equity Index Fund will consist solely of its remaining Series I and Series II shares. Accordingly, the Reorganization will then combine: (i) the International Equity Index Fund (Series I and II shares and the amount of net assets attributable thereto) into the JHT International Equity Index Trust A; and (ii) the International Equity Index Fund -- NAV (the NAV shares and the amount of net assets attributable thereto) into the International Equity Index Trust B.

     Various current provisions of the Declaration of Trust may reasonably be construed to permit the Board to designate and establish a new series (or "Fund") of JHVST in the manner described above for the proposed new International Equity Index Fund -- NAV. However, in order to resolve any uncertainty as to the scope of such authority, and for the limited purpose of facilitating the Reorganization of the International Equity Index Fund as described above, the Trustees have approved a proposed amendment that would add the following language to the Declaration of Trust:

          Without limiting any other powers granted or reserved to the Trustees in the Declaration of Trust, as amended, the Trustees shall have power and authority to designate the NAV Shares of the International Equity Index Portfolio of the Trust as a new series representing the beneficial interest in a new Portfolio of the Trust and, as of the effective time of said redesignation, to allocate or transfer to said new Portfolio assets from the International Equity Index Portfolio and to allocate to said new Portfolio or cause said new Portfolio to assume any International Equity Index Portfolio liabilities or obligations, provided that any assets so allocated or transferred, together with any liabilities or obligations so allocated or assumed by the new Portfolio, have a net value approximately equal to the aggregate net asset value of the outstanding NAV Shares of the International Equity Index Portfolio that are designated as a new series as of the aforementioned effective time and provided further that said values shall also be calculated as of said effective time. If this Amendment is effective at or before the effective time of any action by the Trustees that is described in the preceding sentence, this Amendment is sufficient authority for that action, regardless of whether this Amendment was effective at the time that the Trustees acted.

     Approval of the proposed amendment to the Declaration of Trust will require the affirmative vote of a Majority of the Outstanding Voting Securities (as defined under "Voting Information" below) of the shareholders of the International Equity Index Fund. If such shareholders approve the proposed amendment and (as proposed in Parts Two and Three below)approve as well the proposed Combinations with respect to the International Equity Index Fund and the International Equity Index Fund -- NAV, then the designation of the NAV shares of the International Equity Index Fund as the International Equity Index
Fund -- NAV and its combination with the JHT International Equity Index Trust B will take place at the Effective Time of the Reorganization.

                       PROPOSAL 11 -- PARTS TWO AND THREE


                                    OVERVIEW


     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS

     By virtue of the actions discussed above in Part One of this Proposal 11, the two Acquired Funds are identical except for differences in the net assets attributable to their respective share classes. The two Acquiring Funds are also identical. Moreover, the Acquiring Funds are New Acquiring Funds which have been organized for purposes of the Reorganization and to substantially match the investment objectives, policies and risks of the Acquired Funds.


                              JHVST INTERNATIONAL EQUITY INDEX FUND --      JHT INTERNATIONAL EQUITY INDEX TRUST A
                            SERIES I AND II / JHVST INTERNATIONAL EQUITY    JHT INTERNATIONAL EQUITY INDEX TRUST B
                                 INDEX FUND -- NAV (ACQUIRED FUNDS)                   (ACQUIRING FUNDS)
                            --------------------------------------------    --------------------------------------
BUSINESS                    Each a separate series of JHVST.                Each a separate series of JHT.

APPROXIMATE                 $79,730,265*                                    None.*
NET ASSETS                  * International Equity Index Fund (Series I     * The Acquiring Funds will commence
AS OF 6/30/04:                and II)                                         operations upon the consummation of
                            $167,073,088*                                     the Reorganization.
                            * International Equity Index Fund (NAV)

INVESTMENT                  John Hancock Life Insurance Company             John Hancock Investment Management
ADVISER:                    ("JHLICO").                                     Services, LLC ("JHIMS").

INVESTMENT                                        SSgA Funds Management, Inc. ("SSgA")
SUBADVISER AND                                         The portfolio managers are:
PORTFOLIO                                           -- James Francis, Principal of SSgA
MANAGERS:                                           -- Jeffrey Beach, Principal of SSgA

INVESTMENT                  Each Fund is an international stock fund        To seek to track the performance of a
OBJECTIVE:                  that seeks to track the performance of a        broad-based equity index of foreign
                            broad-based equity index of foreign             companies primarily in developed
                            companies primarily in developed countries      countries and, to a lesser extent, in
                            and, to a lesser extent, in emerging market     emerging market countries. (Each Fund
                            countries.                                      is an international stock fund.)

                              JHVST INTERNATIONAL EQUITY INDEX FUND --      JHT INTERNATIONAL EQUITY INDEX TRUST A
                            SERIES I AND II / JHVST INTERNATIONAL EQUITY    JHT INTERNATIONAL EQUITY INDEX TRUST B
                                 INDEX FUND -- NAV (ACQUIRED FUNDS)                   (ACQUIRING FUNDS)
                            --------------------------------------------    --------------------------------------
PRINCIPAL                   Each Fund seeks to invest more than 80% of      Each Fund invests, under normal market
INVESTMENT STRATEGY:        its assets in securities included in the        conditions, at least 80% of its assets
                            Morgan Stanley Capital International All        in securities listed in the MSCI ACW
                            Country World Excluding U.S. ("MSCI ACW ex-     ex-US Index.
                            US") Index. The MSCI ACW ex-US Index is a
                            well known international stock market index
                            that, as of December 31, 2003, included
                            approximately 1,700 securities listed on the
                            stock exchanges of 48 developed and emerging
                            market countries (but not the U.S.).

OTHER                       The subadviser employs a passive management strategy by normally investing in all
INVESTMENT                  stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each
STRATEGIES:                 stock in roughly the same proportion as represented in the Index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the Index. The Index composition changes from time to time. The subadviser will reflect those changes as soon as practical.

HEDGING AND                 Each Fund is normally fully invested. The subadviser may invest in stock index futures
OTHER STRATEGIES:           to maintain market exposure and manage cash flow. Although the Funds may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

OTHER                       Each Fund may purchase other types of securities that are not primary investment
SECURITIES:                 vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts
                            (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, each Fund may invest in stock index futures to manage cash flow.

TEMPORARY                   In abnormal market conditions, each Fund may take temporary defensive measures--such
DEFENSIVE INVESTING:        as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Funds may not achieve their investment goals.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The Acquired Funds and the Acquiring Funds have substantially the same investment objectives, policies and risks. As described above, all the Funds seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging market countries and invest 80% or more of their assets in securities included in the MSCI ACW ex-US Index. In addition, all the Funds have the same subadviser, SSgA, and the same portfolio managers.

     The investment objectives of the Acquired Funds and the Acquiring Funds may be changed without shareholder approval.

     The investment objectives and strategies of the Acquired Funds and the Acquiring Funds are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired Funds and the Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     The following tables show separately for each combination of an Acquired Fund into an Acquiring Fund and for each share class as appropriate: (i) the ratio of expenses to average net assets of the Acquired Fund for the year ended December 31, 2004; and (ii) the estimated expenses for the current year of the Acquiring Fund. AS INDICATED, IF SHAREHOLDERS OF THE JHVST EQUITY INDEX
FUND -- NAV APPROVE THE COMBINATION, THEY WILL EXPERIENCE INCREASED FEES AND EXPENSES AS A RESULT OF THE COMBINATION. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                           JHT INTERNATIONAL
                                               JHVST INTERNATIONAL        EQUITY INDEX TRUST A
                                                EQUITY INDEX FUND           (ACQUIRING FUND)
                                                 (ACQUIRED FUND)          (ESTIMATED EXPENSES
                                                  (PRO FORMA)(1)              FOR 2005)(2)
                                              ----------------------     ----------------------
                                              SERIES I     SERIES II     SERIES I     SERIES II
                                              --------     ---------     --------     ---------
Management Fee..............................   0.15%         0.15%        0.55%         0.55%
Distribution and Service (12b-1) Fee........   0.40%         0.60%        0.05%         0.25%
Other Expenses..............................   0.17%(3)      0.16%(3)     0.06%         0.06%
Total Fund Annual Expenses..................   0.72%         0.91%        0.66%         0.86%


---------------


(1) At December 31, 2004, the Acquired Fund had not issued Series I or Series II shares. The pro forma expense ratios for the Series I and Series II shares are based on the expense ratios of the NAV shares of the Acquired Fund for the year ended December 31, 2004 adjusted to reflect the Rule 12b-1 fees applicable to the Series I and Series II shares.



(2) The Acquiring Fund will not issue shares prior to the Exchange Date. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005, because the Acquiring Fund will carry over the financial statements of the Acquired Fund and report the historical financial information of the Acquired Fund for periods prior to the Exchange Date as its own.


(3) The amounts shown reflect (a) the discontinuance in 2004 of JHLICO's agreement to reimburse the JHVST International Equity Index Fund for "other expenses" that exceeded 0.10% of the Fund's average daily net assets; and
    (b) the agreement of the custodian, effective April 1, 2004, to reduce its fees for this Fund.


                                                                          JHT INTERNATIONAL
                                                                         EQUITY INDEX TRUST B
                                              JHVST INTERNATIONAL          (ACQUIRING FUND)
                                            EQUITY INDEX FUND -- NAV     (ESTIMATED EXPENSES
                                                (ACQUIRED FUND)              FOR 2005)(2)
                                                 NAV SHARES(1)                NAV SHARES
                                            ------------------------     --------------------
Management Fee............................            0.15%                     0.55%
Distribution and Service (12b-1) Fee......            None                       None
Other Expenses............................            0.23%                     0.04%(2)
Total Fund Annual Expenses................            0.38%                     0.59%
Fee Waiver................................            0.08%                     0.25%(3)
Net Fund Annual Expenses..................            0.30%                     0.34%(3)

---------------


(1) The Acquired Fund will not issue shares prior to the Effective Time. At that time, it will succeed to the business attributable to the NAV shares of its predecessor, the JVHST International Equity Index Fund, and carry over the financial statements of its predecessor. The fees and expenses shown in the table are those of the Acquired Fund's predecessor for the year ended 2004.


(2) The Acquiring Fund will not issue shares prior to the Effective Time. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005, because the Acquiring Fund will carry over the financial statements of the Acquired Fund and report the historical financial information of the Acquired Fund for periods prior to the Effective Time as its own.


(3) The Acquiring Fund is subject to an expense cap. JHIMS will waive its advisory fee (or, if necessary, reimburse expenses of the Acquiring Fund) in an amount so that the rate of the Acquiring Fund's "Total Fund Annual Expenses" does not exceed 0.34%. JHT and JHIMS have entered into an agreement under which JHIMS' obligation to provide this expense cap with respect to the Acquiring Fund has no fixed expiration date and terminates only if JHT, without the prior written consent of JHIMS, sells shares of the Acquiring Fund to (or has shares of the Acquiring Fund held by) any person other than separate accounts of the insurance companies affiliated with JHIMS as specified in the agreement.



EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Acquired Funds and their corresponding Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST International Equity Index Fund
  (Acquired Fund)
  -- Series I shares................................   $74      $230      $401      $  894
  -- Series II shares...............................   $93      $290      $504      $1,120
JHT International Equity Index Trust A
  (Acquiring Fund)
  -- Series I shares................................   $67      $211      $368      $  822
  -- Series II shares...............................   $88      $274      $477      $1,061
JHVST International Equity Index Fund -- NAV
  (Acquired Fund)
  -- NAV shares.....................................   $39      $122      $213      $  480
JHT International Equity Index Trust B
  (Acquiring Fund)
  -- NAV shares.....................................   $35      $109      $191      $  431

INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Funds and the Acquiring Funds pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedules:

   JHVST INTERNATIONAL EQUITY INDEX FUND       JHT INTERNATIONAL EQUITY INDEX TRUST A
JHVST INTERNATIONAL EQUITY INDEX FUND -- NAV   JHT INTERNATIONAL EQUITY INDEX TRUST B
              (ACQUIRED FUNDS)                           (ACQUIRING FUNDS)
--------------------------------------------   --------------------------------------
0.18% of the first $100 million;               0.55% of the first $100 million; and
0.15% of the next $100 million; and            0.53% of the excess over $100 million.
0.11% of the excess over $200 million.

     SSgA Funds Management, Inc ("SSgA") serves as the subadviser to the Acquired Funds and the Acquiring Funds and is responsible for managing the investment and reinvestment of their respective assets. SSgA, located at One Lincoln Street, Boston, Massachusetts 02111, is owned by State Street Corporation, a financial services holding company. With regard to each Acquired Fund, SSgA receives as compensation for its services, a fee paid by JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund. With regard to each Acquiring Fund, SSgA receives, as compensation for its services, a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since, as described above, the Acquired Funds and the Acquiring Funds have the same investment objectives and policies and the same subadviser and portfolio mangers, they have the same risks. The primary risks include the following:

STOCK MARKET RISK:        The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and
                          periods of falling prices. The value of equity securities
                          purchased by the Funds could decline if the financial
                          condition of the companies the Funds invest in decline or if overall market and economic conditions deteriorate. Stocks tend to go up and down in value more than bonds.
INDEX MANAGEMENT RISK:    There are certain factors that may cause the Funds to track the MSCI ACW ex- US Index less closely. For example: the
                          securities selected by the subadviser may not be fully
                          representative of the Index; transaction expenses of the
                          Funds may result in Fund performance being different than
                          that of the Index; and the size and timing of the Funds'
                          cash flows may result in Fund performance being different
                          than that of the Index.
FOREIGN SECURITIES RISK:  The Funds invest in foreign securities, which involve special risks, including: limited government regulation
                          (including less stringent investor protection and disclosure standards), exposure to possible economic, political and
                          social instability, foreign currency rate fluctuations,
                          foreign ownership limits and restrictions on removing
                          currency. To the extent the Funds invest in emerging market countries, their foreign securities risk will be higher.
MANAGER RISK:             Each Fund's subadviser and its investment strategies may
                          fail to produce the intended results, and each Fund could
                          underperform its peers or lose money if its subadviser's
                          strategies do not perform as expected.

DERIVATIVES RISK:         Each Fund's use of certain derivative instruments (such as options, futures and swaps) can produce disproportionate
                          gains or losses. Derivatives are generally considered more risky than direct investments. Also, in a down market,
                          derivatives could become harder to value or sell at a fair price.

     The risks of investing in the Acquiring Funds are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Funds are more fully described in the JHVST Prospectus and the JHVST Prospectus (Series I and II), which are also incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004, the annual total returns of the NAV shares, Series I shares and Series II shares of the present JHVST International Equity Index Fund. The performance of the Series I shares will be lower than the performance of the NAV shares due to the 12b-1 fees applicable to the Series I shares. The performance of the Series II shares will be lower than the performance of the NAV shares and the Series I shares due to the higher 12b-1 fees applicable to the Series II shares. Performance information for the Acquiring Funds is not presented because the Acquiring Funds have not yet commenced operations. After the Reorganization, the Acquiring Funds will assume with respect to each class of shares the historical performance of that class of shares of the JHVST International Equity Index Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                           ONE     FIVE      TEN     LIFE OF    DATE FIRST
FUND                                      YEAR     YEARS    YEARS     FUND      AVAILABLE
----                                      -----    -----    -----    -------    ----------
JHVST International Equity Index Fund
  (Acquired Fund)
  -- NAV shares.........................  20.24%   (0.95)%  5.38%       N/A     05/02/1988
  -- Series I shares....................  N/A      N/A       N/A     18.45%     05/03/2004
  -- Series II shares...................  N/A      N/A       N/A     18.29%     05/03/2004


                    BOARD CONSIDERATION OF THE COMBINATIONS

     The JHVST Board of Trustees recommends the proposed Combinations as being in the best interests of shareholders of each of the Acquired Funds and variable contract and certificate owners whose contract values are invested in shares of the Acquired Funds. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combinations of the Acquired Funds into their corresponding Acquiring Funds include the following:


     - The Acquired Funds and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combinations will offer shareholders of each of the Acquired Funds continuity of investment objectives and expectations;



     - SSgA, as subadviser to the Acquired Funds and their corresponding Acquiring Funds, may be expected to provide continuity in the quality of its investment advisory services and personnel;

     - Comparative performance of the present JHVST International Equity Index Fund and the Acquiring Funds was not considered a significant factor since the Acquiring Funds are New Acquiring Funds which have no operating history; and



     - JHT is much larger than JHVST, and the Combination will provide shareholders of the Acquired Funds on an ongoing basis with greater prospects for growth and efficient management.



     Particular consideration was given to the expenses of each Acquired Fund and the corresponding Acquiring Fund. As indicated in the fee tables above and based on information as of December 31, 2004, the expense ratios of the Acquiring Funds are expected to be lower than those of the Acquired Funds. However, in the case of each Combination, the management fees and expense ratios of the Acquiring Funds, based on the expense ratio information as of June 30, 2004 that was reviewed by the Board, were expected to be higher than those of the Acquired Fund. In the Board's view, the Acquired Funds' fees and expenses were lower than industry norms for this kind of fund and reflect competitive pricing issues in the particular markets for which the NAV shares of the Acquired Funds have traditionally been used as an underlying investment. In the case of JHT International Equity Index Fund A, the net effect of the proposed increase in management fee and decrease in Rule 12b-1 fees in relation to those applicable to the corresponding Acquired Fund was expected to result in a slight increase in the overall expense ratio. In the case of JHT International Equity Index Fund B, JHT intends to make that Acquiring Fund available only in the kinds of markets in which the NAV shares of the Acquired Fund were previously sold and has entered into a contract with JHIMS pursuant to which JHIMS has agreed to cap the expense ratio of that Acquiring Fund to meet the competitive needs of those markets. The cap has been set at a level that is somewhat lower than the expense ratio of the Acquired Fund. Because the expense ratios of the Acquiring Funds were expected to be higher than those of the Acquired Funds, JHLICO (U.S.A.) has agreed that it or one or more of its affiliates will pay the expenses of the Reorganization that are allocated to the Acquired Funds. Under these circumstances, and in light of the other benefits of each of the proposed Combinations and in anticipation that other series of JHVST will approve the Reorganization, which could leave the Acquired Funds responsible for expenses (such as certain legal and accounting expenses and expenses of Board and shareholder meetings) that are currently allocated to such other series, the Board concluded that each of the Combinations were in the best interests of the shareholders of the Acquired Fund.


                                  PROPOSAL 12

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
        COMBINATION OF THE LARGE CAP GROWTH FUND (AN "ACQUIRED FUND") OF

      JHVST INTO THE BLUE CHIP GROWTH TRUST (AN "ACQUIRING FUND") OF JHT.

                          (LARGE CAP GROWTH FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                             JHVST LARGE CAP GROWTH FUND           JHT BLUE CHIP GROWTH TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS                  A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $671,742,060*                        $1,610,932,176
AS OF 6/30/04:            *Adjusted to reflect JHVST Fund
                           combination effective October 29,
                           2004. See "Capitalization."

                             JHVST LARGE CAP GROWTH FUND           JHT BLUE CHIP GROWTH TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

INVESTMENT SUBADVISER     Independence Investment, LLC         T. Rowe Price Associates, Inc.
AND PORTFOLIO MANAGERS:   ("Independence").                    ("T. Rowe Price").
                          The portfolio is managed by a team   The portfolio is managed by an
                          overseen by:                         independent advisory committee
                          Paul F. McManus                      chaired by:
                          -- Executive Vice-President of       Larry J. Puglia
                             Independence                      -- Vice-President of T. Rowe Price

INVESTMENT OBJECTIVE:     To seek long-term capital            To provide long-term growth of
                          appreciation.                        capital. Current income is a
                                                               secondary objective.

PRINCIPAL INVESTMENT      The Fund invests primarily in a      The Fund invests at least 80% of
STRATEGY:                 diversified mix of common stocks     its net assets in the common
                          of large established U.S.            stocks of large and medium-sized
                          companies that are believed to       blue chip growth companies. These
                          offer above-average potential for    are firms that, in the
                          growth in revenues and earnings.     subadviser's view, are well
                                                               established in their industries
                                                               and have the potential for
                                                               above-average earnings growth.

OTHER INVESTMENT          The subadviser selects stocks        In identifying blue chip
STRATEGIES:               using a combination of proprietary   companies, the subadviser
                          equity research and quantitative     generally considers the following
                          tools. Stocks are purchased that     characteristics:
                          have improving fundamentals and      -- Leading market positions: Blue
                          attractive valuations. The              chip companies often have leading
                          subadviser seeks to maintain risk       market positions that are
                          and sector characteristics similar      expected to be maintained or
                          to the Russell 1000 Growth Index.       enhanced over time.
                                                               -- Seasoned management teams:
                          The Fund normally invests in 75 to      Seasoned management teams with
                          160 stocks, and at least 80% of         a track record of providing
                          its assets in large cap companies.      superior financial results are
                          For the purpose of this Fund,           important for a company's
                          "large cap companies" are those         long-term growth prospects.
                          with market capitalizations that     -- Strong financial fundamentals:
                          are within the range of                 Companies should demonstrate
                          capitalization of companies             faster earnings growth than
                          represented in the Russell 1000         their competitors and the
                          Index or the Russell 1000 Growth        market in general; high profit
                          Index.                                  margins relative to
                                                                  competitors; strong cash flow;
                                                                  a healthy balance sheet with
                                                                  relatively low debt; and a high
                                                                  return on equity with a
                                                                  comparatively low dividend
                                                                  payout ratio.

                             JHVST LARGE CAP GROWTH FUND           JHT BLUE CHIP GROWTH TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                                                               The subadviser evaluates the
                                                               growth prospects of companies and
                                                               the industries in which they
                                                               operate and seeks to identify
                                                               companies with strong market
                                                               franchises in industries that
                                                               appear to be strategically poised
                                                               for long-term growth. This
                                                               investment approach reflects the
                                                               subadviser's belief that the
                                                               combination of solid company
                                                               fundamentals along with a positive
                                                               industry outlook will ultimately
                                                               reward investors with strong
                                                               investment performance. Some of
                                                               the companies the subadviser
                                                               targets will have good prospects
                                                               for dividend growth.

                                                               The Fund may invest in debt
                                                               securities of any type without
                                                               regard to quality or rating. Such
                                                               securities would be issued by
                                                               companies which meet the
                                                               investment criteria for the
                                                               portfolio but may include
                                                               non-investment grade debt
                                                               securities ('junk bonds'). The
                                                               portfolio will not purchase a
                                                               non-investment-grade debt security
                                                               if, immediately after such
                                                               purchase, the portfolio would have
                                                               more than 5% of its total assets
                                                               invested in such securities.

HEDGING AND OTHER         The Fund may use a variety of        The Fund may engage in a variety
STRATEGIES:               hedging strategies, including the    of investment management practices
                          use of: put and call options on      for hedging purposes, including
                          securities, financial futures        buying and selling futures and
                          contracts and fixed income indices   options. The Fund may invest up to
                          and interest rate swaps. The Fund    10% of its total assets in hybrid
                          is generally authorized to invest    instruments, which are a type of
                          in hybrid instruments, which are a   high-risk derivative which can
                          type of high-risk derivative,        combine the characteristics of
                          which can combine the                securities, futures and options.
                          characteristics of securities,
                          futures and options.

OTHER SECURITIES:         The Fund may invest in initial       While most of the assets of the
                          public offerings (IPOs) and may      Fund are invested in U.S. common
                          purchase other types of securities   stocks, the Fund may also purchase
                          that are not primary investment      other types of securities,
                          vehicles, for example: U.S. dollar   including, (i) U.S. and non-U.S.
                          denominated foreign securities,      dollar denominated foreign
                          certain Exchange Traded Funds        securities (up to 20% of its total
                          (ETFs), and certain derivatives      assets) including ADRs, (ii)
                          (investments whose value is based    convertible stocks, warrants and
                          on indices or other securities).     bonds, and (iii) futures and
                                                               options. Investments in
                          The Fund normally has 10% or less    convertible securities, preferred
                                                               stocks and debt securities are

                             JHVST LARGE CAP GROWTH FUND           JHT BLUE CHIP GROWTH TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                          (usually lower) of its assets in     limited to 25% of total assets.
                          cash and cash equivalents.
                                                               The Fund holds a certain portion
                                                               of its assets in money market
                                                               reserves which can consist of
                                                               shares of the T. Rowe Price
                                                               Reserve Investment Fund (or any
                                                               other internal T. Rowe Price money
                                                               market fund) as well as U.S. and
                                                               foreign dollar-denominated money
                                                               market securities, including
                                                               repurchase agreements, in the two
                                                               highest rating categories,
                                                               maturing in one year or less.

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, policies and risks of the Acquired and Acquiring Funds are substantially similar. Both Funds seek long-term capital appreciation by investing primarily in common stocks of U.S. growth companies.

     The Funds differ principally in that: the Acquiring Fund seeks current income as a secondary objective; the Acquired Fund invests primarily in large cap companies, while the Acquiring Fund invests in both large and medium-sized companies; and the Acquiring Fund may normally invest up to 20% of its assets in both U.S. and non-U.S. dollar denominated foreign securities while the Acquiring Fund invests only in U.S. dollar denominated foreign securities. In addition, the Acquired Fund concentrates its investments in a relatively small number of issuers. While the subadviser to each Fund select stocks using fundamental analysis, the Acquired Fund's subadviser also uses quantitative tools.


     The investment objective of the Acquired Fund may, but at present that of the Acquiring Fund may not, be changed without shareholder approval. However, the Board of Trustees of JHT, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of the Acquiring Fund to be changed without shareholder approval and directed that the proposal be submitted to shareholders of the Acquiring Fund at the JHT Shareholders Meeting.


     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS

     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the NAV shares of the Acquired Fund for the year ended

December 31, 2004; (ii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming they had been outstanding during the year ended December 31, 2004; and (iii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming that the Reorganization, including the issuance of NAV shares in connection therewith, had occurred at the commencement of the year ended December 31, 2004. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                              JHT BLUE CHIP
                                                       JHT BLUE CHIP           GROWTH TRUST
                                    JHVST LARGE         GROWTH TRUST       (ACQUIRING FUND)(4)
                                  CAP GROWTH FUND     (ACQUIRING FUND)          (PRO FORMA
                                 (ACQUIRED FUND)(4)    (PRO FORMA)(1)    ASSUMING REORGANIZATION)
                                     NAV SHARES          NAV SHARES             NAV SHARES
                                 ------------------   ----------------   ------------------------
Management Fee.................         0.79%               0.82%(3)               0.81%(2)(3)
Distribution and Service
  (12b-1) Fee..................         None                None                   None
Other Expenses.................         0.10%               0.05%                  0.05%
Total Fund Annual Expenses.....         0.89%               0.87%(3)               0.86%(3)


---------------


(1) The pro forma expense ratios for the NAV shares are based on the expense ratios of the Series I shares of the Acquiring Fund for the year ended December 31, 2004 adjusted to reflect the proposed management fee increase described in note (2) and the absence of a Rule 12b-1 fee applicable to the NAV shares.


(2) The amount shown reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund at the JHT Shareholders Meeting.


(3) JHIMS has voluntarily agreed to waive a portion of its advisory fee for the Acquiring Fund and JHT's Science & Technology Trust, Health Sciences Trust and Equity-Income Trust. The waiver is based on the combined assets of these Funds and one other JHT Fund. Once these combined assets exceed specified amounts, the fee reduction is increased. This voluntary fee waiver may be terminated by JHIMS at any time. If such advisory fee waiver were reflected in the table, the advisory fee and total fund expenses for the Acquiring Fund -- Pro forma and for the Acquiring Fund -- Pro forma assuming Reorganization would have been, 0.79% and 0.84% and 0.79% and 0.84%, respectively.


(4) Does not reflect JHVST Fundamental Growth and JHVST Large Cap Growth B merging into JHVST Large Cap Growth on October 29, 2004.


EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Large Cap Growth Fund.........................   $91      $284      $493      $1,096
  (Acquired Fund) -- NAV shares
JHT Blue Chip Growth Trust..........................   $89      $278      $482      $1,073
  (Acquiring Fund) -- NAV shares
  (Pro forma)
JHT Blue Chip Growth Trust..........................   $88      $274      $477      $1,061
  (Acquiring Fund) -- NAV shares
  (Pro forma assuming Reorganization)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


     JHVST LARGE CAP GROWTH FUND                       JHT BLUE CHIP GROWTH TRUST
           (ACQUIRED FUND)                                  (ACQUIRING FUND)
     ---------------------------                       --------------------------
0.80% of the first $500 million;                  0.825% of the first $1 billion; and
0.75% of the next $500 million; and               0.800% of the excess over $1 billion.
0.70% of the excess over $100 billion.


     The fee schedule for the Acquiring Fund reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.

     Independence Investment LLC ("Independence") serves as the subadviser to the Acquired Fund and is responsible for managing the investment and reinvestment of its assets. Independence is located at 53 State Street, Boston, Massachusetts 02109 and is owned by JHLICO. Its ultimate parent entity is MFC. As compensation for its services, Independence receives a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Portfolio. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund.

     T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As compensation for its services, T. Rowe Price receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Funds are both growth funds which seek long-term capital appreciation by investing primarily in the securities of U.S. companies, and both may invest in foreign companies, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:        The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and
                          periods of falling prices. The value of equity securities
                          purchased by the Funds could decline if the financial
                          condition of the companies the Funds invest in decline or if overall market and economic conditions deteriorate. Stocks tend to go up and down in value more than bonds.
INVESTMENT CATEGORY       The returns of a Fund's specific equity investment category
RISK:                     may lag the return of the overall stock market. For example, the Acquired Fund's "large cap" approach and the Acquiring
                          Fund's large and medium-sized company approach carry the
                          risk that in certain markets such stocks will underperform small-cap stocks. Similarly, a Fund's "growth" approach
                          carries the risk that in certain markets "growth" stocks
                          will underperform "value" stocks.
MANAGER RISK              Each Fund's subadviser and its investment strategies may
                          fail to produce the intended results, and each Fund could
                          underperform its peers or lose money if its subadviser's
                          strategies do not perform as expected.
FOREIGN SECURITIES RISK:  The Funds invest in foreign securities, which involve special risks, including: limited government regulation
                          (including less stringent investor protection and disclosure standards), exposure to possible economic, political and
                          social instability, foreign currency rate fluctuations,
                          foreign ownership limits and restrictions on removing
                          currency.


     The primary risks of investing in the Acquired and Acquiring Funds differ principally in that the Acquiring Fund may normally invest up to 20% of its assets in foreign securities and may invest to a limited extent in debt securities of any type without regard to quality or rating, including non-investment grade debt securities ("junk bonds"), and, therefore, may have greater exposure to foreign securities risk and to bond risk than the Acquired Fund which has no similar practices. The Acquired Fund, on the other hand, may experience more volatile performance since it concentrates its investments in a relatively small number of issuers.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds," below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004 and the other periods indicated: (i) the annual total return of the NAV shares of the Acquired Fund; and (ii) the annual total return of the Series I shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST or JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                                              ONE    FIVE     TEN
FUND                                                          YEAR   YEARS   YEARS
----                                                          ----   -----   -----
JHVST Large Cap Growth Fund -- NAV shares...................  4.34%  (8.52)% 8.50%
  (Acquired Fund)
JHT Blue Chip Growth Trust -- Series I shares(1)............  9.03%  (2.40)% 10.64%
  (Acquiring Fund)


---------------

(1) For the Acquiring Fund, Series I share performance will be lower than NAV share performance because Series I shares have been subject to 12b-1 fees of 0.15% since January 2002.

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Reorganization as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund and the Acquiring Fund include the following:


     - The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;



     - T. Rowe Price, as subadviser to the Acquiring Fund, may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by Independence, as subadviser to the Acquired Fund;



     - The Acquiring Fund has a management fee and an overall expense ratio that (before waiver) are expected to be marginally higher than those of the Acquired Fund, but they are within industry norms, and as a result of the voluntary fee waiver arrangement that is currently in place, the overall expense ratio of the Acquiring Fund is lower than that of the Acquired Fund; consequently, in the view of the Board, the relative expenses of the two Funds were not a basis for failing to approve the Combination given the other benefits of the Combination and the possibility that other series of JHVST will approve the Reorganization, which could leave the Acquired Fund (except as limited by a 0.10% expense cap that currently applies, but might not always apply, to the Acquired Fund) responsible for expenses that are currently allocated to such other series;

     - The Acquiring Fund has historically outperformed the Acquired Fund, and the performance of the Acquiring Fund may be expected to improve with larger assets and more efficient management following the Reorganization; and



     - The Combination will result in a portfolio which will have a larger asset base to defray costs and enable greater flexibility in portfolio management and will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.


                                  PROPOSAL 13

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
                 COMBINATION OF THE MANAGED FUND OF JHVST INTO
                            THE MANAGED TRUST OF JHT
                              (MANAGED FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                                  JHVST MANAGED FUND                   JHT MANAGED TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS                  A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $2,068,850,430                       None*
AS OF 6/30/04:                                                 * The Acquiring Fund will commence
                                                                 operations upon the consummation
                                                                 of the Reorganization.

INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC
                                                               ("JHIMS").

INVESTMENT SUBADVISER     Independence Investment, LLC         Declaration Management and
AND PORTFOLIO MANAGERS:   ("Independence"); and Capital        Research LLC ("Declaration");
                          Guardian Trust Company ("CGTC")      Independence Investment LLC
                                                               ("Independence"); and Capital
                                                               Guardian Trust Company ("CGTC").

                                                               The Declaration portfolio manager
                                                               is:
                                                               James E. Shallcross
                                                               -- Senior Vice President of
                                                                  Declaration.

                          The Independence portfolio management team for each Fund is overseen by: John C. Forelli (equity), Senior Vice President of Independence;
                          and James E Shallcross (fixed income), Senior Vice President of
                          Independence.

                          The CGTC Equity Research team for each Fund consists of 25 research analysts with an average of 11 years experience with CGTC and 14 years of industry experience.

                                  JHVST MANAGED FUND                   JHT MANAGED TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                          The CGTC portfolio managers (Fixed Income Investments) for each Fund are: Christine Cronin, Vice President of CGTC; James R. Mulally, Senior
                          Vice President of CGTC; and Michael Locke, Vice President of CGTC.

INVESTMENT OBJECTIVE:     This is a balanced stock and bond    To seek income and long-term
                          fund that seeks income and           capital appreciation.
                          long-term capital appreciation.

PRINCIPAL INVESTMENT      The Fund invests primarily in a      The Fund is a balanced stock and
STRATEGY:                 diversified mix of:                  bond Fund that invests primarily
                          (a) common stocks of large and mid   in a diversified mix of:
                          sized U.S. companies; and            (a) common stocks of large and mid
                          (b) bonds with an overall            sized U.S. companies, and
                          intermediate term average            (b) bonds with an overall
                          maturity.                            intermediate term average
                                                               maturity.

OTHER INVESTMENT          The Fund employs a                   The Fund employs a
STRATEGIES:               multi-subadviser approach with two   multi-subadviser approach with
                          subadvisers, each of which employs   three subadvisers, each of which
                          its own investment approach and      employs its own investment
                          independently manages its portion    approach and independently manages
                          of the Fund. At year-end 2003,       its portion of the portfolio. The
                          Independence managed approximately   portfolio will be rebalanced
                          80% of the assets of the Fund and    quarterly so that each subadviser
                          CGTC managed the remainder. All      manages the following portion of
                          investments in the Fund will be      the Fund: CGTC -- 50%;
                          allocated equally between the two    Independence -- 30%; and
                          subadvisers, while redemptions       Declaration -- 20%. These
                          will be allocated on an              percentages are approximate. This
                          asset-weighted basis. These          allocation may change in the
                          allocation methodologies may         future.
                          change in the future.
                          Independence selects stocks and      Independence selects stocks that
                          bonds using a combination of         are believed to have improving
                          proprietary research and             fundamentals and attractive
                          quantitative tools. Stocks are       valuations. Stocks are purchased
                          purchased that are believed to       that appear to be undervalued
                          have improving fundamentals and      relative to their peers and have
                          attractive valuations.               improving earnings growth
                          Independence seeks to maintain the   prospects. Independence seeks to
                          equity risk and sector               maintain risk and sector
                          characteristics of its portion of    characteristics similar to the
                          the Fund similar to those of the     market benchmark for the Fund.
                          overall equity market.
                          Independence invests in bonds and    Independence normally invests its
                          bond sectors that are attractively   portion of the portfolio primarily
                          priced based on market               in a diversified mix of common
                          fundamentals and technical           stocks of large U.S. companies.
                          factors. The subadviser
                          opportunistically emphasizes bonds
                          with yields in excess of Treasury
                          securities.

                          Independence's portion of the Fund
                          has a target mix of 60% equities
                          and 40% bonds, which can
                          fluctuate, under

                                  JHVST MANAGED FUND                   JHT MANAGED TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                          normal conditions, within +/- 5
                          percentage points of the target
                          mix. Independence normally invests
                          its equity portion in 75 to 160
                          stocks, with at least 80% (usually
                          higher) in companies with market
                          capitalizations that are within
                          the range of capitalizations of
                          companies in the S&P 500 Index or
                          the Russell 1000 Index.

                          Independence normally has no more
                          than 10% of its bond assets in
                          high yield bonds (commonly
                          referred to as "junk bonds") and
                          normally invests in foreign
                          securities only if U.S. dollar
                          denominated.

                          CGTC selects stocks and bonds        CGTC selects stocks and bonds
                          using proprietary fundamental        using proprietary fundamental
                          research that focuses on             research that focuses on
                          identifying securities that are      identifying securities that are
                          believed to be undervalued (i.e.,    believed to be undervalued (i.e.,
                          with current prices below long-      with current prices below long-
                          term value). CGTC's portion of the   term value). CGTC's portion of the
                          Fund has a target mix of 70%         Fund has a target mix of 70%
                          equities and 30% bonds, but CGTC     equities and 30% bonds under
                          actively manages the mix within      normal market conditions, but CGTC
                          +/- 15 percentage points of the      actively manages the mix within
                          target mix.                          +/- 5 percentage points of the
                                                               target mix.
                          CGTC uses a multiple portfolio       CGTC uses a multiple portfolio
                          manager system in which the stock    manager system in which the stock
                          and bond portions of the Fund are    and bond portions of its portion
                          divided into segments that are       of the Fund are divided into
                          each managed by individual           segments that are each managed by
                          portfolio subadvisers and/or         individual fund subadvisers CGTC's
                          research analysts. and/or research   strategy is normally broadly
                          analysts. CGTC's strategy is         diversified since its exposures
                          normally broadly diversified since   reflect the aggregate decisions of
                          its exposures reflect the            the multiple portfolio managers
                          aggregate decisions of the           and research analysts. CGTC's
                          multiple fund subadvisers and        equity sector exposures are a
                          research analysts. CGTC's equity     result of stock selection as
                          sector exposures are a result of     opposed to predetermined
                          stock selection as opposed to        allocations.
                          predetermined allocations.

                          CGTC normally invests its equity     CGTC normally invests at least
                          portion in 75 to 160 stocks, with    80%(usually higher) of its equity
                          at least 80% (usually higher) in     portion in companies with market
                          companies with market                capitalizations of companies in
                          capitalization of companies in the   the S&P 500 Index or the Russell
                          S&P 500 Index or the Russell         1000 Index. CGTC may invest up to
                          1000(R) Index.                       30% of

                                  JHVST MANAGED FUND                   JHT MANAGED TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                                                               its bond assets in high yield
                          CGTC may invest up to 30% of its     bonds (commonly referred to as
                          bond assets in high yield bonds      "junk bonds") and foreign bonds
                          (commonly referred to as "junk       (denominated in foreign
                          bonds") and foreign bonds            currencies).
                          (denominated in foreign
                          currencies).                         Declaration selects bonds using a
                                                               combination of proprietary
                          Each portion of the Fund normally    research and quantitative tools.
                          has 10% or less (usually lower) of   It invests in bond and bond
                          its assets in cash and cash          sectors that it believes are
                          equivalents.                         attractively priced based on
                                                               market fundamentals and technical
                                                               factors. The subadviser
                                                               opportunistically emphasizes bonds
                                                               with yields in excess of Treasury
                                                               securities. It normally has no
                                                               more than 10% of its bond assets
                                                               in high yield bonds and invests in
                                                               foreign securities only if U.S.
                                                               dollar-denominated.

HEDGING AND OTHER         The Fund may use a variety of        The Fund is authorized to use
STRATEGIES:               hedging strategies, including put    various hedging strategies,
                          and call options on securities,      including: exchange-listed and
                          financial futures contracts and      over-the-counter put and call
                          fixed income indices and interest    options on securities, financial
                          rate swaps.                          futures contracts and fixed income
                                                               indices and other financial
                                                               instruments, financial futures
                                                               contracts, interest rate
                                                               transactions and currency
                                                               transactions.

OTHER SECURITIES:         Each portion of each Fund may invest in initial public offerings
                          (IPOs). Each portion of each Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S.
                          dollar denominated foreign securities, certain Exchange Traded Funds
                          (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

TEMPORARY DEFENSIVE       In abnormal market conditions, each portion of each Fund may take
INVESTING:                temporary defensive measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The Acquiring Fund is a New Acquiring Fund which been organized for purposes of the Reorganization and to substantially match the investment objectives, policies and risks of the Acquired Fund. Accordingly, both Funds are balanced stock and bond funds that seek income and long-term capital appreciation by investing primarily in (i) common stocks of large and mid sized U.S. companies and (ii) bonds with an overall intermediate term average maturity. In addition, both Funds are multi-managed, and the two subadvisers to the Acquired Fund (Independence and CGTC) will also serve, along with a third subadviser (Declaration), as subadvisers to the Acquiring Fund.

     The principal difference between the Funds is that the bond portion of the portfolio that is managed by Independence for the Acquired Fund will be managed by Declaration for the Acquiring Fund. It is expected that the proportion of the Acquiring Fund's assets invested in bonds will increase. This is expected to decrease risk inherent in the Fund, although it may also lower its potential return. However, in managing such portions, both subadvisers normally have no more than 10% of assets in high yield bonds (commonly referred to as "junk bonds") and invest in foreign securities only if U.S. dollar-denominated. In addition, since CGTC may invest up to 30% of its portion of each Fund's bond assets in high yield and foreign bonds (denominated in foreign currencies), its management of a larger percentage of the Acquiring Fund's assets may result in the Fund having a larger overall investment in such securities.


     The investment objectives of both the Acquired Fund and the Acquiring Fund may be changed without shareholder approval.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the Acquired Fund (NAV shares) for the year ended December 31, 2004; and (ii) the estimated expenses for the current year of the Acquiring Fund (NAV shares). The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                JHT
                                                                           MANAGED TRUST
                                                           JHVST         (ACQUIRING FUND)
                                                       MANAGED FUND     (ESTIMATED EXPENSES
                                                      (ACQUIRED FUND)      FOR 2005)(1)
                                                        NAV SHARES          NAV SHARES
                                                      ---------------   -------------------
Management Fee......................................       0.68%               0.73%
Distribution and Service (12b-1) Fee................       None                None
Other Expenses......................................       0.09%               0.04%
Total Fund Annual Expenses..........................       0.77%               0.77%


---------------

(1) The Acquiring Fund will not issue shares prior to the Effective Time. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005 because the Acquiring Fund will carry over the financial statements of the Acquired Fund (and its predecessor) and report the historical financial information of the Acquired Fund (and its predecessor) for periods prior to the Effective Time as its own.


EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Managed Fund..................................   $79      $246      $428       $954
  (Acquired Fund) -- NAV shares
JHT Managed Trust...................................   $79      $246      $428       $954
  (Acquiring Fund) -- NAV shares
  (Estimated expenses for 2005)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


        JHVST MANAGED FUND               JHT MANAGED TRUST
          (ACQUIRED FUND)                 (ACQUIRING FUND)
        ------------------               -----------------
0.74% of the first $500 million;     0.73% at all asset levels.
0.68% of the next $500 million; and
0.65% of the excess over $1
  billion.


     Independence Investment, LLC ("Independence") and Capital Guardian Trust Company ("CGTC") serve as subadvisers to the Acquired Fund, and each is responsible for managing the investment and reinvestment of its portion of the assets of the Acquired Fund. Independence, located at 53 State Street, Boston, Massachusetts 02109, is owned by JHLICO, which is an indirect wholly-owned subsidiary of MFC. CGTC is located at 333 South Hope Street in Los Angeles, California 90071. CGTC is a wholly owned subsidiary of Capital Group International, Inc., which itself is a wholly owned subsidiary of The Capital Group Companies, Inc. Each of Independence and CGTC receives, as compensation for its services, a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. These fees are paid by JHLICO out of the management fee it receives for the Acquired Fund and are not additional charges to the Acquired Fund.

     Independence, CGTC and Declaration Management & Research, LLC ("Declaration") serve as subadvisers to the Acquiring Fund, and each is responsible for managing the investment and reinvestment of its portion of the assets of the Acquiring Fund. Declaration, located at 1650 Tysons Blvd., McLean, Virginia, is also owned by JHLICO and thus has MFC as its ultimate parent entity. Each of Independence, CGTC and Declaration receives, as compensation for its services, a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. These fees are paid by JHIMS out of the management fee it receives for the Acquiring Fund and are not additional charges to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Funds are both balanced stock and bond funds that seek income and long-term capital appreciation by investing primarily in (i) common stocks of large and mid-sized companies and (ii) bonds with an overall intermediate term average maturity, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:        The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and
                          periods of falling prices. The value of equity securities

                          purchased by the Funds could decline if the financial
                          condition of the companies the Funds invest in decline or if overall market and economic conditions deteriorate. Stocks tend to go up and down in value more than bonds.

BOND RISK:                Bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Funds' portfolios could be
                          downgraded or the issuer of a bond could default on its
                          obligations. In general, lower-rated bonds involve more
                          credit risk. When interest rates rise, bond prices generally fall. An increase in the average maturity of a Fund's bonds would generally make the Fund more sensitive to interest
                          rate risk. A fund with shorter bond maturities is less
                          sensitive to interest rate risk. Both Funds invest in bonds with an overall intermediate term average maturity.

HIGH YIELD BOND RISK:     High yield or "junk bonds" may be subject to more volatile or erratic price movements than investment grade securities due to investor sentiment. In a down market, high yield
                          securities may become harder to value or to sell at a fair price.

PREPAYMENT RISK:          The share price or yield of each Fund could be hurt if
                          interest rate movements cause the Fund's mortgage-related
                          and callable securities to be paid off substantially earlier than expected.

MANAGER RISK:             Each Fund's subadvisers and their respective investment
                          strategies may fail to produce the intended results, and
                          each Fund could underperform its peers or lose money if its subadvisers' strategies do not perform as expected.

INVESTMENT CATEGORY       The returns of a Fund's specific equity investment category
RISK:                     may lag the return of the overall stock market. For example,
                          Funds' "large/mid cap" approaches carry the risk that in
                          certain markets large and mid cap stocks will underperform small-cap stocks.

MID CAP STOCK RISK:       The Funds' investments in mid-sized companies may be subject to more erratic price movements than investments in large
                          established companies.

TURNOVER RISK:            In general, the greater the volume of buying and selling by a Fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on its performance. Any turnover rate in
                          excess of 100% is considered relatively high. The Funds'
                          turnover rates will generally be greater than 100%.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds" below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the NAV shares of the Acquired Fund. Performance information for the Acquiring Fund is not presented because the Acquiring fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the NAV shares of the Acquired Fund as the historical performance of the NAV shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                                               ONE    FIVE     TEN
FUND                                                          YEAR    YEARS   YEARS
----                                                          -----   -----   -----
JHVST Managed Fund -- NAV shares............................  8.18%   1.66%   9.07%
  (Acquired Fund)


                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:


     - The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;



     - Independence and CGTC, as subadvisers to both the Acquired and Acquiring Funds, may be expected to provide continuity in the quality of investment advisory services and personnel, and Declaration, as an additional subadviser to the Acquiring Fund, may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by Independence and CGTC;



     - As indicated in the fee table above and based on expense ratio information as of December 31, 2004, the Acquiring Fund will have a higher management fee but substantially the same overall expense ratio as the Acquired Fund. However, based on the expense ratio information as of June 30, 2004 that was reviewed by the Board, both the management fee and expense ratio of the Acquiring Fund were expected to be higher than those of the Acquired Fund. In the Board's view, the management fee and expense ratio of the Acquiring Fund were within industry norms and were not a basis for failing to approve the Combination given the other benefits of the Combination and that JHLICO (U.S.A.) has agreed that it or one or more of its affiliates will pay the expenses of the Reorganization that are allocated to the Acquired Fund because the expense ratio of the Acquiring Fund was expected to be higher than that of the Acquired Fund. The Board also considered the possibility that other series of JHVST will approve the Reorganization, which could leave the Acquired Fund responsible for expenses (such as certain legal and accounting expenses and expenses of Board and shareholder meetings) that are currently allocated to such other series, except to the extent limited by a 0.10% expense cap that currently applies (but might not always apply) to the Acquired Fund;

     - Comparative performance of the Acquired and Acquiring Funds was not considered a significant factor since the Acquiring Fund is a New Acquiring Fund which has no operating history; and



     - JHT is much larger than JHVST, and the Combination will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.


                                     PROPOSAL 14

          APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
                 COMBINATION OF THE MID CAP GROWTH FUND OF JHVST INTO
                            THE MID CAP STOCK TRUST OF JHT
                              (MID CAP GROWTH FUND ONLY)

                                       OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

     Pursuant to the separate JHT Reorganization described under "Overview of the Proposed Reorganization," it is proposed that the JHT Aggressive Growth Trust will also be combined into the JHT Mid Cap Stock Trust (the "Acquiring Fund").

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                              JHVST MID CAP GROWTH FUND             JHT MID CAP STOCK TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS                  A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $220,812,743                         $495,424,701*
AS OF 6/30/04:                                                 *Does not reflect a JHT Fund
                                                               combination expected to become
                                                               effective April 29, 2005. See
                                                               "Capitalization."

INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

INVESTMENT SUBADVISER     Wellington Management Company, LLP   Wellington Management Company, LLP
AND PORTFOLIO MANAGERS:   ("Wellington")                       ("Wellington")
                          The portfolio manager is:            The portfolio manager is:
                          Frank J. Broggan, CFA                Michael Carmen
                          -- Vice-President of Wellington      -- Senior Vice-President of
                                                               Wellington

INVESTMENT OBJECTIVE:     This is a mid cap stock fund with    To seek long-term growth of
                          a growth emphasis that seeks         capital. (The Fund is a mid cap
                          long-term capital appreciation.      stock fund.)

PRINCIPAL INVESTMENT      The Fund invests primarily in the    The Fund invests, under normal
STRATEGY:                 common stocks of mid-sized U.S.      market conditions, at least 80% of
                          Companies that are believed to       its net assets (plus any
                          offer above-average potential for    borrowings for investment
                                                               purposes) in equity

                              JHVST MID CAP GROWTH FUND             JHT MID CAP STOCK TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                          growth in revenues and earnings.     securities of medium-sized
                                                               companies with significant capital
                                                               appreciation potential.

OTHER INVESTMENT          The subadviser selects stocks        The subadviser's investment
STRATEGIES:               using a combination of proprietary   approach is based primarily on
                          quantitative and qualitative         proprietary fundamental analysis,
                          equity research. Quantitative        which may also be shaped by
                          screening seeks to identify a        secular and industry themes.
                          group of high-quality companies      Fundamental analysis involves the
                          with above-average growth            assessment of a company through
                          characteristics, while equity        such factors as its business
                          research seeks to identify           environment, management, balance
                          individual companies from that       sheet, income statement,
                          group with a higher potential for    anticipated earnings, revenues and
                          long-term earnings and capital       other related measures of value.
                          appreciation.
                                                               In analyzing a company for
                          The subadviser buys companies that   investment, the subadviser looks
                          seem attractive based on a           for, among other things, a strong
                          combination of criteria,             balance sheet, strong earnings
                          including: superior historical       growth, attractive industry
                          earnings growth; prospects for       dynamics, strong competitive
                          above-average growth; attractive     advantages (e.g., great management
                          valuations; strong market            team), and attractive relative
                          positions; favorable new products;   value within the context of a
                          and superior management.             security's primary trading market.
                                                               Securities are sold when the
                          The Fund's sector exposures are      investment has achieved its
                          broadly diversified but are          intended purpose, or because it is
                          primarily a result of stock          no longer considered attractive.
                          selection and therefore may vary
                          significantly from its benchmark     The Fund tends to invest in
                          (Russell 2500 Growth Index).         companies whose capitalization is
                                                               similar to the market
                          The Fund normally invests in 60 to   capitalization of companies in the
                          110 stocks and at least 80% of its   Russell Mid Cap Index.
                          assets in mid cap companies (those
                          with market capitalizations within   The Fund may invest up to 10% of
                          the range of capitalizations of      its assets in foreign securities.
                          companies represented in the
                          Russell Mid Cap Growth Index or
                          the Russell Mid Cap Index).
                          The Fund normally has 10% or less
                          (usually lower) of its assets in
                          cash and cash equivalents. The
                          Fund may invest in initial public
                          offerings (IPOs).

HEDGING AND OTHER         The Fund may use a variety of        The Fund is authorized to use
STRATEGIES:               hedging strategies, including put    various strategies, including
                          and call options on securities,      exchange-listed and
                          financial futures contracts and      over-the-counter put and call
                          fixed income indices and interest    options on securities, financial
                          rate swaps.                          futures contracts and fixed income
                                                               indices and

                              JHVST MID CAP GROWTH FUND             JHT MID CAP STOCK TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                                                               other financial instruments,
                                                               financial futures contracts,
                                                               interest rate transactions and
                                                               currency transactions for hedging
                                                               purposes.

OTHER SECURITIES:         The Fund may invest in other types
                          of securities that are not primary
                          investment vehicles, including:
                          U.S. dollar denominated foreign
                          securities, certain Exchange
                          Traded Funds (ETFs) and certain
                          derivatives (investments whose
                          values are based on indices or
                          other securities).

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures -- such as holding large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, policies and risks of the Acquired and Acquiring Funds are substantially similar. Both Funds are equity funds that seek long-term capital appreciation or growth of capital by investing primarily in the securities of U.S. mid-cap companies, and both have Wellington as subadviser.

     The two Funds differ principally in that the Acquiring Fund, but not the Acquired Fund, limits to 10% of its assets the amount it may invest in foreign securities, and the Acquired Fund has a practice of concentrating its investments in a relatively small number of issuers. In addition, the subadviser uses quantitative analysis and qualitative equity research in selecting stocks for the Acquired Fund and fundamental analysis in selecting stocks for the Acquiring Fund. Finally, the Acquired Fund historically has invested in companies with somewhat smaller market capitalizations than the Acquiring Fund is expected to do.

     The investment objective of the Acquired Fund may, but at present that of the Acquiring Fund may not, be changed without shareholder approval. However, the Board of Trustees of JHT, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of the Acquiring Fund to be changed without shareholder approval and directed that the proposal be submitted to shareholders at the JHT Shareholders Meeting.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the NAV shares of the Acquired Fund for the year ended December 31, 2004; (ii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming they had been outstanding during the year ended December 31, 2004; (iii) the pro forma expense ratios of the

NAV shares of the Acquiring Fund assuming that the Reorganization, including the issuance of NAV shares in connection therewith, had occurred at the commencement of the year ended December 31, 2004; and (iv) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming that both the Combination pursuant to the Reorganization and the separate combination of the JHT Aggressive Growth Trust into the Acquiring Fund pursuant to the JHT Reorganization had occurred at the commencement of the year ended December 31, 2004. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                           JHT                      JHT
                              JHVST                JHT             MID CAP STOCK TRUST      MID CAP STOCK TRUST
                         MID CAP GROWTH    MID CAP STOCK TRUST     (ACQUIRING FUND) (3)     (ACQUIRING FUND) (3)
                              FUND          (ACQUIRING FUND)            (PRO FORMA          (PRO FORMA ASSUMING
                         (ACQUIRED FUND)     (PRO FORMA)(1)      ASSUMING REORGANIZATION)   JHT REORGANIZATION)
                           NAV SHARES          NAV SHARES               NAV SHARES               NAV SHARES
                         ---------------   -------------------   ------------------------   --------------------
Management Fee.........       0.96%               0.86%                    0.85%(2)                 0.84%(2)
Distribution and
  Service (12b-1)
  Fee..................       None                None                     None                     None
Other Expenses.........       0.09%               0.05%                    0.04%                    0.04%
Total Fund Annual
  Expenses.............       1.05%               0.91%                    0.89%                    0.88%


---------------


(1) The pro forma expense ratios for the NAV shares are based on the expense ratios of the Series I shares of the Acquiring Fund for the year ended December 31, 2004 adjusted to reflect the proposed management fee increase described in note (2) and the absence of a Rule 12b-1 fee applicable to the NAV shares.


(2) The amount shown reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.

(3) Reflects JHT Aggressive Growth Trust merging into JHT Mid Cap Stock Trust effective April 29, 2005.


EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
JHVST Mid Cap Growth Fund...................................   $107     $334      $579      $1,283
  (Acquired Fund) -- NAV shares
JHT Mid Cap Stock Trust.....................................   $ 93     $290      $504      $1,120
  (Acquiring Fund) -- NAV shares (Pro forma)
JHT Mid Cap Stock Trust.....................................   $ 91     $284      $493      $1,096
  (Acquiring Fund) -- NAV shares (Pro forma assuming
  Reorganization)
JHT Mid Cap Stock Trust.....................................   $ 90     $281      $488      $1,084
  (Acquiring Fund) -- NAV Shares (Pro forma -- assuming JHT
  Reorganization)

INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedules:


      JHVST MID CAP GROWTH FUND                  JHT MID CAP STOCK TRUST
           (ACQUIRED FUND)                          (ACQUIRING FUND)
      -------------------------                  -----------------------
1.00% of the first $50 million;          0.875% of the first $200 million;
0.95% of the next $150 million; and      0.850% of the next $300 million; and
0.90% of the excess over $200 million,   0.825% of the excess over $500 million.


     The fee schedule for the Acquiring Fund reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.

     Wellington Management Company, LLP ("Wellington") serves as the subadviser to both the Acquired Fund and the Acquiring Fund and is responsible for managing the investment and reinvestment of the assets of each. Wellington, a Massachusetts limited liability partnership, has its principal business offices located at 75 State Street, Boston, Massachusetts 02109. The managing partners of Wellington are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. With respect to the Acquired Fund, Wellington receives, as compensation for its services, a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Portfolio. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund. With respect to the Acquiring Fund, Wellington receives, as compensation for its services, a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Funds are both equity funds that seek long-term capital appreciation or growth of capital by investing primarily in the securities of U.S. mid-cap companies, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:        The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and
                          periods of falling prices. The value of equity securities
                          purchased by the Funds could decline if the financial
                          condition of the companies the Funds invest in decline or if overall market and economic conditions deteriorate. Stocks tend to go up and down in value more than bonds.
INVESTMENT CATEGORY       The returns of a Fund's specific equity investment category
RISK:                     may lag the return of the overall stock market. For example, the Funds' "mid-cap" approaches carry the risk that in
                          certain markets mid-cap stocks will underperform small-cap and large cap stocks.
MID CAP STOCK RISK:       The Funds' investments in mid-sized companies may be subject to more erratic price movements than investments in large
                          established companies.
MANAGER RISK              Each Fund's subadviser and its investment strategies may
                          fail to produce the intended results, and each Fund could
                          underperform its peers or lose money if its subadviser's
                          strategies do not perform as expected.


     The primary risks of investing in the Acquired and Acquiring Funds differ in that: the Acquired Fund could, by investing more than 10% of its assets in foreign securities, have a greater exposure to foreign securities risk (including exposure to possible economic, political and social instability, foreign currency rate fluctuations, foreign ownership limits and restrictions on removing currency); and the Acquired Fund's practice of concentrating its investments in a relatively small number of issuers could produce more volatile performance.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds" below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004: (i) the annual total return of the NAV shares of the Acquired Fund; and
(ii) the annual total return of the Series I shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST or JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                                     ONE    FIVE     TEN    LIFE OF   DATE FIRST
FUND                                                YEAR    YEARS   YEARS    FUND     AVAILABLE
----                                                ----    -----   -----   -------   ----------
JHVST Mid Cap Growth Fund -- NAV shares...........  11.67%  7.76%   11.46%    N/A     05/01/1994
  (Acquired Fund)
JHT Mid Cap Stock Trust -- Series I shares(1).....  19.04%  2.32%     N/A    2.19%    05/01/1999
  (Acquiring Fund)


---------------

(1) For the Acquiring Fund, Series I share performance will be lower than NAV share performance because Series I shares have been subject to 12b-1 fees of 0.15% since January 2002.

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."


     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:



     - The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;



     - Wellington, as subadviser to the both the Acquired and Acquiring Funds, may be expected to provide continuity in the quality of its investment advisory services and personnel;



     - The Acquiring Fund has a lower advisory fee and is expected to have a lower overall expense ratio than the Acquired Fund;



     - Although the Acquired Fund has historically outperformed the Acquiring Fund, the latter has a limited operating history and its performance may be expected to improve with larger assets and more efficient management following the Combination; and

     - The Combination will result in a portfolio which will have a larger asset base to defray costs and enable greater flexibility in portfolio management and will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.


                                  PROPOSAL 15


       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE


             COMBINATION OF THE MID CAP VALUE B FUND OF JHVST INTO

                           THE MID VALUE TRUST OF JHT

                          (MID CAP VALUE B FUND ONLY)


                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                              JHVST MID CAP VALUE B FUND              JHT MID VALUE TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS                  A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $140,264,985*                        None*
AS OF 6/30/04:            * Adjusted to reflect a JHVST Fund   * The Acquiring Fund will commence
                            combination effective October        operations upon the consummation
                            29, 2004. See "Capitalization."      of the Reorganization.

INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

INVESTMENT SUBADVISER                 T. Rowe Price Associates, Inc ("T. Rowe Price")
AND PORTFOLIO MANAGERS:
                          Each Fund is managed by an investment advisory committee overseen by:
                          David J. Wallack, Vice President of T. Rowe Price

INVESTMENT OBJECTIVE:     This is a mid cap stock fund with    To seek long-term capital
                          a value emphasis that seeks          appreciation
                          long-term capital appreciation.

PRINCIPAL INVESTMENT      The Fund invests primarily in a      The Fund, a mid cap stock fund
STRATEGY:                 diversified mix of common stocks     with value emphasis, invests,
                          of mid-sized U.S. companies that     under normal market conditions,
                          are believed to be undervalued by    primarily in a diversified mix of
                          various measures and offer good      common stocks of mid-sized U.S.
                          prospects for capital                companies that are believed to be
                          appreciation.                        undervalued by various measures
                                                               and offer good prospects for
                                                               capital appreciation.

OTHER INVESTMENT          The subadviser employs a value       The subadviser employs a value
STRATEGIES:               approach in selecting stocks using   approach in selecting stocks using
                          proprietary fundamental equity       proprietary fundamental equity
                          research. The subadviser generally   research. The subadviser generally
                          looks for companies with:            looks for companies with:
                          -- low stock price relative to       -- low stock prices relative to
                          assets,                              assets,

                              JHVST MID CAP VALUE B FUND              JHT MID VALUE TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                             earnings, cash flow or business      earnings, cash flow or business
                             franchise value;                     franchise value;
                          -- attractive operating margins      -- attractive operating margins
                             and significant cash flow            and significant cash flow
                             generation;                          generation;
                          -- sound balance sheets and other    -- sound balance sheets and other
                             positive financial                   positive financial
                             characteristics; and                 characteristics;
                          -- significant stock ownership by    -- significant stock ownership by
                             management.                          management; and
                                                               -- experienced and capable
                                                                  management.

                          The Fund's sector exposures are      The Fund's sector exposures are
                          broadly diversified but are          broadly diversified but are
                          primarily a result of stock          primarily a result of stock
                          selection and therefore may vary     selection and therefore may vary
                          significantly from its benchmark.    significantly from its benchmark.

                          The Fund normally invests in 75 to   The Fund normally invests at least
                          140 stocks with at least             80% (usually higher) of its assets
                          80%(usually higher) of its assets    in companies with market
                          in companies with market             capitalizations that are within
                          capitalizations that are within      the range of capitalizations of
                          the range of capitalizations of      companies in the Russell Mid Cap
                          companies in the Russell Mid Cap     Value Index or the Russell Mid Cap
                          Value Index or the Russell Mid Cap   Index.
                          Index.
                          The Fund normally has 10% or less    The Fund normally has less than
                          (usually lower) of its assets in     10% of its assets in cash and cash
                          cash and cash equivalents.           equivalents.

HEDGING AND OTHER         The Fund may use a variety of        The Fund is authorized to use
STRATEGIES:               hedging strategies, including put    various hedging strategies,
                          and call options on securities,      including: exchange-listed and
                          financial futures contracts and      over-the-counter put and call
                          fixed income indices and interest    options on securities, financial
                          rate swaps.                          futures contracts and fixed income
                                                               indices and other financial
                                                               instruments, financial futures
                                                               contracts, interest rate
                                                               transactions and currency
                                                               transactions.

OTHER SECURITIES:         Each Fund may invest in initial public offerings (IPOs). Each Fund may purchase other types of securities that are not primary investment vehicles, for example: foreign securities, certain Exchange Traded
                          Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities).

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The Acquiring Fund is a New Acquiring Fund which been organized for purposes of the Reorganization and to substantially match the investment objectives, policies and risks of the Acquired Fund. Accordingly, both Funds are mid cap stock funds with value emphases that invest primarily in a diversified mix of common stocks of mid-sized U.S. companies. Moreover, T. Rowe Price is the subadviser for both Funds and uses substantially the same value approach in selecting securities for both.

     The investment objectives of the Acquired Fund and the Acquiring Fund may be changed without shareholder approval.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS

     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the Acquired Fund (NAV shares) for the year ended December 31, 2003; and (ii) the estimated expenses for the current year of the Acquiring Fund (NAV shares). The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.

                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                        JHT MID VALUE TRUST
                                                     JHVST MID CAP       (ACQUIRING FUND)
                                                      VALUE B FUND      (ESTIMATED EXPENSES
                                                   (ACQUIRED FUND)(3)     FOR 2005)(1)(3)
                                                       NAV SHARES           NAV SHARES
                                                   ------------------   -------------------
Management Fee...................................         1.05%                1.01%
Distribution and Service (12b-1) Fee.............         None                 None
Other Expenses...................................         0.17%                0.07%
Total Fund Annual Expenses.......................         1.22%                1.08%
Expense Reimbursement............................         0.07%(2)               --
Net Fund Annual Expenses.........................         1.15%                1.08%


---------------


(1) The Acquiring Fund will not issue shares prior to the Exchange Date. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005, because the Acquiring Fund will carry over the financial statements of the Acquired Fund and report the historical financial information of the Acquired Fund for periods prior to the Exchange Date as its own.



(2) Under its investment management agreement with JHVST, JHLICO reimburses the Acquired Fund when its "other expenses" exceed 0.10% of the Fund's average daily net assets. The agreement will remain in effect until April 14, 2006 and may be renewed each year thereafter by JHVST.


(3) Does not reflect the JHVST Mid Cap Value Fund merging into the JHVST Mid Cap Value B Fund effective October 29, 2004.


EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Mid Cap Value B Fund..........................   $117     $374      $650      $1,440
  (Acquired Fund) -- NAV shares
JHT Mid Cap Value Trust.............................   $110     $343      $595      $1,317
  (Acquiring Fund) -- NAV shares (Estimated expenses
     for 2005)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund each pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


      JHVST MID CAP VALUE B FUND               JHT MID CAP VALUE TRUST
           (ACQUIRED FUND)                        (ACQUIRING FUND)
      --------------------------               -----------------------
1.05% of the first $100 million; and    1.05% of the first $50 million; and
1.00% of the excess over $100 million.  0.95% of the excess over $50 million.


     T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the subadviser to both the Acquired Fund and the Acquiring Fund and is responsible for managing the investment and reinvestment of the assets of each. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of
T. Rowe Price. With regard to the Acquired Fund, T. Rowe Price receives, as compensation for its services, a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund. With regard to the Acquiring Fund, T. Rowe Price receives, as compensation for its services, a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since, as described above, the Acquired and Acquiring Funds are both mid-cap stock funds with value emphases that invest primarily in a diversified mix of common stocks of mid-sized U.S. companies, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:  The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of equity securities purchased by the Funds could decline if the financial conditions of companies the Funds invest in decline or if overall market and economic conditions deteriorate. Stocks tend to go up and down in value more than bonds.



INVESTMENT CATEGORY
RISK: The returns of a Fund's specific equity investment category may lag the return of the overall stock market. For example, the Funds' "mid-cap" approaches carry the risk that in certain markets mid-cap stocks will underperform small-cap and or large cap stocks. Similarly, the Funds' "value" emphases carry the risk that in certain markets "value" stocks will underperform "growth" stocks.



MID CAP STOCK RISK: The Funds' investments in mid-sized companies may be subject to more erratic price movements than investments in large established companies.



MANAGER RISK:       Each Fund's subadviser and its investment strategies may
                    fail to produce the intended results, and each Fund could underperform its peers or lose money if its subadviser's strategies do not perform as expected.



CONCENTRATION RISK: To the extent a Fund invests in securities of a relatively small number of issuers, it could RISK: experience more volatile performance relative to funds that invest in a larger number of issuers.


     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds," below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the NAV shares of the Acquired Fund. Performance information for the Acquiring Fund is not presented because the Acquiring fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the NAV shares of the Acquired Fund as the historical performance of the NAV shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                          ONE     FIVE     TEN    LIFE OF   DATE FIRST
FUND                                      YEAR    YEARS   YEARS    FUND     AVAILABLE
----                                     ------   -----   -----   -------   ----------
JHVST Mid Cap Value B Fund -- NAV        18.74%   8.99%    N/A     8.00%    05/01/1998
  shares (Acquired Fund)...............


                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

     - The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

     - T. Rowe Price, as subadviser to both the Acquired Fund and the Acquiring Fund, may be expected to provide continuity in its investment advisory services and personnel;


     - The Acquiring Fund has a lower advisory fee and a lower overall expected expense ratio than the Acquired Fund;


     - Comparative performance of the Acquired and Acquiring Funds was not considered a significant factor since the Acquiring Fund is a New Acquiring Fund which has no operating history; and

     - JHT is much larger than JHVST, and the Combination will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.

                                  PROPOSAL 16

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
               COMBINATION OF THE MONEY MARKET FUND OF JHVST INTO
                        THE MONEY MARKET TRUST B OF JHT
                            (MONEY MARKET FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                               JHVST MONEY MARKET FUND              JHT MONEY MARKET TRUST B
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS                  A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $658,330,721                         None.*
AS OF 6/30/04:                                                 * The Acquiring Fund will commence
                                                                 operations upon the consummation
                                                                 of the Reorganization.

INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

INVESTMENT SUBADVISER     Wellington Management Company, LLP   MFC Global Investment Management
AND PORTFOLIO MANAGERS:   ("Wellington")                       (U.S.A.) Limited ("MFC Global
                                                               (U.S.A.)")
                          The portfolio manager is:
                          John Keogh, Senior Vice President
                          of Wellington

                               JHVST MONEY MARKET FUND              JHT MONEY MARKET TRUST B
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
INVESTMENT OBJECTIVE:     This is a money market fund that     To obtain maximum current income
                          seeks to preserve capital and        consistent with preservation of
                          liquidity while also seeking to      principal and liquidity.
                          achieve a competitive yield.

PRINCIPAL INVESTMENT      The Fund intends to maintain a       The Fund intends to maintain a
STRATEGY:                 stable net asset value of $1.00      constant per share net asset value
                          per share.                           of $10.00.
                          The Fund invests in U.S. dollar      The Fund invests in high quality,
                          denominated money market             U.S. dollar denominated money
                          instruments rated in one of the      market instruments of the
                          two highest short-term credit        following types:
                          rating categories, primarily
                          including:                           -- obligations issued or
                          -- commercial paper and other           guaranteed as to principal
                             short-term obligations of U.S.       and interest by the U.S.
                             and foreign issuers (including       Government, or any agency or
                             asset-backed securities);            instrumentality of the U.S.
                          -- certificates of deposit, bank        Government ("U.S. Government
                             notes and other obligations of       Securities"), or obligations of
                             U.S. and foreign banks and           foreign governments including
                             other lending institutions;          those issued or guaranteed as
                          -- debt securities issued by            to principal or interest by the
                             foreign governments and agencies;    Government of Canada (or any
                          -- U.S. Treasury, agency and state      province of Canada)(and payable
                             and local government                 in U.S. dollars);
                             obligations; and                  -- certificates of deposit, bank
                          -- repurchase agreements.               notes, time deposits, Eurodollars,
                                                                  Yankee obligations and bankers'
                          The subadviser's investment             acceptances of U.S. banks,
                          approach combines top-down              foreign branches of U.S. banks,
                          analysis with fundamental               foreign banks and U.S. savings
                          bottom-up security selection. The       and loan associations which (at
                          subadviser considers factors such       the date of investment) have
                          as the anticipated level of             capital, surplus and undivided
                          interest rates and the maturity of      profits as of the date of their
                          individual securities to determine      most recent published financial
                          the Fund's overall weighted             statements in excess of
                          average maturity. The subadviser        $100,000,000 (or less than
                          seeks securities with an                $100,000,000 if the principal
                          acceptable maturity, issued by          amount of such bank obligations
                          issuers on a sound financial            is insured by the Federal
                          footing, that are marketable and        Deposit Insurance Corporation
                          liquid and that offer competitive       or the Saving Association
                          yields. obligations of U.S. and         Insurance Fund);
                          foreign issuers                      -- commercial paper rated (or
                                                                  guaranteed by a company whose
                                                                  commercial paper is rated)
                                                                  within the two highest rating
                                                                  categories (such as "P-1" or
                                                                  "P-2" by Moody's or "A-1" or
                                                                  "A-2" by Standard & Poor's);
                                                               -- corporate obligations maturing
                                                                  in

                               JHVST MONEY MARKET FUND              JHT MONEY MARKET TRUST B
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                                                                  397 days or less which at the
                                                                  date of investment are rated
                                                                  within the two highest rating
                                                                  categories (such as "Aa" or
                                                                  higher by Moody's or "AA" or
                                                                  higher by Standard & Poor's);
                                                               -- short-term obligations issued
                                                                  by state and local governmental
                                                                  issuers;
                                                               -- securities that have been
                                                                  structured to be eligible money
                                                                  market instruments such as
                                                                  participation interests in
                                                                  special purpose trusts that
                                                                  meet the quality and maturity
                                                                  requirements in whole or in
                                                                  part due to features for credit
                                                                  enhancement or for shortening
                                                                  effective maturity; and
                                                               -- repurchase agreements with
                                                                  respect to any of the foregoing
                                                                  obligations.

OTHER INVESTMENT          The Fund only invests in             All of the Fund's investments will
STRATEGIES:               individual securities with a         mature in 397 days or less, and
                          maximum remaining maturity of 397    the Fund maintains a
                          days (13 months). The overall        dollar-weighted average Fund
                          weighted average maturity of the     maturity of 90 days or less.
                          Fund's investments is 90 days or
                          less. The Fund may invest:           The Fund may invest up to 20% of
                          -- up to 5% of assets in             its assets in any of the U.S.
                             securities rated in the           dollar denominated foreign
                             second-highest short-term         securities described above.
                             category (or unrated
                             equivalents); and
                          -- up to 1% of assets or $1
                             million (whichever is greater) in
                             securities of a single issuer
                             rated in the second-highest
                             short-term category (or unrated
                             equivalents)

HEDGING AND OTHER         The Fund is not authorized to use    The Fund is not authorized to
STRATEGIES:               financial futures contracts,         engage in hedging strategies.
                          options thereon or options on
                          indices.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, policies and risks of the Acquired and Acquiring Funds are substantially similar. Both Funds are money market funds that seek capital preservation and liquidity as well as income by investing primarily in high quality, U.S. dollar denominated money market instruments, including U.S. dollar denominated foreign securities.

     There are no material differences between the two Funds.

     An investment in the Acquired Fund or the Acquiring Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Acquired and Acquiring Funds seek to preserve the value of an investment at $1.00 and $10.00 per share, respectively, it is possible to lose money by investing in either Fund.

     The investment objective of the Acquired Fund may, but at present that of the Acquiring Fund may not, be changed without shareholder approval. However, the Board of Trustees of JHT, at its December 13, 2005 meeting, approved a proposal that would permit the investment objective of the Acquiring Fund to be changed without shareholder approval and directed that the proposal be submitted to shareholders at the JHT Shareholders Meeting.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     The following table shows: (i) the ratio of expenses to average net assets of the Acquired Fund (NAV shares) for the year ended December 31, 2004; and (ii) the estimated expenses for the current year of the Acquiring Fund (NAV shares). The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.



                         ANNUAL FUND OPERATING EXPENSES


                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                              JHT
                                                                      MONEY MARKET TRUST B
                                                        JHVST           (ACQUIRING FUND)
                                                  MONEY MARKET FUND   (ESTIMATED EXPENSES
                                                   (ACQUIRED FUND)        FOR 2005)(1)
                                                     NAV SHARES            NAV SHARES
                                                  -----------------   --------------------
Management Fee..................................        0.25%                 0.49%
Distribution and Service (12b-1) Fee............        None                  None
Other Expenses..................................        0.08%                 0.04%
Total Fund Annual Expenses......................        0.33%                 0.53%
Fee Waiver......................................          --                  0.25%(2)
Net Fund Annual Expenses........................        0.33%                 0.28%(2)


---------------


(1) The Acquiring Fund will not issue shares prior to the Exchange Date. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005, because the Acquiring Fund will carry over the financial statements of the Acquired Fund and report the historical financial information of the Acquired Fund for periods prior to the Exchange Date as its own.


(2) The Acquiring Fund is subject to an expense cap. JHIMS will waive its advisory fee (or, if necessary, reimburse expenses of the Acquiring Fund) in an amount so that the rate of the Acquiring Fund's "Total

    Fund Annual Expenses" does not exceed 0.28%. JHT and JHIMS have entered into an agreement under which JHIMS' obligation to provide this expense cap with respect to the Acquiring Fund has no fixed expiration date and terminates only if JHT, without the prior written consent of JHIMS, sells shares of the Acquiring Fund to (or has shares of the Acquiring Fund held by) any person other than the separate accounts of insurance companies affiliated with JHIMS as specified in the agreement.



EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. The examples should not be considered a representation of future expenses of the acquired or acquiring fund. Actual expenses may be greater or less than those shown.



                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
JHVST Money Market Fund (Acquired Fund) -- NAV   $34      $106      $185       $418
  shares......................................
JHT Money Market Trust B (Acquiring Fund) --     $29      $ 90      $157       $356
  NAV shares (Estimated expenses for 2005)....



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


 JHVST MONEY MARKET FUND           JHT MONEY MARKET TRUST B
     (ACQUIRED FUND)                   (ACQUIRING FUND)
 -----------------------           ------------------------
0.25% at all asset levels.  0.50% of the first $500 million; and
                            0.47% of the excess over $500 million.


     Wellington Management Company, LLP ("Wellington") serves as the subadviser to the Acquired Fund and is responsible for managing the investment and reinvestment of its assets. Wellington, a Massachusetts limited liability partnership, has its principal business offices located at 75 State Street, Boston, Massachusetts 02109. The managing partners of Wellington are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. As compensation for its services, Wellington receives a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Portfolio.

     MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") serves as the subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of MFC. The address of MFC and MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. As compensation for its services, MFC Global (U.S.A.) receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Funds are both are money market funds that seek capital preservation and liquidity as well as income by investing primarily in high quality, U.S. dollar denominated money market instruments, including U.S. dollar denominated foreign securities, they have substantially the same risks. The primary risks include the following:


PRINCIPAL RISK:     As stated above, investments in the Funds are not bank
                    deposits and are not guaranteed as to principal and interest. Although each Fund seeks to maintain a constant net asset value per share, it is possible to lose money by investing in either Fund.



INTEREST RATE RISK: When interest rates rise, yields on the Funds' investments will generally rise and prices on the Funds' investments will generally fall. When interest rates fall, the reverse will generally occur. The longer the remaining maturity of instruments held by a Fund, the more sensitive the Fund is to interest rate risk.



CREDIT RISK:        An issuer of a money market instrument held by a Fund may
                    default on its obligation to pay principal and interest, and the credit rating of such instrument may be downgraded. In either case, the value of the instrument held by the Fund would fall.



FOREIGN SECURITIES
RISK: The Funds invest in foreign securities, which involve special risks, including: limited government regulation (including less stringent investor protection and disclosure standards), exposure to possible economic, political and social instability, foreign ownership limits and restrictions on removing currency.



MANAGER RISK:       Each Fund's subadviser and its investment strategies may
                    fail to produce the intended results, and each Fund could underperform its peers or lose money if its subadviser's strategies do not perform as expected.


     The primary risks of investing in the Acquired and Acquiring Funds differ principally in that the Acquired Fund, in contrast to the Acquiring Fund, may invest more than 20% of its assets in U.S. dollar denominated foreign securities and thus may have greater exposure to foreign securities risk.

     For an explanation of debt security ratings, see Appendix B hereto.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds" below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the Acquired Fund. Performance information for the Acquiring Fund is not presented because the Acquiring fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the NAV shares of the Acquired Fund as the historical performance of the NAV shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                                              ONE    FIVE     TEN
FUND                                                          YEAR   YEARS   YEARS
----                                                          ----   -----   -----
JHVST Money Market Fund -- NAV (Acquired Fund)..............  1.09%  2.73%   4.06%

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination as to the Acquired Fund and the Acquiring Fund include the following:

     - The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;


     - MFC Global (U.S.A.), as subadviser to the Acquiring Fund, may be expected to provide investment advisory services and personnel of at least the same quality as that currently provided by Wellington, as subadviser to the Acquired Fund;


     - Comparative performance of the Acquired and Acquiring Funds was not considered a significant factor since the Acquiring Fund is a New Acquiring Fund which has no operating history; and

     - JHT is much larger than JHVST, and the Combination will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth and efficient management.


     Particular consideration was given to the expenses of the two funds. As indicated in the fee table above and based on information as of December 31, 2004, the expense ratio of the Acquiring Fund (after the expense cap) will be lower than that of the Acquired Fund. However, based on the expense ratio information as of June 30, 2004 that was reviewed by the Board, the management fee and expense ratio of the Acquiring Fund were expected to be higher than those of the Acquired Fund. In the Board's view, the Acquired Fund's fees and expenses were lower than industry norms for this kind of fund and reflect competitive pricing issues in the particular markets for which the Acquired Fund has been used as an underlying investment. JHT intends to make the Acquiring Fund available only in the kinds of markets previously served by the Acquired Fund and has entered into a contract with JHIMS pursuant to which JHIMS has agreed to cap the expense ratio of the Acquiring Fund to meet the competitive needs of those markets. The cap has been set at a level that is lower than the expense ratio of the Acquired Fund. Also, because the expense ratio of the Acquiring Fund was expected to be higher than that of the Acquired Fund, JHLICO (U.S.A.) has agreed that it or one or more of its affiliates will pay the expenses of the Reorganization that are allocated to the Acquired Fund. The Board also considered the possibility that other series of JHVST will approve the Reorganization, which could leave the Acquired Fund responsible for expenses that are currently allocated to such other series, except to the extent limited by a 0.10% expense cap that currently applies (but might not always apply) to the Acquired Fund. Under all these circumstances, and in light of the other benefits of the proposed Combination, the Board concluded that the Combination was in the best interests of the shareholders of the Acquired Fund.

                                  PROPOSAL 17

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
            COMBINATION OF THE OVERSEAS EQUITY B FUND OF JHVST INTO
                        THE OVERSEAS EQUITY TRUST OF JHT
                         (OVERSEAS EQUITY B FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                             JHVST OVERSEAS EQUITY B FUND          JHT OVERSEAS EQUITY TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS                  A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $252,858,479*                        None.*
AS OF 6/30/04:            *Adjusted to reflect JHVST Fund      *The Acquiring Fund will commence
                          combinations effective October 29,    operations upon the consummation
                          2004. See "Capitalization."           of the Reorganization.

INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

INVESTMENT SUBADVISER     Capital Guardian Trust Company ("CGTC")
AND PORTFOLIO MANAGERS:
                          The portfolio of each Fund is managed by a team of multiple portfolio managers and research analysts who include:
                          David I. Fisher                      Christopher A. Reed
                          -- Chairman of CGTC                  -- Vice President of CGTC
                          Arthur J. Gromadzki                  Lionel M. Sauvage
                          Richard N. Havas                     -- Senior Vice President of CGCT
                          -- Senior Vice President of CGTC     Nilly Sikorsky
                          Nancy I. Kyle                        -- President of CGTC
                          -- Senior Vice President of CGTC     Rudolf M. Staehelin
                          Gerald du Manior                     -- Senior Vice President of CGTC
                          -- Research Team Coordinator

INVESTMENT OBJECTIVE:     This is an international stock       To seek long-term capital
                          fund that seeks long-term capital    appreciation. (The Fund is an
                          appreciation.                        international stock fund.)

PRINCIPAL INVESTMENT      Each Fund normally invests at least 80% of its assets in equity
STRATEGY:                 securities of companies outside the U.S., in a diversified mix of large established and medium-sized foreign companies located primarily in developed countries and to a lesser extent in emerging markets.

                          The subadviser for each Fund selects stocks using proprietary
OTHER INVESTMENT          fundamental research to identify companies that are believed to be:
STRATEGIES:               -- undervalued (i.e., with current stock price below long-term value);
                          and
                          -- asset-rich with strong balance sheets and able to generate internal cash flows to meet capital needs.

                             JHVST OVERSEAS EQUITY B FUND          JHT OVERSEAS EQUITY TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                          The subadviser employs a research intensive approach using extensive field research and direct company contact to determine the fundamental value of a company. A company's future prospects are determined from analyzing a company's management, financial strength, products, markets, competitors, and future earnings and dividends.
                          Each Fund is managed using a multiple portfolio manager system in which the Fund is divided into segments that are each managed by individual portfolio managers and/or research analysts. Each Fund is normally broadly diversified since its exposures reflect the aggregate decisions of the multiple fund subadvisers and research analysts managing the
                          Fund.
                          Each Fund's country and regional exposures are primarily a result of stock selection and therefore may vary significantly from the benchmark.
                          Each Fund will invest no more that 15% of its assets in emerging market stocks and normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

                          The Fund invests in at least 3       The Fund invests in at least three
                          different countries other than the   different countries other than the
                          U.S., but normally invests in 15     U.S.
                          to 50 countries.

                          Each Fund normally invests in 150 to 300 stocks.

HEDGING AND OTHER         Each Fund may use derivatives, such as futures and forwards, to
STRATEGIES:               implement foreign currency management strategies. Currency management strategies are primarily used for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

OTHER SECURITIES:         Each Fund may invest in initial public offerings (IPOs) and also may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global
                          Depositary Receipts (GDRs), European Depositary Receipts (EDRs),
                          certain Exchange Traded Funds (ETFs), and certain derivatives
                          (investments whose value is based on indices or other securities).

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The Acquiring Fund is a New Acquiring Fund which been organized for purposes of the Reorganization and to substantially match the investment objectives, policies and risks of the Acquired Fund. Accordingly, both Funds are international stock funds that invest at least 80% of their assets in equity securities of companies outside the U.S., in a diversified mix of large established and medium-sized foreign companies located primarily in developed countries and to a lesser extent in emerging markets. Moreover, the Funds have the same subadviser and many of the same portfolio managers.

     The investment objectives of both the Acquired Fund and the Acquiring Fund may be changed without shareholder approval.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the Acquired Fund (NAV shares) for the year ended December 31, 2004; and (ii) the estimated expenses for the current year of the Acquiring Fund (NAV shares). The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                           JHT OVERSEAS EQUITY
                                                                                  TRUST
                                                     JHVST OVERSEAS         (ACQUIRING FUND)
                                                     EQUITY B FUND         (ESTIMATED EXPENSES
                                                    (ACQUIRED FUND)           FOR 2005)(1)
                                                       NAV SHARES              NAV SHARES
                                                    ---------------        -------------------
Management Fee.................................           1.11%(2)                1.05%
Distribution and Service (12b-1) Fee...........           None                    None
Other Expenses.................................           0.53%(3)                0.09%
Total Fund Annual Expenses.....................           1.64%                   1.14%
Expense Reimbursement..........................           0.11%(3)                  --
Net Fund Annual Expenses.......................           1.53%                   1.14%


---------------


(1) The Acquiring Fund will not issue shares prior to the Exchange Date. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005, because the Acquiring Fund will carry over the financial statements of the Acquired Fund and report the historical financial information of the Acquired Fund for periods prior to the Exchange Date as its own.



(2) The amount shown reflects percentages that are calculated as if the current management fee for the Acquired Fund, effective May 1, 2004, were in effect for all of 2004.



(3) The amount shown reflects the discontinuance in 2004 of JHLICO's agreement to reimburse the Acquired Fund for "other expenses" that exceeded 0.10% of the Fund's average daily net assets.



EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Overseas Equity B Fund........................   $167     $517      $892      $1,944
  (Acquired Fund) -- NAV shares
JHT Overseas Equity Trust...........................   $116     $362      $628      $1,386
  (Acquiring Fund) -- NAV shares (Estimated expenses
     for 2005)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedules:


      JHVST OVERSEAS EQUITY B FUND                 JHT OVERSEAS EQUITY TRUST
             (ACQUIRED FUND)                           (ACQUIRING FUND)
      ----------------------------                 -------------------------
1.30% of the first $20 million; 1.15% of   1.05% of the first $300 million; 0.90% of
the next $30 million; and 1.05% of the     the next $200 million; and 0.85% of the
excess over $50 million.                   excess over $500 million.


     Capital Guardian Trust Company ("CGTC") serves as the subadviser to both the Acquired Fund and the Acquiring Fund and is responsible for managing the investment and reinvestment of the assets of each. CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc., which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. With regard to the Acquired Fund, CGTC receives, as compensation for its services, a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund. With regard to the Acquiring Fund, CGTC receives, as compensation for its services, a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since, as described above, both Funds are international stock funds that invest at least 80% of their assets in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries and to a lesser extent in emerging markets, and both have the same subadviser, they have substantially the same risks. The primary risks include the following:


FOREIGN SECURITIES RISK:  The Funds invest in foreign securities, which involve special risks, including: limited government regulation
                          (including less stringent investor protection and disclosure standards), exposure to possible economic, political and
                          social instability, foreign currency rate fluctuations,
                          foreign ownership limits and restrictions on removing
                          currency. To the extent a Fund invests in emerging market
                          countries, it's foreign securities risk will be higher. Both the Acquired and Acquiring Funds may invest up to 15% of
                          assets in emerging market stocks.
STOCK MARKET RISK:        The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and
                          periods of falling prices. Stocks tend to go up and down in value more than bonds. If a fund's investments are
                          concentrated in certain sectors, the fund's performance
                          could be worse than the overall market.
MANAGER RISK:             Each Fund's subadviser and its investment strategies may
                          fail to produce the intended results, and each Fund could
                          underperform its peers or lose money if its subadviser's
                          strategies do not perform as expected.
INVESTMENT CATEGORY       The returns of a Fund's specific equity investment category
RISK:                     may lag the return of the overall stock market. For example, the Funds' "large" or "medium-sized" company approaches
                          carry the risk that in certain markets large- or medium
                          company stocks will underperform smaller company stocks.
DERIVATIVES RISK:         Each Fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments. Also, in a down market,
                          derivatives could become harder to value or sell at a fair price.


     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds" below.

                                  PERFORMANCE

     The following table shows, for the periods ended December 31, 2004, the annual total return of the NAV shares of the Acquired Fund. Performance information for the Acquiring Fund is not presented because the Acquiring fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the NAV shares of the Acquired Fund as the historical performance of the NAV shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                              ONE    FIVE      TEN    LIFE OF   DATE FIRST
FUND                                         YEAR    YEARS    YEARS    FUND     AVAILABLE
----                                         -----   -----    -----   -------   ----------
JHVST Overseas Equity B Fund -- NAV
  shares...................................  11.02%  (4.49)%   N/A     3.46%    05/01/1996
  (Acquired Fund)

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

     - The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

     - CGTC, as subadviser to both the Acquired Fund and the Acquiring Fund, may be expected to provide continuity in the quality of its investment advisory services and personnel;

     - The Acquiring Fund has a lower advisory fee and is expected to have a lower overall expense ratio than the Acquired Fund;

     - Comparative performance of the Acquired and Acquiring Funds was not considered a significant factor since the Acquiring Fund is a New Acquiring Fund which has no operating history; and

     - JHT is much larger than JHVST, and the Combination will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.

                                  PROPOSAL 18

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
          THE COMBINATION OF THE REAL ESTATE EQUITY FUND OF JHVST INTO

                    THE REAL ESTATE SECURITIES TRUST OF JHT

                         (REAL ESTATE EQUITY FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                            JHVST REAL ESTATE EQUITY FUND       JHT REAL ESTATE SECURITIES TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS:                 A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $255,127,211                         $723,670,534
AS OF 6/30/04:

INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

                            JHVST REAL ESTATE EQUITY FUND       JHT REAL ESTATE SECURITIES TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
INVESTMENT SUBADVISER     RREEF America L.L.C. ("RREEF");      Deutsche Asset Management, Inc.
AND PORTFOLIO MANAGERS:   and Van Kampen                       ("DeAM")
                          The RREEF portfolio management       The portfolio managers are:
                          team is overseen by:                 John F. Robertson
                          Karen J. Knudson                     -- Vice-President of DeAM
                          -- Principal of RREEF                Jerry W. Ehlinger
                          John F. Robertson                    -- Managing Director of DeAM
                          -- Principal of RREEF                Mark D. Zeisloft
                                                               -- Vice-President of DeAM
                                                               John W. Vojticek
                                                               -- Portfolio Manager for DeAM

                          The Van Kampen portfolio
                          management team is overseen by:
                          Theodore R. Bigman
                          -- Managing Director, Global Real
                            Estate, of Van Kampen
                          Douglas A. Funke
                          -- Managing Director of Van Kampen

INVESTMENT OBJECTIVE:     To seek above-average income and     To achieve a combination of
                          long-term capital appreciation.      long-term capital appreciation and
                                                               current income.

PRINCIPAL INVESTMENT      The Fund normally invests at least   Under normal market conditions,
STRATEGY:                 80% of its assets in equity          the Fund invests at least 80% of
                          securities of companies              its net assets (plus any
                          principally engaged in the real      borrowings for investment
                          estate industry, including real      purposes) in equity securities of
                          estate operating companies, real     real estate investment trusts
                          estate investment trusts             ("REITs") and real estate
                          ("REITs"), and other similar         companies. Equity securities
                          specialized ownership vehicles.      include common stock, preferred
                                                               stock and securities convertible
                          The Fund mostly invests in stocks    into common stock. A company is
                          of U.S. companies but also invests   considered to be a real estate
                          to a limited extent in foreign       company if, in the opinion of the
                          stocks.                              subadviser, at least 50% of its
                                                               revenues or 50% of the market
                                                               value of its assets at the time
                                                               its securities are purchased by
                                                               the Fund are attributed to the
                                                               ownership, construction,
                                                               management or sale of real estate.

OTHER: INVESTMENT         The Fund employs a multi-manager     The subadviser looks for real
STRATEGIES:               approach with two subadvisers.       estate securities that it believes
                          Each subadviser employs its own      will provide superior returns to
                          investment approach and              the portfolio and attempts to
                          independently manages its portion    focus on companies with the
                          of the Fund. At the end of 2003,     potential for stock price
                          Van Kampen managed approximately     appreciation and a record of
                          52% of the Fund's assets and RREEF   paying dividends.
                          managed the remainder. Investments
                          in and redemptions from the Fund     For this purpose it tracks
                          are evenly divided between           economic conditions and real
                                                               estate market

                            JHVST REAL ESTATE EQUITY FUND       JHT REAL ESTATE SECURITIES TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                          the subadvisers. These allocation    performance in major metropolitan
                          methodologies may change in the      areas and analyzes performance of
                          future.                              various property types within
                                                               those regions. The subadviser uses
                          RREEF selects real estate stocks     information from a nationwide
                          using a combination of approaches:   network of real estate
                          -- top-down, market overview to      professionals to evaluate the
                            identify property sectors with     holdings of real estate companies
                            attractive growth prospects; and   and REITs in which the portfolio
                          -- fundamental research to           may invest. Its analysis also
                          identify companies having strong     includes the companies' management
                            sustainable cash flow growth at    structures, financial structured
                            reasonable valuations and strong   and business strategies. The goal
                            management and balance sheets.     of these analyses is to determine
                                                               which of the issuers the
                          The sector exposures of this         subadvisers believes will be the
                          portion of the Fund may vary         most profitable to the Fund. The
                          significantly from the Fund's        subadviser also considers the
                          benchmark. RREEF normally invests    effect of the real estate
                          in 30 to 60 securities in its        securities markets in general when
                          portion of the Fund.                 making investment decisions. The
                                                               subadviser does not attempt to
                          Van Kampen selects real estate       time the market.
                          stocks using a combination of:
                          -- top-down, market overview to      The subadviser expects that the
                            identify undervalued property      Fund's assets will be invested
                            sectors and geographic regions;    primarily in equity REITs (those
                            and                                that buy real estate and pay
                          -- proprietary, fundamental value-   investors income from the rents
                            driven equity research to select   received and from any profits on
                            companies that are attractively    sale) but may also invest in other
                            priced relative to the value of    kinds of REITs, including mortgage
                            their underlying real estate       REITs (those that lend money to
                            assets.                            building developers and other real
                                                               estate companies and pay investors
                          Van Kampen seeks to maintain broad   income from the interest on those
                          exposure to key property sectors     loans) and hybrid REITs (those
                          (i.e. apartments, retail, and        that engage in both owning real
                          office/industrial) and normally      estate and making loans).
                          invests in 30 to 60 securities in
                          its portion Fund.                    The Fund may realize some
                                                               short-term gains or losses if the
                          Each portion of the Fund normally    subadviser chooses to sell a
                          has 10% or less (usually lower) of   security because it believes that
                          its assets in cash and cash          one or more of the following is
                          equivalents.                         true: of the
                                                               -- a security is not fulfilling
                                                               its investment purpose;
                                                               -- a security has reached its
                                                               optimum valuation; or
                                                               -- a particular company or general
                                                                  economic conditions have
                                                                  changed.

HEDGING AND OTHER         The Fund may use a variety of        The Fund is authorized to use
STRATEGIES:               hedging strategies, including put    various strategies, including
                          and call options on securities,      exchange-listed and
                          financial futures contracts and      over-the-counter put and call
                          fixed income indices and interest    options on securities, financial
                          rate swaps.                          futures contracts and fixed income
                                                               indices and

                            JHVST REAL ESTATE EQUITY FUND       JHT REAL ESTATE SECURITIES TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                                                               other financial instruments,
                                                               financial futures contracts,
                                                               interest rate transactions and
                                                               currency transactions for hedging
                                                               purposes.

OTHER SECURITIES:         Each portion of the Fund may also    When the subadviser believes that
                          purchase other types of securities   it is prudent, the Fund may invest
                          that are not primarily investment    a portion of its assets in other
                          vehicles, for example: foreign       securities, including convertible
                          securities denominated in U.S.       securities, short- term
                          dollars or any other currency,       securities, bonds, notes,
                          equity securities of non-real        securities of companies not
                          estate businesses whose real         principally engaged in the real
                          estate holdings are significant in   estate industry, non- leveraged
                          relation to their market             stock index futures contracts and
                          capitalization, certain Exchange     other similar securities. (Stock
                          Traded Funds (ETFs) and certain      index futures contracts can help
                          derivatives.                         the Fund's cash assets remain
                                                               liquid while performing more like
                                                               stocks.)

DIVERSIFICATION:          The Fund is diversified, meaning     The Fund is non-diversified,
                          it may not invest more than 5% of    meaning that it can take larger
                          its total assets in the              positions in individual issuers.
                          securities, or own more than 10%
                          of the outstanding voting
                          securities, of any one issuer.*
                          * The Fund became diversified on
                            December 31, 2004.

TEMPORARY DEFENSIVE       In abnormal market conditions, each portion of each Fund may take
INVESTING:                temporary defensive measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives, policies and risks of the Acquired and Acquiring Funds are substantially similar. Both Funds seek long-term capital appreciation and current income by investing primarily in equity securities of companies principally engaged in the real estate industry, and both Funds may invest in other types of securities, including foreign securities and securities not related to the real estate industry.

     The two Funds differ principally in that the Acquired Fund has two subadvisers which emphasize, respectively, growth and value approaches to selecting real estate securities, while the Acquiring Fund focuses on companies with the potential for growth. In addition, each separately managed portion of the Acquired Fund concentrates its investments in a relatively small number of issuers. Moreover, while the Acquired Fund has recently become "diversified", the Acquiring Fund is "non-diversified".

     The investment objective of the Acquired Fund may, but at present that of the Acquiring Fund may not, be changed without shareholder approval. However, the Board of Trustees of JHT, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of the Acquiring Fund to be changed without shareholder approval and directed that the proposal be submitted to shareholders of the Acquiring Fund at the JHT Shareholders Meeting.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the NAV shares of the Acquired Fund for the year ended December 31, 2004; (ii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming they had been outstanding during the year ended December 31, 2004; and (iii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming that the Reorganization, including the issuance of NAV shares in connection therewith, had occurred at the commencement of the year ended December 31, 2004. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                    JHT
                                                               JHT              REAL ESTATE
                                           JHVST           REAL ESTATE       SECURITIES TRUST
                                        REAL ESTATE      SECURITIES TRUST    (ACQUIRING FUND)
                                        EQUITY FUND      (ACQUIRING FUND)   (PRO FORMA ASSUMING
                                      (ACQUIRED FUND)     (PRO FORMA)(1)      REORGANIZATION)
                                         NAV SHARES         NAV SHARES          NAV SHARES
                                      ----------------   ----------------   -------------------
Management Fee......................        0.93%              0.70%(2)            0.70%(2)
Distribution and Service (12b-1)
  Fee...............................        None               None                None
Other Expenses......................        0.08%              0.05%               0.04%
Total Fund Annual Expenses..........        1.01%              0.75%               0.74%

---------------


(1) The pro forma expense ratios for the NAV shares are based on the expense ratios of the Series I shares of the Acquiring Fund for the year ended December 31, 2004 adjusted to reflect the proposed management fee increase described in note (2) and the absence of a Rule 12b-1 fee applicable to the NAV shares.


(2) The amount shown reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.


EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Real Estate Equity Fund.......................   $103     $322      $558      $1,236
  (Acquired Fund) -- NAV shares
 JHT Real Estate Securities Trust...................   $ 77     $240      $417      $  930
  (Acquiring Fund) -- NAV shares (Pro forma)
 JHT Real Estate Securities Trust...................   $ 76     $237      $411      $  918
  (Acquiring Fund) -- NAV shares (Pro forma assuming
     Reorganization)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedules:


       JHVST REAL ESTATE EQUITY FUND           JHT REAL ESTATE SECURITIES TRUST
              (ACQUIRED FUND)                          (ACQUIRING FUND)
       -----------------------------           --------------------------------
1.10% of the first $50 million; 1.00% of the     0.700% at all asset levels.
next $50 million; 0.90% of the next $100
million; and 0.80% of the excess over $200
million.


     The fee schedule for the Acquiring Fund reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.

     RREEF America L.L.C. ("RREEF") and Van Kampen serve as subadvisers to the Acquired Fund, and each is responsible for managing the investment and reinvestment of the assets of its portion of the Acquired Fund. RREEF is located at 875 North Michigan Avenue 41st Floor, Chicago, Illinois 60611 and it is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Van Kampen is located at 1221 Avenue of the Americas, New York, New York 10020. "Van Kampen" is a registered trade name used by Morgan Stanley Investment Management, Inc. in its role as a subadviser to the Acquired Fund. As compensation for their services, each of RREEF and Van Kampen receives a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. These fees are paid by JHLICO out of the management fee it receives for the Acquired Fund and are not additional charges to the Acquired Fund.

     Deutsche Asset Management, Inc. ("DeAM") serves as the subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. DeAM, located at 280 Park Avenue, New York, New York 10017, is an indirect wholly-owned subsidiary of Deutsche Bank AG. As compensation for its services, DeAM receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since both Funds seek long-term capital appreciation and current income by investing primarily in equity securities of companies principally engaged in the real estate industry, and both may invest in foreign securities and securities not related to the real estate industry, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:        The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and
                          periods of falling prices. The value of equity securities
                          purchased by the Funds could decline if the financial
                          conditions of companies the Funds invest in decline or if
                          overall market and economic conditions deteriorate. Stocks tend to go up and down in value more than bonds.

REAL ESTATE SECURITIES    REITs or other real estate-related securities are subject to
RISK:                     the risks associated with direct ownership of real estate, including declines in the value of real estate, risks
                          related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not
                          diversified. They could also fail to qualify for tax-free
                          pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.

SECTOR RISK:              The Funds concentrate their investments in the real estate sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds
                          investing in a broader range of industries. In addition,
                          companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the
                          sector.

FOREIGN SECURITIES RISK:  The Funds invest in foreign securities, which involve special risks, including: limited government regulation
                          (including less stringent investor protection and disclosure standards), exposure to possible economic, political and
                          social instability, foreign currency rate fluctuations,
                          foreign ownership limits and restrictions on removing
                          currency.

MANAGER RISK:             The Funds' subadvisers and their investment strategies may fail to produce the intended results, and the Funds could
                          underperform their peers or lose money if such strategies do not perform as expected.


     The primary risks of investing in the Acquired and Acquiring Fund differ in that each of the separately managed portions Acquired Fund concentrates its investments in a relatively small number of issuers and may therefore experience more volatile performance. In addition, the Acquiring Fund is "non-diversified", while the Acquired Fund, as of December 31, 2004, is "diversified." A non-diversified Fund's ability to take larger positions in individual companies could lead to more volatile performance relative to a more diversified fund.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds" below.

                                  PERFORMANCE

     The following table shows, for the period indicated ended December 31, 2004: (i) the annual total return of the NAV shares of the Acquired Fund; and
(ii) the annual total return of the Series I shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST or JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                                               ONE    FIVE     TEN
FUND                                                          YEAR    YEARS   YEARS
----                                                          -----   -----   -----
JHVST Real Estate Equity Fund -- NAV shares.................  36.48%  21.51%  14.28%
  (Acquired Fund)
JHT Real Estate Securities Trust -- Series I shares(1)......  32.04%  19.57%   9.77%
  (Acquiring Fund)


---------------

(1) For the Acquiring Fund, Series I share performance will be lower than NAV share performance because Series I shares have been subject to 12b-1 fees of 0.15% since January 2002.

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

     - The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

     - DeAM, as subadviser to the Acquiring Fund, may be expected to provide investment advisory services and personnel (including some of the same personnel) of at least the same quality of as those currently provided by RREEF and Van Kampen, as subadvisers to the Acquired Fund;

     - The Acquiring Fund has a lower advisory fee and is expected to have a lower overall expense ratio than the Acquired Fund;

     - Although the Acquired Fund has better long-term performance, the Acquiring Fund has had comparable performance in the short-term, especially after DeAM became the subadviser, and the performance of the Acquiring Fund may improve with larger assets and more efficient management following the Combination; and


     - The Combination will result in a portfolio which will have a larger asset base to defray costs and enable greater flexibility in portfolio management and will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.

                                  PROPOSAL 19


       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE

             COMBINATION OF THE SHORT-TERM BOND FUND OF JHVST INTO
                        THE SHORT-TERM BOND TRUST OF JHT
                          (SHORT-TERM BOND FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                              JHVST SHORT-TERM BOND FUND           JHT SHORT-TERM BOND TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS:                 A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $252,468,527                         None.*
AS OF 6/30/04:                                                 * The Acquiring Fund will commence
                                                                 operations upon the consummation
                                                                 of the Reorganization.

INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

INVESTMENT SUBADVISER     Independence Investment, LLC         Declaration Management & Research
AND PORTFOLIO MANAGERS:   ("Independence")                     LLC ("Declaration")

                          The portfolio managers are:          The portfolio managers are:
                          James E. Shallcross                  James E. Shallcross
                          -- Senior Vice President of          -- Senior Vice President of
                             Independence                         Declaration
                          Peter Farley, CFA                    Peter Farley
                          -- Vice President of Independence    -- Vice President of Declaration

INVESTMENT OBJECTIVE:     This is a short-term bond fund of    To seek income and capital
                          medium credit quality that seeks     appreciation. (The Fund is a
                          income and capital appreciation.     short- term bond fund.)

PRINCIPAL INVESTMENT      Each Fund normally invests at least 80% of its assets in a diversified
STRATEGY:                 mix of debt securities and instruments, including but not limited to:
                          -- U.S. Treasury and Agency securities;
                          -- asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage backed securities
                             ("CMBS") and collateralized mortgage offerings ("CMOs");
                          -- corporate bonds, both U.S. and foreign (if dollar-denominated); and
                          -- foreign government and agency securities (if dollar denominated).

OTHER INVESTMENT          The subadviser for each Fund evaluates specific bonds and bond sectors
STRATEGIES:               using a combination of proprietary research and quantitative tools. The subadviser invests in bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of
                          U.S. Treasury securities.

                              JHVST SHORT-TERM BOND FUND           JHT SHORT-TERM BOND TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                          Each Fund normally has:
                          -- an average credit quality rating of "A" or "AA";
                          -- a weighted average effective maturity between one and three years;
                          -- no more than 15% of its assets in high yield bonds; and
                          -- 10% or less of its assets in cash and cash equivalents.

HEDGING AND OTHER         The Fund may purchase other types    The Fund is authorized to use
STRATEGIES:               of securities that are not primary   various hedging strategies,
                          investment vehicles, for example:    including: exchange-listed and
                          certain derivatives (investments     over-the-counter put and call
                          whose value is based on indexes or   options on securities, financial
                          other securities).                   futures contracts and fixed income
                                                               indices and other financial
                                                               instruments, financial futures
                                                               contracts, interest rate
                                                               transactions and currency
                                                               transactions.

OTHER SECURITIES:         The Fund may purchase other types    The Fund may have significant
                          of securities that are not primary   exposure to derivatives, such as
                          investment vehicles, for example:    forwards, futures, options and
                          certain derivatives (investments     swaps. The subadviser actively
                          whose value is based on indexes or   uses derivatives to manage the
                          other securities).                   average maturity and interest rate
                                                               sensitivity for the Fund. Currency
                                                               management strategies are
                                                               primarily used for hedging
                                                               purposes and to protect against
                                                               changes in foreign currency
                                                               exchange rates.

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The Acquiring Fund is a New Acquiring Fund which been organized for purposes of the Reorganization and to substantially match the investment objectives, policies and risks of the Acquired Fund. Accordingly, both Funds are short-term bond funds of medium credit quality that seek income and capital appreciation. Both Funds have the same average credit quality of "A" or "AA" and the same weighted average effective maturity between one and three years, and neither invests more that 15% of its total assets in high yield bonds. Moreover, the Funds, whose subadvisers are affiliated, have the same portfolio managers.

     The investment objectives of both the Acquired Fund and the Acquired Fund may be changed without shareholder approval.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the Acquired Fund (NAV shares) for the year ended December 31, 2004; and (ii) the estimated expenses for the current year of the Acquiring Fund (NAV shares). The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.



                         ANNUAL FUND OPERATING EXPENSES


                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                         JHT
                                                                                SHORT-TERM BOND TRUST
                                                                JHVST             (ACQUIRING FUND)
                                                         SHORT-TERM BOND FUND    (ESTIMATED EXPENSES
                                                           (ACQUIRED FUND)         FOR 2005)(1)(2)
                                                              NAV SHARES             NAV SHARES
                                                         --------------------   ---------------------
Management Fee.........................................          0.60%                   0.58%(2)
Distribution and Service (12b-1) Fee...................          None                    None
Other Expenses.........................................          0.09%                   0.05%
Total Fund Annual Expenses.............................          0.69%                   0.63%


---------------


(1) The Acquiring Fund will not issue shares prior to the Exchange Date. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees, which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005, because the Acquiring Fund will carry over the financial statements of the Acquired Fund (and its predecessor) and report the historical financial information of the Acquired Fund (and its predecessor) for periods prior to the Exchange Date as its own.


(2) Advisory fees are reduced or JHIMS reimburses the Acquiring Fund if the total of all expenses (including, for example, custodial, legal and accounting fees, but excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business) applicable to the Acquiring Fund exceed 0.50%. This voluntary expense reimbursement is not reflected in the table above and may be terminated at any time.


EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
JHVST Short-term Bond Fund..................................   $70      $221      $384       $859
  (Acquired Fund) -- NAV shares
JHT Short-term Bond Trust...................................   $64      $202      $351       $786
  (Acquiring Fund) -- NAV shares (Estimated expenses for
     2005)

INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedules:


JHVST SHORT-TERM BOND FUND         JHT SHORT-TERM BOND TRUST
     (ACQUIRED FUND)                    (ACQUIRING FUND)
--------------------------         -------------------------
0.60% at all asset levels.   0.60% of the first $100 million;
                             0.575% of the next $150 million; and
                             0.55% of the excess over $250 million.


     Independence Investment, LLC ("Independence") serves as the subadviser to the Acquired Fund and is responsible for managing the investment and reinvestment of its assets. Independence is located at 53 State Street, Boston, Massachusetts 02109 and is owned by JHLICO. The ultimate parent entity of JHLICO is MFC. As compensation for its services, Independence receives a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund.

     Declaration Management & Research LLC ("Declaration") serves as the subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. Declaration is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, Virginia 22102. Declaration is a wholly-owned subsidiary of Independence Declaration Holdings LLC ("Independence Holdings") which, in turn, is a wholly owned subsidiary of JHLICO. The ultimate parent entity of JHLICO is MFC. As compensation for its services, Declaration receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since both Funds are short-term bond funds of medium credit quality that seek income and capital appreciation and have the same average credit quality, average effective maturity and limitation on investing in high yield bonds, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:  The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds.


BOND RISK:          Bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, the Funds' bond yields will generally rise, and the Funds' bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining maturity of bonds held by the Funds, the more sensitive the Funds are to interest rate risk. The Funds have less interest rate risk than intermediate term or long term bond funds.


HIGH YIELD BOND
RISK: High yield or "junk bonds" may be subject to more volatile or erratic price movements than investment grade securities due to investor sentiment. In a down market, high yield securities may become harder to value or to sell at a fair price.



TURNOVER RISK:      The Funds' turnover rates will generally be greater than
                    100%. In general, the greater the volume of buying and selling by a Fund (i.e., the higher its "turnover rate"), the greater the impact that brokerage commissions and other transaction costs will have on its performance.
                    Any turnover rate in excess of 100% is considered relatively high.



DERIVATIVES RISK:   The Funds' use of certain derivative instruments (such as
                    options, futures and swaps) can produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.



CONCENTRATION RISK: The Funds' investments in securities of a relatively small number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers.



FOREIGN SECURITIES
RISK: The Funds invest in foreign securities, which involve special risks, including: limited government regulation (including less stringent investor protection and disclosure standards), exposure to possible economic, political and social instability, foreign currency rate fluctuations, foreign ownership limits and restrictions on removing currency.



MANAGER RISK:       Each Fund's subadviser and its investment strategies may
                    fail to produce the intended results, and each Fund could underperform its peers or lose money if its subadviser's strategies do not perform as expected.


     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds," below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the NAV shares of the Acquired Fund. Performance information for the Acquiring Fund is not presented because the Acquiring fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the NAV shares of the Acquired Fund as the historical performance of the NAV shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                                     ONE    FIVE     TEN    DATE FIRST
FUND                                                 YEAR   YEARS   YEARS   AVAILABLE
----                                                 ----   -----   -----   ----------
JHVST Short-term Bond Fund -- NAV shares...........  1.42%  5.15%   5.58%   05/01/1994
  (Acquired Fund)


                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

     - The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

     - Declaration, as subadviser to the Acquiring Fund, may be expected to provide the same quality of investment advisory services and personnel as those currently provided by Independence as subadviser to the Acquired Fund;

     - The Acquiring Fund has a lower advisory fee and is expected to have a lower overall expense ratio than the Acquired Fund;

     - Comparative performance of the Acquired and Acquiring Funds was not considered a significant factor since the Acquiring Fund is a New Acquiring Fund which has no operating history; and

     - JHT is much larger than JHVST, and the Combination will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.

                                  PROPOSAL 20

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
        COMBINATION OF THE SMALL CAP EMERGING GROWTH FUND OF JHVST INTO
                       THE SMALL CAP GROWTH TRUST OF JHT
                     (SMALL CAP EMERGING GROWTH FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                          JHVST SMALL CAP EMERGING GROWTH FUND       JHT SMALL CAP GROWTH TRUST
                                    (ACQUIRED FUND)                       (ACQUIRING FUND)
                          ------------------------------------   ----------------------------------
BUSINESS                  A separate series of JHVST.            A separate series of JHT.

APPROXIMATE NET ASSETS    $231,145,083*                          None*
AS OF 6/30/04:            *Adjusted to reflect a JHVST Fund      *The Acquiring Fund will commence
                           combination effective October 29,      operations upon the consummation
                           2004. See "Capitalization."            of the Reorganization.

INVESTMENT ADVISER:       John Hancock Life Insurance Company    John Hancock Investment Management
                          ("JHLICO").                            Services, LLC ("JHIMS").

INVESTMENT SUBADVISER     Wellington Management Company, LLP ("Wellington")
AND PORTFOLIO MANAGERS:
                          The portfolio manager is: Steven C. Angeli, Senior Vice President of
                          Wellington.

INVESTMENT OBJECTIVE:     This is a small-cap stock fund with    To seek long-term capital
                          a growth emphasis that seeks           appreciation (The Fund is a small
                          long-term capital appreciation.        cap stock fund.)

                          JHVST SMALL CAP EMERGING GROWTH FUND       JHT SMALL CAP GROWTH TRUST
                                    (ACQUIRED FUND)                       (ACQUIRING FUND)
                          ------------------------------------   ----------------------------------
PRINCIPAL INVESTMENT      The Fund invests primarily in the      The Fund invests, under normal
STRATEGY:                 common stocks of small U.S.            market conditions, primarily in
                          companies that are believed to offer   small- cap companies that are
                          above-average potential for growth     believed to offer above-average
                          in revenues and earnings.              potential for growth in revenues
                                                                 and earnings.

                          Each Fund normally invests in 50 to 120 stocks.

OTHER INVESTMENT          The subadviser for each Fund selects stocks using a combination of
STRATEGIES:               initial and quantitative screening and in depth proprietary equity research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

                          The subadviser for each Fund looks for companies based on a combination of criteria including: improving market shares and strong financial trends, superior management with significant equity ownership; and
                          attractive valuations relative to earnings growth outlook.

                          Each Fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. Each Fund's sector exposures are broadly diversified but are primarily a result of stock selection and therefore may vary significantly from the benchmark.

                          Each Fund will normally invests at least 80% of its assets in small companies (those with market capitalization that are within the range of capitalization of companies represented in the Russell 2000 Growth Index or the Russell 2000 Index).

                          Each Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

HEDGING AND OTHER         The Fund may use a variety of          The Fund is authorized to use
STRATEGIES:               hedging strategies, including the      various hedging strategies,
                          use of: put and call options on        including exchange- listed and
                          securities, financial futures          over-the-counter put and call
                          contracts and fixed income indices     options on securities, financial
                          and interest rate swaps.               futures contracts and fixed income
                                                                 indices and other financial
                                                                 instruments, financial futures
                                                                 contracts, interest rate
                                                                 transactions and currency
                                                                 transactions.

OTHER SECURITIES:         Each Fund may invest in initial public offerings (IPOs).

                          Each Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives
                          (investments whose value is based on indices or other securities).

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The Acquiring Fund is a New Acquiring Fund which been organized for purposes of the Reorganization and to substantially match the investment objectives, policies and risks of the Acquired Fund. Accordingly, both Funds seek long-term capital appreciation by investing primarily in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. The Funds will be managed in the same manner by the same subadviser and portfolio manager.

     The two Funds differ principally in that the Acquired Fund normally concentrates its investments in 50 to 120 stocks, a relatively small number of issuers.

     The investment objectives of both the Acquired Fund and the Acquiring Fund may be changed without shareholder approval.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund The following table shows: (i) the ratio of expenses to average net assets of the Acquired Fund (NAV shares) for the year ended December 31, 2004; and (ii) the estimated expenses for the current year of the Acquiring Fund (NAV shares). AS INDICATED, IF SHAREHOLDERS OF THE ACQUIRED FUND APPROVE THE COMBINATION, THEY WILL EXPERIENCE INCREASED FEES AND EXPENSES AS A RESULT OF THE COMBINATION. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                 JHT
                                                                              SMALL CAP
                                                          JHVST             GROWTH TRUST
                                                    SMALL CAP EMERGING    (ACQUIRING FUND)
                                                       GROWTH FUND       (ESTIMATED EXPENSES
                                                     (ACQUIRED FUND)     FOR 2005)(1)(2)(4)
                                                        NAV SHARES           NAV SHARES
                                                    ------------------   -------------------
Management Fee....................................          1.05%               1.08%
Distribution and Service (12b-1) Fee..............          None                None
Other Expenses....................................          0.30%               0.07%
Total Fund Annual Expenses........................          1.35%               1.15%
Expense Reimbursement.............................          0.21%(3)              --
Net Fund Annual Expenses..........................          1.14%               1.15%


---------------


(1) The Acquiring Fund will not issue shares prior to the Exchange Date. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005, because the Acquiring Fund will carry over the financial statements of the Acquired Fund (and its predecessor) and report the historical financial information of the Acquired Fund (and its predecessor) for periods prior to the Exchange Date as its own.


(2) Advisory fees are reduced or JHIMS reimburses the Acquiring Fund if the total of all expenses (including, for example, custodial, legal and accounting fees, but excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business) applicable to the Acquiring Fund exceed the annual rate of 0.50% of the average net assets of the Fund. This voluntary expense reimbursement is not reflected in the table and may be terminated at any time.


(3) Under its investment management agreement with JHVST, JHLICO reimburses the Acquired Fund when its "other expenses" exceed 0.10%. This agreement will remain in effect until March 14, 2006 and may be renewed thereafter by JHVST.



(4) Does not reflect JHVST Small Cap Growth Fund merging into JHVST Small Cap Emerging Growth Fund on October 29, 2004.



EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Small Cap Emerging Growth Fund................   $137     $428      $739      $1,624
  (Acquired Fund) -- NAV shares
JHT Small Cap Growth Trust..........................   $117     $365      $633      $1,398
  (Acquiring Fund) -- NAV shares (Estimated expenses
  for 2005)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


 JHVST SMALL CAP EMERGING GROWTH FUND          JHT SMALL CAP GROWTH TRUST
           (ACQUIRED FUND)                          (ACQUIRING FUND)
 ------------------------------------          --------------------------
1.05% of the first $100 million; and     1.10% of the first $100 million; and
1.00% of the excess over $100 million.   1.05 of the excess over $100 million.


     Wellington Management Company, LLP ("Wellington") serves as the subadviser to both the Acquired Fund and the Acquiring Fund and is responsible for managing the investment and reinvestment of the assets of each. Wellington, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. The managing partners of Wellington are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. Wellington has managed the Acquired Fund since May, 2003. Wellington receives, as compensation for its services to the Acquired Fund, a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund. As compensation for its services to the Acquiring Fund, Wellington receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since, as described above, the Acquired and Acquiring Funds have substantially the same investment objectives and policies (and the same subadviser and portfolio manager), they have substantially the same risks. The primary risks include the following:

STOCK MARKET RISK:  The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of equity securities purchased by the Funds could decline if the financial conditions of companies the Funds invest in decline or if overall market and economic conditions deteriorate. Stocks tend to go up and down in value more than bonds.


INVESTMENT CATEGORY
RISK: The returns of a Fund's specific equity investment category may lag the return of the overall stock market. For example, the Funds' "small-cap" approach carries the risk that in certain markets small-cap stocks will underperform mid cap or large cap stocks. Similarly, the Fund's "growth" approach carries the risk that in certain markets "growth" stocks will underperform "value" stocks.



SMALL CAP STOCK
RISK: The Funds' investments in smaller companies may be subject to more erratic price movements than investments in large established companies.



MANAGER RISK:       The Funds' subadviser and its investment strategies may fail to produce the intended results, and each Fund could underperform its peers or lose money if the subadviser's strategies do not perform as expected.


     The primary risks of investing in the Acquired and Acquiring Funds differ in that the Acquired Fund's policy of concentrating its investments in a relatively small number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds" below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the NAV shares of the Acquired Fund. Performance information for the Acquiring Fund is not presented because the Acquiring fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the NAV shares of the Acquired Fund as the historical performance of the NAV shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                             ONE    FIVE     TEN    LIFE OF   DATE FIRST
FUND                                         YEAR   YEARS   YEARS    FUND     AVAILABLE
----                                         ----   -----   -----   -------   ----------
JHVST Small Cap Emerging Growth Fund         9.45%  0.50%    N/A     2.99%    05/01/1996
  (Acquired Fund) -- NAV shares


                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

     - The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;

     - Wellington, the subadviser to the Acquired Fund, will also be the subadviser to the Acquiring Fund and, may be expected to provide continuity in the quality of its investment advisory services and personnel;


     - The Acquired Fund has a lower net expense ratio than the Acquiring Fund is expected to have, but that ratio results from an expense reimbursement provision that may not always be available; in light of the fact that the Acquiring Fund is expected to have a lower expense ratio than the Acquired Fund in the absence of the expense reimbursement provision, and that because the expense ratio of the Acquiring Fund will be initially higher than that of the Acquired Fund JHLICO (U.S.A.) has agreed that it or one or more of its affiliates will pay the expenses of the Reorganization that are allocated to the Acquired Fund, the JHVST Board believed that this factor should not impede its approval;



     - Comparative performance of the Acquired and Acquiring Funds was not considered a significant factor since the Acquiring Fund is a New Acquiring Fund which has no operating history; and



     - JHT is much larger than JHVST, and the Combination will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.


                                  PROPOSAL 21


 APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE COMBINATION
                   OF THE SMALL CAP VALUE FUND OF JHVST INTO

                        THE SMALL CAP VALUE TRUST OF JHT
                          (SMALL CAP VALUE FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                              JHVST SMALL CAP VALUE FUND           JHT SMALL CAP VALUE TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS                  A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $210,630,869                         None*
AS OF 6/30/04:                                                 -- The Acquiring Fund will
                                                               commence operations upon the
                                                                  consummation of the
                                                                  Reorganization.

                              JHVST SMALL CAP VALUE FUND           JHT SMALL CAP VALUE TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

INVESTMENT SUBADVISER     T. Rowe Price Associates, Inc.       Wellington Management Company, LLP
AND PORTFOLIO MANAGERS:   ("T. Rowe Price"); and Wellington    ("Wellington").
                          Management Company, LLP
                          ("Wellington").

                          The T. Rowe Price investment         The portfolio manager is:
                          advisory committee is headed by:     Stephen T. O'Brien, CFA
                          Preston G. Athey, CFA, CIC           -- Senior Vice President of
                          -- Vice President of T. Rowe Price      Wellington

                          The Wellington portfolio manager
                          is:
                          Stephen T. O'Brien, CFA
                          -- Senior Vice President of
                             Wellington

INVESTMENT OBJECTIVE:     This is a small-cap stock fund       To seek long-term capital
                          with a value emphasis that seeks     appreciation.
                          long-term capital appreciation.

PRINCIPAL INVESTMENT      Each Fund invests, under normal market conditions, at least 80% of its
STRATEGY:                 assets in small-cap companies (those with INVESTMENT market capitalizations that are within the range of capitalizations of companies represented in the Russell 2000 Value Index or the Russell
                          2000 Index).

                          Each Fund invests primarily in a diversified mix of common stocks of small U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.




OTHER INVESTMENT          The Fund employs a multi-manager     Wellington employs a value
STRATEGIES:               approach with two Wellington         approach in selecting stocks,
                          employs a value approach in          using proprietary fundamental
                          selecting stocks, subadvisers,       research to identify stocks having
                          each of which employs its own        distinct value characteristics
                          investment using proprietary         based on industry-specific
                          fundamental research to identify     valuation criteria. It uses
                          approach and independently manages   initial quantitative screens to
                          its portion of the stocks having     identify high quality
                          distinct value characteristics       conservatively valued companies
                          based on Fund. As of year end        with above average rates of
                          2003, T. Rowe Price managed          profitability selling at a
                          approximately 61% of the Fund's      discount relative to the overall
                          assets and Wellington managed        small cap market. Fundamental
                          approximately 39% of the Fund's      research is then used to identify
                          assets. All subsequent investments   those companies demonstrating:
                          in the Fund will be allocated 25%    sustainable competitive
                          to the T. Rowe Price portion and     advantages; profitability/free
                          75% to the Wellington portion,       cash flows; strong market share
                          while redemptions will be            positions and trends; quality of
                          allocated on an asset-weighted       and share ownership by management;
                          basis. These allocation              and financial structures that are
                          methodologies may change in the      more conservative than the
                          future.                              relevant industry average.

                          T. Rowe Price employs a value        The Fund's sector exposures are
                          approach in selecting financial      broadly diversified but are
                          structures that are more             primarily a result of stock
                          conservative                         selection and many,

                          than the stocks using proprietary    therefore, vary significantly from
                          fundamental equity research.         its benchmark.
                          relevant industry average. It
                          generally looks for companies        The Fund normally has 10% or less
                          with:                                (usually lower) of its assets in
                                                               cash and cash equivalents.
                          -- low price/earnings, price/book
                          or price/cash flow ratios relative
                             to small-cap stocks, the
                             company's peers, or its own
                             historical norm;
                          -- a low stock price relative to
                             underlying asset values;
                          -- an above average dividend yield
                             relative to the company's peers
                             or its own historic norm;
                          -- a sound balance sheet and other
                             positive financial
                             characteristics; and
                          -- catalysts with the potential
                          for value realization such as
                             beneficial management change,
                             restructuring, or industry
                             consolidation.
                          This portion of the Fund's sector
                          exposures are broadly diversified
                          but are primarily a result of
                          stock selection and may therefore
                          vary significantly from its
                          benchmark.

                          T. Rowe Price normally invests its
                          portion in 75 to 135 stocks.

                          Wellington employs a value
                          approach in selecting stocks,
                          using proprietary fundamental
                          research to identify stocks having
                          distinct value characteristics
                          based on industry-specific
                          valuation criteria. It uses
                          initial quantitative screening to
                          identify high quality,
                          conservatively valued companies
                          with above average rates of
                          profitability selling at a
                          discount relative to the overall
                          small cap market. Fundamental
                          research is then used to identify
                          those companies demonstrating:
                          sustainable competitive advantage;
                          profitability/free cash flow;
                          strong market share position and
                          trend, quality of and share
                          ownership by management; and
                          financial structures more
                          conservative than the relevant
                          industry average.

                          Wellington will normally invest
                          its portion in 60 to 100 stocks.

                          Each portion's sector exposures
                          are broadly diversified but are
                          primarily a result of stock
                          selection and may therefore vary
                          significantly from its benchmark.

                          Each portion of the Fund normally
                          has 10% or less (usually lower) of
                          its assets in cash or cash
                          equivalents. Each portion of the
                          Fund may invest in initial public
                          offerings (IPOs).

HEDGING AND OTHER         The Fund may use a variety of        The Fund is authorized to use
STRATEGIES:               hedging strategies, including put    various hedging strategies,
                          and call options on securities,      including: exchange-listed and
                          financial futures contracts and      over-the-counter put and call
                          fixed income indices and interest    options on securities, financial
                          rate swaps.                          futures contracts and fixed income
                                                               indices and other financial
                                                               instruments, financial futures
                                                               contracts, interest rate
                                                               transactions and currency
                                                               transactions.

OTHER SECURITIES:         Each Fund may invest in initial public offerings ("IPOs"). Each Fund may purchase other types of securities that are not primary investment vehicles, for example: real estate investment trusts or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain Exchange Traded Funds ("ETFs"), and certain derivatives (investments whose value is based on indices or other securities).

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures -- such as holding large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The Acquiring Fund is a New Acquiring Fund which been organized for purposes of the Reorganization and to substantially match the investment objectives, policies and risks of the Acquired Fund. Accordingly, both Funds seek long-term capital appreciation by investing primarily in small-cap companies that are believed to be undervalued. Moreover, Wellington, one of two subadvisers to the Acquired Fund, is the subadviser to the Acquiring Fund, and it will be managed in the same manner, and by the same portfolio manager, as the Wellington-managed portion of the Acquired Fund.

     The two Funds differ principally in that the Acquiring Fund will not have the subadvisory services of the subadviser responsible for managing the larger portion of the Acquired Fund. Both subadvisers to the Acquired Fund select stocks using proprietary fundamental research, but Wellington also uses initial quantitative screens.

     The investment objectives of both the Acquired Fund and the Acquiring Fund may be changed without shareholder approval.


     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below.

     For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.


                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the Acquired Fund (NAV shares) for the year ended December 31, 2004; and (ii) the estimated expenses for the current year of the Acquiring Fund (NAV shares). AS INDICATED, IF SHAREHOLDERS OF THE ACQUIRED FUND APPROVE THE COMBINATION, THEY WILL EXPERIENCE INCREASED FEES AND EXPENSES AS A RESULT OF THE COMBINATION. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                  JHT SMALL CAP VALUE TRUST
                                       JHVST SMALL CAP VALUE     (ACQUIRING FUND) (ESTIMATED
                                      FUND (ACQUIRED FUND) NAV    EXPENSES FOR 2005)(1)(2)
                                               SHARES                    NAV SHARES
                                      ------------------------   ---------------------------
Management Fee......................             0.95%                        1.08%
Distribution and Service (12b-1)
  Fee...............................             None                         None
Other Expenses......................             0.11%                        0.08%
Total Fund Annual Expenses..........             1.06%                        1.16%
Expense Reimbursement...............             0.01%(3)                       --
Net Fund Annual Expenses............             1.05%                        1.16%


---------------

(1) The Acquiring Fund will not issue shares prior to the Effective Time. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Fund will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the expenses of the Acquiring Fund for financial reporting purposes for the year 2005 because the Acquiring Fund will carry over the financial statements of the Acquired Fund (and its predecessor) and report the historical financial information of the Acquired Fund (and its predecessor) for periods prior to the Effective Time as its own.

(2) Advisory fees are reduced or JHIMS reimburses the Acquiring Fund if the total of all expenses (including, for example, custodial, legal and accounting fees, but excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business) applicable to the Acquiring Fund exceed the annual rate of 0.50% of the average net assets of the Fund. This voluntary expense reimbursement is not reflected in the table and may be terminated at any time.


(3) Under its investment management agreement with JHVST, JHLICO reimburses the Acquired Fund when its "other expenses" exceed 0.10%. This agreement will remain in effect until May 1, 2006 and may be renewed thereafter by JHVST.



EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                ------   -------   -------   --------
JHVST Small Cap Value Fund....................   $107     $336      $584      $1,293
  (Acquired Fund) -- NAV Shares
JHT Small Cap Value Trust.....................   $118     $368      $638      $1,409
  (Acquiring Fund) -- NAV shares (Estimated
     expenses for 2005)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisers, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


     JHVST SMALL CAP VALUE FUND               JHT SMALL CAP VALUE TRUST
           (ACQUIRED FUND)                        (ACQUIRING FUND)
     --------------------------               -------------------------
     0.95% of all asset levels.         1.10% of the first $100 million; and
                                            1.05% of the excess over $100
                                                      million.


     T. Rowe Price Associates, Inc ("T. Rowe Price") and Wellington Management Company, LLP ("Wellington") serve as subadvisers to the Acquired Fund and each is responsible for managing the investment and reinvestment of a portion of its assets. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of T. Rowe Price. Wellington is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. The managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. As compensation for their services, each of T. Rowe Price and Wellington receives a fee from JHLICO stated as an annual percentage of the average daily net assets of the Acquired Fund. These fees are paid by JHLICO out of the management fee it receives for the Acquired Fund and are not additional charges to the Acquired Fund.

     Wellington is also the subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. As compensation for its services, Wellington receives a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since, as described above, the Acquired and Acquiring Funds have substantially the same investment objectives and policies (including one common subadviser and portfolio manager), they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:  The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of equity securities purchased by the Funds could decline if the financial conditions of companies the Funds invest in decline or if overall market and economic conditions deteriorate. Stocks tend to go up and down in value more than bonds.



INVESTMENT CATEGORY
RISK: The returns of a Fund's specific equity investment category may lag the return of the overall stock market. For example, the Funds' "small-cap" approach carries the risk that in certain markets small-cap stocks will underperform mid-cap or large-cap stocks. Similarly, the Funds' "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks.


SMALL/MID CAP
STOCK RISK          The Funds' investments in smaller companies may be subject to more erratic price movements than investments in large established companies.



MANAGER RISK:       The subadvisers and their respective strategies may fail to produce the intended results, and each Fund could underperform its peers or lose money if its subadviser's strategies do not perform as expected.


     The primary risks of investing in the Acquired and Acquiring Funds differ in that the policy of each separately managed portion of the Acquired Fund of concentrating investments in a relatively small number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds," below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the NAV shares of the Acquired Fund. Performance information for the Acquiring Fund is not presented because the Acquiring fund has not yet commenced operations. After the Combination, the Acquiring Fund will assume the historical performance of the NAV shares of the Acquired Fund as the historical performance of the NAV shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                         ONE    FIVE     TEN    LIFE OF   DATE FIRST
FUND                                    YEAR    YEARS   YEARS    FUND     AVAILABLE
----                                    -----   -----   -----   -------   ----------
JHVST Small Cap Value Fund -- NAV.....  25.45%  20.95%   N/A     20.60%   08/31/1999
  (Acquired Fund)


                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:


     - The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;



     - Wellington, one of two subadvisers to the Acquired Fund, will be the subadviser to the Acquiring Fund and may be expected to provide continuity in the quality of its investment advisory services and personnel;

     - Although the management fee and expense ratio of the Acquiring Fund are expected to be higher than those of the Acquired Fund, they are within industry norms, and in the view of the Board were not a basis for failing to approve the Combination given the other benefits of the Combination and that JHLICO (U.S.A.) has agreed that it or one or more of its affiliates will pay the expenses of the Reorganization that are allocated to the Acquired Fund because the expense ratio of the Acquiring Fund is expected to be higher than that of the Acquired Fund. The Board also considered the possibility that other series of JHVST will approve the Reorganization, which could leave the Acquired Fund responsible for expenses (such as certain legal and accounting expenses and expenses of Board and shareholder meetings) that are currently allocated to such other series, except to the extent limited by the 0.10% expense cap that currently applies (but might not always apply) to the Acquired Fund;



     - Comparative performance of the Acquired and Acquiring Funds was not considered a significant factor since the Acquiring Fund is a New Acquiring Fund which has no operating history; and



     - JHT is a much larger fund than JHVST, and the Combination will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.


                                  PROPOSAL 22

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
            COMBINATION OF THE TOTAL RETURN BOND FUND OF JHVST INTO
                         THE TOTAL RETURN TRUST OF JHT
                         (TOTAL RETURN BOND FUND ONLY)

                                    OVERVIEW

     For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS


                             JHVST TOTAL RETURN BOND FUND            JHT TOTAL RETURN TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
BUSINESS:                 A separate series of JHVST.          A separate series of JHT.

APPROXIMATE NET ASSETS    $49,753,817                          $1,346,151,930
AS OF 6/30/04:

INVESTMENT ADVISER:       John Hancock Life Insurance          John Hancock Investment Management
                          Company ("JHLICO").                  Services, LLC ("JHIMS").

INVESTMENT SUBADVISER:             Pacific Investment Management Company, LLC ("PIMCO")

PORTFOLIO MANAGERS:       The portfolio management team is     The portfolio manager is:
                          overseen by:
                          William H. Gross, CFA                William H. Gross, CFA
                          -- Managing Director and Chief       -- Managing Director and Chief
                             Investment Officer of PIMCO          Investment Officer of PIMCO

INVESTMENT OBJECTIVE:     This is an intermediate term bond    To seek to realize maximum total
                          fund of medium credit quality that   return, consistent with
                          seeks                                preservation of

                             JHVST TOTAL RETURN BOND FUND            JHT TOTAL RETURN TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                          income and capital appreciation.     capital and prudent investment
                                                               management.

PRINCIPAL INVESTMENT      The Fund normally invests at least   The Fund invests, under normal
STRATEGY:                 80% of its assets to a diversified   market conditions, at least 65% of
                          mix of debt securities and           its assets in a diversified
                          instruments including but not        portfolio of fixed income
                          limited to:                          securities of varying maturities.
                          -- U.S. Treasury and agency          The average portfolio duration (a
                          securities:                          measure of the expected life of a
                          -- asset-backed and                  fixed income security on a present
                          mortgage-backed securities;          value basis) of the Fund will
                             including mortgage pass-          normally vary within a three to
                             through securities, commercial    six year time frame based on the
                             mortgage backed securities        subadviser's forecast for interest
                             ("CMBS") and collateralized       rates.
                             mortgage offerings ("CMOs");
                          -- corporate bonds, both U.S. and
                             foreign; and
                          -- foreign government and agency
                             securities.

OTHER INVESTMENT          The subadviser makes ongoing         In selecting securities, the
STRATEGIES:               decisions regarding the Fund's       subadviser utilizes economic
                          maturity, sector, and security       forecasting. interest rate
                          exposures.                           anticipation, credit and call risk
                                                               analysis, foreign currency
                          The subadviser uses proprietary      exchange rata forecasting, and
                          fundamental research, economic       other security selection
                          analysis and quantitative tools      techniques. The proportion of the
                          to:                                  Fund's assets committed to
                          -- determine the appropriate         investment in securities with
                          interest rate sensitivity and        particular characteristic, will
                             maturing exposures of the fund    vary based on the subadviser's
                             based on secular and cyclical     outlook for the U.S. and foreign
                             trends in the economy and         economies, the financial markets,
                             financial markets; and            and other factors.
                          -- identify attractively priced      The portfolio may invest up to 10%
                          bond markets, sectors and            of its assets in fixed income
                             securities that will benefit      securities that are rated below
                             from these trends.                investment grade but rated "B" or
                                                               higher by Moodys or Standard &
                                                               Poor's (or if unrated, determined
                                                               by the subadviser to be of
                                                               comparable quality). The Fund may
                                                               also invest up to 20% of its
                                                               assets in securities denominated
                                                               in foreign currencies, and may
                                                               invest beyond this limit in U.S.
                                                               dollar-denominated securities, of
                                                               foreign issuers. Portfolio
                                                               holdings will be concentrated in
                                                               areas of the bond market (based on
                                                               quality, sector, coupon or
                                                               maturity) which the Fund believes
                                                               to be relatively undervalued.

                          The subadviser evaluates bonds of    The types of fixed income
                          all quality and maturity levels      securities in which the Fund may
                          and the Fund normally has:           invest include the following
                          -- an average credit rating of       securities, which unless otherwise
                          "A," "AA" or higher;                 noted may be issued by domestic or
                          -- no more than 20% of its assets    foreign issuers and may be
                          in                                   denominated in U.S. dollars or
                                                               foreign

                             JHVST TOTAL RETURN BOND FUND            JHT TOTAL RETURN TRUST
                                   (ACQUIRED FUND)                      (ACQUIRING FUND)
                          ----------------------------------   ----------------------------------
                             high yield bonds; and             currencies:
                          -- no more than 30% of it's assets   -- securities issued or guaranteed
                          to foreign developed and emerging    by the U.S. Government, its
                             markets bonds (denominated in        agencies or instrumentalities;
                             foreign currencies).              -- corporate debt securities,
                                                               including convertible securities
                                                                  and corporate commercial paper;
                                                               -- mortgage-backed and other
                                                               asset-backed securities;
                                                               -- inflation-indexed bonds issued
                                                               by both government and
                                                                  corporations;
                                                               -- structured notes, including
                                                               hybrid or "indexed" securities:
                                                               -- event-linked bonds, loan
                                                                  participations, delayed funding
                                                                  loan and revolving credit
                                                                  facilities;
                                                                  bank certificates of deposit,
                                                                  fixed time deposits, and
                                                                  bankers' acceptances;
                                                               -- debt securities issued by
                                                               states or local governments and
                                                                  their agencies, authorities and
                                                                  other instrumentalities;
                                                               -- repurchase agreements and
                                                               reverse repurchase agreements; and
                                                               -- obligations of foreign
                                                               governments or their subdivisions,
                                                                  agencies and instrumentalities
                                                                  and of international agencies
                                                                  or supranational entities.

HEDGING AND OTHER         The subadviser actively uses         To obtain market exposure to the
STRATEGIES:               derivatives (investments whose       securities in which the Fund
                          value is based on indices or other   primarily invests and to hedge
                          securities), such as forwards,       currency risk, the Fund may
                          futures, options and swaps, to       purchase and sell options on
                          manage the Fund's average maturity   domestic and foreign securities,
                          and interest rate sensitivity, to    securities indexes and currencies,
                          achieve exposure to a specific       futures and options on futures,
                          market sector and/or to implement    and currency or securities on a
                          foreign currency strategies.         forward basis, and may enter into
                          Currency management strategies are   interest rate, index, equity,
                          primarily used for hedging           credit default swaps and currency
                          purposes and to protect against      rate swap agreements. The Fund
                          changes in foreign currency          normally intends to use foreign
                          exchange rates.                      currency-related strategic
                                                               transactions in an effort to hedge
                                                               foreign currency risk with respect
                                                               to at least 75% of the assets of
                                                               the Fund denominated in currencies
                                                               other than the U.S. dollar.

TEMPORARY DEFENSIVE       In abnormal market conditions, each Fund may take temporary defensive
INVESTING:                measures -- such as holding unusually large amounts of cash and cash equivalents -- that are inconsistent with the Fund's primary investment strategy. In taking those measures, each Fund may not achieve its investment goal'

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES


     The investment objectives, policies and risks of the Acquired and Acquiring Funds are substantially similar in that both Funds are bond funds that seek income and capital appreciation by investing in fixed income securities of varying quality and maturity levels. Moreover, the Funds have the same subadviser (PIMCO) and portfolio manager.


     The two Funds differ principally in that: the Acquired Fund may invest up to 30% of its assets in foreign developed and emerging market bonds denominated in foreign currencies, while the Acquiring Fund may only invest up to 20% of its assets in such foreign securities; and the Acquired Fund may invest up to 20% of its assets, compared to 10% for the Acquiring Fund, in non-investment grade or high yield bonds.


     For an explanation of debt security ratings, see Appendix B hereto.

     The investment objective of the Acquired Fund may, but at present that of the Acquiring Fund may not, be changed without shareholder approval. However, the Board of Trustees of JHT, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of the Acquiring Fund to be changed without shareholder approval and directed that the proposal be submitted to shareholders of the Acquiring Fund at the JHT Shareholders Meeting.

     The investment objectives and strategies of the Acquired Fund and the Acquiring Fund are more fully described in, respectively, the JHVST Prospectus and the JHT Prospectus, which are incorporated herein by reference. See "Comparative Information About JHVST and JHT -- Location of Further Information About the Funds" below. For a comparison of the principal risks of investing in the Acquired and Acquiring Funds, see "Comparison of Principal Investment Risks" below.

                         FEES AND EXPENSES OF THE FUNDS


     NAV shares are the only shares that the Acquired Fund has outstanding, and, as a result of the Combination, those shares will be replaced by NAV shares of the Acquiring Fund. The following table shows: (i) the ratio of expenses to average net assets of the NAV shares of the Acquired Fund for the year ended December 31, 2004: (ii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming they had been outstanding during the year ended December 31, 2004; and (iii) the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming that the Reorganization, including the issuance of NAV shares in connection therewith, had occurred at the commencement of the year ended December 31, 2004. The expense ratios below and the expense examples which follow do not reflect the fees and expenses of any variable contract that may use JHVST or JHT as its underlying investment medium. If such fees and expenses were reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES

                 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                     JHT
                                                             JHT              TOTAL RETURN TRUST
                                     JHVST            TOTAL RETURN TRUST       (ACQUIRING FUND)
                             TOTAL RETURN BOND FUND    (ACQUIRING FUND)           (PRO FORMA
                                (ACQUIRED FUND)         (PRO FORMA)(1)     ASSUMING REORGANIZATION)
                                   NAV SHARES             NAV SHARES            NAV SHARES(2)
                             ----------------------   ------------------   ------------------------
Management Fee.............           0.70%                  0.70%                   0.70%
Distribution and Service...           None                   None                    None
(12b-1) Fee
Other Expenses.............           0.11%                  0.05%                   0.05%
Total Fund Annual
  Expenses.................           0.81%                  0.75%                   0.75%
Expense Reimbursement......           0.01%(3)                 --                      --
Net Fund Annual Expenses...           0.80%(3)               0.75%                   0.75%

---------------


(1) The pro forma expense ratios for the NAV shares are based on the expense ratios of the Series I shares of the Acquiring Fund for the year ended December 31, 2004 adjusted to reflect the proposed management fee increase described in note (2) and the absence of a Rule 12b-1 fee applicable to the NAV shares.


(2) The amount shown reflects a proposed management fee increase of 0.10%, which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at a shareholders' meeting scheduled for March 1, 2005.


(3) Under its investment management agreement with JHVST, JHLICO reimburses the Acquired Fund when its "other expenses" exceed 0.10%. This agreement remains in effect until March 15, 2006 and may be renewed each year thereafter by JHVST.



EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the NAV shares of the Acquired and Acquiring Funds. The examples assume that Fund expenses continue at the rates shown in the table above, that a shareholder invests $10,000 in the particular Fund for the time periods indicated, that all dividends and distributions are reinvested and that the shareholder redeems all of the shares at the end of the periods indicated. The examples also assume that the shareholder's investment has a 5% return each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------   -------   -------   --------
JHVST Total Return Bond Fund........................   $83      $259      $450      $1,002
  (Acquired Fund) -- NAV shares
JHT Total Return Trust..............................   $77      $240      $417      $  930
  (Acquiring Fund) -- NAV shares (Pro forma)
JHT Total Return Trust..............................   $77      $240      $417      $  930
  (Acquiring Fund) -- NAV shares
  (Pro forma assuming Reorganization)



INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS


     The Acquired Fund and the Acquiring Fund pay their respective investment advisors, JHLICO and JHIMS, fees which are calculated as a percentage of the Fund's average daily net assets pursuant to the following fee schedule:


    JHVST TOTAL RETURN BOND FUND               JHT TOTAL RETURN TRUST
           (ACQUIRED FUND)                        (ACQUIRING FUND)
    ----------------------------               ----------------------
0.70% of the first $250 million;             0.70% at all asset levels.
0.68% of the next $250 million; and
0.65% of the excess over $500
  million.


     The fee schedule for the Acquiring Fund reflects a proposed management fee increase of 0.10% which the Board of Trustees of JHT approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Fund for their consideration at the JHT Shareholders Meeting.

     Pacific Investment Management Company, LLC ("PIMCO") serves as the subadviser to the Acquired and Acquiring Funds and is responsible for managing the investment and reinvestment of the assets of each. PIMCO is located at 840 Newport Center Drive, Newport Beach, California, 92660 and is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P., ("ADAM LP") with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. The sole general partner of ADAM LP is Alliantz-PacLife Partners LLC. Allianz-PacLife Partners has three members: ADAM U.S. Holding LLC, the managing member, Pacific Life Insurance Company and Pacific Asset Management LLC. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC, which has two members, Allianz of America, Inc, (which owns a 99.9%, non-managing interest) and Allianz Dresdner Asset Management of America Holding

Inc. (which owns a 0.01%, managing interest). Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of Allianz Dresdner Asset Management Aktiengesellschaft, which is wholly owned by Allianz Aktiengesellschaft ("Alliantz AG"). Alliantz of America, Inc. is wholly-owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P., Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. and is a California-based insurance company.

     With regard to the Acquired Fund, PIMCO receives, as compensation for its services, a fee from JHLICO, stated as an annual percentage of the average daily net assets of the Acquired Fund. This fee is paid by JHLICO out of the management fee it receives for the Acquired Fund and is not an additional charge to the Acquired Fund. With regard to the Acquiring Fund, PIMCO receives, as compensation for its services, a fee from JHIMS stated as an annual percentage of the average daily net assets of the Acquiring Fund. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Fund and is not an additional charge to the Acquiring Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Since the Acquired and Acquiring Fluids are both bond funds that seek income and capital appreciation by investing in fixed income securities of varying quality and maturity levels, including foreign and high yield fixed income securities, they have substantially the same risks. The primary risks include the following:


STOCK MARKET RISK:  The value of the Funds' portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Funds' investments are concentrated in certain sectors, the Funds' performance could be worse than that of the overall market.



BOND RISK:          Bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the Funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall. An increase in the average maturity of a Fund's bonds would generally make the Fund more sensitive to interest rate risk. A Fund with higher rated bonds has less credit risk.



HIGH YIELD BOND
RISK: High yield or "junk bonds" may be subject to more volatile or erratic price movements than investment grade securities due to investor sentiment. In a down market, high yield securities may become harder to value or to sell at a fair price.



FOREIGN SECURITIES
RISK: The Funds invest in foreign securities, which involve special risks. including: limited government regulation (including less stringent investor protection and disclosure standards), exposure to possible economic, political and social instability, foreign currency rate fluctuations, foreign ownership limits and restrictions on removing currency. To the extent a Fund invests in emerging market countries, it's foreign securities risk will be higher.



MANAGER RISK:       Each Fund's subadviser and its investment strategies may
                    fail to produce the intended results, and each Fund could underperform its peers or lose money if its subadviser's strategies do not perform as expected.

DERIVATIVES RISK:   The Funds' use of certain derivative instruments (such as
                    options, futures and swaps) can produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


     The primary risks of investing in the Acquired and Acquiring Funds differ in that the Acquired Fund may have greater exposure to foreign securities risk and high yield bond risk since it may invest larger percentages of its assets than the Acquiring Fund in such securities.

     While they both invest to some extent in risky securities, the underlying investment vehicles are different. For example: the Acquired Fund invests at least 80% of its assets in debt securities, including mortgage-backed securities and corporate bonds, while the Acquiring Fund invests at least 65% of its assets in fixed-income securities of varying maturities. The Acquired Fund may invest up to 20% of its assets in high yield bonds, while the Acquiring Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade. The Acquired Fund may invest in derivatives which could expose the Fund to disproportionate gain or losses. Also, the Acquired Fund's investment in debt securities and instruments of a smaller number of issuers could produce more volatile performance relative to funds that invest in a larger number of issuers.

     The risks of investing in the Acquiring Fund are more fully described in the JHT Prospectus and the Statement of Additional Information, which are incorporated herein by reference. The risks of investing in the Acquired Fund are more fully described in the JHVST Prospectus, which is also incorporated herein by reference. See "Comparative Information About JHVST and
JHT -- Location of Further Information About the Funds" below.

                                  PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2004: (i) the annual total return of the NAV shares of the Acquired Fund; and
(ii) the annual total return of the Series I shares of the Acquiring Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST or JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


                                              ONE    FIVE     TEN    LIFE OF   DATE FIRST
FUND                                          YEAR   YEARS   YEARS    FUND     AVAILABLE
----                                          ----   -----   -----   -------   ----------
JHVST Total Return Bond Fund -- NAV shares..  4.91%   N/A     N/A     4.12%    05/01/2003
  (Acquired Fund)
JHT Total Return Trust -- Series I
  shares(1).................................  5.02%  7.71%    N/A     6.92%    05/01/1999
  (Acquiring Fund)


---------------

(1) For the Acquiring Fund, Series I share performance will be lower than NAV share performance because Series I shares have been subject to 12b-1 fees of 0.15% since January 2002.

                     BOARD CONSIDERATION OF THE COMBINATION

     The JHVST Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Fund and variable contract and certificate owners whose contract values are invested in shares of the Acquired Fund. The JHVST Board of Trustees also recommends the proposed Combination because it has determined that the Combination will not result in the dilution of the interests in the Acquired Fund of existing shareholders and variable contract and certificate owners. Various factors considered by the JHVST Board in approving the Reorganization at its December 15, 2004 meeting are described below under "Information About the Reorganization -- Board Consideration of the Reorganization."

     Particular factors considered by the JHVST Board in approving the Combination of the Acquired Fund into the Acquiring Fund include the following:

     - The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Fund continuity of investment objectives and expectations;


     - PIMCO, as subadviser to both the Acquired and the Acquiring Funds, may be expected to provide continuity in the quality of its investment advisory services and personnel;



     - The Acquiring Fund is expected to have the same management fee as, but a lower expense ratio than the Acquired Fund;


     - The Acquiring Fund has outperformed the Acquired Fund; and


     - The Combination will result in a portfolio which will have a larger asset base to defray costs and enable greater flexibility in portfolio management and will provide shareholders of the Acquired Fund on an ongoing basis with greater prospects for growth, efficient management and reduced overall expenses.


                      INFORMATION ABOUT THE REORGANIZATION


AGREEMENT AND PLAN OF REORGANIZATION


     The following summary of the Plan is qualified in its entirety by reference to the copy of the Plan attached hereto as Exhibit A. The Plan provides that each Acquiring Fund will acquire all of the assets, subject to all of the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions described below, the acquisition will take place on April 29, 2005 or on such later date as may be determined by JHT and JHVST (the "Exchange Date"). The net asset value per share of each class of shares of the Acquired Funds and the Acquiring Funds will be determined by dividing each Fund's assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each Fund will be valued in accordance with the valuation practices of that Fund, which practices will be the same as between an Acquired Fund and its corresponding Acquiring Fund.

     The number of full and fractional shares of each Acquiring Fund received by a shareholder of its corresponding Acquired Fund will be equal in value to the value of the shareholder's full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the Exchange Date (the "Effective Time"). Each Acquired Fund will distribute pro rata to its shareholders of record as of the Effective Time the shares of the corresponding Acquiring Fund received by the Acquired Fund in the Reorganization. Such distributions will be accomplished by the establishment of accounts on the share records of the Acquiring Funds in the names of the shareholders of the corresponding Acquired Funds, each account representing the respective pro rata number of shares of the Acquiring Funds due the shareholder. After such distributions, JHVST will take all necessary steps under Massachusetts law, its Declaration of Trust and any other applicable law to effect a complete dissolution of the Acquired Funds.

     The JHVST Board has determined that the interests of shareholders of and variable contract and certificate owners whose contract values are invested in shares of the Acquired Funds will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Acquired Funds and such shareholders and variable contract and certificate owners. Similarly, the JHT Board has determined the Reorganization is in the best interests of the Acquiring Funds and of their shareholders and contract owners whose contract values are invested in shares of the Acquiring Funds and that the interests of such shareholders and contract owners will not be diluted as a result of the Reorganization.

     The consummation of the Reorganization is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under "Voting Information" below) of each Acquired Fund entitled to vote approve the Reorganization with respect to that Fund. The Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization by mutual agreement of JHVST on behalf of the Acquired Funds and

JHT on behalf of the Acquiring Funds. In addition, the Plan may be terminated as to any corresponding Acquired Fund and Acquiring Fund at any time prior to the Effective Time of the Reorganization, whether before or after approval of the Plan by the shareholders of the Acquired Fund: (i) by JHVST because of a breach by JHT of any material representation, warranty, covenant or agreement in the Plan to be performed for the benefit of the Acquired Fund; (ii) by JHT because of a breach by JHVST of any material representation, warranty, covenant or agreement in the Plan to be performed for the benefit of the Acquiring Fund;
(iii) by resolution of the Board of Trustees of JHVST if it should determine in good faith that proceeding with the Plan is not in the best interests of the Acquired Fund, its shareholders and owners whose variable contracts are funded by shares of the Acquired Fund; or (iv) by resolution of the Board of Trustees of JHT if it should determine in good faith that proceeding with the Plan is not in the best interests of the Acquiring Fund, its shareholders and owners whose variable contracts are funded by shares of the Acquiring Fund. The Plan provides that JHVST on behalf of the Acquired Funds and JHT on behalf of the Acquiring Funds may waive compliance with any of the covenants or conditions made therein for the benefit of the waiving party, except for certain conditions regarding the receipt of regulatory approvals and subject in certain circumstances to Board approval.



     The expenses of the Reorganization will be allocated among and paid by the Acquired Funds and the Acquiring Funds on an asset weighted basis, with the Acquired and Acquiring Fund in any Combination bearing the expenses of that Combination in proportion to their relative net assets as of June 30, 2004, except that JHLICO (U.S.A.) has agreed that it or one or more of its affiliates will pay such expenses that are allocated to the following Acquired Funds that were expected, based on expense ratio information as of June 30, 2004, to experience an increase in annual operating expense ratios as a result of the
Reorganization: the Bond Index Fund, Equity Index Fund, Financial Industries Fund, International Equity Index Fund -- NAV, International Equity Index
Fund -- Series I and Series II, Managed Fund, Small Cap Emerging Growth Fund and Small Cap Value Fund. JHLICO (U.S.A.) or one or more of its affiliates will also pay such expenses of the JHVST Money Market Fund which will be combining into a New Acquiring Fund (the JHT Money Market Trust B) which will be subject to an expense cap. Allocating expenses on an asset-weighted basis as described above will, as a practical matter, result in each of the following Acquired Funds bearing all the expenses of its combination into a New Acquiring Fund that does not have any historic assets or operations: the Active Bond Fund, Growth & Income Fund, Mid Cap Value B Fund, Overseas Equity Fund and Short-Term Bond Fund. Each of these Acquired Funds is expected to experience a decrease in annual operating expenses as a result of the Reorganization.


     Under the Plan, the assets of an Acquired Fund to be acquired by its corresponding Acquiring Fund include JHVST's right to receive from its investment adviser, JHLICO, compensation for any damages to that Acquired Fund arising out of frequent trading ("market timing") activity in shares of that Fund on the part of certain variable contract owners. JHLICO has advised JHVST that it has not yet determined whether any such damages occurred. Any amounts owed to an Acquired Fund by JHLICO would, under the terms of the Plan, be paid to its corresponding Acquiring Fund. To the extent that the Acquiring Fund in such a case is larger than the Acquired Fund, any benefit to Acquired Fund shareholders from such a payment could be reduced.

     The Plan provides that all rights to indemnification existing in favor of the Trustees of JHVST under its Declaration of Trust as of the date of the Plan will survive the Reorganization as obligations of JHT.


     If the Plan is not approved by the shareholders of one or more of the Acquired Funds or is not consummated for any other reason, the JHVST Board will consider other possible courses of action. See "Voting Information." THE JHVST BOARD, INCLUDING ALL THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS APPROVE THE PLAN UNDER PROPOSALS 1 THROUGH 22.



REASONS FOR THE REORGANIZATION


     As a result of the April 28, 2004 acquisition of John Hancock Financial Services, Inc. by MFC, the combined Manulife/John Hancock companies sponsor two variable insurance products funds in the United States. The purpose of the Reorganization is to create a single, larger variable insurance products fund that will operate with greater efficiency while allowing shareholders of each Acquired Fund to continue their investments in an Acquiring Fund with the same or similar investment objectives and policies. See "Overview of Proposed Reorganization -- Reasons for the Reorganization."



BOARD CONSIDERATION OF THE REORGANIZATION



     Matters relating to the Reorganization were considered by JHVST's Board of Trustees at a number of Board meetings beginning in December 2003. Over the same period of time, matters relating to the Reorganization were also considered at a number of meetings of the Board's Trust Governance Committee, which consists of the Trustees who are not "interested persons" (as defined in the 1940 Act) of JHVST (the "Independent Trustees"). JHIMS presented a preliminary proposed structure for the Reorganization to the Board in connection with a meeting of the Board held on September 28, 2004. The Independent Trustees retained independent legal Counsel to assist them in connection with matters relating to the Reorganization. With the assistance of such counsel, the Independent Trustees held a series of meetings for purposes of organizing their deliberations and considering and evaluating the Reorganization. Three such meetings were held on October 25, November 22 and December 6, 2004, where the Independent Trustees, with the assistance of their counsel, reviewed and considered various aspects of the Reorganizations as well as proposals related to each specific Combination. The Board's Audit Committee, which also consists of the Independent Trustees, also considered matters relating to the Reorganization at meetings held on September 21, 2004 and December 14, 2004. In its consideration and evaluation of the Reorganization, the Board and the Trust Governance Committee were assisted by JHVST's regular outside legal counsel; and in connection with a meeting that it held on December 14, 2004, the Trust Governance Committee was also assisted by the independent legal counsel retained by the Independent Trustees. At a meeting on December 15, 2004, the JHVST Board unanimously approved the Reorganization as to each Acquired Fund and its corresponding Acquiring Fund after concluding that the participation of each Acquired Fund in the Reorganization is in the best interests of the Acquired Fund, as well as the best interests of its shareholders and participating variable contract and certificate owners, and that the interests of such existing shareholders and variable contract and certificate owners will not be diluted as a result of the Reorganization.



     In determining whether to approve the Reorganization and recommend its approval to shareholders and variable contract and certificate owners, the JHVST Board made inquiry into a number of matters and considered the following factors, among others: (1) the compatibility of the investment objectives, policies and restrictions of each Acquired Fund and its corresponding Acquiring Fund; (2) the comparative historical performance of the Acquired Funds and their corresponding Acquiring Funds (other than the New Acquiring Funds which have not yet been operational); (3) any advantages to the Acquired Funds which will be combining into Existing Acquiring Funds of investing in larger asset pools with potentially greater diversification and the possible benefits of such a larger asset base to portfolio management of the corresponding Existing Acquiring Funds; (4) expense ratios and available information regarding the fees and expenses of the Acquired Funds and their corresponding Acquiring Funds (historical, estimated with respect to the New Acquiring Funds, and/or pro forma), and the applicability and impact of any voluntary or contractual fee waivers or expense reimbursements with respect to the Acquiring Funds; (5) the prospects for growth, and for achieving economies of scale, of each Acquired Fund in combination with its corresponding Acquiring Fund; (6) the financial strength of, and the nature, extent and quality of the services to be provided by, JHIMS as the investment adviser to the Acquiring Funds; (7) the financial strength, investment experience, personnel and resources of the respective subadvisers to the Acquired Funds and their corresponding Acquiring Funds; (8) the continued service of the respective subadvisers to certain Acquired Funds as the subadvisers to the corresponding Acquiring Funds; (9) the potential benefits to the Acquired Funds of the potentially larger distribution network available to the Acquiring Funds; (10) any benefits to be derived by JHIMS and its affiliates from the Reorganization; (11) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder or contract or certificate owner values; (12) any direct or indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization; (13) the tax consequences of the Reorganization; and (14) possible alternatives to the Reorganization. Although this Proxy Statement/Prospectus includes information with respect to the fees and expenses and performance of Acquired and Acquiring Funds as of December 31, 2004, the JHVST Board reviewed the

Reorganization prior to year-end 2004 and thus considered earlier information as of June 30, 2004 with respect to fees and expenses and performance. Furthermore, the Trustees reviewed comparative performance data for the year-to-date, one-year, three-year, and five-year periods, whereas the Proxy Statement/Prospectus, consistent with applicable SEC form requirements, includes comparative performance data for the one-year, five-year, ten-year, and life-of-fund periods. Instances in which the Trustees relied upon the earlier information which differed materially from the more recent information in making their decision regarding a particular Combination are discussed under the Proposal for that Combination under the heading "Board Consideration of the Combination."


     The JHVST Board was mindful that, because JHT is substantially larger than JHVST, JHT, as a whole, can be managed and administered more efficiently than can JHVST. Moreover, a number of the JHVST Funds are quite similar to and in some cases essentially the same as larger Funds that JHT currently offers. The Board was aware that the larger JHT Funds can generally be managed more economically and effectively than the smaller JHVST Funds which they closely resemble. In view of these considerations, among others, the JHVST Trustees believe that the Reorganization of JHVST into JHT will best ensure that variable contract owners who currently participate in JHVST will continue on a long-term basis to have access to investment vehicles (i.e., JHT and the Acquiring Funds) that the Manulife/Hancock organization is most able and motivated to serve and support on an efficient and effective basis. The JHVST Board believes that this is a significant potential benefit of the Reorganization for participants in all of the Acquired Funds.


     The JHVST Board's decision to recommend approval of the Reorganization was also based on a number of other factors, including the following which relate to the Combination of each Acquired Fund with its corresponding Acquiring Fund:



          1. The investment objectives, policies and risks of the Acquiring Funds are the same or substantially similar to those of their corresponding Acquired Funds and will afford shareholders of the Acquired Funds continuity of investment objectives and expectations;



          2. JHIMS and the respective subadvisers to the Acquiring Funds may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by JHLICO and the respective subadvisers to the Acquired Funds;


          3. Each Acquired Fund in combination with its corresponding Acquiring Fund may expect to benefit from one or more of: (i) an immediately larger Fund asset base to achieve economies of scale and enable greater flexibility in portfolio management and greater diversification in investments; (ii) the possibility of similar benefits from future growth of the Fund's assets as a result of the larger distribution network available to JHT; and (iii) certain efficiencies on an ongoing basis as a result of JHT's larger overall size, relative to JHVST;


          4. Many Combinations involve an Acquiring Fund with fees and expenses that are expected to be the same as or lower than those of the Acquired Fund. In each of the Combinations in which the Acquiring Fund's fees and expenses were expected, based on expense ratio information as of June 30, 2004, to be higher than those of the Acquired Fund, the Board determined that the impact of the increase in fees and expenses was outweighed by the other benefits of the Combination, including that JHLICO (U.S.A.) has agreed that it or one or more of its affiliates will pay the expenses of the Reorganization that are allocated to the Acquired Fund where the expense ratio of the Acquiring Fund was expected to be higher than that of the Acquired Fund, and by the possibility that the Reorganization might be approved by the shareholders of all or substantially all the other Acquired Funds, which could ultimately expose the Acquired Fund to a substantial increase in expenses if it became the sole or one of a few remaining series of JHVST and responsible for expenses of JHVST that are currently allocated over a large number of different series;


          5. The Reorganization will not result in the dilution of the interests of existing shareholders and variable contract and certificate owners; and

          6. The Reorganization will not result in individual variable contract owners recognizing any gain or loss for federal income tax purposes.


     Particular factors considered by the JHVST Board with respect to the Combination of a particular Acquired Fund into its corresponding Acquiring Fund are discussed under the Proposal for that Combination. See "Board Consideration of Combination" under each Proposal.


     Prior to the unanimous approval of the Reorganization by the JHVST Board on December 15, 2004, and without the Trustees' knowledge, a meeting of the JHT Board was held on December 3, 2004. At that meeting, the JHT Board agreed that it would ask two JHVST Independent Trustees to join the JHT Board: Hassell H. McClellan and Elizabeth G. Cook. Both of the nominees must be elected by a vote of the JHT shareholders at the JHT Shareholders Meeting. The JHVST Trustees understood generally that one or more of them could be asked to join the JHT Board, but also knew it was a possibility that none of them would be asked to join the JHT Board. None of the JHVST Trustees was informed of the JHT Board's decision to ask any one of them to join the JHT Board until after the December 15, 2004 JHVST Board meeting.



DESCRIPTION OF THE SECURITIES TO BE ISSUED


     JHT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. The shares of beneficial interest of JHT currently are divided into 93 series, each corresponding to one of the JHT Funds, including the Acquiring Funds. The Agreement and Declaration of Trust of JHT authorizes the Board of Trustees of JHT, without additional shareholder action, to create new series and to name the rights and preferences of the shareholders of such series.


     The shares of JHT may be issued in four classes: Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares); Series III shares; and NAV shares. Not all JHT Funds are authorized to or offer all classes of shares. (See "Multiple Classes of Shares" below"). Additional classes may be offered in the future. The Acquiring Funds, except for the JHT International Equity Index Trust A, will first issue NAV shares in connection with the Reorganization. The JHT International Equity Index Trust A will issue Series I and Series II shares in connection with the Reorganization. Each such share, when issued, will be fully paid and non-assessable (except as noted below under "Massachusetts Business Trusts"). Series I shares, Series II, Series III shares and NAV shares may not be converted into shares of any other class.


     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective JHT Fund and upon liquidation in the net assets of such Fund remaining after satisfaction of outstanding liabilities. Fractional shares have proportionate fractional rights to full shares. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets or accrued liabilities that are not clearly allocable to a particular Fund will be allocated in the manner determined by the Board of Trustees of JHT.


     Expenses of each JHT Fund are borne by Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the Fund attributable to each class. Notwithstanding the foregoing, "class expenses" will be allocated to each class. "Class expenses" for each JHT Fund include the Rule 12b-1 fees paid with respect to a class (in the case of Series I, Series II and Series III shares) and other expenses which JHIMS, as the investment adviser for each Fund, determines are properly allocable to a particular class. JHIMS will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. JHIMS' determination is subject to ratification or approval by the JHT Board. The kinds of expenses that JHIMS may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of variable contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to a specific class; (iii) Board of Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a specific class.


FEDERAL INCOME TAX CONSEQUENCES


     As a condition to the consummation of the Reorganization, each of JHVST and JHT will have received, in form and substance satisfactory to each, an opinion from Dykema Gossett PLLC, to the effect that, based on the facts and assumptions stated therein (and except for the transaction described under "Part One" of Proposal 11 discussed below), for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code with respect to each Acquired Fund and its corresponding Acquiring Fund; (2) no gain or loss will be recognized by any of the Acquired Funds or the corresponding Acquiring Funds upon the transfer of all of the assets and liabilities, if any, of each Acquired Fund to its corresponding Acquiring Fund solely in exchange for shares of the corresponding Acquiring Fund; (3) no gain or loss will be recognized by shareholders of any of the Acquired Funds upon the exchange of such Acquired Fund's shares solely for shares of the corresponding Acquiring Fund; (4) the holding period and tax basis of the shares of each Acquiring Fund received by each holder of shares of the corresponding Acquired Fund pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of each of the Acquired Funds acquired by its corresponding Acquiring Fund will be the same as the holding period and tax basis of those assets to each of the Acquired Funds immediately prior to the Reorganization.

     With respect to the transaction described under "Part One" of Proposal 11, whereby the NAV shares of the JHVST International Equity Index Fund will be redesignated and the assets of such Fund attributable thereto will be transferred to a new JHVST International Equity Index Fund -- NAV, the opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the transaction does not qualify as tax-free under Section 368(a) of the Code and will be treated as a taxable transaction; (2) the International Equity Index Fund will recognize gain or loss on each of the transferred assets equal to the difference between (i) the fair market value of such assets, and (ii) the adjusted basis of such assets; (3) the International Equity Index Fund will be entitled to a deduction for dividends paid to its shareholders in an amount sufficient to offset its regulated investment company taxable income and its capital gains and therefore will not incur any federal income tax liability for its last complete taxable year ending on the date of the Reorganization; (4) the International Equity Index
Fund -- NAV will not recognize gain or loss upon the receipt of the NAV Assets of the International Equity Index Fund; (5) the basis of each of the assets acquired by the International Equity Index Fund -- NAV will be the fair market value of such assets as of the Effective Time of the Reorganization; (6) the International Equity Index Fund -- NAV's holding period for the NAV Assets acquired from the International Equity Index Fund will start as of the Effective Time of the Reorganization; (7) the NAV shareholders of the International Equity Index Fund who are deemed to receive a distribution of cash in exchange for their shares from the International Equity Index Fund pursuant to the Reorganization will recognize any gain or loss upon the exchange (whether actual or constructive) of such shares for the shares of the International Equity Index Fund -- NAV they are deemed to have received pursuant to the Reorganization; (8) the basis of the International Equity Index Fund -- NAV shares received by the former NAV shareholders of the International Equity Index Fund will be the fair market value of the shares of the International Equity Index Trust -- NAV as of the Effective Time of the Reorganization; (9) the NAV shareholders' holding period for their shares of the International Equity Index Fund -- NAV will start as of the Effective Time of the Reorganization; and (10) no variable contract owner will recognize any gain or loss upon the transfer of the NAV Assets of the International Equity Index Fund to the International Equity Index Fund -- NAV.

                                 CAPITALIZATION

     As to each Proposal, the following tables show as of June 30, 2004: (i) the capitalization of the Acquired Fund (subject to adjustments as set forth in the tables); (ii) the capitalization of the Acquiring Fund; and (iii) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred as of that date and adjusted to reflect the expenses of the Reorganization. With respect to Proposals 1, 4 and 14, the tables also show as of June 30, 2004: (i) the capitalization of the JHT Fund that is proposed to be combined into the Acquiring Fund pursuant to the JHT Reorganization; (ii) the pro forma combined capitalization of the JHT Fund and the Acquiring Fund, adjusted to reflect the expenses of the JHT Reorganization; and (iii) the pro forma combined capitalization of the Acquired Fund, the Acquiring Fund and the JHT Fund, adjusted to reflect the expenses of the Reorganization and the JHT Reorganization. As of June 30, 2004, each of the Acquired Funds had outstanding one class of shares, NAV shares, except as noted in the following tables with respect to the International Equity Index Fund. As of June 30, 2004, each of the Existing Acquiring Funds (and the other JHT Funds) had outstanding two or more of the following classes of shares: Series I shares, Series II shares and Series III shares. The Acquiring Funds will first issue NAV shares (and Series I and Series II shares in the case of the International Equity Index Trust A) in connection with the Reorganization.


PROPOSAL 1



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Active Bond Fund
      (Acquired Portfolio)                        NAV Shares   $1,011,132,000       $ 9.49        106,569,000

(2)  JHT Diversified Bond Trust
      (Acquired Portfolio)                        NAV Shares               --           --                 --
                                                  Series I        264,714,957       $10.35         25,581,766
                                                  Series II       131,740,361       $10.31         12,775,749
                                                  Series III            8,408       $10.33                814
                                                  Total        $  396,463,726

(3)  JHT Active Bond Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I                 --           --                 --
                                                  Series II                --           --                 --
                                                  Series III               --           --                 --

(4)  JHT Active Bond Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (3))

     Reduction in net assets due to estimated     NAV Shares   $     (189,767)          --                 --
     expenses of the reorganization and           Series I                 --           --                 --
     increase (decrease) in outstanding shares    Series II                --           --                 --
     relative to Net Asset Value upon             Series III               --           --                 --
     reorganization                               Total        $     (189,767)

     JHT Active Bond Trust                        NAV Shares   $1,010,942,233       $ 9.49        106,569,000
      (Acquiring Portfolio)                       Series I                 --           --                 --
      (Pro forma assuming combination             Series II                --           --                 --
      of (1) and (3))                             Series III               --           --                 --
                                                  Total        $1,010,942,233

                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(5)  JHT Active Bond Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (2)
      and (3))

     Reduction in net assets due to estimated     NAV Shares               --           --                 --
     expenses of the reorganization and           Series I            (18,401)          --          2,312,329
     increase (decrease) in outstanding shares    Series II            (9,003)          --          1,106,270
     relative to Net Asset Value upon             Series III               (1)          --                 72
     reorganization                               Total        $      (27,405)

     JHT Active Bond Trust                        NAV Shares               --           --                 --
      (Acquiring Portfolio)                       Series I        264,696,556       $ 9.49         27,894,095
      (Pro forma assuming combination             Series II       131,731,358         9.49         13,882,019
      of (2) and (3))                             Series III            8,407         9.49                886
                                                  Total        $  396,436,321

(6)  JHT Active Bond Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1),
      (2) and (3))

     Reduction in net assets due to estimated     NAV Shares   $     (189,767)          --                 --
     expenses of the reorganization and           Series I            (18,401)          --          2,312,329
     increase (decrease) in outstanding shares    Series II            (9,003)          --          1,106,270
     relative to Net Asset Value upon             Series III               (1)          --                 72
     reorganization                               Total        $     (217,172)

     JHT Active Bond Trust                        NAV Shares   $1,010,942,233       $ 9.49        106,569,000
      (Acquiring Portfolio)                       Series I        264,696,556         9.49         27,894,095
      (Pro forma assuming combination             Series II       131,731,358         9.49         13,882,019
      of (1), (2) and (3))                        Series III            8,407         9.49                886
                                                  Total        $1,407,378,554



PROPOSAL 2



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Bond Index Fund
      (Acquired Portfolio)                        NAV Shares   $  198,730,322       $ 9.89         20,088,151

(2)  JHT Bond Index Trust B
      (Acquiring Portfolio)                       NAV Shares               --           --                 --

(3)  JHT Bond Index Trust B
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares                *           --                 --
     expenses of the reorganization and
     increase (decrease) in outstanding shares
     relative to Net Asset Value upon
     reorganization

     JHT Bond Index Trust B
      (Acquiring Portfolio)                       NAV Shares   $  198,730,322       $ 9.89         20,088,151
      (Pro forma assuming combination of (1)
      and (2))


---------------

* The expenses of the Reorganization estimated to be $37,297 for the Acquired Fund and $0 for the Acquiring Fund will be paid by JHLICO (U.S.A.) or one or more of its affiliates.

PROPOSAL 3



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Earnings Growth Fund
      (Acquired Portfolio)                        NAV Shares   $  193,033,180       $ 8.30         23,256,687

(2)  JHT Large Cap Growth Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I        399,852,551       $ 9.70         41,214,790
                                                  Series II        97,141,514         9.67         10,043,341
                                                  Series III               --           --                 --
                                                  Total        $  496,994,065

(3)  JHT Large Cap Growth Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares          (10,134)          --         (3,356,359)
     expenses of the reorganization and           Series I            (21,002)          --                 --
     increase (decrease) in outstanding shares    Series II            (5,092)          --                 --
     relative to Net Asset Value upon             Series III               --           --                 --
     reorganization                               Total               (36,228)

     JHT Large Cap Growth Trust
      (Acquiring Portfolio)                       NAV Shares   $  193,023,046       $ 9.70         19,900,328
      (Pro forma assuming combination             Series I        399,831,549         9.70         41,214,790
      of (1) and (2))                             Series II        97,136,422         9.67         10,043,341
                                                  Series III               --           --                 --
                                                  Total        $  689,991,017



PROPOSAL 4



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Equity Index Fund
      (Acquired Portfolio)                        NAV Shares   $  720,456,068       $14.56         49,493,884

(2)  JHT Equity Index Trust
      (Acquired Portfolio)                        Series I     $   83,683,256       $13.87          6,031,670

(3)  JHT 500 Index B Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --

(4)  JHT 500 Index B Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (3))

     Reduction in net assets due to estimated     NAV Shares              --*           --                 --
     expenses of the reorganization and
     increase (decrease) in outstanding shares
     relative to Net Asset Value upon
     reorganization

     JHT 500 Index B Trust                        NAV Shares   $  720,456,068       $14.56         49,493,884
      (Acquiring Portfolio)
      (Pro forma assuming combination
      of (1) and (3))

(5)  JHT 500 Index B Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (2)
      and (3))

                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
     Reduction in net assets due to estimated
     expenses of the reorganization and           Series I             (5,784)          --           (284,194)
     increase (decrease) in outstanding shares
     relative to Net Asset Value upon
     reorganization

     JHT 500 Index B Trust
      (Acquiring Portfolio)                       NAV Shares   $   83,677,472       $14.56          5,747,476
      (Pro forma assuming combination
      of (2) and (3))

(6)  JHT 500 Index B Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination
      of (1), (2) and (3))

     Reduction in net assets due to estimated     NAV Shares              --*           --                 --
     expenses of the reorganization and           Series I             (5,784)          --           (284,194)
     increase (decrease) in outstanding shares
     relative to Net Asset Value upon
     reorganization

     JHT 500 Index B Trust                        NAV Shares   $  804,133,540       $14.56         55,241,360
      (Acquiring Portfolio)
      (Pro forma assuming combination
      of (1), (2) and(3))


---------------

* The expenses of the Reorganization estimated to be $135,214 for the Acquired Fund will be paid by JHLICO (U.S.A.) or one or more of its affiliates.


PROPOSAL 5



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Financial Industries Fund
      (Acquired Portfolio)                        NAV Shares   $   61,686,262       $14.52          4,248,863

(2)  JHT Financial Services Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I     $   52,601,741       $12.97          4,056,314
                                                  Series II        41,362,837        12.92          3,201,340
                                                  Series III           30,390        12.94              2,348
                                                  Total        $   93,994,968

(3)  JHT Financial Services Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination
      of (1) and (2))

     Reduction in net assets due to estimated     NAV Shares              --*           --            507,210
     expenses of the reorganization and           Series I     $       (3,920)          --                 --
     increase (decrease) in outstanding shares    Series II            (3,068)          --                 --
     relative to Net Asset Value upon             Series III               (2)          --                 --
     reorganization                               Total                (6,990)

     JHT Financial Services Trust
      (Acquiring Portfolio)                       NAV Shares   $   61,686,262       $12.97          4,756,073
      (Pro forma assuming combination             Series I         52,597,821        12.97          4,056,314
      of (1) and (2))                             Series II        41,359,769        12.92          3,201,340
                                                  Series III           30,388        12.94              2,348
                                                  Total        $  155,674,240

---------------

* The expenses of the Reorganization estimated to be $4,587 for the Acquired Fund will be paid by JHLICO (U.S.A.) or one or more of its affiliates.


PROPOSAL 6



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Fundamental Value Fund
      (Acquired Portfolio)                        NAV Shares   $ 195,926,863*       $11.16         17,556,170
                                                                                                            *

(2)  JHVST Large Cap Value Fund
      (Acquired Portfolio)                        NAV Shares   $  410,185,805       $15.01         27,320,321

(3)  JHT Equity-Income Trust                      NAV Shares               --           --                 --
      (Acquiring Portfolio)                       Series I     $1,257,821,868       $15.50         81,161,305
                                                  Series II       409,125,321        15.44         26,502,589
                                                  Series III          193,186        15.47             12,486
                                                  Total         1,667,140,375

(4)  JHT Equity-Income Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination
      of (1) and (3))

     Reduction in net assets due to estimated     NAV Shares   $       (9,804)          --         (4,915,727)
     expenses of the reorganization and           Series I            (20,361)          --                 --
     increase (decrease) in outstanding shares    Series II            (6,603)          --                 --
     relative to Net Asset Value upon             Series III               (3)          --                 --
     reorganization                               Total        $      (36,771)

     JHT Equity-Income Trust                      NAV Shares   $  195,917,059       $15.50         12,640,443
      (Acquiring Portfolio)                       Series I      1,257,801,507        15.50         81,161,305
      (Pro forma assuming combination             Series II       409,118,718        15.44         26,502,589
      of (1) and (3))                             Series III          193,183        15.47             12,486
                                                  Total        $1,863,030,467

(5)  JHT Equity-Income Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination
      of (2) and (3))

     Reduction in net assets due to estimated     NAV Shares   $      (20,525)          --           (856,721)
     expenses of the reorganization and           Series I            (42,628)          --                 --
     increase (decrease) in outstanding shares    Series II           (13,823)          --                 --
     relative to Net Asset Value upon             Series III               (7)          --                 --
     reorganization                               Total        $      (76,983)

     JHT Equity-Income Trust
      (Acquiring Portfolio)                       NAV Shares   $  410,165,280       $15.50         26,463,600
      (Pro forma assuming combination             Series I      1,257,779,240        15.50         81,161,305
      of (2) and (3))                             Series II       409,111,498        15.44         26,502,589
                                                  Series III          193,179        15.47             12,486
                                                  Total        $2,077,249,197

(6)  JHT Equity-Income Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination
      of (1), (2) and (3))

     Reduction in net assets due to estimated     NAV Shares   $      (30,330)          --         (5,779,629)
     expenses of the reorganization and           Series I            (62,989)          --                  0
     increase (decrease) in outstanding shares    Series II           (20,426)          --                  0
     relative to Net Asset Value upon             Series III              (10)          --                  0
     reorganization                               Total        $     (113,755)

                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
     JHT Equity-Income Trust                      NAV Shares   $  606,082,338       $15.50         39,096,862
      (Acquiring Portfolio)                       Series I      1,257,758,879        15.50         81,161,305
      (Pro forma assuming combination             Series II       409,104,895        15.44         26,502,589
      of (1), (2) and (3))                        Series III          193,176        15.47             12,486
                                                  Total        $2,273,139,288


---------------

* Adjusted to include $57,062,271 in net assets and 5,113,107 in shares at June 30, 2004 of the JHVST Fundamental Value Fund B, which was combined into the JHVST Fundamental Value Fund effective October 29, 2004.


PROPOSAL 7



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Global Bond Fund
      (Acquired Portfolio)                        NAV Shares   $  107,476,415       $11.60          9,262,823

(2)  JHT Global Bond Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I     $  384,139,208       $14.57         26,369,423
                                                  Series II       247,183,753        14.51         17,029,720
                                                  Series III          142,667        14.54              9,810
                                                  Total        $  631,465,628
(3)  JHT Global Bond Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination
      of (1) and (2))

     Reduction in net assets due to estimated     NAV Shares   $       (2,934)          --         (1,886,267)
     expenses of the reorganization and           Series I            (10,507)          --                 --
     increase (decrease) in outstanding shares    Series II            (6,726)          --                 --
     relative to Net Asset Value upon             Series III               (4)          --                 --
     reorganization                               Total        $      (20,171)

     JHT Global Bond Trust
      (Acquiring Portfolio)                       NAV Shares   $  107,473,481       $14.57          7,376,556
      (Pro forma assuming combination             Series I        384,128,701        14.57         26,369,423
      of (1) and (2))                             Series II       247,177,027        14.51         17,029,720
                                                  Series III          142,663        14.54              9,810
                                                  Total        $  738,921,872



PROPOSAL 8



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Growth & Income Fund
      (Acquired Portfolio)                        NAV Shares   $2,144,630,683       $11.55        185,619,570

(2)  JHT Growth & Income Trust II
      (Acquiring Portfolio)                       NAV Shares               --           --                 --

(3)  JHT Growth & Income Trust II
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares   $     (402,502)          --                 --
     expenses of the reorganization and
     increase (decrease) in outstanding shares
     relative to Net Asset Value upon
     reorganization

                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
     JHT Growth & Income Trust II
      (Acquiring Portfolio)                       NAV Shares   $2,144,228,181       $11.55        185,619,570
      (Pro forma assuming combination of (1)
      and (2))



PROPOSAL 9



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Health Sciences Fund
      (Acquired Portfolio)                        NAV Shares   $   38,645,459       $10.57          3,655,691

(2)  JHT Health Sciences Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I     $  127,266,290       $14.86          8,566,812
                                                  Series II        78,174,743        14.80          5,280,505
                                                  Series III          119,396        14.86              8,037
                                                  Total        $  205,560,429

(3)  JHT Health Sciences Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares   $       (1,148)          --         (1,055,054)
     expenses of the reorganization and           Series I             (3,792)          --                 --
     increase (decrease) in outstanding shares    Series II            (2,309)          --                 --
     relative to Net Asset Value upon             Series III               (4)          --                 --
     reorganization                               Total        $       (7,253)

     JHT Health Sciences Trust
      (Acquiring Portfolio)                       NAV Shares   $   38,644,311       $14.86          2,600,637
      (Pro forma assuming combination             Series I        127,262,498        14.86          8,566,812
      of (1) and (2))                             Series II        78,172,434        14.80          5,280,505
                                                  Series III          119,392        14.86              8,037
                                                  Total        $  244,198,635



PROPOSAL 10



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST High Yield Bond Fund
      (Acquired Portfolio)                        NAV Shares   $   93,254,484       $ 6.24         14,937,825

(2)  JHT High Yield Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I     $  641,363,441       $ 9.50         67,515,666
                                                  Series II       443,685,489         9.46         46,909,123
                                                  Series III          234,723         9.49             24,746
                                                  Total        $1,085,283,653

(3)  JHT High Yield Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares   $       (1,385)          --         (5,120,876)
     expenses of the reorganization and           Series I             (9,540)          --                 --
     increase (decrease) in outstanding shares    Series II            (6,574)          --                 --
     relative to Net Asset Value upon             Series III               (3)          --                 --
     reorganization                               Total        $      (17,502)

                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
     JHT High Yield Trust
      (Acquiring Portfolio)                       NAV Shares   $   93,253,099       $ 9.50          9,816,949
      (Pro forma assuming combination             Series I        641,353,901         9.50         67,515,666
      of (1) and (2))                             Series II       443,678,915         9.46         46,909,123
                                                  Series III          234,720         9.49             24,746
                                                  Total        $1,178,520,635



PROPOSAL 11


     As of June 30, 2004, the JHVST International Equity Index Fund had outstanding three classes of shares: NAV shares, Series I shares and Series II shares. For purposes of the tables below, the NAV shares of the JHVST International Equity Index Fund at June 30, 2004 are treated as shares of the International Equity Index Fund -- NAV, an Acquired Fund as it will exist at the time of the Reorganization as a result of the designation of the NAV shares of the JHVST International Equity Index Fund as a new series of JHVST. See Proposal 11.


PROPOSAL 11 -- SERIES I & II



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST International Equity Index Fund
      (Acquired Portfolio)                        Series I     $   58,340,000       $14.14          4,126,000
                                                  Series II        21,390,000        14.13          1,514,000

(2)  JHT International Equity Index Trust A
      (Acquiring Portfolio)                       Series I                 --           --                 --
                                                  Series II                --           --                 --

(3)  JHT International Equity Index Trust A
      (Acquiring Portfolio)
      (Pro forma assuming combination
      of (1) and (2))

     Reduction in net assets due to estimated     Series I                 --*          --                 --
     expenses of the reorganization and           Series II                --           --                 --
     increase (decrease) in outstanding shares
     relative to Net Asset Value upon
     reorganization

     JHT International Equity Index Trust A
      (Acquiring Portfolio)                       Series I     $   58,340,000       $14.14          4,126,000
      (Pro forma assuming combination             Series II        21,390,000        14.13          1,514,000
      of (1) and (2))


---------------

* The expenses of the Reorganization estimated to be $14,964 for the Acquired Fund will be paid by JHLICO (U.S.A.) or one or more of its affiliates.


PROPOSAL 11 -- NAV



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST International Equity Index Fund
      (Acquired Portfolio)                        NAV Shares   $  167,073,000       $14.14         11,814,000

(2)  JHT International Equity Index Trust B
      (Acquiring Portfolio)                       NAV Shares               --           --                 --

                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(3)  JHT International Equity Index Trust B
      (Acquiring Portfolio)
      (Pro forma assuming combination of
      (1) and (2))

     Reduction in net assets due to estimated     NAV Shares               --*          --                 --
     expenses of the reorganization and
     increase (decrease) in outstanding shares
     relative to Net Asset Value upon
     reorganization

     JHT International Equity Index Trust A
      (Acquiring Portfolio)                       NAV Shares   $  167,073,000       $14.14         11,814,000
      (Pro forma assuming combination
      of (1) and (2))


---------------

* The expenses of the Reorganization estimated to be $31,356 for the Acquired Fund will be paid by JHLICO (U.S.A.) or one or more of its affiliates.


PROPOSAL 12



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Large Cap Growth Fund
      (Acquired Portfolio)                        NAV Shares   $  671,742,060*      $13.98         48,050,219*

(2)  JHT Blue Chip Growth Trust
      (Acquiring Portfolio)                       NAV Shares
                                                  Series I     $1,288,995,716       $15.91         81,004,734
                                                  Series II       321,845,069        15.85         20,301,888
                                                  Series III           91,391        15.88              5,754
                                                  Total        $1,610,932,176

(3)  JHT Blue Chip Growth Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of
      (1) and (2))

     Reduction in net assets due to estimated     NAV Shares   $     (37,100)           --        (5,828,845)
     expenses of the reorganization and           Series I           (71,238)           --                 --
     increase (decrease) in outstanding shares    Series II          (17,729)           --                 --
     relative to Net Asset Value upon             Series III              (5)           --                 --
     reorganization                               Total        $    (126,072)

     JHT Blue Chip Growth Trust
      (Acquiring Portfolio)                       NAV Shares   $  671,704,960       $15.91         42,221,374
      (Pro forma assuming combination             Series I      1,288,924,478        15.91         81,004,734
      of (1) and (2))                             Series II       321,827,340        15.85         20,301,888
                                                  Series III           91,386        15.88              5,754
                                                  Total        $2,282,548,164


---------------

* Adjusted to include $25,443,845 in net assets and $1,820,017 in shares at June 30, 2004 of the JHVST Fundamental Growth Fund and $30,613,974 in net assets and 2,189,841 in shares at June 30, 2004 of the JHVST Large Cap Growth B Fund, each of which Funds was combined into the Acquired Fund effective October 29, 2004.

PROPOSAL 13



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Managed Fund
      (Acquired Portfolio)                        NAV Shares   $2,068,850,417       $12.93        160,064,963

(2)  JHT Managed Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --

(3)  JHT Managed Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of
      (1) and (2))

     Reduction in net assets due to estimated     NAV Shares               --*          --                 --
     expenses of the reorganization and
     increase (decrease) in outstanding shares
     relative to Net Asset Value upon
     reorganization

     JHT Managed Trust
      (Acquiring Portfolio)                       NAV Shares   $2,068,850,417       $12.93        160,064,963
      (Pro forma assuming combination of
      (1) and (2))


---------------

* The expenses of the Reorganization estimated to be $388,279 for the Acquired Fund will be paid by JHLICO (U.S.A.) or one or more of its affiliates.


PROPOSAL 14



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Mid Cap Growth Fund
      (Acquired Portfolio)                        NAV Shares   $  220,812,765       $15.49         14,255,441

(2)  JHT Aggressive Growth Trust
      (Acquired Portfolio)                        NAV Shares               --           --                 --
                                                  Series I     $  308,934,207       $13.87         22,272,932
                                                  Series II        96,951,213        13.85          7,000,193
                                                  Series III           20,466        13.87              1,476
                                                  Total           405,905,886

(3)  JHT Mid Cap Stock Trust                      NAV Shares               --           --                 --
      (Acquiring Portfolio)                       Series I     $  315,572,072       $12.94         24,378,665
                                                  Series II       179,803,141        12.90         13,940,238
                                                  Series III           49,488        12.94              3,823
                                                  Total           495,424,701

(4)  JHT Mid Cap Stock Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (3))

     Reduction in net assets due to estimated     NAV Shares   $      (12,776)          --          2,802,851
     expenses of the reorganization and           Series I            (18,273)          --                 --
     increase (decrease) in outstanding shares    Series II           (10,390)          --                 --
     relative to Net Asset Value upon             Series III               (3)          --                 --
     reorganization                               Total        $      (41,442)

     JHT Mid Cap Stock Trust                      NAV Shares   $  220,799,989       $12.94         17,058,292
      (Acquiring Portfolio)                       Series I        315,553,799        12.94         24,378,665
      (Pro forma assuming combination             Series II       179,792,751        12.90         13,940,238
      of (1) and (3))                             Series III           49,485        12.94              3,823
                                                  Total        $  716,196,024

                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(5)  JHT Mid Cap Stock Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (2)
      and (3))

     Reduction in net assets due to estimated     NAV Shares               --           --                 --
     expenses of the reorganization and           Series I            (43,194)          --          1,601,427
     increase (decrease) in outstanding shares    Series II           (19,104)          --            515,405
     relative to Net Asset Value upon             Series III               (4)          --                106
     reorganization                               Total        $      (62,302)

     JHT Mid Cap Stock Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
      (Pro forma assuming combination             Series I        624,463,085        12.94         48,253,024
      of (2) and (3))                             Series II       276,735,250        12.90         21,455,836
                                                  Series III           69,950        12.94              5,405
                                                  Total        $  901,268,285

(6)  JHT Mid Cap Stock Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1),
      (2) and (3))

     Reduction in net assets due to estimated     NAV Shares   $      (12,776)          --          2,802,851
     expenses of the reorganization and           Series I            (61,467)          --          1,601,427
     increase (decrease) in outstanding shares    Series II           (29,494)          --            515,405
     relative to Net Asset Value upon             Series III               (7)          --                106
     reorganization                               Total        $     (103,744)

     JHT Mid Cap Stock Trust                      NAV Shares   $  220,799,989       $12.94         17,058,292
      (Acquiring Portfolio)                       Series I        624,444,812        12.94         48,253,024
      (Pro forma assuming combination             Series II       276,724,860        12.90         21,455,836
      of (1), (2) and (3))                        Series III           69,947        12.94              5,405
                                                  Total        $1,122,039,608



PROPOSAL 15



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Mid Cap Value B Fund
      (Acquired Portfolio)                        NAV Shares   $ 140,264,985*       $11.59         12,103,555

(2)  JHT Mid Value Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I                 --           --                 --
                                                  Series II                --           --                 --
                                                  Series III               --           --                 --

(3)  JHT Mid Value Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares   $      (26,325)          --                 --
     expenses of the reorganization and           Series I                 --           --                 --
     increase (decrease) in outstanding shares    Series II                --           --                 --
     relative to Net Asset Value upon             Series III               --           --                 --
     reorganization                               Total        $      (26,325)

                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
     JHT Mid Value Trust
      (Acquiring Portfolio)                       NAV Shares   $  140,238,660       $11.59         12,103,555
      (Pro forma assuming combination             Series I                 --           --                 --
      of (1) and (2))                             Series II                --           --                 --
                                                  Series III               --           --                 --


---------------


* Adjusted to include $33,383,482 in net assets and 2,880,414 in shares at June 30, 2004 of the JHVST Mid Cap Value Fund which was combined into the Acquired Fund effective October 29, 2004.



PROPOSAL 16



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Money Market Fund
      (Acquired Portfolio)                        NAV Shares   $  658,330,721       $ 1.00        658,330,721

(2)  JHT Money Market Trust B
      (Acquiring Portfolio)                       NAV Shares               --           --                 --

(3)  JHT Money Market Trust B
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares              --*           --                 --
     expenses of the reorganization and
     increase (decrease) in outstanding shares
     relative to Net Asset Value upon
     reorganization

     JHT Money Market Trust B
      (Acquiring Portfolio)                       NAV Shares   $  658,330,721       $ 1.00        658,330,721
      (Pro forma assuming combination of (1)
      and (2))


---------------


* The expenses of the Reorganization estimated to be $123,555 for the Acquired Fund will be paid by JHLICO (U.S.A.) or one or more of its affiliates.



PROPOSAL 17



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Overseas Equity B Fund
      (Acquired Portfolio)                        NAV Shares   $ 252,858,479*       $ 9.80        25,801,886*

(2)  JHT Overseas Equity Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I                 --           --                 --
                                                  Series II                --           --                 --
                                                  Series III               --           --                 --

(3)  JHT Overseas Equity Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares   $      (47,456)          --                 --
     expenses of the reorganization and           Series I                 --           --                 --
     increase (decrease) in outstanding shares    Series II                --           --                 --
     relative to Net Asset Value upon             Series III               --           --                 --
     reorganization                               Total        $      (47,456)

                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
     JHT Overseas Equity Trust
      (Acquiring Portfolio)                       NAV Shares   $  252,811,023       $ 9.80         25,801,886
      (Pro forma assuming combination             Series I                 --           --                 --
      of (1) and (2))                             Series II                --           --                 --
                                                  Series III               --           --                 --


---------------

* Adjusted to include $59,272,302 in net assets and 5,638,000 in shares at June 30, 2004 of the JHVST Overseas Equity Fund and $71,598,854 in net assets and 7,432,000 in shares at June 30, 2004 of the JHVST Overseas Equity C Fund, each of which Funds was combined into the Acquired Fund effective October 29, 2004.


PROPOSAL 18



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Real Estate Equity Fund
      (Acquired Portfolio)                        NAV Shares   $  255,127,211       $17.06         14,958,616

(2)  JHT Real Estate Securities Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I        480,561,445       $21.50         22,350,883
                                                  Series II       242,759,693        21.43         11,329,668
                                                  Series III          349,396        21.46             16,281
                                                  Total        $  723,670,534

(3)  JHT Real Estate Securities Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares   $      (12,481)          --         (3,092,234)
     expenses of the reorganization and           Series I            (23,529)          --                 --
     increase (decrease) in outstanding shares    Series II           (11,855)          --                 --
     relative to Net Asset Value upon             Series III              (17)          --                 --
     reorganization                               Total        $      (47,882)

     JHT Overseas Equity Trust
      (Acquiring Portfolio)                       NAV Shares   $  255,114,730       $21.50         11,866,382
      (Pro forma assuming combination             Series I        480,537,916        21.50         22,350,883
     of (1) and (2))                              Series II       242,747,838        21.43         11,329,668
                                                  Series III          349,379        21.46             16,281
                                                  Total        $  978,749,863



PROPOSAL 19



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Short Term Bond Fund
      (Acquired Portfolio)                        NAV Shares   $  252,468,527       $ 9.98         25,293,637

(2)  JHT Short Term Bond Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I                 --           --                 --
                                                  Series II                --           --                 --
                                                  Series III               --           --                 --

                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(3)  JHT Short Term Bond Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares   $      (47,383)          --                 --
     expenses of the reorganization and           Series I                 --           --                 --
     increase (decrease) in outstanding shares    Series II                --           --                 --
     relative to Net Asset Value upon             Series III               --           --                 --
     reorganization                               Total        $      (47,383)

     JHT Short Term Bond Trust
      (Acquiring Portfolio)                       NAV Shares   $  252,421,144       $ 9.98         25,293,637
      (Pro forma assuming combination             Series I                 --           --                 --
      of (1) and (2))                             Series II                --           --                 --
                                                  Series III               --           --                 --



PROPOSAL 20



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Small Cap Emerging Growth Fund
      (Acquired Portfolio)                        NAV Shares   $  231,145,083**     $ 8.36         27,648,933**

(2)  JHT Small Cap Emerging Growth Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I                 --           --                 --
                                                  Series II                --           --                 --
                                                  Series III               --           --                 --

(3)  JHT Small Cap Emerging Growth Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares                *           --                 --
     expenses of the reorganization and           Series I                 --           --                 --
     increase (decrease) in outstanding shares    Series II                --           --                 --
     relative to Net Asset Value upon             Series III               --           --                 --
     reorganization                               Total                    --

     JHT Small Cap Emerging Growth Trust
      (Acquiring Portfolio)                       NAV Shares   $  231,145,083       $ 8.36         27,648,933
      (Pro forma assuming combination             Series I                 --           --                 --
      of (1) and (2))                             Series II                --           --                 --
                                                  Series III               --           --                 --


---------------

 * The expenses of the Reorganization estimated to be $15,843 for the Acquired Fund will be paid by JHLICO (U.S.A.) or one or more of its affiliates.

** Adjusted to include $146,729,647 in net assets and 17,542,960 in shares at June 30, 2004 of the JHVST Small Cap Growth Fund which was combined into the Acquired Fund effective October 29, 2004.

PROPOSAL 21



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Small Cap Value Fund
      (Acquired Portfolio)                        NAV Shares   $  210,630,869       $18.12         11,622,858

(2)  JHT Small Cap Value Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I                 --           --                 --
                                                  Series II                --           --                 --
                                                  Series III               --           --                 --

(3)  JHT Small Cap Value Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares               --*          --                 --
     expenses of the reorganization and           Series I                 --           --                 --
     increase (decrease) in outstanding shares    Series II                --           --                 --
     relative to Net Asset Value upon             Series III               --           --                 --
     reorganization                               Total                    --

     JHT Small Cap Value Trust
      (Acquiring Portfolio)                       NAV Shares   $  210,630,869       $18.12         11,622,858
      (Pro forma assuming combination             Series I                 --           --                 --
      of (1) and (2))                             Series II                --           --                 --
                                                  Series III               --           --                 --


---------------

* The expenses of the Reorganization estimated to be $39,531 for the Acquired Fund will be paid by JHLICO (U.S.A.) or one or more of its affiliates.


PROPOSAL 22



                                                                                   NET ASSET        SHARES
                     PORTFOLIOS                                  NET ASSETS     VALUE PER SHARE   OUTSTANDING
                     ----------                                --------------   ---------------   -----------
(1)  JHVST Total Return Bond Fund
      (Acquired Portfolio)                        NAV Shares   $   49,753,817       $ 9.96          4,996,935

(2)  JHT Total Return Trust
      (Acquiring Portfolio)                       NAV Shares               --           --                 --
                                                  Series I        851,698,302       $13.54         62,892,519
                                                  Series II       493,866,913        13.50         36,581,670
                                                  Series III          586,715        13.50             43,466
                                                  Total        $1,346,151,930

(3)  JHT Total Return Trust
      (Acquiring Portfolio)
      (Pro forma assuming combination of (1)
      and (2))

     Reduction in net assets due to estimated     NAV Shares   $          (84)          --         (1,322,931)
     expenses of the reorganization and           Series I             (2,850)          --                 --
     increase (decrease) in outstanding shares    Series II            (1,651)          --                 --
     relative to Net Asset Value upon             Series III               (1)          --                 --
     reorganization                               Total        $       (4,586)

     JHT Total Return Trust
      (Acquiring Portfolio)                       NAV Shares   $   49,753,733       $13.54          3,674,004
      (Pro forma assuming combination             Series I        851,695,452        13.54         62,892,519
      of (1) and (2))                             Series II       493,865,262        13.50         36,581,670
                                                  Series III          586,714        13.50             43,466
                                                  Total        $1,395,901,161

                  COMPARATIVE INFORMATION ABOUT JHVST AND JHT

                           MULTIPLE CLASSES OF SHARES


     JHVST is authorized to issue four classes of shares for the Acquired Funds:
NAV shares (the initial class of shares issued by each Acquired Fund), Series I shares, Series II shares and Series III shares. None of the Acquired Funds has issued Series III shares, and only the JHVST International Equity Index Fund has issued Series I and Series II shares. The NAV shares, Series I shares and Series II shares are the same except for differences in class expenses, including different Rule 12b-1 fees for the Series I and Series II shares. See "Rule 12b-1 Fees" below.


     JHT is authorized to issue four classes of shares for the Acquiring Funds:
Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares); Series III shares; and NAV shares. The Acquiring Funds, except for the JHT International Equity Index Trust A, will first issue NAV shares in connection with the Reorganization. The JHT International Equity Index Trust A will issue Series I and Series II shares in connection with the Reorganization. The Series I, Series II, Series III and NAV shares are the same except for differences in class expenses, including different Rule 12b-1 fees for the Series I, Series II and Series III shares. The Rule 12b-1 fees for the Series I and Series II shares of the JHT International Equity Index Trust A are described below under "Rule 12b-1 Fees."

     The following New Acquiring Funds will issue only NAV shares: the Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Bond Index Trust B.

     All shares of each of the Acquired Funds and the Acquiring Funds have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

                                RULE 12B-1 FEES

     Neither the NAV shares of the Acquired Funds nor the NAV shares of the Acquiring Funds which will be issued in connection with the Reorganization are subject to distribution or Rule 12b-1 fees.

     Each of JHT and JHVST has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act (each, a "12b-1 Plan") for each of the Series I and Series II shares of, respectively, the JHVST International Equity Index Fund and its corresponding Acquiring Fund, the International Equity Index Trust A. The International Equity Index Trust A will issue Series I and Series II shares in connection with the Reorganization.

     With respect to the JHT International Equity Index Trust A (the Acquiring
Fund): Series I shares are subject to a Rule 12b-1 fee of up to .05% of Series I share average daily net assets, and Series II shares are subject to a Rule 12b-1 fee of up to .25% of Series II share average daily net assets.

     With respect to the JHVST International Equity Index Fund (the Acquired
Fund): Series I shares are subject to a Rule 12b-1 fee of up to .40% of Series I share average daily net assets, and Series II shares are subject to a Rule 12b-1 fee of up to .60% of Series II share average daily net assets.


     Under both the JHT and JHVST 12b-1 Plans, the Rule 12b-1 fees are paid to John Hancock Distributors LLC (the "Distributor") (formerly, Manulife Financial Securities, LLC), which serves as the distributor both of shares of the JHT Funds, including the Acquiring Funds, and of the Series I and Series II shares of the JHVST International Equity Index Fund. To the extent consistent with applicable laws, regulations and rules, the Distributor may, under both 12b-1 Plans, use Rule 12b-1 fees: (i) for any expenses relating to the distribution of the shares of the class; (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of variable contracts funded in insurance company separate accounts that invest in the shares of the class) and (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc. Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments relating to Series I and Series II shares of the JHT International Equity Index Trust and the JHT International Equity Index Fund are made to insurance companies affiliated with JHIMS and the Distributor. However, payments may be made to unaffiliated insurance companies in the future.

     The JHVST 12b-1 Plan provides that if only part of any of the above-listed activities or expenses (or of any other expenses or activities) is intended to result in sales of (or services to) a class of the Acquiring Fund's shares, the Distributor may make a reasonable apportionment thereof, so as to apply Rule 12b-1 fees borne by that class to the portion of such activities or expenses that pertains to the distribution of (or services to) that class.

     Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.

                      FUNDAMENTAL INVESTMENT RESTRICTIONS


     Each of JHVST and JHT has adopted "fundamental" investment restrictions regarding the investments of, respectively, the Acquired Funds and the Acquiring Funds. A fundamental investment restriction may not be changed for any Fund without approval of a Majority of the Outstanding Voting Securities (as defined under "Voting Information -- Voting Rights and Required Vote" below) of that Fund. The table in Appendix A to this Proxy Statement/Prospectus compares the fundamental investment restrictions applicable to, respectively, the Acquired Funds and the Acquiring Funds. Differences in fundamental investment restrictions between an Acquired Fund and its corresponding Acquiring Fund are not expected to result in any material difference in the manner in which the Acquiring Fund is managed as compared to the corresponding Acquired Fund, except insofar as the Acquired Funds but not the Acquiring Funds are permitted to borrow money for leveraging their portfolios.


                          DIVIDENDS AND DISTRIBUTIONS

     The dividends and distributions procedures with respect to the Acquired and Acquiring Funds are substantially similar. JHVST and JHT declare as dividends substantially all of the net investment income, if any, of, the respective Funds. Dividends from the net investment income and the net capital gain, if any, for each Acquiring Fund are declared by JHT not less frequently than annually and reinvested in additional full and fractional shares of the Acquiring Fund at net asset value or paid in cash. JHVST declares and pays dividends monthly and declares capital gains distributions annually. JHVST automatically reinvests such dividends and distributions in additional full and fractional shares of the Acquired Funds at net asset value.

                       PURCHASE AND REDEMPTION OF SHARES

     The purchase and redemption procedures with respect to shares of the Acquired and Acquiring Funds are substantially the same. The NAV shares of the Acquired Funds (and the Series I and Series II shares of the JHVST International Equity Index Fund) are, and the NAV shares of the Acquiring Funds (and the Series I and Series II shares of the JHT International Equity Index Trust A), commencing May 1, 2005, will be, offered continuously, without sales charge, and sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received from a contract owner. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days. However, both JHVST and JHT may suspend the right of redemption or postpone the date of payment beyond seven days under certain circumstances as permitted by applicable law and regulations.

     Redemptions are normally made in cash, but JHVST reserves the right, at its discretion, to make full or partial payment by assignment to the appropriate shareholder of portfolio securities at their value used in determining the redemption price. In such cases, the shareholder would incur brokerage costs should it wish to liquidate these portfolio securities.

     Calculation of Net Asset Value. The net asset values of the shares of the Acquired and Acquiring Funds are determined once daily as of the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each business day of the Funds. The Exchange generally closes at 4:00 p.m. Eastern Time.

     The net asset value per share of each share class of each Fund is computed by: (i) adding the sum of the value of the portfolio securities held by the Fund, plus any cash or other assets it holds, attributable to the class, (ii) subtracting all its liabilities attributable to the class, and (iii) dividing the result by the total number of shares outstanding of the class at such time.

     Securities held by each of the Funds, except money market instruments with remaining maturities of 60 days or less which are valued on an amortized cost basis, are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in accordance with procedures approved by the Board of Trustees of JHT in the case of the Acquiring Funds and by the Board of Trustees of JHVST in the case of the Acquired Funds.

     Generally, with respect to the Acquiring Funds, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of regular trading of the Exchange. The values of such securities used by JHT in computing the net asset values of the Acquiring Funds' shares are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of the Exchange and would therefore not be reflected in the computations of the Funds' net asset values. In such event, these securities will then be valued at their fair value as described above.

     With respect to the Acquired Funds, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the Exchange is open. The values of such securities used in computing net asset value per share are normally determined as of such times. Trading of these securities may not take place on every Exchange business day and may take place on days which are not business days in New York. JHVST calculates net asset values per share as of the close of regular trading on the Exchange on each day on which that exchange is open. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the Acquired Funds' securities used in such calculations. If events affecting the value of such securities occur between the time when their price is determined and the time as of which the Acquired Funds' net asset values are calculated, such securities may be valued at fair value as described above.


     Disruptive Short-Term Trading Policies. Neither the JHT Funds nor the JHVST Funds are designed for short-term trading since such activity may increase portfolio transaction costs and disrupt management of a Fund (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies), both of which may result in dilution with respect to interests held for long-term investment. The JHT Board and the JHVST Board have adopted policies regarding short-term trading in shares of, respectively, the JHT Funds and the JHVST Funds.



     Under these policies, management of each of JHT and JHVST will monitor purchases and redemptions of shares of JHT and JHVST, respectively. If management becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a Fund, materially increasing portfolio transaction costs or significantly exposing interests in a Fund to dilution ("Disruptive Short-Term Trading"), JHT or JHVST, as the case may be, may impose restrictions on such trading. Since Series I and Series II shares of JHT and NAV, Series I and Series II shares of JHVST sold primarily to separate accounts of affiliated insurance companies as the funding media for variable contracts issued by such companies, their participation agreements with such insurance companies require such insurance companies to impose trading restrictions on contract owners if requested by JHT or JHVST. In addition, since trading in such shares is effected through the insurance company separate accounts and not directly through JHT or JHVST, the participation agreements also provide that the insurance companies may impose restrictions on transfers in addition to those requested by JHT or JHVST. Currently, JHLICO (U.S.A.) and JHLICO New York impose a general two transfers per month restriction in the case of variable contracts which invest primarily in shares of JHT, and JHLICO and JHVLICO impose a general 12 transfers per year restriction with respect to variable contracts which invest primarily in shares of JHVST (on May 1, 2005, all four companies intend to impose the same general two transfers per month restriction). These general restrictions are subject to exceptions that may vary by product.



     Series III shares of JHT are now sold directly to qualified retirement plans ("qualified plans"). In the case of Series III shares, JHT restricts transfers to two per month per account. While shareholders may transfer to the JHT Money Market Trust even if the two transfers per month limit has been reached if 100% of the assets in an account are so transferred, no subsequent transfers from the JHT Money Market Trust to another JHT Fund may be made for a 30 day period following such a transfer. This restriction is applied uniformly to all participants in qualified plans. JHT also reserves the right to take other actions to restrict trading as noted below.



     Additional actions that JHT or JHVST or the insurance companies may take to restrict Disruptive Short-Term Trading include, but are not limited to:



          - restricting the number of transfers made during a defined period,



          - restricting the dollar amount of transfers,



          - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and



          - restricting transfers into and out of certain Funds.



     While management of each of JHT and JHVST will monitor purchases and redemptions of shares and may impose restrictions on Disruptive Short-Term Trading, all shares of JHT and JHVST that are sold to insurance company separate accounts are subject to restrictions on transfers imposed by such insurance companies as described above. Consequently, management of each of JHT and JHVST would only impose additional trading restrictions with respect to such shares if Disruptive Short-Term Trading occurred despite such transfer restrictions.



     In carrying out the actions described above to restrict Disruptive Short-Term Trading, JHT, JHVST or the insurance companies may employ administrative procedures that involve inherently subjective decisions and there may be limitations on the effectiveness of any such procedures. An insurance company's ability to detect and deter disruptive transfer activity by variable contract owners may be limited, for example, by that company's operational systems and technological limitations. Accordingly, despite its efforts to apply restrictions uniformly and consistently, an insurance company may be unable to guarantee that it will restrict Disruptive Short-Term Trading by such owners, which may result in the negative impact to affected Funds described below.



     Additionally, the Funds may be harmed to the extent that any restrictions on Disruptive Short-Term Trading fail to be imposed uniformly and consistently on all share owners. Omnibus group pension accounts, for example, may invest on an aggregate basis in the same Funds as those available on an individual basis under an insurance company's individual variable contract. JHT, JHVST and the insurance companies may have limited ability to take action to impose additional restrictions on such omnibus group accounts, which may result in the negative impact to affected Funds described below.



     While JHT and JHVST seek to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so. Therefore, no assurance can be given that JHT or JHVST will successfully impose restrictions on all Disruptive Short-Term Trading. If JHT or JHVST is unsuccessful in restricting Disruptive Short-Term Trading, the affected JHT or JHVST Funds may incur higher brokerage costs and may maintain higher cash levels (limiting their ability to achieve their investment objectives), both of which may result in dilution with respect to interests held for long-term investment.

                         MASSACHUSETTS BUSINESS TRUSTS

     As stated above, each of JHVST and JHT is a Massachusetts business trust. As such, each is governed by the terms of its Declaration of Trust. Shareholders of JHVST and JHT have substantially similar voting and other rights. Neither JHVST nor JHT is required to hold an annual meeting of shareholders.

     Under Massachusetts law, shareholders of JHVST and JHT could, under certain circumstances, be held personally liable for the obligations of these respective business trusts. However, the Declarations of Trust of JHVST and JHT contain express disclaimers of shareholder liability for acts or obligations of the business trusts and require that notices of such disclaimers be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officers of the business trusts. The Declarations of Trust also provide for indemnification, out of the property of JHVST in the case of JHVST and out of the property of a particular JHT Fund in the case of JHT, for all losses and expenses of any shareholder held personally liable for the obligations of, respectively, JHVST or such JHT Fund. Both JHVST and JHT consider the risk of a shareholder incurring financial loss on account of shareholder liability to be remote.

                LOCATION OF FURTHER INFORMATION ABOUT THE FUNDS

     The following table shows where in the JHVST Prospectus and the JHT Prospectus further information about, respectively, the Acquired Funds and the Acquiring Funds may be found. Certain of the headings or captions listed appear under individual Fund descriptions.

                                             HEADING OR CAPTION IN PROSPECTUS
                          -----------------------------------------------------------------------
TYPE OF INFORMATION                JHVST PROSPECTUS                      JHT PROSPECTUS
-------------------       ----------------------------------   ----------------------------------
INVESTMENT OBJECTIVE AND  Goal and Strategy.                   Investment Objective; Investment
POLICIES:                                                      Strategies; Additional Investment
                                                               Policies; Hedging and Other
                                                               Strategic Transactions.

PORTFOLIO MANAGEMENT:     Subadviser; Fund Managers.           Subadviser and Portfolio Managers;
                                                               Advisory Arrangements; Subadvisory
                                                               Arrangements.

EXPENSES:                 Fees and Expenses of the Fund.       Fees and Expenses for Each
                                                               Portfolio.

RISKS:                    Main Risks.                          Principal Risks; Risks of
                                                               Investing in Certain Types of
                                                               Securities.

TAXES:                    Dividends and Taxes.                 Taxes.

DIVIDENDS AND             Dividends and Taxes.                 Dividends.
DISTRIBUTIONS:

PURCHASE AND REDEMPTION   Investment in Shares of the Funds;   Purchase and Redemption of Shares.
OF SHARES:                Share Price.

FINANCIAL HIGHLIGHTS:     Financial Highlights.                Financial Highlights.

                               VOTING INFORMATION

     As stated above, this Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees of JHVST of proxies to be used at the Special Meeting of the Shareholders of the Acquired

Funds to be held at 197 Clarendon Street, Boston, Massachusetts 02117, on APRIL 4, 2005, AT 10:00 A.M., EASTERN TIME (the "Meeting").


     JHVST does not sell its shares directly to the public but to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts which they issue (together with any certificates of interest thereunder, the "Contracts"). Only shares of a particular JHVST Fund are entitled to vote on matters which affect only the interests of that Fund.


     As of the Record Date, the shares of the Acquired Funds (other than the JHVST International Equity Index Fund -- NAV, which will be organized in connection with the Reorganization, and the Series I and II shares of the JHVST International Equity Index Fund) were legally owned by the John Hancock Life Insurance Company ("JHLICO") and the John Hancock Variable Life Insurance Company ("JHVLICO"). JHLICO is a Massachusetts life insurance company having its principal place of business at 200 Clarendon Street, Boston, Massachusetts 02117. JHVLICO is a Massachusetts life insurance company having its principal offices at 197 Clarendon Street, Boston, Massachusetts 02117. Each of JHLICO and JHVLICO is a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("John Hancock"), which is a wholly-owned subsidiary of Manufacturers Financial Corporation ("MFC"), whose offices are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO and JHVLICO hold shares of JHVST Funds directly and attributable to the Contracts in their respective separate accounts.


     As of the Record Date, the Series I and Series II shares of the JHVST International Equity Index Fund were legally owned by the John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)") (formerly, The Manufacturers Life Insurance Company (U.S.A.)), the John Hancock Life Insurance Company of New York ("JHLICO New York") (formerly, The Manufacturers Life Insurance Company of New York ). JHLICO (U.S.A.) is a Michigan stock life insurance company having its principal address at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5, and JHLICO New York is a New York stock life insurance company having its principal address at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO U.S.A. and JHLICO New York is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife"), a Canadian stock life insurance company, which is a wholly-owned subsidiary of MFC. Each of JHLICO U.S.A. and JHLICO New York holds Series I and Series II shares of the JHVST International Equity Index Fund attributable to Contracts issued by such company in its separate accounts. Such separate accounts include separate accounts registered under the 1940 Act as well as unregistered separate accounts.

                        VOTING RIGHTS AND REQUIRED VOTE

     Each Acquired Fund share is entitled to one vote (and fractional shares to fractional votes). Shareholders do not have any rights of dissent or appraisal.

     Approval of each Proposal requires the affirmative vote of a majority of the shares of the affected Acquired Fund (or class of shares in the case of voting by class) that are outstanding and entitled to vote as of the close of business on the Record Date. For this purpose, the vote of a "Majority of the Outstanding Voting Securities" means the affirmative vote of the lesser of:

          (1) 67% or more of the shares of the Acquired Fund (or class) present at the Meeting, if the holders of more than 50% of the shares of the Acquired Fund (or class) are present in person or by proxy; or

          (2) more than 50% of the outstanding shares of the Acquired Fund (or class).

     Shares of each Acquired Fund present in person, or by proxy, including shares that abstain or do not vote with respect to a Proposal, will be counted for purposes of determining whether there is a quorum at the Meeting. Accordingly, an abstention from voting has the same effect as a vote against a Proposal.

     In the event the necessary quorum to transact business or the vote required to approve a Proposal is not obtained at the Meeting, the persons named as proxies or any shareholder present at the meeting may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a Proposal will require the affirmative vote of the holders of a majority of the shares of the affected Acquired Fund (or class) cast at the Meeting. The persons named as proxies and any shareholder present at the meeting will vote for or against any adjournment in their discretion.

                SOLICITATION OF PROXIES AND VOTING INSTRUCTIONS

     JHVST is soliciting proxies from JHLICO, JHVLICO, JHLICO (U.S.A.) and JHLICO New York (the "JH Insurance Companies"), which have the right to vote upon matters that may be voted upon at the Meeting. The JH Insurance Companies will furnish this Proxy Statement/Prospectus to the owners of Contracts participating in registered separate accounts that hold shares of the Acquired Funds to be voted at the Meeting and will solicit voting instructions from those Contract owners. For this purpose, the owner of a variable annuity contract during the period after the annuity payments have commenced is the annuitant.

     The JH Insurance Companies will vote the shares of the Acquired Funds held in their respective registered separate accounts which are attributable to the Contracts and for which properly executed and unrevoked voting instructions are received from Contract owners in time for the Meeting in accordance with those voting instructions ("Contract Owner Instructions"). The JH Insurance Companies will also vote the shares of the Acquired Funds held in a registered separate account which are not attributable to the Contracts or which are attributable to the Contracts but for which proper and timely voting instructions are not received in proportion to the Contract Owner Instructions. All other shares of the Acquired Funds will be voted in proportion to Contract Owner Instructions that are received for all registered separate accounts. Any person giving voting instructions may revoke them at any time prior to their exercise by submitting a superseding Voting Instructions Form or a notice of revocation to the JH Insurance Company to which the voting instructions were initially given.

     Whether a Proposal is approved depends upon whether a sufficient number of votes are cast for the Proposal. Accordingly, an instruction to abstain from voting on any Proposal has the same practical effect as an instruction to vote against the Proposal. If insufficient affirmative votes are obtained to approve any Proposal, the Meeting may be adjourned to permit the solicitation of additional votes. See "Voting Rights and Required Vote." Any authorized voting instructions will also be valid for any adjournment of the Meeting.


     Under the Plan, the expenses of the Reorganization, including the cost of the preparation and distribution of these proxy materials, will be allocated among and paid by the Acquired Funds and the Acquiring Funds on an asset weighted basis, with the Acquired and Acquiring Funds in any Combination bearing the expenses that Combination in proportion to their relative net assets as of June 30, 2004, except that JHLICO (U.S.A.) has agreed that it will pay or cause one or more of its affiliates to pay such expenses that are allocated to the following Acquired Funds that were expected, based on expense ratio information as of June 30, 2004, to experience an increase in annual operating expense ratios as a result of the Reorganization: the Bond Index Fund, Equity Index Fund, Financial Industries Fund, International Equity Index Fund -- NAV, International Equity Index Fund -- Series I and Series II, Managed Fund, Small Cap Emerging Growth Fund and Small Cap Value Fund. JHLICO (U.S.A.) will also pay or cause one or more of its affiliates to pay such expenses of the JHVST Money Market Fund which will be combining into a New Acquiring Fund (the JHT Monet Market Trust B) which will be subject to an expense cap. Allocating expenses on an asset-weighted basis as described above will, as a practical matter, result in each of the following Acquired Funds bearing all the expenses of its combination into a New Acquiring Fund that does not have any historic assets or operations: the Active Bond Fund, Growth & Income Fund, Mid Cap Value B Fund, Overseas Equity Fund and Short-Term Bond Fund. Each of these Acquired Funds is expected to experience a decrease in annual operating expenses as a result of the Reorganization. (The estimated amounts of Reorganization costs for each Combination are set out above under "Capitalization").


     In addition to the solicitation of voting instructions by the use of the mails, regular employees of JHLICO and its affiliates may solicit voting instructions in person or by telephone; such employees will not be compensated for such services. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of voting instructions. For those services, they will be reimbursed for their out-of-pocket expenses.

                        OWNERSHIP OF SHARES OF THE FUNDS

     Acquired Funds. As of the Record Date, the percentage ownership of the outstanding NAV shares of each of the Acquired Funds (other than the International Equity Index Fund -- NAV which will be organized at the time of the Reorganization) by each of JHLICO and JHVLICO is stated below.


                                               NUMBER OF      PERCENTAGE OF    PERCENTAGE OF
                                            OUTSTANDING NAV   SHARES HELD BY   SHARES HELD BY
JHVST ACQUIRED FUNDS                            SHARES            JHLICO          JHVLICO
--------------------                        ---------------   --------------   --------------
Active Bond Fund..........................    103,551,283         48.53%           51.47%
Bond Index Fund...........................     19,827,454         54.86%           45.14%
Earnings Growth Fund......................     21,891,823         44.74%           55.26%
Equity Index Fund.........................     54,308,695         27.92%           72.08%
Financial Industries Fund.................      3,912,923         61.38%           38.62%
Fundamental Value Fund....................     16,934,883         44.19%           55.81%
Global Bond Fund..........................      9,586,251         44.30%           55.70%
Growth & Income Fund......................    175,848,451         35.63%           64.37%
Health Sciences Fund......................      2,193,441         64.74%           35.26%
High Yield Bond Fund......................     14,587,928         55.80%           44.20%
International Equity Index Fund...........     12,412,517         27.41%           72.59%
Large Cap Growth Fund.....................     45,595,169         34.30%           65.70%
Large Cap Value Fund......................     28,481,824         34.58%           65.42%
Managed Fund..............................    151,945,226         49.95%           50.05%
Mid Cap Growth Fund.......................     15,081,793         32.69%           67.31%
Mid Cap Value B Fund......................     15,198,980         35.97%           64.03%
Money Market Fund.........................    479,826,144         37.00%           63.00%
Overseas Equity B Fund....................     22,431,971         41.25%           58.75%
Real Estate Equity Fund...................     16,737,963         43.20%           56.80%
Short-Term Bond Fund......................     25,888,927         45.69%           54.31%
Small Cap Emerging Growth Fund............     25,193,921         32.78%           67.22%
Small Cap Value Fund......................     12,789,655         51.71%           48.29%
Total Return Bond Fund....................      5,882,626         70.70%           29.30%


     As of the Record Date, the percentage ownership of the outstanding Series I and Series II shares of the JHVST International Equity Index Fund by each of JHLICO (U.S.A.) and JHLICO New York is stated below.


                                            NUMBER OF     PERCENTAGE OF     PERCENTAGE OF
                                           OUTSTANDING   SHARES HELD BY    SHARES HELD BY
                                             SHARES      JHLICO (U.S.A.)   JHLICO NEW YORK
                                           -----------   ---------------   ---------------
International Equity Index
Fund -- Series  I........................   5,172,936           --             100.00%
     -- Series II........................   1,557,997           --             100.00%

     As of the Record Date, the persons named below were the record owners of one or more Contracts that had voting authority with respect to 5% or more of the outstanding NAV shares of the named Acquired Funds. Fewer than 1% of the outstanding shares of any Acquired Fund were attributable to Contracts owned by Trustees or officers of JHVST.



                                                                     NUMBER OF   PERCENTAGE
JHVST ACQUIRED FUND                       NAME AND ADDRESS            SHARES     OWNERSHIP
-------------------                -------------------------------   ---------   ----------
Earnings Growth Fund.............  Keyspan Energy Comp. Trust        1,197,846      5.47%
                                   c/o Mark Pflanza
                                   Bank of New York
                                   One Wall Street
                                   New York, NY 10005
Overseas Equity B Fund...........  Keyspan Energy Comp. Trust        1,193,193      5.32%
                                   c/o Mark Pflanza
                                   Bank of New York
                                   One Wall Street
                                   New York, NY 10005
                                   Keyspan Corp. Employee Trust      1,428,293      6.37%
                                   c/o Mark Pflanz
                                   Bank of New York
                                   One Wall Street
                                   New York, NY 10005
Equity Index Fund................  Metropolitan Life Insurance Co.   6,008,990     11.06%
                                   501 Boylston Street
                                   Boston, MA 02116
Total Return Bond Fund...........  Wachovia Bank, Trustee --           320,956      5.47%
                                   Basic American
                                   301 Church Street
                                   M/C NC-31013
                                   Winston-Salem, NC 27101
Managed Fund.....................  Fleet Financial Group Trust         123,380      6.16%
                                   c/o The Baker Companies
                                   62 Walnut Street
                                   Wellesley Hills, MA 02481



     Acquiring Funds. Shares of the JHT Funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts, certain entities affiliated with the insurance companies and trustees of qualified pension and retirement plans ("qualified plans"). The Existing Acquiring Funds will first issue NAV shares, and the New Acquiring Funds will first issue shares, in connection with the Reorganization. As of the Record Date, the Series I and Series II shares of the Existing Acquiring Funds were legally owned by JHLICO (U.S.A.), JHLICO New York and certain series of JHT -- the "Lifestyle Funds" -- that invest in other series of JHT. As of the Record Date, the number of outstanding Series I, Series II and Series III (which are sold to qualified plans) shares of the Existing Acquiring Funds, and the percentage ownership of the Series I and Series II shares of the Existing Acquiring Funds by each of JHLICO (U.S.A.), JHVLICO New York and the Lifestyle Funds, are stated below.



                                                NUMBER OF    PERCENTAGE OF     PERCENTAGE OF     PERCENTAGE OF
                                               OUTSTANDING   SHARES HELD BY   SHARES HELD BY     SHARES HELD BY
JHT EXISTING ACQUIRING FUNDS                     SHARES      JHLICO U.S.A.    JHLICO NEW YORK   LIFESTYLE FUNDS*
----------------------------                   -----------   --------------   ---------------   ----------------
Equity-Income Trust            --  Series I    80,096,517        73.68%            6.33%             19.99%
                               --  Series II   34,865,285        43.52%            4.72%             51.76%
                               --  Series III      77,634        29.30%              --              70.70%

                                                NUMBER OF    PERCENTAGE OF     PERCENTAGE OF     PERCENTAGE OF
                                               OUTSTANDING   SHARES HELD BY   SHARES HELD BY     SHARES HELD BY
JHT EXISTING ACQUIRING FUNDS                     SHARES      JHLICO U.S.A.    JHLICO NEW YORK   LIFESTYLE FUNDS*
----------------------------                   -----------   --------------   ---------------   ----------------
Financial Services Trust       --  Series I     3,773,341        93.78%            6.22%                --
                               --  Series II    3,079,385        90.13%            9.87%                --
                               --  Series III       9,008       100.00%              --                 --
Global Bond Trust              --  Series I    27,254,661        42.40%            2.34%             55.26%
                               --  Series II   23,640,670        27.01%            2.09%             70.90%
                               --  Series III      94,004        40.86%              --              59.14%
Health Sciences Trust          --  Series I     7,792,150        94.63%            5.37%                --
                               --  Series II    5,051,132        91.23%            8.77%                --
                               --  Series III      13,996       100.00%              --                 --
High Yield Trust               --  Series I    71,372,072        32.36%            1.90%             65.74%
                               --  Series II   67,568,025        16.73%            2.16%             81.11%
                               --  Series III     196,223        19.87%              --              80.13%
Overseas Equity Trust          --  Series I            --           --               --                 --
                               --  Series II           --           --               --                 --
                               --  Series III          --           --               --                 --
Large Cap Growth Trust         --  Series I    37,411,615        94.20%            5.80%                --
                               --  Series II    9,941,333        86.82%           13.18%                --
                               --  Series III          --           --               --                 --
Mid Cap Stock Trust            --  Series I    24,008,376        66.64%            3.21%             30.15%
                               --  Series II   16,367,832        47.87%            4.87%             47.26%
                               --  Series III      90,432        73.96%              --              26.04%
Mid Value Trust                --  Series I            --           --               --                 --
                               --  Series II           --           --               --                 --
                               --  Series III          --           --               --                 --
Real Estate Securities Trust   --  Series I    22,736,388        61.25%            2.84%             35.91%
                               --  Series II   14,250,852        32.05%            2.68%             65.27%
                               --  Series III      74,909        60.90%              --              39.10%
Total Return Trust             --  Series I    63,046,259        62.24%            4.94%             32.82%
                               --  Series II   44,797,397        43.05%            5.76%             51.19%
                               --  Series III     210,063        63.52%              --              36.48%


---------------

 * Based on aggregate shares held by the Lifestyle Funds.

     As of the Record Date, the Series III shares of the Existing Acquiring Funds were legally owned by qualified plans for which John Hancock Distributors LLC, an affiliate of JHLICO (U.S.A.), provides certain administrative services. The following qualified plans beneficially owned 5% or more of the outstanding Series III shares of the Existing Acquiring Funds indicated:


                                                                     NUMBER     PERCENTAGE
JHT EXISTING ACQUIRING FUND              NAME AND ADDRESS           OF SHARES   OWNERSHIP
---------------------------              ----------------           ---------   ----------
Financial Services Trust.......  Fehr & Peers Associates, Inc         2,348       23.94%
                                 401k
                                 Attn: Marion Donnelly
                                 100 Pringle Avenue
                                 Walnut Creek, CA 94596

                                                                     NUMBER     PERCENTAGE
JHT EXISTING ACQUIRING FUND              NAME AND ADDRESS           OF SHARES   OWNERSHIP
---------------------------              ----------------           ---------   ----------
                                 Corrosion Fluid Products Corp.       6,750       68.82%
                                 401k
                                 Attn: Joseph V. Andronaco
                                 24450 Indoplex Cir
                                 Farmingtn Hills, MI 48335
                                 Digital Systems Group, Inc. PSP        781        7.97%
                                 Attn: Thomas B Moogan
                                 650 Louis Drive Suite 110
                                 Warminster, PA 18974
Health Sciences Trust..........  Allen Boone Humphries, LLP 401k      3,717       26.56%
                                 Plan
                                 Attn: Jim Niese
                                 3200 Southwest Fwy Ste 2600
                                 Houston, TX 77027
                                 Fehr & Peers Associates, Inc         4,900       35.01%
                                 401k
                                 Attn: Marion Donnelly
                                 100 Pringle Avenue
                                 Walnut Creek, CA 94596
                                 Fred C. Gloeckner and Co. 401k         958        6.84%
                                 PSP
                                 Attn: Fred C. Gloeckner
                                 600 Mamaroneck Ave
                                 Harrison, NY 10528
                                 Corrosion Fluid Products Corp.       1,046        7.47%
                                 401k
                                 Attn: Joseph V. Andronaco
                                 24450 Indoplex Circle
                                 Farmingtn Hills, MI 48335
                                 Naterra Land, Inc. 401k Plan           892        6.37%
                                 Attn: Jay Lux
                                 43 Main St SE Ste 506
                                 Minneapolis, MN 55414
                                 The Synergy Multiple Employer        4,612       32.95%
                                 RSP
                                 Attn: Matthew Jarzynski
                                 180 N Michigan Ave Ste 1110
                                 Chicago, IL 60601
Mid Cap Stock Trust............  Fehr & Peers Associates, Inc         6,035        6.67%
                                 401k
                                 Attn: Marion Donnelly
                                 100 Pringle Avenue
                                 Walnut Creek, CA 94596
                                 Diemasters Manufacturing Inc        13,083       14.47%
                                 401k
                                 Attn: Lydia Jimenez
                                 2100 Touhy Ave
                                 Elk Grove Village, IL 60007
                                 Fred C. Gloeckner and Co. 401k       5,630        6.23%
                                 PSP
                                 Attn: Fred C. Gloeckner
                                 600 Mamaroneck Ave
                                 Harrison, NY 10528

                                                                     NUMBER     PERCENTAGE
JHT EXISTING ACQUIRING FUND              NAME AND ADDRESS           OF SHARES   OWNERSHIP
---------------------------              ----------------           ---------   ----------
                                 Corrosion Fluid Products Corp.      19,824       21.92%
                                 401k
                                 Attn: Joseph V. Andronaco
                                 24450 Indoplex Cir
                                 Farmingtn Hills, MI 48335
                                 Digital Systems Group, Inc. PSP     15,747       17.41%
                                 Attn: Thomas B Moogan
                                 650 Louis Drive Suite 110
                                 Warminster, PA 18974
                                 The Synergy Multiple Employer        5,506        6.09%
                                 RSP
                                 Attn: Matthew Jarzynski
                                 180 N Michigan Ave Ste 1110
                                 Chicago, IL 60601
Real Estate Trust..............  Allen Boone Humphries, LLP 401k      5,150        6.87%
                                 Plan
                                 Attn: Jim Niese
                                 3200 Southwest Fwy Ste 2600
                                 Houston, TX 77027
                                 Fehr & Peers Associates, Inc         4,848        6.47%
                                 401k
                                 Attn: Marion Donnelly
                                 100 Pringle Avenue
                                 Walnut Creek, CA 94596
                                 The Olson Company 401k               6,334        8.46%
                                 Retirement
                                 Attn: Leighton Ko
                                 3020 Old Ranch Parkway Suite 440
                                 Seal Beach, CA 90740
                                 Ratner Prestia P.C. Savings Plan     6,940        9.26%
                                 P.O. Box 980
                                 Valley Forge, PA 19482
                                 Corrosion Fluid Products Corp.       7,062        9.43%
                                 401k
                                 Attn: Joseph V. Andronaco
                                 24450 Indoplex Cir
                                 Farmingtn Hills, MI 48335
                                 Digital Systems Group, Inc. PSP     11,472       15.32%
                                 Attn: Thomas B Moogan
                                 650 Louis Drive Suite 110
                                 Warminster, PA 18974
Equity-Income Trust............  Allen Boone Humphries, LLP 401k     18,220       23.47%
                                 Plan
                                 Attn: Jim Niese
                                 3200 Southwest Fwy Ste 2600
                                 Houston, TX 77027
Global Bond Trust..............  Allen Boone Humphries, LLP 401k     22,127       23.54%
                                 Plan
                                 Attn: Jim Niese
                                 3200 Southwest Fwy Ste 2600
                                 Houston, TX 77027

                                                                     NUMBER     PERCENTAGE
JHT EXISTING ACQUIRING FUND              NAME AND ADDRESS           OF SHARES   OWNERSHIP
---------------------------              ----------------           ---------   ----------
                                 The Synergy Multiple Employer       11,660       12.40%
                                 RSP
                                 Attn: Matthew Jarzynski
                                 180 N Michigan Ave Ste 1110
                                 Chicago, IL 60601
High Yield Trust...............  The Olson Company 401k              12,006        6.12%
                                 Retirement
                                 Attn: Leighton Ko
                                 3020 Old Ranch Parkway Suite 440
                                 Seal Beach, CA 90740
                                 Corrosion Fluid Products Corp.       9,908        5.05%
                                 401k
                                 Attn: Joseph V. Andronaco
                                 24450 Indoplex Cir
                                 Farmingtn Hills, MI 48335
                                 The Synergy Multiple Employer       14,451        7.36%
                                 RSP
                                 Attn: Matthew Jarzynski
                                 180 N Michigan Ave Ste 1110
                                 Chicago, IL 60601
Total Return Trust.............  Allen Boone Humphries, LLP 401k     21,554       10.26%
                                 Pln
                                 Attn: Jim Niese
                                 3200 Southwest Fwy Ste 2600
                                 Houston, TX 77027
                                 The Olson Company 401k              19,651        9.35%
                                 Retirement
                                 Attn: Leighton Ko
                                 3020 Old Ranch Parkway Suite 440
                                 Seal Beach, CA 90740
                                 Ratner Prestia P.C. Savings Plan    22,570       10.74%
                                 P.O. Box 980
                                 Valley Forge, PA 19482
                                 Diemasters Manufacturing Inc        34,853       16.59%
                                 401k
                                 Attn: Lydia Jimenez
                                 2100 Touhy Ave
                                 Elk Grove Village, IL 60007


     As of the Record Date, Trustees and officers of JHT, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of any of the Existing Acquiring Funds.

                                 LEGAL MATTERS

     Certain matters concerning the issuance of shares of the Acquiring Funds will be passed upon by Betsy Anne Seel, Esq., Assistant Vice President and Senior Counsel, U.S. Operations Law Department, Manulife Financial. Certain tax consequences of the Reorganization will be passed upon by Dykema Gossett PLLC, 39577 Woodward Avenue, Suite 300, Bloomfield Hills, Michigan 48304.

                              FINANCIAL STATEMENTS

     The financial highlights of the Acquired Funds for the fiscal year ended December 31, 2003 incorporated by reference into this Proxy Statement/Prospectus, and the financial statements of JHVST for the fiscal year ended December 31, 2003 incorporated by reference into the related Statement of Additional Information, have been so incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm, given on their authority as experts on accounting and auditing.


     The financial highlights of the Acquiring Funds for the fiscal year ended December 31, 2003 incorporated by reference into this Proxy Statement/Prospectus, and the financial statements of JHT for the fiscal year ended December 31, 2003 incorporated by reference into the related Statement of Additional Information, have been so incorporated by reference in reliance on the report of PricewaterhouseCoopers, LLP, Independent Registered Public Accounting Firm. The financial highlights of the Acquiring Funds as of June 30, 2004 (unaudited) included in the JHT Prospectus are also incorporated by reference herein.


     The performance information included in the financial highlights of the Funds does not reflect fees and expenses of any variable insurance contract which may use JHVST or JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

                                 OTHER MATTERS


     The JHVST Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.


     JHVST is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of JHVST must be received by JHVST a reasonable time before its solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

                   BY ORDER OF THE BOARD OF TRUSTEES OF JHVST

February 25, 2005
Boston, Massachusetts

IT IS IMPORTANT THAT VOTING INSTRUCTIONS BE RETURNED PROMPTLY. THEREFORE, IF YOU DO NOT EXPECT TO ATTEND THE MEETING IN PERSON, PLEASE COMPLETE, SIGN, DATE AND RETURN YOUR VOTING INSTRUCTIONS FORM(S) IN THE ENCLOSED ENVELOPE.

                                   EXHIBIT A
                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made this
          day of           , 2005, by and among: John Hancock Variable Series
Trust I ("JHVST"), a Massachusetts business trust with its principal place of business at John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, on behalf of its separate series listed below (the "Acquired Funds"); John Hancock Trust ("JHT") (formerly, Manufacturers Investment Trust), a Massachusetts business trust with its principal place of business at 601 Congress Street, Boston, Massachusetts 02210, on behalf of its separate series listed below (the "Acquiring Funds"); and John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)) (formerly, The Manufacturers Life Insurance Company (U.S.A.), a Michigan stock life insurance company with its principal place of business at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5, for purposes of Section 9 of this Agreement only. The Acquired Funds and the Acquiring Funds are sometimes referred to herein collectively as the "Funds" and individually as a "Fund." The Acquired Funds and their corresponding Acquiring Funds as listed below are sometimes referred to herein in relation to one another as corresponding Acquired and Acquiring Funds.


JHVST ACQUIRED FUNDS                            CORRESPONDING JHT ACQUIRING FUNDS
--------------------                            ---------------------------------
Active Bond Fund                         --     Active Bond Trust
Bond Index Fund                          --     Bond Index Trust B
Earnings Growth Fund                     --     Large Cap Growth Trust
Equity Index Fund                        --     500 Index Trust B
Financial Industries Fund                --     Financial Services Trust
Fundamental Value Fund                   --     Equity-Income Trust
Global Bond Fund                         --     Global Bond Trust
Growth & Income Fund                     --     Growth & Income Trust II
Health Sciences Fund                     --     Health Sciences Trust
High Yield Bond Fund                     --     High Yield Bond Trust
International Equity Index Fund          --     International Equity Index Trust A
International Equity Index Fund -- NAV   --     International Equity Index Trust B
Large Cap Growth Fund                    --     Blue Chip Growth Trust
Large Cap Value Fund                     --     Equity-Income Trust
Managed Fund                             --     Managed Trust
Mid Cap Growth Fund                      --     Mid Cap Stock Trust
Mid Cap Value Fund B                     --     Mid Value Trust
Money Market Fund                        --     Money Market Trust B
Overseas Equity Fund B                   --     Overseas Equity Trust
Real Estate Equity Fund                  --     Real Estate Securities Trust
Short-Term Bond Fund                     --     Short-Term Bond Trust
Small Cap Emerging Growth Fund           --     Small Cap Growth Trust
Small Cap Value Fund                     --     Small Cap Value Trust
Total Return Bond Fund                   --     Total Return Trust


     WHEREAS, the respective Boards of Trustees of JHVST and JHT have determined that the transfer of all of the assets and liabilities of each of the Acquired Funds to its corresponding Acquiring Fund is in the best interests of that Board's respective Fund, as well as the best interests of shareholders and owners of variable life and variable annuity contracts ("variable contracts") funded by shares of such Fund, and that the interests of existing shareholders and contract owners participating in such Fund would not be diluted as a result of these transactions;

                                     Exh. A-1

     WHEREAS, JHVST and JHT intend to provide for the reorganization of each of the Acquired Funds (the "Reorganization") through the acquisition by its corresponding Acquiring Fund of all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the liquidation of the Acquired Fund and the distribution to Acquired Fund shareholders of the Acquiring Fund Shares; and

     WHEREAS, with respect to the Acquiring Funds listed above, there are existing Acquiring Funds which are named in Appendix 1 hereto (the "Existing Acquiring Funds"), and the remaining Acquiring Funds are new Acquiring Funds which are being organized in connection with the transactions contemplated by this Plan ("New Acquiring Funds"), and, with respect to the Acquired Funds listed above, there are existing Acquired Funds which are named in Appendix 2 hereto (the "Existing Acquired Funds"), and a new Acquired Fund, the International Equity Index Fund -- NAV, which is being organized in connection with the transactions contemplated by this Plan;

     NOW, THEREFORE, in consideration of the mutual promises herein contained, JHT and JHVST agree as follows:


1. TRANSFER OF ASSETS OF THE ACQUIRED FUNDS IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUNDS


  (a)  PLAN OF REORGANIZATION.


     (i) JHVST agrees that, as of the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), it will designate the NAV class of shares of the International Equity Index Fund as a separate series of JHVST ("International Equity Index Fund -- NAV"), and the International Equity Index Fund will allocate to the International Equity Index Fund -- NAV a portion of the assets of the International Equity Index Fund, including securities and cash, having a value equal to the aggregate net asset value of all the NAV shares of the International Equity Index Fund, both full and fractional, issued and outstanding at the Effective Time plus the amount of any International Equity Index Fund liabilities that are allocated to the International Equity Index Fund -- NAV (collectively the "NAV Assets" of the International Equity Index Fund), such values to be determined as set forth in the last sentence of
Section 1(c)(i) of this Plan. The NAV Assets shall consist of as nearly a pro-rata portion as is reasonably practical of each security or other asset held by the International Equity Index Fund as of immediately prior to the Effective Time, except for (A) securities that are subject to restrictions on resale or transfer, such as private placement securities, and (B) rounding off to eliminate fractional shares and odd lots of securities. The allocation of assets under this Section shall be done in accordance with the International Equity Index Fund's procedures under Rule 17a-7 under the Investment Company Act of 1940, as amended (the "Act"), as if the allocation of assets involved a sale for cash of assets from the International Equity Index Fund to the International Equity Index Fund -- NAV; a distribution of cash to holders of NAV shares of the International Equity Index Fund; and the investment of said cash in shares of the International Equity Index Fund -- NAV. Each of the International Equity Index Fund and the International Equity Index Fund -- NAV shall be deemed to be an Acquired Fund for purposes of this Plan.


     (ii) As of the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), JHVST, on behalf of each Acquired Fund, will convey, transfer and deliver to its corresponding Acquiring Fund all of the then existing assets of the Acquired Fund (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets, including JHVST's right to receive from its investment manager compensation for any damages to the Acquired Fund arising out of frequent trading ("market timing") activity in shares of that Fund on the part of certain variable contract owners). In consideration thereof, JHT, on behalf of each Acquiring Fund, will (A) assume and pay from the assets of each Acquiring Fund all of the obligations and liabilities of its corresponding Acquired Fund to the extent that they exist on or after the Effective Time of the Reorganization and (B) issue and deliver to the Acquired Fund that number of full and fractional NAV shares of the Acquiring Fund (or Series I and Series II shares of the Acquiring Fund in the case of the International Equity Index Trust A) as determined in
Section 1(c) hereof. Any NAV shares (and Series I and Series II shares in the case of the International Equity Index Fund) of capital stock of the Acquired Fund ("Acquired Fund Shares") held in the treasury of JHVST at the Effective

                                     Exh. A-2

Time of the Reorganization shall thereupon be performed by State Street Bank and Trust Company (the "Custodian"), as custodian and pricing agent for the Acquired Funds and the Acquiring Funds, subject to the control and direction of each Fund and its Board and in accordance with the usual pricing and valuation procedures of the respective Funds. The parties agree to communicate with one another sufficiently in advance concerning the nature and manner of valuation of all their respective assets and liabilities that any material differences in the value ascribed by each Fund to any assets or liabilities that an Acquiring Fund would assume in the Reorganization can be reconciled prior to the Exchange Date. The parties agree to attempt in good faith to reconcile any such material differences. In the absence of such reconciliation, the determination of the Custodian shall be conclusive and binding on all parties in interest.

     (iii) As of the Effective Time of the Reorganization, each of the Acquired Funds will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund shareholders") as of the Effective Time of the Reorganization the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1(a)(ii) in actual or constructive exchange for the shares of the Acquired Fund held by the Acquired Fund shareholders. The holders of NAV shares of the Acquired Funds will receive NAV shares of the Acquiring Funds, and the holders of Series I and Series II shares of the International Equity Index Fund will receive, respectively, Series I and Series II shares of the International Equity Index Trust A. Each such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro-rata number of the Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     (iv) As soon as practicable after the Effective Time of the Reorganization, JHVST shall take all the necessary steps under Massachusetts law, its Declaration of Trust and any other applicable law to effect a complete dissolution of each Acquired Fund. Any reporting of the Acquired Funds, including but not limited to the responsibility for filing of reports with the Securities and Exchange Commission (the "Commission"), other regulatory reports and tax returns, is and shall remain the responsibility of JHVST.

  (b)  EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

     (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on the day (the "Exchange Date") which is the later of
(A) the final adjournment of the meeting of the holders of Acquired Fund Shares at which this Plan will be considered, (B) April 29, 2005 and (C) such later day as JHVST and JHT may determine.

     (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

     (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquired Funds or the Acquiring Funds is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     (iv) On the Exchange Date, portfolio securities of each Acquired Fund that are not held in book-entry form shall be transferred by the Custodian to the account of its corresponding Acquiring Fund duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof; portfolio securities held of record by the Custodian in book-entry form on behalf of each Acquired Fund shall be delivered to its corresponding Acquiring Fund by the Custodian's recording the transfer of beneficial ownership thereof on its records; and cash delivered shall be in the form of currency or by the Custodian's crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

                                     Exh. A-3

  (c)  VALUATION.

     (i) The net asset value per share of the NAV shares (or Series I and Series II shares in the case of the International Equity Index Trust A) of the Acquiring Funds and the net value of the assets of the Acquired Funds to be transferred in exchange for such shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of the NAV shares (or Series I and Series II shares in the case of the International Equity Index Trust A) of each Acquiring Fund shall be computed by the Custodian in the manner set forth in JHT's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than four decimal places. The net value of the assets of each Acquired Fund to be transferred shall be computed by the Custodian by calculating the value of the assets of the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to its corresponding Acquiring Fund, said assets and liabilities to be valued in the manner set forth in JHVST's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

     (ii) The number of NAV shares (or Series I and Series II shares in the case of the International Equity Index Trust A) of each Acquiring Fund to be issued (including fractional shares, if any) by the Acquiring Fund in exchange for its corresponding Acquired Fund's assets shall be determined by dividing the net value of the assets of the Acquired Fund (or, in the case of the International Equity Index Fund, the assets attributable to shares of each class) to be transferred by the net asset value per share of the NAV shares (or Series I and Series II shares in the case of the International Equity Index Trust A) of the Acquiring Fund, as determined in accordance with Section 1(c)(i).

     (iii) All computations of value shall be made by the Custodian in the manner set forth in paragraphs (a)(i) and (c)(i) above.


2.  REPRESENTATIONS AND WARRANTIES OF JHT ON BEHALF OF EACH ACQUIRING FUND


     JHT on behalf of each Acquiring Fund represents and warrants as follows:

          (a) Organization, Existence, etc. JHT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. Each Existing Acquiring Fund is, and, as of the Effective Time of the Reorganization, each New Acquiring Fund will be, a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Existing Acquiring Funds and JHT has, and, as of the Effective Time of the Reorganization, each New Acquiring Fund will have, all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now, or in the case of the New Acquiring Funds, as then, being conducted.

          (b) Registration as Investment Company. JHT is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

          (c) Current Offering Documents. The current prospectus of JHT dated May 1, 2004 and the current statement of additional information of JHT dated May 1, 2004, each as supplemented or amended and as may be further supplemented or amended, included in JHT's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) Capitalization. JHT has an unlimited number of authorized shares of beneficial interest. As of November 30, 2004, there were outstanding the numbers of NAV shares, Series I shares, Series II shares and Series III shares of the Existing Acquiring Funds as set forth in Appendix 1 hereto. All of the outstanding shares of JHT have been duly authorized and are validly issued, fully paid and non-assessable (recognizing that under Massachusetts law, shareholders of a JHT series could, under certain circum-
                                     Exh. A-4
     stances, be held personally liable for the obligations of such series). Because JHT is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Existing Acquiring Funds have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and any applicable state securities laws.

          (e) Financial Statements. The financial statements of JHT for the fiscal year ended December 31, 2003, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Existing Acquiring Funds as of the dates thereof and their respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

          (f) Shares to be Issued Upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in JHT's prospectus and recognizing that under Massachusetts law, shareholders of a JHT series could, under certain circumstances, be held personally liable for the obligations of such series).

          (g) Authority Relative to this Plan. JHT, on behalf of the Acquiring Funds, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by JHT's Board of Trustees and no other proceedings by JHT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

          (h) Liabilities. There are no liabilities of any Acquiring Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in JHT's Financial Statements with respect to the Acquiring Funds and liabilities incurred in the ordinary course of business subsequent to December 31, 2003 or otherwise previously disclosed to and accepted by JHVST with respect to the Acquiring Funds, none of which has been materially adverse to the business, assets or results of operations of any Acquiring Fund.

          (i) No Material Adverse Change. Since December 31, 2003, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of any Acquiring Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

          (j) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHT, threatened which would adversely affect JHT or any Acquiring Fund's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against JHT or any Acquiring Fund and, to the knowledge of JHT, there are no regulatory investigations of JHT or any Acquiring Fund, pending or threatened, other than routine inspections and audits.

          (k) Contracts. No default exists under any material contract or other commitment on behalf of any Acquiring Fund to which JHT is subject.

          (l) Taxes. All federal and other income tax returns of JHT with respect to each Acquiring Fund required to be filed by JHT with respect to each Acquiring Fund have been filed for all taxable years to and including December 31, 2003, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by JHT with respect to the Acquiring Funds have been paid so far as due. JHT and each Existing Acquiring Fund currently are, at all times since their inception have
                                     Exh. A-5
     been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and Treas. Reg. Section 1.817-5, as if those provisions applied directly to that Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts, and each New Acquiring Fund will be in such compliance at the Exchange Date. Each Existing Acquiring Fund's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect, and each New Acquiring Fund' shares will be held only by purchasers of the types specified in clauses (a) and (b) of this sentence. Each Acquiring Fund is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code, and each of the New Acquiring Funds will be so qualified at the Effective Time of the Reorganization.

          (m) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by JHT of the Reorganization, except such as have been obtained as of the date hereof.

          (n) At the time the Registration Statement becomes effective, the Registration Statement, except as to information relating to the Acquired Funds that is provided or approved by JHVST pursuant to Section 5(c) hereof, (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by JHT, will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.


3.  REPRESENTATIONS AND WARRANTIES OF JHVST ON BEHALF OF EACH ACQUIRED FUND


     JHVST on behalf of each Acquired Fund represents and warrants as follows:

          (a) Organization, Existence, etc. JHVST is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. Each Existing Acquired Fund is, and, as of the Effective Time of the Reorganization, the International Equity Index
     Fund -- NAV will be, a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Existing Acquired Funds and JHVST has, and as of the Effective Time of the Reorganization, the International Equity Index Fund -- NAV will have, all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now, or in the case of the International Equity Index Fund -- NAV, as then, being conducted.

          (b) Registration as Investment Company. JHVST is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

          (c) Current Offering Documents. The current prospectus of JHVST dated May 1, 2004 and the current statement of additional information of JHVST dated May 1, 2004, each as supplemented or amended and as may be further supplemented or amended, included in JHVST's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a
                                     Exh. A-6
     material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) Capitalization. JHVST has an unlimited number of authorized shares of beneficial interest. As of November 30, 2004, there were outstanding the numbers of NAV shares, Series I shares and Series II shares of the Existing Acquired Funds as set forth in Appendix 2 hereto, and, and no shares of such Funds were held in the treasury of JHVST. All of the outstanding shares of JHVST have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHVST's prospectus and recognizing that under Massachusetts law, shareholders of an JHVST series could, under certain circumstances, be held personally liable for the obligations of JHVST). Because JHVST is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Effective Time of the Reorganization, be held in book-entry form by shareholders of record of the Acquired Funds as set forth on the books and records of JHVST in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the JHT or the corresponding Acquiring Funds for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Fund Shares, and no Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares (other than any existing dividend reinvestment plans of an Acquired Fund or as set forth in this
     Plan), nor are there outstanding any securities convertible into any shares of any Acquired Fund (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of JHVST). All of the Acquired Funds' issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and any applicable state securities laws.

          (e) Financial Statements. The financial statements of JHVST for the fiscal year ended December 31, 2003, which have been audited by Ernst & Young LLP, fairly present the financial position of the Existing Acquired Funds as of the dates thereof and their respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

          (f) Authority Relative to this Plan. JHVST, on behalf of the Acquired Funds, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by JHVST's Board of Trustees and no other proceedings by JHVST other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. Subject to the amendment to its Declaration of Trust referred to in
     Section 6(a) hereof, JHVST is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

          (g) Liabilities. There are no liabilities of any Acquired Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in JHVST's Financial Statements with respect to the Acquired Funds and liabilities incurred in the ordinary course of business subsequent to December 31, 2003 or otherwise previously disclosed to and accepted by JHT with respect to the Acquiring Funds, none of which has been materially adverse to the business, assets or results of operations of any Acquired Fund .

          (h) No Material Adverse Change. Since December 31, 2003, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of any Acquired Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

          (i) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHVST, threatened which would adversely affect JHVST or any Acquired Fund's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts
                                     Exh. A-7
     which would form the basis for the institution of administrative proceedings against JHVST or any Acquired Fund and, to the knowledge of JHVST, there are no regulatory investigations of JHVST or any Acquired Fund, pending or threatened, other than routine inspections and audits.

          (j) Contracts. JHVST is not subject to any contracts or other commitments on behalf of any Acquired Fund (other than this Plan) which will not be terminated with respect to the Acquired Fund without liability to JHVST or the Acquired Fund as of or prior to the Effective Time of the Reorganization.

          (k) Taxes. All federal and other income tax returns of JHVST with respect to each Acquired Fund required to be filed by JHVST with respect to each Acquired Fund have been filed for all taxable years to and including December 31, 2003, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHVST, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by JHVST with respect to the Acquired Funds have been paid so far as due. JHVST and each Existing Acquired Fund currently are, at all times since their inception have been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to that Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts; and the International Equity Index Fund -- NAV will be in such compliance at the Exchange Date. Each Existing Acquired Fund's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect, and the International Equity Index Fund -- NAV's shares will be held only by purchasers of the types specified in clauses (a) and
     (b) of this sentence. Each Existing Acquired Fund is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code, and the International Equity Index
     Fund -- NAV will be so qualified at the Effective Time of the Reorganization.


          (l) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Funds' shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by JHVST of the Reorganization, except such as have been obtained as of the date hereof.


          (m) At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired Funds, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Funds' shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by JHT, insofar as they relate to the Acquired Funds, will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished or approved by JHVST for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in
     Section 5(c).


4.  COVENANTS OF JHT ON BEHALF OF EACH ACQUIRING FUND


     JHT on behalf of each Acquiring Fund covenants to the following:

          (a) Registration Statement. On behalf of the Acquiring Funds, JHT shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act
                                     Exh. A-8
     relating to the Acquiring Fund Shares issuable hereunder and the proxy statement of the corresponding Acquired Funds relating to the meeting of the Acquired Funds' shareholders referred to in Section 5(a) herein.

          (b) Cooperation in Effecting Reorganization. JHT agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. JHT shall furnish such data and information relating to the Acquiring Funds as shall be reasonably requested for inclusion in the information to be furnished to the Existing Acquired Funds' shareholders in connection with the meeting of the Existing Acquired Funds' shareholders for the purpose of acting upon this Plan and the transactions contemplated herein. In addition to the documents specifically mentioned in this Plan, JHT (on behalf of the Acquiring Funds) agrees to deliver at the Exchange Date such additional assumptions of liability, receipts and other documents customary in connection with transactions of the type contemplated by this Plan as may reasonably be requested by JHVST.

          (c) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, JHT with respect to each Acquiring Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.


5.  COVENANTS OF JHVST ON BEHALF OF EACH ACQUIRED FUND


     JHVST on behalf of each Acquired Fund covenants to the following:

          (a) Meeting of the Acquired Funds' Shareholders. JHVST shall call and hold a meeting of the shareholders of the Existing Acquired Funds for the purpose of acting upon this Plan and the transactions contemplated herein.


          (b) Portfolio Securities. With respect to the assets to be transferred in accordance with Section 1(a)(ii), each Acquired Fund's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on JHVST's books. At least five (5) business days prior to the Exchange Date, each Existing Acquired Fund will provide JHT, for the benefit of each corresponding Acquiring Fund, with a list of its assets and a list of its stated liabilities. Each Acquired Fund shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of JHT, on behalf of the corresponding Acquiring Fund, acquire any additional securities other than securities which the corresponding Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that any Acquired Fund holds any investments that the corresponding Acquiring Fund would not be permitted to hold, the Acquired Fund will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, JHVST will prepare and deliver, on the Exchange Date immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of each Acquired Fund, prepared in accordance with GAAP (the "Schedule"), which Schedule shall be certified by the principal accounting officer of the Acquired Fund. All securities to be listed in the Schedule as of the Effective Time of the Reorganization will be owned by the Acquired Fund free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule and as accepted by JHT, and, except as so indicated and accepted, none of such securities is or, as a result of the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated and accepted, all such securities are or will be readily marketable.


          (c) Registration Statement. In connection with the preparation of the Registration Statement, JHVST will cooperate with JHT and will furnish to JHT the information relating to the Acquired Funds
                                     Exh. A-9
     required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information).

          (d) Cooperation in Effecting Reorganization. JHVST agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization. In addition to the documents specifically mentioned in this Plan, JHVST (on behalf of the Acquired Funds) agrees to deliver at the Exchange Date such additional bills of sale, receipts and other documents customary in connection with transactions of the type contemplated by this Plan as may reasonably be requested by JHT.

          (e) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, JHVST with respect to each Acquired Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

          (f) Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Exchange Date, JHVST on behalf of each Acquired Fund, shall prepare a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that the corresponding Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code. Such statement will be certified by the principal accounting officer of the Acquired Fund.


6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF JHVST ON BEHALF OF EACH ACQUIRED FUND


     The obligations of JHVST on behalf of each Acquired Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

          (a) Approval by the Existing Acquired Fund's Shareholders. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Existing Acquired Fund entitled to vote on the matter, including, in the case of the International Equity Index Fund, approval by that Fund's shareholders of an amendment to JHVST's Declaration of Trust to authorize JHVST to designate that Fund's NAV share class as a new series of JHVST to which assets of the Fund having a value equal to the aggregate net asset value of its NAV shares would be allocated ("Acquired Fund Shareholder Approval").

          (b) Covenants, Warranties and Representations. With respect to the corresponding Acquiring Fund, JHT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since December 31, 2003.

          (c) Delivery of Financial Statements and Certificate. JHT shall have delivered to JHVST the financial statements of JHT for the year ended December 31, 2004, which shall have been audited by PricewaterhouseCoopers LLP. In addition, JHT on behalf of the corresponding Acquiring Fund shall have delivered to JHVST a certificate executed in its name by JHT's principal accounting officer, in form and substance satisfactory to JHVST on behalf of the Acquired Fund and dated as of the Exchange Date, to the effect that, as of the Exchange Date and except as may be affected by the transactions contemplated by this Plan, (a) the representations and warranties of JHT on behalf of the Acquiring Fund in this Plan are true and correct, (b) the representations and warranties set forth in Sections 2(e) and (h) of this Plan on behalf of the Acquiring Fund are true and correct as to the financial statements referred to in the first sentence of this
     Section 6(c), and (c) the representation and warranty set forth in the first sentence of Section 2(l) of this Plan are true and correct as to all taxable years to and including December 31, 2004.

          (d) Regulatory Approval. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all
                                    Exh. A-10
     other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

          (e) Tax Opinion. JHVST shall have received the opinion of Dykema Gossett PLLC, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHVST, as to certain of the federal income tax consequences under the Code of the Reorganization insofar as it relates to each Acquired Fund and its corresponding Acquiring Fund. For purposes of rendering its opinion, Dykema Gossett PLLC may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and Statement of Additional Information, and on such other written representations as, respectively, the President or Treasurer of JHVST and the President or Treasurer of JHT will have verified as of the Effective Time of the Reorganization.

     The opinion, based on the facts and assumptions stated therein, will be to the effect that (except for the transaction described in Section 1(a)(i) of this Plan), for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code with respect to each Acquired Fund and its corresponding Acquiring Fund; (2) no gain or loss will be recognized by any of the Acquired Funds or the corresponding Acquiring Funds upon the transfer of all of the assets and liabilities, if any, of each Acquired Fund to its corresponding Acquiring Fund solely in exchange for shares of the corresponding Acquiring Fund; (3) no gain or loss will be recognized by shareholders of any of the Acquired Funds upon the exchange of such Acquired Fund's shares solely for shares of the corresponding Acquiring Fund; (4) the holding period and tax basis of the shares of each Acquiring Fund received by each holder of shares of the corresponding Acquired Fund pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of each of the Acquired Funds acquired by its corresponding Acquiring Fund will be the same as the holding period and tax basis of those assets to each of the Acquired Funds immediately prior to the Reorganization.


     With respect to the transaction described in Section 1(a)(i) of this Plan (involving the deemed sale of the NAV Assets of the JHVST International Equity Index Fund to the International Equity Index Fund -- NAV, the deemed distribution of cash to the NAV shareholders of the International Equity Index Fund, and the investment of said cash in shares of the International Equity Index Fund -- NAV), the opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the transaction described in Section (1)(a)(i) of this Plan does not qualify as tax-free under Section 368(a) of the Code and will be treated as a taxable transaction; (2) the International Equity Index Fund will recognize gain or loss on each of the transferred assets equal to the difference between (i) the fair market value of such assets, and (ii) the adjusted basis of such assets; (3) the International Equity Index Fund will be entitled to a deduction for dividends paid to its shareholders in an amount sufficient to offset its regulated investment company taxable income and its capital gains and therefore will not incur any federal income tax liability for its last complete taxable year ending on the date of the Reorganization; (4) the International Equity Index
Fund -- NAV will not recognize gain or loss upon the receipt of the NAV Assets of the International Equity Index Fund; (5) the basis of each of the assets acquired by the International Equity Index Fund -- NAV will be the fair market value of such assets as of the Effective Time of the Reorganization; (6) the International Equity Index Fund -- NAV's holding period for the NAV Assets acquired from the International Equity Index Fund will start as of the Effective Time of the Reorganization; (7) the NAV shareholders of the International Equity Index Fund who are deemed to receive a distribution of cash in exchange for their shares from the International Equity Index Fund pursuant to the Reorganization will recognize any gain or loss upon the exchange (whether actual or constructive) of such shares for the shares of the International Equity Index Fund -- NAV they are deemed to have received pursuant to the Reorganization; (8) the basis of the International Equity Index Fund -- NAV shares received by the former NAV shareholders of the International Equity Index Fund will be the fair market value of the shares of the International Equity Index Trust -- NAV as of the Effective Time of the Reorganization; (9) the NAV shareholders' holding period for their shares of the International Equity Index Fund -- NAV will start as of the Effective Time of the Reorganiza-


                                    Exh. A-11
tion; and (10) no variable contract owner will recognize any gain or loss upon the transfer of the NAV Assets of the International Equity Index Fund to the International Equity Index Fund -- NAV.


7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF JHT ON BEHALF OF EACH ACQUIRING FUND


     The obligations of JHT on behalf of each Acquiring Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

          (a) Approval by the Corresponding Existing Acquired Fund's Shareholders. The corresponding Existing Acquired Fund Shareholder Approval shall have been obtained.

          (b) Covenants, Warranties and Representations. With respect to the corresponding Acquired Fund, JHVST shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Acquired Fund since December 31, 2003.

          (c) Delivery of Financial Statements and Certificate. JHVST shall have delivered to JHT the financial statements of JHVST for the year ended December 31, 2004, which shall have been audited by Ernst & Young LLP. In addition, JHVST on behalf of the corresponding Acquired Fund shall have delivered to JHT a certificate executed in its name by JHVST's principal accounting officer, in form and substance satisfactory to JHT on behalf of the Acquiring Fund and dated as of the Exchange Date, to the effect that, as of the Exchange Date and except as may be affected by the transactions contemplated by this Plan, (a) the representations and warranties of JHVST on behalf of the Acquired Fund in this Plan are true and correct; (b) the representations and warranties set forth in Sections 3(e) and (g) of this Plan on behalf of the Acquired Fund are true and correct as to the financial statements referred to in the first sentence of this Section 7(c), and (c) the representation and warranty set forth in the first sentence of Section 3(k) of this Plan are true and correct as to all taxable years to and including December 31, 2004.

          (d) Portfolio Securities. All securities to be acquired by the corresponding Acquiring Fund in the Reorganization shall have been approved for acquisition by the investment adviser (or, at the discretion of such investment adviser, by the subadviser) for the Acquiring Fund as consistent with its investment policies.

          (e) Regulatory Approval. The Regulatory Approvals shall have been obtained.


          (f) Distribution of Income and Gains. JHVST on behalf of the Acquired Fund shall have distributed to the shareholders of the Acquired Fund, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (without regard to the deductions for dividends paid) as defined in
     Section 852(b)(2) of the Code (determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Exchange Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Exchange Date, and all of its net capital gain as such term is used in
     Section 852(b)(3) of the Code, after reduction by any capital loss carryforward, for its taxable year ending on the Exchange Date.



          (g) Tax Opinion. JHT shall have received the opinion of Dykema Gossett PLLC, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHT, as to certain of the federal income tax consequences under the Code of the Reorganization insofar as it relates to each Acquired Fund and its corresponding Acquiring Fund. For purposes of rendering its opinion, Dykema Gossett PLLC may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and Statement of Additional Information, and on such other written representations as, respectively, the President or Treasurer of JHVST and the President or Treasurer of JHT will have verified as of the Effective Time of the Reorganization.


                                    Exh. A-12

     The opinion, based on the facts and assumptions stated therein, will be to the effect that (except for the transaction described in Section 1(a)(i) of this Plan), for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code with respect to each Acquired Fund and its corresponding Acquiring Fund; (2) no gain or loss will be recognized by any of the Acquired Funds or the corresponding Acquiring Funds upon the transfer of all of the assets and liabilities, if any, of each Acquired Fund to its corresponding Acquiring Fund solely in exchange for shares of the corresponding Acquiring Fund; (3) no gain or loss will be recognized by shareholders of any of the Acquired Funds upon the exchange of such Acquired Fund's shares solely for shares of the corresponding Acquiring Fund; (4) the holding period and tax basis of the shares of each Acquiring Fund received by each holder of shares of the corresponding Acquired Fund pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of each of the Acquired Funds acquired by its corresponding Acquiring Fund will be the same as the holding period and tax basis of those assets to each of the Acquired Funds immediately prior to the Reorganization.

     With respect to the transaction described in Section 1(a)(i) of this Plan (involving the deemed sale of the NAV Assets of the JHVST International Equity Index Fund to the International Equity Index Fund -- NAV, the deemed distribution of cash to the NAV shareholders of the International Equity Index Fund, and the investment of said cash in shares of the International Equity Index Fund-NAV), the opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the transaction described in Section (1)(a)(i) of this Plan does not qualify as tax-free under
Section 368(a) of the Code and will be treated as a taxable transaction; (2) the International Equity Index Fund will recognize gain or loss on each of the transferred assets equal to the difference between (i) the fair market value of such assets, and (ii) the adjusted basis of such assets; (3) the International Equity Index Fund will be entitled to a deduction for dividends paid to its shareholders in an amount sufficient to offset its regulated investment company taxable income and its capital gains and therefore will not incur any federal income tax liability for its last complete taxable year ending on the date of the Reorganization; (4) the International Equity Index Fund -- NAV will not recognize gain or loss upon the receipt of the NAV Assets of the International Equity Index Fund; (5) the basis of each of the assets acquired by the International Equity Index Fund -- NAV will be the fair market value of such assets as of the Effective Time of the Reorganization; (6) the International Equity Index Fund -- NAV's holding period for the NAV Assets acquired from the International Equity Index Fund will start as of the Effective Time of the Reorganization; (7) the NAV shareholders of the International Equity Index Fund who are deemed to receive a distribution of cash in exchange for their shares from the International Equity Index Fund pursuant to the Reorganization will recognize any gain or loss upon the exchange (whether actual or constructive) of such shares for the shares of the International Equity Index Fund -- NAV they are deemed to have received pursuant to the Reorganization; (8) the basis of the International Equity Index Fund -- NAV shares received by the former NAV shareholders of the International Equity Index Fund will be the fair market value of the shares of the International Equity Index Trust -- NAV as of the Effective Time of the Reorganization; (9) the NAV shareholders' holding period for their shares of the International Equity Index Fund -- NAV will start as of the Effective Time of the Reorganization; and (10) no variable contract owner will recognize any gain or loss upon the transfer of the NAV Assets of the International Equity Index Fund to the International Equity Index Fund -- NAV.


8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS


     (a) Amendments. JHVST and JHT may, by an instrument in writing authorized by their respective Boards of Trustees, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Funds, but after such approval, no amendment shall be made which substantially changes the terms hereof.

     (b) Waivers. At any time prior to the Effective Time of the Reorganization, each of JHVST, on behalf of any or all of the Acquired Funds, and JHT, on behalf of any or all of the Acquiring Funds, may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it and such

                                    Exh. A-13

Fund or Funds contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit and the benefit of such Fund or Funds contained herein, except that conditions set forth in Sections 6(d) and 7(e) may not be waived and except that any such waiver that would have a material adverse effect on the interests or rights of any Acquired Fund (or its shareholders or owners of variable contracts that are funded by its shares) or any Acquiring Fund (or its shareholders or owners of variable contracts that are funded by its shares) shall be made only with the consent of the Board of Trustees of, respectively, JHVST or JHT.

     (c) Termination. This Plan may be terminated by the mutual agreement of JHVST on behalf of any or all of the Acquired Funds and JHT on behalf of any or all of the Acquiring Funds at any time prior to the Effective Time of the Reorganization. In addition, this Plan may be terminated as to any corresponding Acquired Fund and Acquiring Fund, at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Fund, without liability on the part of any party hereto, its Trustees, officers or shareholders:

          (i) by JHVST because of a breach by JHT of any material representation, warranty, covenant or agreement contained herein or to be performed prior to the Effective Time of the Reorganization for the benefit of the Acquired Fund, or by JHT because of a breach by JHVST of any material representation, warranty, covenant or agreement contained herein or to be performed prior to the Effective Time of the Reorganization for the benefit of the Acquiring Fund;

          (ii) by resolution of the Board of Trustees of JHVST if it should determine in good faith that proceeding with this Plan is not in the best interests of the Acquired Fund, its shareholders and contract owners whose contracts are funded by shares of the Acquired Fund; or

          (iii) by resolution of the Board of Trustees of JHT if it should determine in good faith that proceeding with this Plan is not in the best interests of the Acquiring Fund, its shareholders and contract owners whose contracts are funded by shares of the Acquiring Fund.

     (d) Unless JHVST on behalf of the Acquired Funds and JHT on behalf of the Acquiring Funds shall otherwise determine by written instrument, this Plan shall terminate with respect to any corresponding Acquired Fund and Acquiring Fund without liability as of the close of business on August 31, 2005 if the Effective Time of the Reorganization with respect to those Funds is not on or prior to such date.

     (e) Survival. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Sections 5(f), 9 and 10 of this Plan, shall survive the Reorganization.


9.  EXPENSES



     The expenses of the Reorganization will be allocated among and paid by the Acquired Funds and the Acquiring Funds on an asset weighted basis, with the Acquired and Acquiring Funds in any combination bearing the expenses of that combination in proportion to their relative net assets as of June 30, 2004, except that JHLICO (U.S.A.) has agreed that it will pay or cause one or more of its affiliates to pay such expenses that are allocated to the following Acquired Funds that were expected, based on expense ratio information as of June 30, 2004, to experience an increase in annual operating expense ratios as a result of the Reorganization: the Bond Index Fund, Equity Index Fund, Financial Industries Fund, International Equity Index Fund -- NAV, International Equity Index Fund -- Series I and Series II, Managed Fund, Small Cap Emerging Growth Fund and Small Cap Value Fund. JHLICO (U.S.A.) has also agreed to pay or cause one or more of its affiliates to pay such expenses allocated to the JHVST Money Market Fund. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than any registration fees payable to the Commission in respect of the registration of the Acquiring Fund Shares registered thereby, which shall be payable by JHT; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization.


                                    Exh. A-14

10.  INDEMNIFICATION


     JHT agrees that all rights to indemnification existing in favor of the current Trustees of JHVST, acting in their capacities as such, under the Declaration of Trust of JHVST as in effect on the date of this Plan shall survive the Reorganization as obligations of JHT and constitute rights which may be asserted against JHT, its successors or assigns.


11.  RELIANCE


     All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by JHVST on behalf of the Acquired Funds and JHT on behalf of the Acquiring Funds notwithstanding any investigation made by such party or on its behalf.


12.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT


     (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

     (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

     (d) This Plan shall bind and inure to the benefit of JHVST, the Acquired Funds, JHT and the Acquiring Funds and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

     (e) All persons dealing with JHVST or JHT must look solely to the property of JHVST or JHT, respectively, for the enforcement of any claims against JHVST or JHT, as none of the Trustees, officers, agents or shareholders of JHVST or JHT assumes any personal liability for obligations entered into on behalf of JHVST or JHT, respectively. No series of JHVST or JHT shall be liable for claims against, respectively, any other series of JHVST or JHT.

                                    Exh. A-15

     IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.


                                          JOHN HANCOCK VARIABLE SERIES TRUST I

                                          ON BEHALF OF THE ACQUIRED FUNDS

                                          By:    /s/ MICHELE G. VAN LEER
                                            ------------------------------------
                                              Name: Michele G. Van Leer
                                            Title:   Chairman and Chief
                                                     Executive Officer


                                          JOHN HANCOCK TRUST

                                          ON BEHALF OF THE ACQUIRING FUNDS

                                          By:    /s/ JAMES D. GALLAGHER
                                            ------------------------------------
                                              Name: James D. Gallagher
                                            Title:   President

                                          For purposes of Section 9 of this
                                          Agreement only:


                                          JOHN HANCOCK LIFE INSURANCE COMPANY
                                          (U.S.A.)


                                          By:    /s/ JAMES D. GALLAGHER
                                            ------------------------------------
                                              Name: James D. Gallagher
                                            Title:   Executive Vice President,
                                                     Secretary

                                                and General Counsel



                                    Exh. A-16

                                                                      APPENDIX 1


             SHARES OUTSTANDING OF THE JHT EXISTING ACQUIRING FUNDS

                            AS OF NOVEMBER 30, 2004



                      (NAV, SERIES I AND SERIES II SHARES)



JHT EXISTING ACQUIRING FUNDS     NAV SHARES   SERIES I SHARES   SERIES II SHARES   SERIES III SHARES
----------------------------     ----------   ---------------   ----------------   -----------------
Large Cap Growth Trust.........         --      38,490,542          9,815,837                --
Financial Services Trust.......         --       3,859,832          3,107,998             9,761
Equity-Income Trust............         --      80,623,228         32,644,762            69,217
Global Bond Trust..............         --      26,611,921         21,449,795            78,578
Health Sciences Trust..........         --       8,021,698          5,063,546            10,860
High Yield Bond Trust..........         --      71,163,587         62,234,794           169,142
Blue Chip Growth Trust.........         --      78,336,565         26,739,791            61,486
Mid Cap Stock Trust............         --      24,676,804         15,813,740            82,146
Real Estate Securities Trust...         --      22,943,765         13,767,626            71,276
Total Return Trust.............         --      63,037,693         42,222,492           201,473


                                    Exh. A-17

                                                                      APPENDIX 2

            SHARES OUTSTANDING OF THE JHVST EXISTING ACQUIRED FUNDS

                            AS OF NOVEMBER 30, 2004


                      (NAV, SERIES I AND SERIES II SHARE)



JHVST EXISTING ACQUIRED FUNDS                 NAV SHARES    SERIES I SHARES   SERIES II SHARES
-----------------------------                 -----------   ---------------   ----------------
Active Bond Fund............................  103,173,315             --                --
Bond Index Fund.............................   20,035,666             --                --
Earnings Growth Fund........................   22,543,472             --                --
Equity Index Fund...........................   54,720,371             --                --
Financial Industries Fund...................    4,026,380             --                --
Fundamental Value Fund......................   17,121,874             --                --
Global Bond Fund............................    9,023,295             --                --
Growth & Income Fund........................  178,259,680             --                --
Health Sciences Fund........................    2,255,295             --                --
High Yield Bond Fund........................   15,290,280             --                --
International Equity Index Fund.............   12,148,167      4,702,527         1,611,279
Large Cap Growth Fund.......................   46,352,286             --                --
Large Cap Value Fund........................   28,150,975             --                --
Managed Fund................................  154,220,475             --                --
Mid Cap Growth Fund.........................   14,266,475             --                --
Mid Cap Value Fund B........................   13,894,379             --                --
Money Market Fund...........................  480,053,294             --                --
Overseas Equity Fund B......................   22,815,569             --                --
Real Estate Equity Fund.....................   15,559,876             --                --
Short-Term Bond Fund........................   25,429,032             --                --
Small Cap Emerging Growth Fund..............   25,860,261             --                --
Small Cap Value Fund........................   12,109,703             --                --
Total Return Bond Fund......................    5,571,093             --                --


                                    Exh. A-18

                                                                      APPENDIX A

               COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS


     JHVST and JHT have adopted as "fundamental" the investment restrictions set forth below for, respectively, the Acquired Funds and the Acquiring Funds. That these restrictions are "fundamental" means that they cannot be changed for any Fund without approval of a majority of the outstanding voting securities of each affected Fund. (The term "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.)



SUBJECT OF RESTRICTION              ACQUIRED FUNDS                      ACQUIRING FUNDS
----------------------    ----------------------------------   ----------------------------------
REAL ESTATE:              No Fund will purchase or sell real   No Fund will purchase or sell real
                          estate. This restriction does not    estate, except that each Fund may
                          prevent (a) a Fund from acquiring    invest in securities issued by
                          real estate as a result of           companies which invest in real
                          ownership of those securities or     estate or interests therein and
                          other instruments in which the       each of the Funds other than the
                          Fund is permitted to invest; (b) a   Money Market Trust B may invest in
                          Fund from investing in securities    mortgages and mortgage- backed
                          that are secured by real estate or   securities.
                          interests therein; (c) a Fund from
                          investing in issuers that invest,
                          deal, or otherwise engage in
                          transactions in real estate or
                          interests therein; or (d) the Real
                          Estate Equity Fund from making any
                          type of investment that it is
                          otherwise permitted to make.

LOANS:                    No Fund will make loans, except      No Fund will lend money to other
                          that this restriction does not       persons, except by the purchase of
                          prevent a Fund from (a) making       obligations in which the Fund is
                          loans through the acquisition of     authorized to invest and by
                          obligations in which the Fund may    entering into repurchase
                          invest consistent with its           agreements. For purposes of this
                          objective and investment policies;   restriction, collateral
                          (b) lending portfolio securities;    arrangements with respect to
                          or (c) making loans to other Funds   options, forward currency and
                          or investment companies managed or   futures transactions will not be
                          sponsored by an investment adviser   deemed to involve the lending of
                          to the Fund or by any company        money.
                          controlling, controlled by, or
                          under common control with such       No Fund will lend securities in
                          investment adviser.                  excess of 33 1/3% of the value of
                                                               its total assets. For purposes of
                                                               this restriction, collateral
                                                               arrangements with respect to
                                                               options, forward currency and
                                                               futures transactions will not be
                                                               deemed to involve loans of
                                                               securities.

COMMODITIES:              No Fund will purchase or sell        No Fund will purchase or sell
                          physical commodities, except that    commodities or commodity
                          a Fund may sell physical             contracts, except that each Fund
                          commodities acquired as a result     other than the Money Market Trust
                          of ownership of those securities     B may purchase

SUBJECT OF RESTRICTION              ACQUIRED FUNDS                      ACQUIRING FUNDS
----------------------    ----------------------------------   ----------------------------------
                          or other instruments in which a      and sell futures contracts on
                          Fund is permitted to invest.         financial instruments and indices
                                                               and options on such futures
                                                               contracts and each Fund other than
                                                               the Money Market Trust B may
                                                               purchase and sell futures
                                                               contracts on foreign currencies
                                                               and options on such futures
                                                               contracts.

UNDERWRITING:             No Fund will engage in the           No Fund will underwrite securities
                          underwriting of securities of        of other issuers except insofar as
                          other issuers. This restriction      JHT may be considered an
                          will not prevent a Fund from         underwriter under the 1933 Act in
                          disposing of its portfolio           selling portfolio securities.
                          securities regardless of its
                          status as an underwriter under any
                          federal or state securities laws.

BORROWING:                No Fund will borrow money, except    No Fund will borrow money, except
                          that this restriction will not       that each Fund may borrow (i) for
                          prevent a Fund from borrowing (a)    temporary or emergency purposes
                          from banks for any purpose,          (not for leveraging) up to 33 1/3%
                          provided that immediately after      of the value of the Fund's total
                          any such borrowing there is an       assets (including amounts
                          asset coverage of at least 300%      borrowed) less liabilities (other
                          for all borrowings of the Fund as    than borrowings) and (ii) in
                          required under Section 18(f)(1) of   connection with reverse repurchase
                          the Investment Company Act of 1940   agreements, mortgage dollar rolls
                          (subject to any amendments to,       and other similar transactions.
                          regulations under, or exemptions
                          from Section 18(f)(1) of the
                          Investment Company Act of 1940);
                          (b) for temporary purposes only,
                          provided that loans for temporary
                          purposes do not exceed 5% of the
                          value of the total assets of the
                          Fund as of the time when each such
                          loan is made; or (c) from another
                          fund, or from a related entity of
                          another fund, pursuant to any
                          amendments to, regulations under,
                          exemptions from or interpretations
                          of the Investment Company Act of
                          1940.*

SENIOR                    No Fund will issue senior            JHT may not issue senior
SECURITIES:               securities, except as permitted      securities, except to the extent
                          under Section 18(f) of the           that the borrowing of money in
                          Investment Company Act of 1940,      accordance with the "borrowing"
                          any amendments thereto, any          restriction above may constitute
                          regulations thereunder, or any       the issuance of a senior security.
                          applicable exceptions therefrom.     (For purposes of this restriction,
                                                               purchasing securities on a
                                                               when-issued or delayed delivery
                                                               basis and engaging in hedging and
                                                               other strategic transactions will
                                                               not be

SUBJECT OF RESTRICTION              ACQUIRED FUNDS                      ACQUIRING FUNDS
----------------------    ----------------------------------   ----------------------------------
                                                               deemed to constitute the issuance
                                                               of a senior security.)

INDUSTRY                  The Equity Index, Large Cap Value,   No Fund will invest more than 25%
CONCENTRATION:            Earnings Growth, Mid Cap Value B,    of the value of its total assets
                          Mid Cap Growth, Small Cap Value,     in securities of issuers having
                          Small Cap Emerging Growth,           their principal activities in any
                          International Equity Index,          particular industry, excluding
                          Overseas Equity B, Short-Term        U.S. Government securities and
                          Bond, Active Bond, Total Return      obligations of domestic branches
                          Bond, High Yield Bond, and Global    of U.S. banks and savings and loan
                          Bond Funds will not purchase the     associations, except that this
                          securities of issuers conducting     restriction shall not apply to the
                          their principal business activity    Health Sciences Trust and Real
                          in the same industry if,             Estate Securities Trust. (JHT has
                          immediately after such purchase,     determined to forego the exclusion
                          the value of the Fund's              from the above policy of
                          investments in such industry would   obligations of domestic branches
                          exceed 25% of its total assets       of U.S. savings and loan
                          taken at market value. This          associations and to limit the
                          restriction does not limit the       exclusion of obligations of
                          Money Market Fund's investments in   domestic branches of U.S. banks to
                          instruments issued by domestic       the Money Market Trust B.)**
                          banks (or by a foreign branch of a
                          domestic bank, but only if the
                          domestic bank is unconditionally
                          liable in the event that the
                          foreign branch fails to honor the
                          instrument). For the purpose of
                          determining industry
                          concentration, telephone, water,
                          gas and electric public utilities
                          are each regarded as separate
                          industries, and wholly-owned
                          finance companies are considered
                          to be in the industry of their
                          parents if their activities are
                          primarily related to financing the
                          activities of their parent. In
                          conformity with its understanding
                          of current interpretations of the
                          Investment Company Act of 1940 by
                          the staff of the SEC, JHVST, as a
                          non-fundamental policy, interprets
                          this limitation not to apply to
                          securities issued by the Federal
                          government, or state and local
                          governments within the U.S., or
                          political subdivisions thereof;
                          but this exception does not apply
                          to securities of foreign
                          government entities. If these
                          interpretations change, however,
                          JHVST may modify its practices to
                          conform to such changes

DIVERSIFICATION:          At least 75% of a Fund's total       No Fund will purchase the
                          assets must be (1) cash, (2) cash    securities of any issuer if the
                          items,                               purchase would

SUBJECT OF RESTRICTION              ACQUIRED FUNDS                      ACQUIRING FUNDS
----------------------    ----------------------------------   ----------------------------------
                          including receivables, (3) U.S.      cause more than 5% of the value of
                          Government securities, (4)           the Fund's total assets to be
                          securities of other investment       invested in the securities of any
                          companies, (5) and/or other          one issuer (excluding U.S.
                          securities limited in respect of     Government securities) or cause
                          any one issuer to no more than 5%    more than 10% of the voting
                          of the Fund's total assets and no    securities of the issuer to be
                          more than 10% of such issuer's       held by the Fund, except that up
                          outstanding voting securities. The   to 25% of the value of each Fund's
                          Financial Industries Fund, Global    total assets may be invested
                          Bond Fund and Health Sciences Fund   without regard to these
                          are not subject to these             restrictions. The Health Sciences
                          restrictions.                        Trust, Global Bond Trust and Real
                                                               Estate Securities Trust are not
                                                               subject to these restrictions.


---------------

 * All of the Acquired Funds also operate under a "non-fundamental" policy that, if borrowings by a Fund ever exceed 5% of its total assets, that Fund will make no new investments until it has paid down its borrowings to below 5%.

** For purposes of this restriction, neither telecommunication companies, finance companies nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.

                                                                      APPENDIX B

                             DEBT SECURITY RATINGS


STANDARD & POOR'S RATINGS GROUP ("S&P")



Commercial Paper:



A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.



A-2




                    Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."



Bonds:



AAA



                    Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


AA



                    Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.


A



                    Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


BBB



                    Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


BB-B-CCC-CC



                    Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


D



                    Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


     The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.



MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")



Commercial Paper:



P-1




                    The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.


P-2



                    Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.


Bonds:



Aaa




                    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa



                    Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A



                    Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa



                    Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


B



                    Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.


Caa



                    Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca



                    Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.


C



                    Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.


                                       B-2
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